UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report
September 30, 2020
MFS® Municipal Series Trust
For the states of:
Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
MSTA-SEM

MFS ® Municipal Series Trust
For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings in early 2020 as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries affected by the outbreak early on, brightened the economic and market outlook, as did the phased reopening of U.S. states. However, significant uncertainty remains. While policymakers and public health officials have learned a great deal about combating the virus, much remains unknown at a time when another wave of infections is underway. In the United States, political uncertainty eased after former Vice President Joe Biden was projected as the winner of the presidential election. Since the pandemic caused many jurisdictions to adopt mail-in voting for the first time, the counting of ballots has been slower than normal this cycle. Republicans appear likely to retain control of the Senate, though whether they do will not be known until a pair of early January runoff elections takes place in Georgia.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the U.S. some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
November 13, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
MFS Alabama Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	20.3%
General Obligations - General Purpose	12.4%
Water & Sewer Utility Revenue	12.2%
Healthcare Revenue - Hospitals	8.1%
Sales & Excise Tax Revenue	7.9%
Composition including fixed income credit quality (a)(i)
AAA	5.4%
AA	35.0%
A	34.8%
BBB	9.3%
BB	0.8%
CC	0.2%
C	1.9%
D	1.5%
Not Rated	5.5%
Cash & Cash Equivalents	4.4%
Other	1.2%
Portfolio facts (i)
Average Duration (d)	6.9
Average Effective Maturity (m)	17.6 yrs.
Jurisdiction (i)
Alabama	75.2%
Puerto Rico	6.6%
South Carolina	2.0%
Tennessee	1.5%
New York	1.5%
Maryland	1.3%
Illinois	1.2%
California	1.0%
Ohio	1.0%
Colorado	0.9%
Guam	0.7%
Texas	0.5%
Pennsylvania	0.5%
New Jersey	0.4%
Virginia	0.4%
Connecticut	0.4%
Iowa	0.1%
Michigan	0.1%
Indiana	0.1%
Minnesota	0.1%
Nebraska	0.1%
U.S. Treasury Securities (j)	(1.2)%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (1.2)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS Arkansas Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Sales & Excise Tax Revenue	18.1%
Universities - Colleges	15.3%
Water & Sewer Utility Revenue	14.3%
Healthcare Revenue - Hospitals	11.0%
State & Local Agencies	7.0%
Composition including fixed income credit quality (a)(i)
AAA	3.4%
AA	44.5%
A	29.6%
BBB	12.5%
BB	1.2%
C	2.1%
D	1.4%
Not Rated	5.8%
Cash & Cash Equivalents	(0.5)%
Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	15.5 yrs.
Jurisdiction (i)
Arkansas	73.4%
Puerto Rico	7.4%
Guam	3.0%
New Jersey	2.9%
New York	1.6%
Illinois	1.6%
Massachusetts	1.3%
Colorado	1.1%
Texas	1.0%
Ohio	1.0%
Maryland	0.9%
California	0.8%
Pennsylvania	0.8%
North Carolina	0.7%
Iowa	0.6%
Michigan	0.4%
Connecticut	0.4%
Alabama	0.4%
South Carolina	0.4%
Tennessee	0.3%
Washington DC	0.2%
Virginia	0.1%
Indiana	0.1%
New Hampshire	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS California Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - Schools	19.2%
Healthcare Revenue - Hospitals	12.9%
Airport Revenue	9.4%
Universities - Colleges	5.9%
Tax Assessment	5.7%
Composition including fixed income credit quality (a)(i)
AAA	3.1%
AA	34.5%
A	30.0%
BBB	16.6%
BB	2.7%
CC	0.1%
C	1.5%
D	1.6%
Not Rated	9.5%
Cash & Cash Equivalents	0.4%
Portfolio facts (i)
Average Duration (d)	7.8
Average Effective Maturity (m)	18.9 yrs.
Jurisdiction (i)
California	86.6%
Puerto Rico	6.2%
Illinois	1.2%
Ohio	1.0%
Pennsylvania	0.8%
Texas	0.6%
New York	0.6%
Massachusetts	0.5%
Maryland	0.5%
Tennessee	0.4%
Guam	0.4%
New Jersey	0.3%
Alabama	0.3%
Virginia	0.1%
Minnesota	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS Georgia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	20.6%
Healthcare Revenue - Hospitals	14.3%
General Obligations - Schools	9.5%
Water & Sewer Utility Revenue	8.8%
General Obligations - General Purpose	6.8%
Composition including fixed income credit quality (a)(i)
AAA	9.8%
AA	39.2%
A	34.1%
BBB	6.9%
BB	0.5%
CCC	0.1%
CC	0.2%
C	1.3%
D	1.4%
Not Rated	4.0%
Cash & Cash Equivalents	1.6%
Other	0.9%
Portfolio facts (i)
Average Duration (d)	7.2
Average Effective Maturity (m)	16.3 yrs.
Jurisdiction (i)
Georgia	76.6%
Puerto Rico	6.6%
Illinois	2.0%
Tennessee	1.5%
California	1.3%
Maryland	1.3%
Pennsylvania	1.0%
New Jersey	1.0%
Ohio	0.9%
Virginia	0.8%
New York	0.8%
Connecticut	0.8%
Guam	0.7%
Iowa	0.6%
Texas	0.5%
South Carolina	0.5%
Massachusetts	0.4%
Alabama	0.2%
Washington DC	0.2%
Michigan	0.2%
Colorado	0.1%
Louisiana	0.1%
Minnesota	0.1%
Indiana	0.1%
Florida	0.1%
U.S. Treasury Securities (j)	(0.9)%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (0.9)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS Maryland Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	17.3%
General Obligations - General Purpose	13.8%
Multi-Family Housing Revenue	9.3%
Universities - Colleges	7.5%
State & Local Agencies	5.9%
Composition including fixed income credit quality (a)(i)
AAA	15.7%
AA	28.6%
A	21.2%
BBB	15.8%
BB	0.8%
B	0.3%
CC	0.1%
C	1.9%
D	1.4%
Not Rated	9.1%
Cash & Cash Equivalents	3.7%
Other	1.4%
Portfolio facts (i)
Average Duration (d)	7.2
Average Effective Maturity (m)	17.6 yrs.
Jurisdiction (i)
Maryland	74.4%
Puerto Rico	6.4%
Washington DC	2.5%
Illinois	1.7%
Tennessee	1.2%
Pennsylvania	1.1%
New York	1.0%
Guam	0.9%
Colorado	0.9%
Ohio	0.9%
New Jersey	0.8%
California	0.7%
South Carolina	0.6%
Iowa	0.6%
Massachusetts	0.5%
Connecticut	0.5%
Texas	0.4%
Alabama	0.3%
Virginia	0.2%
Indiana	0.2%
U.S. Virgin Islands	0.2%
Michigan	0.1%
Nebraska	0.1%
Mississippi	0.1%
U.S. Treasury Securities (j)	(1.4)%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (1.4)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
6

Portfolio Composition - continued
MFS Massachusetts Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	20.2%
Healthcare Revenue - Hospitals	13.2%
Sales & Excise Tax Revenue	8.2%
General Obligations - General Purpose	7.0%
Transportation - Special Tax	5.5%
Composition including fixed income credit quality (a)(i)
AAA	3.9%
AA	43.0%
A	19.0%
BBB	18.7%
BB	2.2%
CCC	0.2%
CC	0.2%
C	1.8%
D	1.5%
Not Rated	4.7%
Cash & Cash Equivalents	3.9%
Other	0.9%
Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	17.5 yrs.
Jurisdiction (i)
Massachusetts	77.2%
Puerto Rico	6.7%
Illinois	2.7%
Maryland	1.4%
Pennsylvania	1.3%
New Jersey	1.0%
Ohio	0.9%
New York	0.9%
Tennessee	0.8%
Colorado	0.6%
Guam	0.5%
Texas	0.5%
California	0.4%
Connecticut	0.4%
Alabama	0.3%
Louisiana	0.1%
Florida	0.1%
Virginia	0.1%
Washington DC	0.1%
Minnesota	0.1%
U.S. Treasury Securities (j)	(0.9)%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (0.9)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
7

Expense Tables
Fund expenses borne by the shareholders during the period, April 1, 2020 through September 30, 2020
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2020 through September 30, 2020.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS ALABAMA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.90%	$1,000.00	$1,030.68	$4.58
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$1,026.89	$8.38
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34
I	Actual	0.65%	$1,000.00	$1,031.84	$3.31
	Hypothetical (h)	0.65%	$1,000.00	$1,021.81	$3.29
R6	Actual	0.57%	$1,000.00	$1,032.21	$2.90
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
8

Expense Tables - continued
MFS ARKANSAS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.76%	$1,000.00	$1,034.94	$3.88
	Hypothetical (h)	0.76%	$1,000.00	$1,021.26	$3.85
B	Actual	1.51%	$1,000.00	$1,031.12	$7.69
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
I	Actual	0.66%	$1,000.00	$1,035.60	$3.37
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35
R6	Actual	0.58%	$1,000.00	$1,035.95	$2.96
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
MFS CALIFORNIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.68%	$1,000.00	$1,042.42	$3.48
	Hypothetical (h)	0.68%	$1,000.00	$1,021.66	$3.45
B	Actual	1.43%	$1,000.00	$1,040.25	$7.31
	Hypothetical (h)	1.43%	$1,000.00	$1,017.90	$7.23
C	Actual	1.58%	$1,000.00	$1,039.35	$8.08
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$1,044.34	$2.97
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R6	Actual	0.51%	$1,000.00	$1,044.71	$2.61
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Expense Tables - continued
MFS GEORGIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.90%	$1,000.00	$1,031.52	$4.58
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.62%	$1,000.00	$1,027.82	$8.24
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
I	Actual	0.65%	$1,000.00	$1,032.83	$3.31
	Hypothetical (h)	0.65%	$1,000.00	$1,021.81	$3.29
R6	Actual	0.60%	$1,000.00	$1,034.12	$3.06
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
MFS MARYLAND MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.82%	$1,000.00	$1,037.83	$4.19
	Hypothetical (h)	0.82%	$1,000.00	$1,020.96	$4.15
B	Actual	1.58%	$1,000.00	$1,032.98	$8.05
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$1,038.59	$2.96
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R6	Actual	0.52%	$1,000.00	$1,038.90	$2.66
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the MFS Georgia Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class B shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.
For the MFS Maryland Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.
10

Expense Tables - continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.84%	$1,000.00	$1,037.85	$4.29
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.60%	$1,000.00	$1,033.01	$8.15
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
I	Actual	0.60%	$1,000.00	$1,038.41	$3.07
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R6	Actual	0.53%	$1,000.00	$1,038.74	$2.71
	Hypothetical (h)	0.53%	$1,000.00	$1,022.41	$2.69
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the MFS Massachusetts Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.
11

Portfolio of Investments
9/30/20 (unaudited)
MFS Alabama Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.5%
Airport Revenue – 2.6%
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2031	$325,000	$ 420,690
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2032	325,000	417,625
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2033	325,000	415,074
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	74,815
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	46,899
Metropolitan Nashville, TN, Airport Authority Rev., “B”, 5%, 7/01/2038	670,000	819,758
		$ 2,194,861
General Obligations - General Purpose – 12.3%
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	$245,000	$ 298,606
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	160,000	153,746
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	55,000	57,933
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	43,745
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	15,000	15,643
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	114,569
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	850,000	539,750
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	150,000	156,384
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	20,113
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	40,000	40,174
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	911,558
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032	500,000	581,615
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2038	250,000	316,160
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2039	250,000	315,228
Mobile County, AL, General Obligation Refunding, “A”, 5%, 8/01/2032 (w)	1,110,000	1,487,111
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	612,275
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2033	420,000	480,220
Issuer	Shares/Par	Value ($)

General Obligations - General Purpose – continued
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	$655,000	$ 746,595
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	283,668
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	122,085
State of Illinois, 5%, 6/01/2021	475,000	483,830
State of Illinois, 5.5%, 5/01/2039	120,000	131,402
State of Illinois, “A”, 4%, 12/01/2033	30,000	29,446
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	858,705
Vestavia Hills, AL, 4%, 8/01/2048	500,000	570,360
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,164,280
		$ 10,535,201
General Obligations - Schools – 4.1%
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	$445,000	$ 518,114
Huntsville, AL, “A”, 5%, 5/01/2039	1,000,000	1,283,880
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	200,000	229,468
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,147,340
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	293,973
		$ 3,472,775
Healthcare Revenue - Hospitals – 8.1%
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	$500,000	$ 585,255
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	865,000	928,785
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	864,457
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	5,000	5,520
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	5,000	5,981
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,939

12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	$40,000	$ 44,161
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	564,575
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	546,330
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	360,000	443,394
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	55,328
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	425,000	461,269
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,188,460
UAB Medicine Finance Authority Rev., “B2”, 5%, 9/01/2041	1,000,000	1,178,060
		$ 6,877,514
Healthcare Revenue - Long Term Care – 1.6%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$ 253,957
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,050,000	1,087,758
		$ 1,341,715
Industrial Revenue - Environmental Services – 0.4%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Water Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	$300,000	$ 305,670
Industrial Revenue - Other – 1.3%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)(w)	$500,000	$ 499,975
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	98,953
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	200,000	200,222
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	305,000	336,409
		$ 1,135,559
Industrial Revenue - Paper – 0.4%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	$300,000	$ 313,356
Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other – 1.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$ 69,478
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	260,000	266,536
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	520,938
		$ 856,952
Port Revenue – 1.4%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$ 1,203,850
Sales & Excise Tax Revenue – 7.8%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$ 1,202,260
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	325,000	325,634
Elmore County, AL, Board of Education School Tax Warrants, 4%, 8/01/2038	745,000	880,516
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	899,048
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	607,590
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	16,540
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	650,000	687,109
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	164,000	167,144
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	59,112
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	25,000	26,071
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	923
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	22,071
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	3,148
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	180,305

13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	$237,000	$ 158,622
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,837,000	518,603
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	897,922
		$ 6,652,618
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$410,000	$ 460,623
Single Family Housing - State – 2.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C1”, 4%, 11/15/2047	$295,000	$ 318,818
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	350,000	393,397
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4%, 7/01/2050	890,000	1,016,309
		$ 1,728,524
State & Local Agencies – 4.7%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$ 332,573
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025	800,000	897,560
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/2032	500,000	510,030
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,760
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	315,000	357,374
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030	35,000	38,777
Huntsville, AL, Public Building Authority Lease Refunding Rev., 5%, 10/01/2033	500,000	621,735
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	75,000	100,140
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	155,000	184,535
Issuer	Shares/Par	Value ($)

State & Local Agencies – continued
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	$10,000	$ 11,695
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	75,000	87,591
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	204,764
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	419,870
		$ 3,977,404
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$35,000	$ 34,397
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	90,000	85,761
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	60,000	59,262
		$ 179,420
Tax - Other – 6.9%
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	$750,000	$ 754,732
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	493,665
Cullman, AL, Board of Education, 4%, 3/01/2047	1,000,000	1,140,660
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	55,000	61,320
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	30,000	33,348
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	85,000	92,766
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5%, 7/01/2049	1,000,000	1,094,340
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	70,000	70,027
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	105,000	113,052
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	265,000	289,393
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/2031	500,000	507,045
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036	1,000,000	1,267,480
		$ 5,917,828

14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$55,000	$ 70,452
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2038	35,000	40,928
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	90,000	98,368
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	445,000	473,378
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	1,040,000	146,474
		$ 829,600
Toll Roads – 0.3%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$ 96,148
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	188,437
		$ 284,585
Transportation - Special Tax – 4.5%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035	$500,000	$ 613,190
Alabama Highway Finance Corp., Special Obligation Rev., “A”, 5%, 8/01/2040	1,000,000	1,301,170
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	127,370
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	325,000	338,975
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	120,000	122,981
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	330,000	360,241
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	240,000	255,504
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.25%, 7/01/2036	5,000	5,515
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	35,000	36,074
Issuer	Shares/Par	Value ($)

Transportation - Special Tax – continued
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	$265,000	$ 268,498
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	200,000	206,700
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	105,000	123,423
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	45,000	50,913
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	50,000	55,570
		$ 3,866,124
Universities - Colleges – 20.1%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	$300,000	$ 339,327
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	1,122,770
Alabama Community College System Board of Trustees Rev. (Snead State Community College), BAM, 4%, 9/01/2038	680,000	780,878
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), AGM, 5%, 6/01/2034	1,300,000	1,304,537
Auburn University, General Fee Rev., “A”, 5%, 6/01/2038	500,000	592,915
Auburn University, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,826,100
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	575,660
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2040	750,000	860,595
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	600,000	684,948
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	65,000	65,003
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	585,375
University of Alabama at Birmingham, Rev., “B”, 4%, 10/01/2037	1,000,000	1,183,770
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	755,000	946,838
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2036	475,000	592,183
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2026	445,000	547,728

15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	$1,000,000	$ 1,221,610
University of North Alabama, General Fee Rev., “C”, BAM, 4%, 11/01/2038	500,000	579,210
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	598,750
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	901,733
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2036	355,000	400,841
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2038	500,000	560,200
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	770,000	857,187
		$ 17,128,158
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$185,000	$ 189,625
Utilities - Municipal Owned – 1.0%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$180,000	$ 127,800
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	21,300
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	10,650
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	3,550
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	46,150
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	70,000	49,700
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	5,000	3,550
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	81,650
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,008
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	50,022
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	28,350
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,003
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	21,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	3,550
Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	$95,000	$ 67,450
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	70,032
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	35,000	36,052
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	70,000	72,148
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	15,000	15,422
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	3,556
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	10,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	28,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	35,438
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	10,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	39,050
		$ 884,731
Utilities - Other – 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$40,000	$ 54,003
Water & Sewer Utility Revenue – 12.0%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036	$1,000,000	$ 1,213,820
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036	750,000	941,797
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030	500,000	600,040
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGM, 5%, 7/01/2028	10,000	10,193
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,127,560
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,145,100
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	51,555
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	134,896
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	50,383
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	49,639
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	114,587
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	825,900
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	300,000	313,074

16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	$15,000	$ 17,207
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	20,000	22,800
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	11,400
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	22,713
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2027	200,000	239,030
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2028	250,000	302,320
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	763,567
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue – continued
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., “B”, BAM, 4%, 8/01/2039	$350,000	$ 412,289
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032	500,000	543,635
Warrior River, AL, Water Authority Rev., BAM, 4%, 8/01/2039	1,180,000	1,375,656
		$ 10,289,161
Total Municipal Bonds (Identified Cost, $76,644,810)		$80,679,857
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $63,620)	$200,000	$ 59,031
Investment Companies (h) – 5.9%
Money Market Funds – 5.9%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $5,021,893)	5,021,921	$ 5,021,921
Other Assets, Less Liabilities – (0.5)%		(417,396)
Net Assets – 100.0%		$85,343,413

Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	6	$1,057,688	December – 2020	$1,388
At September 30, 2020, the fund had cash collateral of $28,200 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.
See Portfolio Footnotes and Notes to Financial Statements
17

Portfolio of Investments
9/30/20 (unaudited)
MFS Arkansas Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.2%
Airport Revenue – 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$ 251,166
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	166,752
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	106,908
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	119,292
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	89,381
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	138,812
		$ 872,311
General Obligations - General Purpose – 4.4%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$ 2,221,900
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	375,000	360,341
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	70,000	73,342
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	50,000	51,968
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	110,000	115,866
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	87,490
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	30,000	31,286
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	234,347
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,620,000	1,028,700
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	430,000	448,301
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	60,339
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	130,000	130,567
State of Arkansas, Federal Highway Grant Anticipation and Tax Rev., 5%, 4/01/2026	1,815,000	2,138,324
State of Illinois, 5.5%, 5/01/2039	120,000	131,402
State of Illinois, 5.75%, 5/01/2045	115,000	126,271
State of Illinois, “A”, 4%, 12/01/2033	60,000	58,892
		$ 7,299,336
Issuer	Shares/Par	Value ($)

General Obligations - Schools – 5.2%
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$1,500,000	$ 1,694,580
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	1,000,000	1,102,490
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	48,011
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,451
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	626,450
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,143,265
Lavaca, AR, School District No.3 Ref., (Sebastian County), 1.3%, 2/01/2033	650,000	634,257
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041	2,000,000	2,092,220
		$ 8,626,724
Healthcare Revenue - Hospitals – 10.9%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$ 2,423,940
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,172,300
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	907,684
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,000,000	1,185,240
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	2,217,034
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	1,083,050
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,831,625
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	560,335
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	10,000	11,040
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	11,961

18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	$5,000	$ 5,939
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	90,000	99,363
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	564,678
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	1,091,320
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	20,988
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	705,000	838,534
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), “A”, 5%, 8/01/2059	75,000	108,809
Pulaski County, AR, Public Facilities Board, Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	713,153
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	3,275,994
		$ 18,122,987
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$390,000	$ 390,433
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	225,000	241,893
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	330,000	363,983
		$ 996,309
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 112,447
Miscellaneous Revenue - Other – 2.4%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,000,000	$ 2,308,340
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,615,000	1,699,626
		$ 4,007,966
Sales & Excise Tax Revenue – 17.8%
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	$1,015,000	$ 1,017,842
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	784,882
Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue – continued
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	$1,300,000	$ 1,456,897
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	760,000	761,482
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	924,375
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,239,941
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	421,032
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,176,068
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	459,517
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,367,010
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, AGM, 4%, 6/15/2050	1,210,000	1,304,719
Mississippi County, AR, 4%, 6/01/2036	650,000	697,937
Mississippi County, AR, 4%, 6/01/2038	1,095,000	1,170,413
Mountain View, AK, Sales and Use Tax Rev. , BAM, 4%, 11/01/2027 (w)	335,000	401,454
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2031 (w)	335,000	363,157
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2032 (w)	395,000	424,044
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2033 (w)	405,000	432,103
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2034 (w)	415,000	440,025
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2035 (w)	425,000	447,818
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,216,543
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	37,216
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,346,000	1,422,843
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	355,000	361,805
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	122,300
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	2,052
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	64,657
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,463

19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$66,000	$ 56,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	9,443
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	432,878
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	380,157
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,189,000	617,977
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,402,900
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,097,850
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,117,440
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	2,060,640
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,846,642
		$ 29,546,548
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$ 767,078
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039	250,000	262,545
		$ 1,029,623
Single Family Housing - State – 1.5%
Arkansas Development Finance Authority Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$250,000	$ 250,910
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	645,000	697,993
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	685,000	740,649
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	715,000	803,653
		$ 2,493,205
State & Local Agencies – 6.9%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$ 2,781,098
Issuer	Shares/Par	Value ($)

State & Local Agencies – continued
Arkansas Development Finance Authority State Agencies Facilities Revenue Refunding and Construction (Justice Building Project), 4%, 12/01/2050	$2,570,000	$ 2,851,261
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	952,997
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,189,720
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	200,000	267,040
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	458,362
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	345,000	390,899
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	580,000	646,004
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	150,000	175,182
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	1,198,856
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	581,085
		$ 11,492,504
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$70,000	$ 68,793
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	176,287
		$ 245,080
Tax - Other – 4.1%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$ 2,246,700
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,348,630
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	210,000	210,080
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	890,000	971,924
		$ 6,777,334

20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$ 15,299
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	15,000	15,775
		$ 31,074
Tobacco – 2.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$ 2,288,035
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	451,855
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	105,000	134,500
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2038	60,000	70,163
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	202,201
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	840,000	893,567
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	2,010,000	283,088
		$ 4,323,409
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$230,000	$ 262,952
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	204,244
		$ 467,196
Transportation - Special Tax – 4.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$20,000	$ 20,147
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,075,000	1,121,225
Issuer	Shares/Par	Value ($)

Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	$480,000	$ 491,923
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	715,000	761,189
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.25%, 7/01/2036	320,000	352,928
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	380,000	391,662
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	445,000	458,372
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	535,000	542,062
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	408,233
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	1,015,000	1,050,048
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	364,393
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB” , 4%, 6/15/2044	1,775,000	1,840,356
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	125,000	141,425
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	125,000	138,926
		$ 8,082,889
Universities - Colleges – 15.1%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$ 2,666,550
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	574,855
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2030 (w)	410,000	549,872
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2031 (w)	430,000	573,431
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2032 (w)	450,000	596,209
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2033 (w)	475,000	622,597

21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 4%, 12/01/2035 (w)	$410,000	$ 490,996
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	83,854
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	137,430
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	55,601
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	58,500
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,037,740
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 5%, 4/01/2041	1,000,000	1,047,690
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,186,970
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	369,512
University of Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	605,000	659,462
University of Arkansas Auxiliary Enterprises Rev. (UALR Campus), “A”, 5%, 5/01/2029	200,000	213,242
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,809,195
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,378,133
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,052,230
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,129,080
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,853,940
University of Arkansas Facilities Rev. (Monticello Campus), 4%, 12/01/2035	600,000	601,926
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	594,864
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	882,890
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,270,760
Issuer	Shares/Par	Value ($)

Universities - Colleges – continued
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2023	$250,000	$ 260,423
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2024	250,000	260,240
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2025	500,000	519,985
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2026	305,000	316,727
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	578,065
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	592,135
		$ 25,025,104
Universities - Dormitories – 0.8%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,130,000	$ 1,328,552
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$355,000	$ 363,875
Utilities - Municipal Owned – 5.7%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$ 1,196,510
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,233,101
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,178,040
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,271,295
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	2,994,057
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	291,100
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	46,150
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	21,300
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	10,650
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	102,950
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	110,050
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	15,000	10,650
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	184,600
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	136,752

22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	$80,000	$ 56,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	42,600
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	49,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	149,100
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	25,000	25,767
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	15,000	15,422
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,113
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	17,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	67,213
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	77,962
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	24,850
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	67,450
		$ 9,395,932
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$ 312,834
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	168,787
		$ 481,621
Water & Sewer Utility Revenue – 14.1%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$ 1,104,017
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	819,597
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	1,500,000	1,546,110
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGM, 5%, 7/01/2028	35,000	35,676
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	613,247
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,806,840
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,610,987
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	474,388
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue – continued
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2026	$1,000,000	$ 1,252,780
Fort Smith, AR, Water and Sewer Rev., BAM, 3%, 10/01/2029	325,000	368,063
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,224,860
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	97,381
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	562,065
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	274,309
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	270,255
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	241,236
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	1,010,320
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	1,006,590
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,355,366
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	1,184,030
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	587,765
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,881,093
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	778,050
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	57,357
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	65,000	74,099
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	34,200
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	85,174
		$ 23,355,855
Total Municipal Bonds (Identified Cost, $156,440,443)		$164,477,881

23

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $159,175)	$500,000	$ 147,577
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $3,283,680)	3,283,680	$ 3,283,680
Other Assets, Less Liabilities – (1.3)%		(2,157,053)
Net Assets – 100.0%		$165,752,085
See Portfolio Footnotes and Notes to Financial Statements

24

Portfolio of Investments
9/30/20 (unaudited)
MFS California Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.5%
Airport Revenue – 9.3%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$2,190,000	$ 2,500,476
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	615,000	623,321
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	165,000	166,859
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,311,706
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,599,238
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,594,214
Sacramento County, CA, Airport System Rev., 4%, 7/01/2039	5,000,000	5,760,200
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,382,300
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,187,950
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2036	750,000	921,555
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2037	1,400,000	1,714,188
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2038	1,000,000	1,220,550
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2039	1,000,000	1,216,910
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	775,410
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	769,698
San Diego County, CA, Regional Airport Authority Rev., “C”, 5%, 7/01/2031	1,030,000	1,323,653
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	903,227
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 4%, 5/01/2039	2,000,000	2,262,020
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 4%, 5/01/2040	1,000,000	1,127,430
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	7,605,000	9,070,940
Issuer	Shares/Par	Value ($)

Airport Revenue – continued
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	$3,000,000	$ 3,406,020
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	570,000	586,325
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	3,420,000	4,133,275
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	1,430,000	1,466,494
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,178,190
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,299,740
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	3,000,000	3,048,960
		$ 55,550,849
General Obligations - General Purpose – 5.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,080,000	$ 1,037,783
Campbell, CA, School District (Election of 2018), 4%, 9/01/2050	2,375,000	2,798,035
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	810,000	859,402
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	225,000	240,586
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	255,000	274,212
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	5,930,000	3,765,550
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	80,000	83,405
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	3,000,000	3,376,290
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	430,000	456,492
State of California, 5.25%, 4/01/2035	2,545,000	2,723,684
State of California, 4%, 8/01/2037	1,700,000	1,980,568
State of California, 5.25%, 11/01/2040	2,775,000	2,786,516
State of California, 5%, 4/01/2045	7,000,000	8,752,870
State of Illinois, 5.5%, 5/01/2039	440,000	481,809
State of Illinois, 5.75%, 5/01/2045	410,000	450,184
State of Illinois, “A”, 4%, 12/01/2033	210,000	206,123
Tulare County, CA, Tulare Local Health Care District, BAM, 4%, 8/01/2039	1,500,000	1,737,930
		$ 32,011,439

25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 19.1%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$ 3,897,425
Compton, CA, Unified School District (Election of 2015), “B”, BAM, 4%, 6/01/2049	1,750,000	1,957,777
Compton, CA, Unified School District (Election of 2015), Capital Appreciation, “B”, BAM, 0%, 6/01/2038	2,250,000	1,375,200
Compton, CA, Unified School District (Election of 2015), Capital Appreciation, “B”, BAM, 0%, 6/01/2039	2,125,000	1,248,459
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	2,785,000	3,242,575
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	2,211,290
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2038	4,000,000	4,529,000
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2039	4,000,000	4,519,120
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	2,744,112
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,752,710
Grossmont, CA, Union High School District (Election of 2008), “I-2”, 4%, 8/01/2044	5,190,000	6,076,919
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	528,998
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	326,360
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	907,389
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,623,008
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	1,024,809
Los Angeles County, CA, Palmdale School District (Election of 2016), 4%, 8/01/2044	2,395,000	2,717,439
Los Angeles, CA, Unified School District, General Obligation, “RYO”, 5%, 7/01/2035	3,000,000	3,938,340
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2039	2,000,000	2,293,460
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2040	1,000,000	1,144,200
Issuer	Shares/Par	Value ($)

General Obligations - Schools – continued
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	$2,595,000	$ 2,978,671
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,255,733
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,709,400
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	386,780
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,300,838
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,314,190
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	5,360,350
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,943,596
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	989,543
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	982,928
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2034	1,000,000	1,157,300
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2035	1,000,000	1,153,450
Oakland, CA, Unified School District Rev., “C”, 5%, 8/01/2032	2,470,000	3,046,029
Orange County, CA, Garden Grove Unified School District, 4%, 8/01/2046	3,000,000	3,393,390
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	3,108,259
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	617,530
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,725,500
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,359,084
Placer and Sacramento Counties, CA, Roseville Joint Union High School District (School Facilities Improvement District No. 1), 4%, 8/01/2046	1,515,000	1,699,997

26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	$600,000	$ 678,294
San Diego, CA, Community College District (Election of 2002), Convertible Capital Appreciation, 6% to 8/01/2019, 6% to 8/01/2033	2,000,000	2,674,060
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	698,516
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	2,145,000	2,451,821
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,344,927
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	4,300,000	4,292,561
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2042	1,000,000	1,138,770
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2044	1,250,000	1,418,287
Santa Clara and Santa Cruz Counties, CA, West Valley-Mission Community College District (Election of 2018), “A”, 4%, 8/01/2044	2,650,000	3,138,342
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,802,127
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	1,075,978
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,126,046
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	2,226,200
Ventura County, CA, Oxnard Union High School District, General Obligation, “B”, 5%, 8/01/2045	2,000,000	2,479,320
		$ 114,086,407
Healthcare Revenue - Hospitals – 12.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2047	$2,075,000	$ 2,443,105
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,953,384
California Health Facilities Financing Authority Rev. (City of Hope), 5%, 11/15/2049	4,000,000	4,695,200
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – continued
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	$1,000,000	$ 1,186,010
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	882,300
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,218,270
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2048	3,500,000	4,177,985
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	3,180,000	3,727,628
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,489,226
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	989,893
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	489,222
California Municipal Finance Authority Rev. (Eisenhower Medical Center), 5%, 7/01/2042	2,000,000	2,278,460
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,130,860
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,782,595
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	228,798
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	183,543
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	94,252
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	344,950
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	448,345
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,694,535
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,815,712

27

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	$1,500,000	$ 1,761,105
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	4,000,000	4,803,360
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033 (Prerefunded 6/01/2021)	1,250,000	1,298,163
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2039	1,600,000	1,839,200
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2040	650,000	744,809
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2045	2,000,000	2,259,880
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,177,220
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,351,800
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	200,000	216,388
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,784,590
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	1,000,000	1,082,200
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	762,095
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	544,448
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	513,141
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,127,683
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	1,747,221
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	$390,000	$ 417,682
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,694,687
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	70,000	77,327
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	2,520,000	2,997,313
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,290,860
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,048,620
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2021	225,000	230,506
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2022	230,000	242,455
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2023	260,000	281,304
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2024	235,000	259,854
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	326,508
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	341,910
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	814,386
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	785,374
Upland, CA (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	1,070,840
Upland, CA (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	1,119,160
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,131,330
		$ 76,397,692
Healthcare Revenue - Long Term Care – 2.7%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$ 864,714
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,329,614
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	813,960
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,150,890
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	2,000,000	2,354,480

28

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	$435,000	$ 493,381
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	486,364
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	490,728
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	1,097,277
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,447,529
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,861,951
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	775,109
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	1,835,000	2,050,136
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	784,245
		$ 16,000,378
Industrial Revenue - Environmental Services – 0.6%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	$3,000,000	$ 3,228,330
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)	2,000,000	580,000
		$ 3,808,330
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$ 494,765
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	1,120,000	1,121,243
Issuer	Shares/Par	Value ($)

Industrial Revenue - Other – continued
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$640,000	$ 688,051
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	885,000	976,138
		$ 3,280,197
Miscellaneous Revenue - Other – 1.2%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$ 929,086
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	927,749
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,147,800
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,129,330
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,481,062
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,810,460
		$ 7,425,487
Multi-Family Housing Revenue – 0.6%
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	$2,966,163	$ 3,280,754
Parking – 0.3%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$ 1,848,421
Port Revenue – 0.3%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$ 1,985,447
Sales & Excise Tax Revenue – 2.5%
Los Angeles County, CA, Metropolitan Transportation Authority Refunding Rev., “A”, 4%, 6/01/2037	$1,000,000	$ 1,202,640
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, AGM, 4%, 6/15/2050	1,135,000	1,223,848
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	114,000	117,850

29

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	$4,615,000	$ 4,878,470
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	1,100,000	1,121,087
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	392,380
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	9,233
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	186,000	193,970
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	16,000	14,773
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	171,000	145,159
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	24,395
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	1,143,149
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	1,019,998
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	13,175,000	3,719,434
		$ 15,206,386
Secondary Schools – 3.8%
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2039	$300,000	$ 366,420
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2044	350,000	422,258
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	1,000,000	1,014,720
California Infrastructure and Economic Development Bank, 4%, 11/01/2050	500,000	568,315
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	845,394
California Municipal Finance Authority, Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	750,000	794,138
Issuer	Shares/Par	Value ($)

Secondary Schools – continued
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	$970,000	$ 1,054,215
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	824,437
California Public Finance Authority, Educational Facilities Rev. (Trinity Classical Academy), “A”, 5%, 7/01/2036	400,000	407,060
California Public Finance Authority, Educational Facilities Rev. (Trinity Classical Academy), “A”, 5%, 7/01/2044	375,000	372,394
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	462,804
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	500,000	556,255
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	459,214
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046	1,000,000	1,051,730
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,223,460
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	625,000	668,463
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030	1,190,000	1,314,569
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2040	750,000	799,778
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050	1,060,000	1,117,611
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,412,826
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038	870,000	1,014,620
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048	870,000	994,132

30

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	$530,000	$ 584,293
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037	505,000	587,037
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	513,912
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047	745,000	850,350
California School Finance Authority, School Facility Rev. (Kipp SoCal), “A”, 5%, 7/01/2049	1,050,000	1,235,734
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,304,099
		$ 22,820,238
Single Family Housing - State – 1.2%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$2,525,000	$ 2,838,075
Tennessee Housing Development Agency Residential Finance Program, “1”, 4.25%, 1/01/2050	2,465,000	2,755,254
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	1,590,000	1,802,694
		$ 7,396,023
State & Local Agencies – 3.4%
California Infrastructure & Economic Development Bank Lease Rev. (California State Teachers' Retirement System Headquarters Expansion Green Bonds - Climate Bond Certified), 5%, 8/01/2044	$1,500,000	$ 1,880,565
California Municipal Finance Authority, Lease Rev. (Orange County Civic Center Infrastructure Improvement Program - Phase II), “A”, 5%, 6/01/2043	4,505,000	5,481,459
California Public Works Board Lease Rev. (Department of Justice), “D”, 5.25%, 11/01/2020	550,000	552,260
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,354,493
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,360,000	2,135,163
Issuer	Shares/Par	Value ($)

State & Local Agencies – continued
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	$1,000,000	$ 1,195,330
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	947,808
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	540,000	630,655
Ontario Public Finance Authority Lease Rev., AGM, 5%, 11/01/2042	1,025,000	1,222,784
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	611,135
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,217,150
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	666,633
South San Francisco, CA, Public Facilities Financing Authority (Police Station Project), Rev., “A”, 4%, 6/01/2043	1,435,000	1,667,944
		$ 20,563,379
Student Loan Revenue – 0.1%
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$425,000	$ 419,777
Tax - Other – 0.8%
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$315,000	$ 351,194
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	188,970
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	545,680
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	635,000	635,241
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	665,000	715,999
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,010,000	2,195,020
		$ 4,632,104
Tax Assessment – 5.7%
California Statewide Communities Development Authority Rev., “A”, 5%, 9/02/2048	$940,000	$ 1,080,812
California Statewide Communities Development Authority, Statewide Community Infrastructure Program Rev., “C”, 5%, 9/02/2044	500,000	566,315

31

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
California Statewide Communities Development Authority, Statewide Community Infrastructure Program Rev., “C”, 5%, 9/02/2049	$500,000	$ 563,215
California Statewide Communities Development Infrastructure Program, “B”, 4%, 9/02/2050 (w)	1,000,000	1,031,350
Goleta City, CA, Redevelopment Agency, “A”, BAM, 4%, 12/01/2043	2,610,000	3,031,698
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,094,830
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District No. 31), “A”, 5%, 9/01/2037	1,000,000	1,062,520
Jurupa, CA, Public Financing Authority, Special Tax Refunding Rev., “A”, AGM, 4%, 9/01/2043	1,745,000	1,981,570
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	1,035,110
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,100,170
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2022	340,000	369,104
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2023	340,000	384,479
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	929,544
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	748,995
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,550,313
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,090,730
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	3,019,931
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,044,611
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,274,985
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,576,504
Issuer	Shares/Par	Value ($)

Tax Assessment – continued
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	$750,000	$ 836,775
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	1,100,000	1,269,191
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,132,690
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2034	1,200,000	1,536,396
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2036	1,600,000	2,029,920
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2037	700,000	884,947
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2033	300,000	364,677
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2034	300,000	363,090
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2035	250,000	301,197
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2038	600,000	712,542
		$ 33,968,211
Tobacco – 4.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$370,000	$ 473,952
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2038	235,000	274,804
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	655,000	715,902
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	3,070,000	3,265,774
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	7,375,000	1,038,695
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	1,500,000	1,671,600
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	1,000,000	1,159,390
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “A”, 4%, 6/01/2049	1,000,000	1,110,150

32

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 1.375%, 6/01/2030	$250,000	$ 249,998
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	750,000	854,092
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	2,174,800
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2029	2,000,000	2,440,860
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,800,000	1,870,092
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2036	250,000	319,225
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2037	1,000,000	1,271,130
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2038	750,000	950,415
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2048	4,250,000	5,150,107
		$ 24,990,986
Toll Roads – 1.0%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$2,985,000	$ 3,457,794
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	987,388
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	1,680,000	1,825,068
		$ 6,270,250
Transportation - Special Tax – 2.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2041	$330,000	$ 366,270
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	470,000	478,911
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	65,479
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,060,000	2,148,580
Issuer	Shares/Par	Value ($)

Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	$2,330,000	$ 2,387,877
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	225,000	240,687
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,530,000	1,628,838
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.25%, 7/01/2036	615,000	678,283
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	285,000	293,747
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	195,000	200,860
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	75,000	75,509
Lancaster, CA, Financing Authority Rev. (Measure M&R Structure Improvement Project), BAM, 4%, 6/01/2039	1,365,000	1,587,031
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	1,915,000	1,940,278
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	1,400,000	1,446,900
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	500,000	565,700
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	500,000	555,705
		$ 14,660,655
Universities - Colleges – 5.8%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$ 2,370,339
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	1,083,170
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	487,356
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,447,223
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	769,917
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,122,470

33

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	$1,000,000	$ 1,120,000
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	558,840
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	860,000	909,932
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	900,000	952,254
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,222,090
California Educational Facilities Authority Rev. (University of the Pacific), 5.25%, 11/01/2029	1,265,000	1,269,503
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	710,006
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,349,872
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,117,790
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,883,058
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,758,765
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	519,635
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,558,975
California Public Works Board Lease Rev. (Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,245,572
California State University Rev., “A”, 5%, 11/01/2024	1,580,000	1,662,350
California State University Rev., “A”, ETM, 5%, 11/01/2024 (Prerefunded 11/01/2021)	550,000	578,666
Regents of the University of Michigan General Rev., “BE”, 4%, 5/15/2047	3,550,000	4,150,873
		$ 34,848,656
Universities - Dormitories – 3.8%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	$225,000	$ 239,461
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	3,057,332
Issuer	Shares/Par	Value ($)

Universities - Dormitories – continued
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2036	$4,000,000	$ 4,824,080
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	3,065,000	3,603,551
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	393,244
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	490,480
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,461,701
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,574,925
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,113,630
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	1,740,000	1,687,765
Hastings Campus Housing Finance Authority Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,250,633
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045	3,000,000	3,124,320
		$ 22,821,122
Utilities - Cogeneration – 0.7%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039	$1,000,000	$ 1,162,570
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045	1,610,000	1,848,715
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	1,300,000	1,332,500
		$ 4,343,785

34

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 4.6%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$ 310,027
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	346,478
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026 (Prerefunded 11/01/2020)	1,245,000	1,249,918
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2022	10,845,000	11,235,095
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,613,470
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,200,000	852,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	127,800
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	100,000	71,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	50,000	35,500
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	323,050
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	475,000	337,250
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	50,000	35,500
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	543,150
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,008
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	280,000	198,450
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,321,378
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	235,000	166,850
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	142,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	440,200
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	260,000	267,813
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	495,000	510,191
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	55,000	56,546
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	45,000	32,006
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	95,000	67,450
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	290,000	205,175
Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	$325,000	$ 230,344
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	115,000	81,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	355,000	252,050
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	545,000	567,710
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	1,585,000	1,651,475
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,237,629
		$ 27,547,563
Utilities - Other – 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$ 2,705,955
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,423,906
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	2,193,471
		$ 7,323,332
Water & Sewer Utility Revenue – 4.3%
Belmont, CA, Joint Powers Financing Authority, Sewer Rev., 5%, 8/01/2047	$1,885,000	$ 2,365,901
Carpinteria Valley, CA, Water District Refunding Rev., “A”, 5%, 7/01/2033	450,000	604,629
Carpinteria Valley, CA, Water District Refunding Rev., “A”, 5%, 7/01/2035	600,000	795,330
Fillmore, CA, Wastewater Refunding Rev., AGM, 5%, 5/01/2047	3,000,000	3,547,950
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	868,450
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,898,857
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	472,614
San Mateo-Foster City, CA, Public Financing Authority, Wastewater Rev. (Clean Water Program), 4%, 8/01/2044	2,205,000	2,613,322
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,451,060
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,693,593
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	1,715,000	1,871,237
South Placer, CA, Wastewater Authority Refunding Rev., 5%, 11/01/2034	500,000	714,040
South Placer, CA, Wastewater Authority Refunding Rev., 5%, 11/01/2035	500,000	720,960

35

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	$1,700,000	$ 2,069,427
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	1,007,105
		$ 25,694,475
Total Municipal Bonds (Identified Cost, $558,357,602)		$589,182,343
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $604,766)	$1,900,000	$ 560,794
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $2,649,383)	2,649,394	$ 2,649,394
Other Assets, Less Liabilities – 1.0%		6,015,812
Net Assets – 100.0%		$598,408,343
See Portfolio Footnotes and Notes to Financial Statements

36

Portfolio of Investments
9/30/20 (unaudited)
MFS Georgia Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport Revenue – 4.5%
Atlanta, GA, Airport General Refunding Rev., “E”, 5%, 7/01/2032	$250,000	$ 321,972
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	1,000,000	1,140,010
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	205,000	232,230
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	1,000,000	1,122,660
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	1,000,000	1,210,450
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	80,159
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	57,321
Metropolitan Nashville, TN, Airport Authority Rev., “B”, 5%, 7/01/2038	1,055,000	1,290,814
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	300,865
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	33,760
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	39,764
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	27,932
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	44,420
		$ 5,902,357
General Obligations - General Purpose – 6.7%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	$1,000,000	$ 1,187,930
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	220,000	211,400
Carroll County, GA, School District General Obligation, 5%, 4/01/2028 (w)	500,000	651,865
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	55,000	57,626
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	35,000	36,377
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	75,000	79,000
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	65,618
Issuer	Shares/Par	Value ($)

General Obligations - General Purpose – continued
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	$20,000	$ 20,857
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	171,854
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,250,000	793,750
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	165,000	172,022
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	50,000	50,218
Forsyth County, GA, 5%, 9/01/2021	2,435,000	2,543,260
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	511,107
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	130,000	138,009
State of Illinois, 5%, 6/01/2021	710,000	723,199
State of Illinois, 5.5%, 5/01/2039	180,000	197,104
State of Illinois, “A”, 4%, 12/01/2033	45,000	44,169
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	1,000,000	1,261,380
		$ 8,916,745
General Obligations - Schools – 9.4%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$ 891,967
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	580,230
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	625,110
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	585,000	681,116
Evans County, GA, School District, 4%, 6/01/2035	660,000	793,102
Forsyth County, GA, General Obligation, 5%, 2/01/2032	1,000,000	1,355,570
Gainesville, GA, School District General Obligation, 4%, 11/01/2039	1,000,000	1,215,660
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,199,240
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,930,440
Jackson County, GA, School District, 5%, 3/01/2032	1,000,000	1,311,920
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029 (Prerefunded 2/01/2021)	500,000	508,425
Lumpkin County, GA, School District General Obligation, 5%, 12/01/2031	500,000	676,545

37

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Lumpkin County, GA, School District General Obligation, 5%, 12/01/2032	$500,000	$ 670,845
		$ 12,440,170
Healthcare Revenue - Hospitals – 14.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$250,000	$ 275,890
Augusta, GA, Development Authority Rev. (AU Health System, Inc. Project), 5%, 7/01/2036	500,000	574,105
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	500,000	562,990
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	10,000	11,040
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	11,961
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,939
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	1,000,000	1,060,280
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040 (w)	205,000	249,260
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041 (w)	485,000	535,590
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	60,722
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	534,940
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	276,577
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	15,000	16,570
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	571,095
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	1,118,500
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,202,130
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	884,085
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – continued
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	$500,000	$ 593,315
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	553,655
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	581,440
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2029	670,000	858,169
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,171,190
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.25%, 8/15/2049	1,595,000	1,840,678
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	46,314
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	65,000	66,958
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	465,000	521,521
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	10,000	10,038
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	60,860
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,108,510
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	1,091,350
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	570,000	618,644
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.125%, 11/01/2030 (Prerefunded 11/02/2020)	500,000	502,075
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.375%, 11/01/2040 (Prerefunded 11/02/2020)	500,000	502,180
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	620,862
		$ 18,699,433

38

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 1.4%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$ 530,365
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	581,290
Richmond County, GA, Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	225,000	224,035
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	500,000	497,855
		$ 1,833,545
Healthcare Revenue - Other – 2.1%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$ 613,585
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 4%, 7/01/2045	1,000,000	1,162,470
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), ”B“, 5%, 7/01/2032	1,000,000	1,057,630
		$ 2,833,685
Industrial Revenue - Other – 0.4%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 4%, 1/01/2050 (n)	$200,000	$ 200,222
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044	285,000	314,349
		$ 514,571
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038	$150,000	$ 161,829
Miscellaneous Revenue - Other – 2.7%
Downtown Savannah, GA, Authority Rev. (Chatham County Judicial Complex Project), 5%, 6/01/2032	$1,000,000	$ 1,219,650
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	551,170
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	743,391
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	580,270
Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other – continued
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	$75,000	$ 80,167
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	324,889
		$ 3,499,537
Sales & Excise Tax Revenue – 5.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$265,000	$ 265,623
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	170,000	174,847
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series) ”C“, 4%, 7/01/2036	750,000	868,800
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044	1,000,000	1,169,450
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), “A”, 4%, 7/01/2046	1,000,000	1,123,040
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), ”A“, AGM, 4%, 6/15/2050	660,000	711,665
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	24,810
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	1,184,000	1,251,595
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	237,000	241,543
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	84,591
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	38,000	39,628
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	923
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	29,711
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,721
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	237,973

39

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	$316,000	$ 211,496
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,899,000	818,417
		$ 7,258,833
Secondary Schools – 0.3%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049	$250,000	$ 259,152
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042	75,000	81,041
		$ 340,193
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$610,000	$ 685,317
Single Family Housing - State – 4.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C1“, 4%, 11/15/2047	$440,000	$ 475,526
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	510,000	551,901
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	1,076,310
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	270,000	283,176
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	500,000	536,820
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 6/01/2050	1,000,000	1,135,500
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	530,000	573,057
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	535,000	601,335
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	575,000	625,847
Tennessee Housing Development Agency Residential Finance Program, ”1“, 4.25%, 1/01/2050	520,000	581,230
		$ 6,440,702
Issuer	Shares/Par	Value ($)

State & Local Agencies – 1.7%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	$460,000	$ 416,176
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	110,000	146,872
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	200,000	238,110
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,695
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., ”LLL“, 5%, 6/15/2039	255,000	288,925
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., ”LLL“, 5%, 6/15/2044	425,000	473,365
New Jersey Economic Development Authority Rev., School Facilities Construction, ”AAA“, 5%, 6/15/2026	110,000	128,467
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	573,875
		$ 2,277,485
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$50,000	$ 49,138
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	130,000	123,877
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	90,000	88,894
		$ 261,909
Tax - Other – 0.9%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$ 587,690
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	65,000	72,469
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	35,000	38,906
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	100,000	109,136
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	95,000	95,036
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	125,000	134,586

40

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	$145,000	$ 158,347
		$ 1,196,170
Tax Assessment – 1.3%
Atlanta, GA, Tax Allocation (Beltline Project), ”B“, 5%, 1/01/2030	$1,000,000	$ 1,189,230
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030	410,000	509,277
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	10,199
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	10,000	10,517
		$ 1,719,223
Tobacco – 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$ 96,071
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2038	55,000	64,316
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	140,000	153,017
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	620,000	659,538
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, ”2“, 0%, 6/01/2057	1,555,000	219,006
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	235,000	244,151
		$ 1,436,099
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$ 91,462
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	68,081
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	95,000	101,490
Issuer	Shares/Par	Value ($)

Toll Roads – continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	$190,000	$ 198,905
		$ 459,938
Transportation - Special Tax – 2.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	$140,000	$ 140,915
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2028	275,000	307,508
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	71,327
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	10,000	10,074
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	700,000	730,100
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	170,000	174,223
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	330,000	351,318
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AGM, 5.25%, 7/01/2036	120,000	132,348
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	160,000	164,910
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	135,000	139,057
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”B-2“, 5%, 5/15/2021	400,000	405,280
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	290,000	299,715
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	141,055
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	65,000	68,334
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5%, 12/15/2039	70,000	79,198
New Jersey Transportation Trust Fund Authority, Transportation System, ”BB“, 5%, 6/15/2044	65,000	72,242
		$ 3,287,604

41

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 20.3%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$ 1,665,492
Americus-Sumter Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	500,000	547,895
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	714,660
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	635,544
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	1,112,570
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	978,473
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	1,000,000	1,174,480
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	911,422
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	590,860
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,204,490
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	371,091
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,235,340
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	563,185
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,219,990
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 10/01/2028	840,000	1,049,034
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 6/01/2039	1,000,000	1,251,060
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	576,090
Issuer	Shares/Par	Value ($)

Universities - Colleges – continued
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	$750,000	$ 856,485
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,167,640
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	1,051,734
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	66,483
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), ”A“, 4%, 6/01/2039	500,000	540,655
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), ”A“, 4%, 6/01/2044	1,000,000	1,066,820
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2036	1,000,000	1,208,980
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2037	1,000,000	1,204,300
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2040	500,000	596,010
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2041	750,000	890,557
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	377,503
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), ”C“, 5.25%, 10/01/2027	350,000	370,584
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	80,000	80,004
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	24,663
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	44,174
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	57,261
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	372,197

42

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), AGM, 5.5%, 6/15/2035	$500,000	$ 501,790
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	592,195
		$ 26,871,711
Universities - Dormitories – 0.9%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$635,000	$ 746,576
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	400,000	434,288
		$ 1,180,864
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$270,000	$ 276,750
Utilities - Municipal Owned – 5.7%
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2034	$300,000	$ 356,130
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2039	400,000	465,868
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2040	400,000	465,204
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	1,195,000	1,441,624
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	555,350
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	553,510
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), ”A“, 5%, 1/01/2039	750,000	920,782
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	155,623
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	545,315
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	544,765
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	55,362
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	65,996
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	173,950
Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	$40,000	$ 28,400
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	67,450
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	71,000
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	110,050
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	42,525
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	499,467
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	31,950
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	31,950
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	88,750
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	70,000	72,132
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	5,000	5,153
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2034	10,000	10,281
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	7,113
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	42,450
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	49,613
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	17,750
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	53,250
		$ 7,578,463
Utilities - Other – 0.8%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”A“, 5%, 3/15/2022	$910,000	$ 963,653
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	40,000	42,817
		$ 1,006,470
Water & Sewer Utility Revenue – 8.7%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$ 940,650

43

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	$1,000,000	$ 1,250,730
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,247,470
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	584,525
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	581,950
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	400,327
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	421,095
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	179,949
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	1,000,000	1,045,030
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,237,060
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	505,995
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	34,370
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	140,516
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	50,383
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	49,639
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	186,958
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,290,980
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	15,000	17,207
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	20,000	22,800
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	$10,000	$ 11,400
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	22,713
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	691,314
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	590,875
		$ 11,503,936
Total Municipal Bonds (Identified Cost, $123,006,876)		$128,583,539
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $127,241)	$400,000	$ 118,062
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $2,867,449)	2,867,449	$ 2,867,449
Other Assets, Less Liabilities – 0.4%		586,661
Net Assets – 100.0%		$132,155,711

44

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	7	$1,233,969	December – 2020	$1,619
At September 30, 2020, the fund had cash collateral of $32,900 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.
See Portfolio Footnotes and Notes to Financial Statements
45

Portfolio of Investments
9/30/20 (unaudited)
MFS Maryland Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.2%
General Obligations - General Purpose – 13.7%
Anne Arundel County, MD, Consolidated Water & Sewer, 5%, 10/01/2040	$400,000	$ 519,288
Baltimore County, MD, Metropolitan District (80th Issue), 5%, 3/01/2033	1,250,000	1,602,112
Baltimore County, MD, Public Improvement, 5%, 2/01/2028	2,000,000	2,119,280
Baltimore County, MD, Public Improvement, 4%, 3/01/2037	1,750,000	2,101,645
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	225,000	216,205
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	1,120,000	711,200
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5%, 7/01/2031	65,000	65,283
Harford County, MD, Consolidated Public Improvement, ”A“, 5%, 10/01/2030	1,025,000	1,388,527
Howard County, MD, Metropolitan District Project, ”C“, 4%, 2/15/2048	1,500,000	1,725,600
Maryland Community Development Administration, Local Government Infrastructure, ”A-1“, 4%, 6/01/2035	250,000	301,338
Maryland Community Development Administration, Local Government Infrastructure, ”A-1“, 4%, 6/01/2040	340,000	401,135
Montgomery County, MD, Consolidated Public Improvement, ”A“, 5%, 11/01/2026 (Prerefunded 11/01/2024)	500,000	596,810
Prince George's County, MD, Consolidated Public Improvement, ”A“, 5%, 9/15/2030 (Prerefunded 9/15/2021)	1,500,000	1,569,240
Prince George's County, MD, Consolidated Public Improvement, ”A“, 5%, 7/15/2033	1,000,000	1,292,990
Puerto Rico Public Buildings Authority Rev., Guaranteed, ”D“, AAC, 5.45%, 7/01/2030	115,000	115,101
State of Illinois, 5.5%, 5/01/2039	160,000	175,203
State of Illinois, ”A“, 4%, 12/01/2033	40,000	39,262
		$ 14,940,219
General Obligations - Schools – 0.0%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$ 24,006
Healthcare Revenue - Hospitals – 17.1%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-1“, 4%, 8/01/2044	$5,000	$ 5,520
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2044	10,000	11,961
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – continued
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	$5,000	$ 5,939
Colorado Health Facilities Authority Rev. (CommonSpirit Health), ”A-2“, 4%, 8/01/2044	55,000	60,722
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	15,000	15,741
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	490,000	603,508
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), ”A“, 5%, 7/01/2037	1,000,000	1,080,560
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	750,000	858,225
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	1,099,580
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), ”A“, 5%, 5/15/2026	250,000	257,582
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028	750,000	879,180
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	471,128
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,000,000	1,103,930
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), ”A“, AGM, 5.25%, 8/15/2038	1,000,000	1,348,200
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 8/15/2041	505,000	556,202
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 5/15/2042	750,000	875,077
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), ”A“, 5%, 7/01/2032	600,000	686,766
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	583,955
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), ”A“, 5%, 7/01/2035	500,000	624,050

46

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), ”MD“, 5%, 12/01/2046	$1,000,000	$ 1,189,940
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”B“, 5%, 7/01/2034	1,000,000	1,215,920
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”D“, 4%, 7/01/2048	1,250,000	1,367,925
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034	1,000,000	1,181,840
Maryland Industrial Development Authority, Economic Development Rev., RIBS, AGM, 11.309%, 8/26/2022 (p)	300,000	345,885
Massachusetts Development Finance Agency Rev., ”J-2“, 5%, 7/01/2048	480,000	570,917
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/2040	1,000,000	1,056,260
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 4%, 4/15/2043	635,000	689,191
		$ 18,745,704
Healthcare Revenue - Long Term Care – 4.5%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$ 1,071,840
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	497,862
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	504,970
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	750,000	761,265
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), ”A“, 5%, 1/01/2045	500,000	554,915
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	350,000	344,925
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	45,000	45,242
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	85,000	85,465
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care – continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	$5,000	$ 5,017
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), ”B“, 5%, 1/01/2032	575,000	657,725
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	411,560
		$ 4,940,786
Healthcare Revenue - Other – 0.5%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$520,000	$ 520,868
Industrial Revenue - Other – 0.5%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 4%, 1/01/2050 (n)	$200,000	$ 200,222
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044	295,000	325,379
		$ 525,601
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 112,447
Miscellaneous Revenue - Other – 3.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	$105,000	$ 112,233
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2028	90,000	108,775
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2029	210,000	257,090
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,203,213
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2044	600,000	641,712
Montgomery County, MD, Transportation Fund Lease Authority Rev., ”A“, 5%, 11/01/2036	415,000	475,096
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	471,614
		$ 3,269,733

47

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 9.2%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), ”A“, 5%, 6/01/2044	$500,000	$ 541,050
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	883,695
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, FHA, 4%, 7/01/2048	500,000	545,440
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 3.65%, 7/01/2049	505,000	542,562
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”D“, 3.35%, 7/01/2049	1,765,000	1,881,596
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 3/01/2031	1,150,000	1,459,545
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	1,054,810
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”A-1“, FHA, 3.05%, 7/01/2044	1,000,000	1,057,060
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”C“, 5.125%, 7/01/2037	1,000,000	1,008,480
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	1,100,209
		$ 10,074,447
Parking – 1.3%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$ 1,398,144
Port Revenue – 1.4%
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2044	$500,000	$ 541,085
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2049	250,000	268,665
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2031	650,000	745,999
		$ 1,555,749
Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue – 3.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$435,000	$ 435,848
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	260,000	267,413
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2026	40,000	46,970
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2027	90,000	107,791
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2028	80,000	97,526
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2029	15,000	18,552
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2030	40,000	49,988
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2036	35,000	42,145
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2037	50,000	60,277
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2038	40,000	43,575
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2040	25,000	27,379
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), ”A“, AGM, 4%, 6/15/2050	600,000	646,968
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	21,000	21,709
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	797,000	842,501
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	241,000	245,620
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	75,000	76,438
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	46,000	47,971
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	3,000	2,770
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	36,000	30,560
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,721
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	338,000	246,733
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	332,000	222,204

48

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	$2,229,000	$ 629,269
		$ 4,214,928
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2039	$250,000	$ 262,545
Single Family Housing - Local – 1.0%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$550,000	$ 617,908
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., ”A“, FHA, 3.85%, 1/01/2042	430,000	471,190
		$ 1,089,098
Single Family Housing - State – 4.4%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	$450,000	$ 486,972
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	470,000	508,183
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 3.75%, 9/01/2039	750,000	823,178
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	475,000	533,895
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 3.25%, 9/01/2050	1,000,000	1,107,860
Maryland Community Development Administration, Department of Housing & Community Development Rev., ”A“, 2.5%, 9/01/2040	750,000	762,045
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	510,000	555,099
		$ 4,777,232
State & Local Agencies – 5.8%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$455,000	$ 516,207
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	665,000	601,645
Howard County, MD, COP, ”B“, 8.15%, 2/15/2021	450,000	463,153
Issuer	Shares/Par	Value ($)

State & Local Agencies – continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041	$500,000	$ 629,955
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2038	500,000	606,765
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	110,000	146,872
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	225,000	267,874
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., ”LLL“, 5%, 6/15/2039	230,000	260,599
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., ”LLL“, 5%, 6/15/2044	380,000	423,244
New Jersey Economic Development Authority Rev., School Facilities Construction, ”AAA“, 5%, 6/15/2026	100,000	116,788
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	1,081,010
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,266,250
		$ 6,380,362
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$45,000	$ 44,224
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	115,000	109,584
		$ 153,808
Tax - Other – 0.3%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	$110,000	$ 110,042
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”B“, AGM, 5%, 10/01/2025	150,000	155,784
		$ 265,826
Tax Assessment – 4.7%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	$500,000	$ 524,380
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), ”B“, 3.875%, 6/01/2046	300,000	277,866
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	525,825

49

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	$250,000	$ 250,432
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	466,660
Frederick County, MD, Special Obligation (Urbana Community Development Authority), ”A“, 5%, 7/01/2040	1,500,000	1,507,410
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), ”A“, 5%, 7/01/2043 (n)	250,000	250,423
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	219,264
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047	300,000	302,550
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	414,000	417,196
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048	400,000	421,364
		$ 5,163,370
Tobacco – 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$ 96,071
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	125,000	136,623
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	530,000	563,798
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, ”2“, 0%, 6/01/2057	1,400,000	197,176
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	215,000	223,372
		$ 1,217,040
Transportation - Special Tax – 4.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	$870,000	$ 907,410
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	170,000	174,223
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	355,000	387,532
Issuer	Shares/Par	Value ($)

Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	$360,000	$ 383,256
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	200,000	206,138
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	165,000	169,958
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”B-2“, 5%, 5/15/2021	365,000	369,818
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	265,000	273,878
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	60,000	63,077
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	534,398
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	533,038
Washington, DC, Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	1,140,000	1,367,863
		$ 5,370,589
Universities - Colleges – 7.4%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2034	$500,000	$ 520,265
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2044	500,000	559,465
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), ”A“, 5%, 7/01/2037	1,500,000	1,626,345
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	563,240
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,205,720
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	505,026
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,000,690
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030	150,000	161,457
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032	440,000	472,169
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	29,596

50

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$135,000	$ 132,521
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	88,494
University System of Maryland, Auxiliary Facility & Tuition Rev., ”D“, 5%, 10/01/2022	1,000,000	1,095,210
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035	110,000	113,104
		$ 8,073,302
Universities - Dormitories – 2.7%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$660,000	$ 775,969
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	871,732
Maryland Economic Development Corp., Student Housing Rev. (Bowie State University Project), 4%, 7/01/2040	500,000	503,825
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	521,220
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	311,331
		$ 2,984,077
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$245,000	$ 251,125
Utilities - Municipal Owned – 0.8%
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	$250,000	$ 177,500
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	67,450
Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	$100,000	$ 71,000
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	160,000	113,600
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	50,000	35,437
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	31,950
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	88,750
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2034	10,000	10,281
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	7,113
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	42,450
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	65,000	46,069
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	65,000	46,150
		$ 858,450
Utilities - Other – 0.8%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), ”A“, 5%, 9/01/2036	$55,000	$ 74,254
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2021	195,000	203,342
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	100,000	108,895
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	140,000	158,628
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	235,000	238,448
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	55,000	58,873
		$ 842,440
Water & Sewer Utility Revenue – 5.6%
Baltimore, MD, Project Rev. (Wastewater Projects), “A”, 5%, 7/01/2049	$1,000,000	$ 1,255,680
Baltimore, MD, Project Rev. (Water Projects), ”A“, 4%, 7/01/2049	1,165,000	1,327,611
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), ”B“, 5%, 7/01/2042	1,320,000	1,471,364

51

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$20,000	$ 22,913
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	118,034
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	205,000	229,524
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	205,000	226,131
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	130,000	156,803
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	25,000	28,678
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	30,000	34,200
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	15,000	17,100
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	35,000	39,748
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue – continued
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$50,000	$ 58,347
Montgomery County, MD, Water Quality Protection Charge Rev., ”A“, 5%, 4/01/2032	1,125,000	1,128,994
		$ 6,115,127
Total Municipal Bonds (Identified Cost, $99,658,058)		$104,127,023
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $127,241)	$400,000	$ 118,062
Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $3,285,688)	3,285,688	$ 3,285,688
Other Assets, Less Liabilities – 1.7%		1,866,976
Net Assets – 100.0%		$109,397,749

Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	9	$1,586,531	December – 2020	$2,081
At September 30, 2020, the fund had cash collateral of $42,300 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.
See Portfolio Footnotes and Notes to Financial Statements
52

Portfolio of Investments
9/30/20 (unaudited)
MFS Massachusetts Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.0%
Airport Revenue – 5.0%
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	$2,000,000	$ 2,486,040
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2040	2,755,000	3,404,546
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2042	3,000,000	3,539,130
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2047	1,500,000	1,756,500
Massachusetts Port Authority Rev., ”B“, 5%, 7/01/2043	3,625,000	4,179,734
Massachusetts Port Authority Rev., ”C“, 5%, 7/01/2044	3,000,000	3,668,550
		$ 19,034,500
General Obligations - General Purpose – 6.9%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$705,000	$ 677,441
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2025	535,000	567,630
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2026	145,000	155,044
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2027	170,000	182,808
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2023	1,000,000	1,143,630
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2028	2,225,000	2,980,632
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”D“, 5%, 7/01/2040	3,000,000	3,925,770
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”D“, 4%, 2/01/2044	2,000,000	2,252,920
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”D“, 4%, 2/01/2046	2,600,000	2,919,514
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”F“, 5%, 11/01/2042	3,000,000	3,687,570
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”I“, 5%, 12/01/2034	1,000,000	1,239,960
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	3,880,000	2,463,800
Commonwealth of Puerto Rico, Public Improvement, ”A“, AGM, 5%, 7/01/2035	600,000	625,536
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-2“, AAC, 10%, 7/01/2035	510,000	541,421
State of Illinois, 5%, 6/01/2021	2,175,000	2,215,433
State of Illinois, 5.5%, 5/01/2039	280,000	306,606
Issuer	Shares/Par	Value ($)

General Obligations - General Purpose – continued
State of Illinois, 5.75%, 5/01/2045	$255,000	$ 279,993
State of Illinois, ”A“, 4%, 12/01/2033	130,000	127,600
		$ 26,293,308
General Obligations - Schools – 0.4%
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, ”C“, 0%, 8/01/2038	$3,375,000	$ 1,559,554
Healthcare Revenue - Hospitals – 13.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 5%, 4/01/2047	$1,365,000	$ 1,607,151
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	241,862
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	355,391
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 4%, 6/01/2049	1,500,000	1,609,830
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), ”N“, 5%, 7/01/2044	2,000,000	2,203,600
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2036	635,000	794,633
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2037	850,000	1,059,924
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2038	700,000	870,114
Massachusetts Development Finance Agency Rev. (CareGroup), ”I“, 5%, 7/01/2037	1,000,000	1,169,830
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2036	1,000,000	1,224,680
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2037	1,000,000	1,220,780
Massachusetts Development Finance Agency Rev. (Children's Hospital), ”P“, 5%, 10/01/2032	1,000,000	1,135,600
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”N“, 5%, 12/01/2041	1,690,000	1,971,368
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2029	100,000	130,680
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2030	100,000	129,340

53

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2031	$125,000	$ 160,681
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2032	175,000	223,395
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2033	150,000	190,544
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2034	400,000	506,572
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	2,000,000	2,339,940
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	1,000,000	1,070,020
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”G“, 5%, 7/15/2046 (n)	1,000,000	1,139,390
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2041	1,500,000	1,762,035
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2047	1,500,000	1,748,145
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 4%, 7/01/2041	3,500,000	3,925,425
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S-4“, 5%, 7/01/2034	700,000	861,707
Massachusetts Development Finance Agency Rev. (South Shore Hospital), ”I“, 5%, 7/01/2041	2,300,000	2,574,896
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), ”I“, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	610,476
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), ”I“, 7.25%, 1/01/2032	400,000	406,984
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2041	1,850,000	2,118,749
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	2,000,000	2,323,560
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”L“, 5%, 7/01/2044	1,000,000	1,155,200
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,080,000	2,201,784
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	2,000,000	2,292,340
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 5%, 10/01/2034	$450,000	$ 582,701
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 4%, 10/01/2045	2,500,000	2,837,025
Massachusetts Development Finance Agency Rev., ”J-2“, 5%, 7/01/2048	1,610,000	1,914,950
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), ”D“, 5%, 7/01/2029	1,000,000	1,002,650
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	120,000	120,456
		$ 49,794,408
Healthcare Revenue - Long Term Care – 1.5%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$ 1,122,270
Massachusetts Development Finance Agency Rev. (Adventcare), ”A“, 6.75%, 10/15/2037 (a)(d)	500,000	225,000
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	499,293
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	580,865
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, ”B“, 0%, 11/15/2056	78,679	11,620
Massachusetts Development Finance Agency Rev. (Loomis Community), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	288,807
Massachusetts Development Finance Agency Rev. (Loomis Community), Unrefunded Balance, 6%, 1/01/2033	250,000	267,168
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	1,250,000	1,342,400
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	1,000,000	1,193,050
		$ 5,530,473
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$500,000	$ 494,765
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 4%, 1/01/2050 (n)	555,000	555,616

54

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 4.5%, 5/01/2032	$420,000	$ 451,534
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044	575,000	634,213
		$ 2,136,128
Miscellaneous Revenue - Other – 3.6%
Massachusetts Development Finance Agency Rev. (Broad Institute), ”A“, 5.25%, 4/01/2037 (Prerefunded 4/01/2021)	$2,000,000	$ 2,051,180
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,243,860
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,241,120
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,223,130
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	1,000,000	1,198,550
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2039	2,000,000	2,389,980
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), ”A“, 5.125%, 7/01/2041	3,000,000	3,110,730
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,152,378
		$ 13,610,928
Multi-Family Housing Revenue – 3.5%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), ”I-A“, LOC, 5%, 12/15/2024	$1,005,000	$ 1,006,970
Massachusetts Development Finance Agency Rev. (Morville House Apartments), ”A“, LOC, 4.95%, 12/15/2023	2,090,000	2,100,533
Massachusetts Housing Finance Agency Rev., ”A“, FHA, 5.25%, 12/01/2035	1,000,000	1,002,670
Massachusetts Housing Finance Agency Rev., ”C“, 5.35%, 12/01/2049	1,035,000	1,036,480
Massachusetts Housing Finance Agency, ”A“, 3.7%, 12/01/2038	1,000,000	1,095,090
Massachusetts Housing Finance Agency, ”A“, 3.8%, 12/01/2043	1,000,000	1,081,470
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	1,050,500
Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue – continued
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	$2,000,000	$ 2,095,720
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.75%, 12/01/2030	1,425,000	1,460,611
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.875%, 12/01/2032	1,190,000	1,220,143
		$ 13,150,187
Parking – 0.8%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$ 3,091,860
Port Revenue – 0.8%
Martha's Vineyard, MA, Woods Hole Steamship Authority, ”A“, 4%, 3/01/2028	$2,660,000	$ 3,053,653
Sales & Excise Tax Revenue – 8.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$985,000	$ 986,921
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2026	140,000	164,396
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2027	310,000	371,281
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2028	275,000	335,244
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2029	60,000	74,206
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2030	140,000	174,958
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2036	125,000	150,518
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2037	175,000	210,971
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2038	80,000	87,150
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2039	55,000	59,720
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2040	85,000	93,088
Massachusetts Bay Transportation Authority, Sales Tax Rev., 4%, 12/01/2021	500,000	522,315
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	1,590,000	1,870,842
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2029	1,850,000	2,528,968
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2031	2,000,000	2,842,120
Massachusetts School Building Authority, Sales Tax Rev., ”A“, 5%, 8/15/2045	3,000,000	3,871,740
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., ”A“, 5%, 2/15/2044	4,000,000	4,999,600

55

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., ”B“, 4%, 11/15/2046	$3,000,000	$ 3,357,480
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	73,000	75,465
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	2,905,000	3,070,846
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	671,000	683,863
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	256,000	260,908
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	5,000	5,130
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	101,000	105,328
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	12,000	11,080
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	117,000	99,319
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	22,000	17,312
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	1,059,000	773,049
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	1,011,000	676,652
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	9,313,000	2,629,153
		$ 31,109,623
Secondary Schools – 2.0%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2056	$290,000	$ 299,431
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,037,570
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	1,022,820
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	579,495
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,169,980
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	170,000	170,457
Issuer	Shares/Par	Value ($)

Secondary Schools – continued
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”B“, 5%, 7/01/2037	$1,000,000	$ 1,122,010
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,203,160
		$ 7,604,923
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$1,850,000	$ 2,078,420
Single Family Housing - State – 4.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C1“, 4%, 11/15/2047	$1,375,000	$ 1,486,018
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	1,605,000	1,804,004
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”186“, 4%, 6/01/2039 (n)	1,405,000	1,495,032
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.3%, 6/01/2034	365,000	393,240
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.45%, 12/01/2036	485,000	522,815
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”215“, GNMA, 4%, 12/01/2050	3,500,000	3,981,110
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	3,000,000	3,116,550
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,730,000	1,882,984
Tennessee Housing Development Agency Residential Finance Program, ”1“, 4.25%, 1/01/2050	1,570,000	1,754,868
		$ 16,436,621
State & Local Agencies – 4.3%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$1,245,000	$ 1,412,477
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	94,115
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	74,856
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	37,288

56

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	$1,400,000	$ 1,266,622
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	350,000	467,320
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	665,000	791,716
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2031	275,000	309,111
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2032	760,000	854,270
Massachusetts College Building Authority Project Rev., Capital Appreciation, ”A“, SYNCORA, 0%, 5/01/2022	8,310,000	8,255,486
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	52,628
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., ”LLL“, 5%, 6/15/2039	765,000	866,776
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., ”LLL“, 5%, 6/15/2044	1,280,000	1,425,664
New Jersey Economic Development Authority Rev., School Facilities Construction, ”AAA“, 5%, 6/15/2026	345,000	402,919
		$ 16,311,248
Student Loan Revenue – 3.1%
Massachusetts Educational Financing Authority, ”J“, 5.625%, 7/01/2029	$645,000	$ 662,667
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	2,000,000	2,066,460
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	4,000,000	3,977,520
Massachusetts Educational Financing Authority, Education Loan Rev., ”I“, 6%, 1/01/2028	170,000	173,143
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.5%, 1/01/2022	3,000,000	3,009,660
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.15%, 1/01/2026	205,000	206,320
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.2%, 1/01/2027	95,000	95,612
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	660,000	668,890
Issuer	Shares/Par	Value ($)

Student Loan Revenue – continued
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 4.5%, 7/01/2024	$675,000	$ 704,997
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	280,000	276,559
		$ 11,841,828
Tax - Other – 1.7%
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	$225,000	$ 250,853
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	120,000	133,391
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	370,000	403,803
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,980,000	2,450,923
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	210,000	259,946
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,748,778
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	305,000	305,116
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	995,000	1,086,590
		$ 6,639,400
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$ 25,498
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	35,000	36,808
		$ 62,306
Tobacco – 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$250,000	$ 320,238
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	415,000	453,587
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	2,000,000	2,127,540
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, ”2“, 0%, 6/01/2057	4,885,000	688,003

57

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$1,335,000	$ 1,386,985
		$ 4,976,353
Toll Roads – 1.3%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$ 1,276,200
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,858,990
		$ 5,135,190
Transportation - Special Tax – 5.4%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2036	$2,850,000	$ 3,438,496
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2042	3,000,000	3,669,150
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2041	230,000	255,279
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	465,000	468,041
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	275,000	280,173
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	280,000	285,309
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	2,415,000	2,518,845
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	465,000	476,551
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	520,000	567,653
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,055,000	1,123,153
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	300,000	309,015
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NATL, 5%, 7/01/2038	45,000	45,305
Issuer	Shares/Par	Value ($)

Transportation - Special Tax – continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”B-1“, 5%, 7/01/2033	$3,000,000	$ 4,017,840
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”B-2“, 5%, 5/15/2021	1,225,000	1,241,170
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	890,000	919,815
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	420,000	493,693
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5%, 12/15/2039	225,000	254,565
New Jersey Transportation Trust Fund Authority, Transportation System, ”BB“, 5%, 6/15/2044	220,000	244,510
		$ 20,608,563
Universities - Colleges – 19.9%
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2038	$605,000	$ 744,955
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2040	2,665,000	3,263,079
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,144,998
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	969,774
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	733,694
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	397,878
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	3,205,275
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,730,565
Massachusetts Development Finance Agency Rev. (Brandeis University), ”R“, 5%, 10/01/2038	835,000	1,017,681
Massachusetts Development Finance Agency Rev. (Brandeis University), ”S-1“, 5%, 10/01/2039	2,660,000	3,265,895
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	819,214
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	280,798
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	2,000,000	2,260,820

58

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	$2,000,000	$ 2,213,380
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,421,337
Massachusetts Development Finance Agency Rev. (Lesley University), ”A“, 5%, 7/01/2044	2,250,000	2,643,682
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	3,000,000	3,134,430
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2031	2,330,000	3,144,218
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2033	900,000	1,196,073
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2034	500,000	661,965
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2035	1,555,000	2,050,485
Massachusetts Development Finance Agency Rev. (Simmons University), ”L“, 5%, 10/01/2035	2,000,000	2,351,280
Massachusetts Development Finance Agency Rev. (Simmons Unversity), ”H“, SYNCORA, 5.25%, 10/01/2026	2,250,000	2,586,420
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,192,220
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,242,412
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2048	1,985,000	2,229,076
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	3,092,844
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	1,066,389
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,167,654
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,634,926
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 4%, 9/01/2049	3,000,000	3,084,810
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,277,760
Issuer	Shares/Par	Value ($)

Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”I-1“, 5.2%, 1/01/2028	$1,000,000	$ 1,327,750
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	301,729
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	310,016
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	108,517
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	363,207
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	69,502
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	81,000
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	510,796
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2037	1,000,000	1,282,980
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2039	3,000,000	3,300,150
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2040	2,500,000	2,918,975
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2045	1,845,000	2,316,084
University of Massachusetts Building Authority Senior Refunding Rev., ”2019-1“, 5%, 5/01/2039	3,000,000	3,788,160
		$ 75,904,853

59

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$850,000	$ 871,250
Utilities - Municipal Owned – 1.1%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$200,000	$ 221,448
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	235,000	258,484
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	800,000	568,000
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	125,000	88,750
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	65,000	46,150
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	30,000	21,300
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	300,000	213,000
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	315,000	223,650
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	35,000	24,850
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	510,000	362,100
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	190,000	134,662
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	150,000	106,500
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	135,000	95,850
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	25,000	17,750
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	415,000	294,650
Puerto Rico Electric Power Authority Rev., ”V“, NATL, 5.25%, 7/01/2033	160,000	164,808
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2029	220,000	226,818
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	320,000	329,821
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2034	35,000	35,984
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	30,000	21,338
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	65,000	46,150
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	195,000	137,962
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	220,000	155,925
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	75,000	53,250
Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	$230,000	$ 163,300
		$ 4,012,500
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2021	$405,000	$ 422,326
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	210,000	228,679
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	480,000	487,042
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	160,000	171,267
		$ 1,309,314
Water & Sewer Utility Revenue – 5.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, AGM, 5%, 7/01/2028	$90,000	$ 91,739
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, AGM, 5.125%, 7/01/2047	225,000	227,869
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	455,000	548,812
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,633,144
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2039	545,000	707,067
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,686,169
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,951,220
Massachusetts Water Pollution Abatement Trust (MWRA Program), ”A“, 5%, 8/01/2032	75,000	75,264
Massachusetts Water Resources Authority General Refunding Rev. (Green Bonds), ”C“, 4%, 8/01/2040	2,910,000	3,311,900
Massachusetts Water Resources Authority General Rev., ”B“, 5%, 8/01/2040	4,000,000	5,285,480
Massachusetts Water Resources Authority Rev., ”B“, AGM, 5.25%, 8/01/2029	595,000	821,612
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2031	1,625,000	2,331,322
		$ 19,671,598
Total Municipal Bonds (Identified Cost, $342,286,535)		$361,828,989
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $381,970)	$1,200,000	$ 354,185

60

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $11,871,165)	11,871,208	$ 11,871,208
Other Assets, Less Liabilities – 1.8%		6,804,254
Net Assets – 100.0%		$380,858,636
Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	20	$3,525,625	December – 2020	$4,625
At September 30, 2020, the fund had cash collateral of $94,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$ 5,021,921	$ 80,738,888
Arkansas Fund	3,283,680	164,625,458
California Fund	2,649,394	589,743,137
Georgia Fund	2,867,449	128,701,601
Maryland Fund	3,285,688	104,245,085
Massachusetts Fund	11,871,208	362,183,174
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Alabama Fund	$1,163,851	1.4%
Arkansas Fund	538,010	0.3%
California Fund	8,718,998	1.5%
Georgia Fund	318,284	0.2%
Maryland Fund	819,139	0.7%
Massachusetts Fund	4,038,988	1.1%
(p)	Primary market inverse floater.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
61

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.
See Notes to Financial Statements
62

Financial Statements
Statements of Assets and Liabilities
At 9/30/20 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $76,708,430, $156,599,618, and $558,962,368, respectively)	$80,738,888	$164,625,458	$589,743,137
Investments in affiliated issuers, at value (identified cost, $5,021,893, $3,283,680, and $2,649,383, respectively)	5,021,921	3,283,680	2,649,394
Cash	22	36	88
Deposits with brokers for futures contracts	28,200	—	—
Receivables for
Net daily variation margin on open futures contracts	5,628	—	—
Investments sold	761,307	1,324,517	1,050,092
Fund shares sold	128,366	234,502	1,190,413
Interest	830,720	1,921,173	6,450,841
Receivable from investment adviser	6,542	—	—
Other assets	7,168	7,785	12,471
Total assets	$87,528,762	$171,397,151	$601,096,436
Liabilities
Payables for
Distributions	$34,678	$20,607	$162,381
Fund shares reacquired	97,538	166,933	1,206,544
When-issued investments purchased	1,987,933	5,350,576	1,034,670
Payable to affiliates
Investment adviser	—	3,974	14,345
Administrative services fee	121	178	484
Shareholder servicing costs	29,142	60,979	206,786
Distribution and service fees	731	529	3,133
Payable for independent Trustees' compensation	—	—	5,135
Accrued expenses and other liabilities	35,206	41,290	54,615
Total liabilities	$2,185,349	$5,645,066	$2,688,093
Net assets	$85,343,413	$165,752,085	$598,408,343
Net assets consist of
Paid-in capital	$82,617,040	$163,461,522	$573,923,182
Total distributable earnings (loss)	2,726,373	2,290,563	24,485,161
Net assets	$85,343,413	$165,752,085	$598,408,343
63

Statements of Assets and Liabilities (unaudited) – continued
	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$56,626,220	$130,775,732	$388,690,813
Class B	103,819	823,658	822,124
Class C	—	—	23,738,829
Class I	25,844,302	31,589,496	149,880,670
Class R6	2,769,072	2,563,199	35,275,907
Total net assets	$85,343,413	$165,752,085	$598,408,343
Shares of beneficial interest outstanding
Class A	5,460,364	13,129,529	63,256,530
Class B	10,011	82,614	133,754
Class C	—	—	3,850,385
Class I	2,614,880	3,195,113	14,984,058
Class R6	280,165	259,202	3,528,860
Total shares of beneficial interest outstanding	8,365,420	16,666,458	85,753,587
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$10.37	$9.96	$6.14
Offering price per share (100 / 95.75 x net asset value per share)	$10.83	$10.40	$6.41
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.37	$9.97	$6.15
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$6.17
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.88	$9.89	$10.00
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.88	$9.89	$10.00
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
64

Statements of Assets and Liabilities (unaudited) – continued
At 9/30/20	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $123,134,117, $99,785,299, and $342,668,505, respectively)	$128,701,601	$104,245,085	$362,183,174
Investments in affiliated issuers, at value (identified cost, $2,867,449, $3,285,688, and $11,871,165, respectively)	2,867,449	3,285,688	11,871,208
Cash	29	65	61
Deposits with brokers for futures contracts	32,900	42,300	94,000
Receivables for
Net daily variation margin on open futures contracts	6,563	8,433	18,760
Investments sold	461,700	838,750	2,692,862
Fund shares sold	396,753	32,032	711,717
Interest	1,316,130	1,138,092	4,015,298
Receivable from investment adviser	—	11,783	—
Other assets	8,901	10,375	8,654
Total assets	$133,792,031	$109,612,603	$381,595,734
Liabilities
Payables for
Distributions	$16,332	$42,708	$97,984
Fund shares reacquired	101,633	97,440	457,897
When-issued investments purchased	1,449,991	—	—
Payable to affiliates
Investment adviser	1,295	—	9,129
Administrative services fee	154	138	330
Shareholder servicing costs	28,060	34,057	129,291
Distribution and service fees	1,253	690	211
Payable for independent Trustees' compensation	—	3,094	3,079
Accrued expenses and other liabilities	37,602	36,727	39,177
Total liabilities	$1,636,320	$214,854	$737,098
Net assets	$132,155,711	$109,397,749	$380,858,636
Net assets consist of
Paid-in capital	$129,135,928	$107,889,196	$369,609,918
Total distributable earnings (loss)	3,019,783	1,508,553	11,248,718
Net assets	$132,155,711	$109,397,749	$380,858,636
65

Statements of Assets and Liabilities (unaudited) – continued
	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$103,338,124	$81,815,239	$212,421,074
Class B	110,035	873,246	687,834
Class I	13,162,952	23,323,484	159,782,415
Class R6	15,544,600	3,385,780	7,967,313
Total net assets	$132,155,711	$109,397,749	$380,858,636
Shares of beneficial interest outstanding
Class A	9,460,742	7,521,936	19,024,227
Class B	10,037	80,322	61,497
Class I	1,329,086	2,376,952	16,349,815
Class R6	1,568,726	345,022	814,760
Total shares of beneficial interest outstanding	12,368,591	10,324,232	36,250,299
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$10.92	$10.88	$11.17
Offering price per share (100 / 95.75 x net asset value per share)	$11.40	$11.36	$11.67
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.96	$10.87	$11.18
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.90	$9.81	$9.77
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.91	$9.81	$9.78
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
See Notes to Financial Statements
66

Financial Statements
Statements of Operations
Six months ended 9/30/20 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$1,305,326	$2,694,333	$9,479,981
Dividends from affiliated issuers	2,980	3,023	10,539
Total investment income	$1,308,306	$2,697,356	$9,490,520
Expenses
Management fee	$181,998	$360,769	$1,303,197
Distribution and service fees	67,875	164,852	603,911
Shareholder servicing costs	32,632	63,165	222,167
Administrative services fee	10,854	16,243	44,629
Independent Trustees' compensation	1,265	2,117	7,324
Custodian fee	10,006	12,215	35,354
Shareholder communications	3,153	4,795	9,059
Audit and tax fees	28,098	28,233	28,147
Legal fees	3,316	2,060	7,899
Registration fees	28,304	30,354	38,597
Miscellaneous	14,032	14,578	18,757
Total expenses	$381,533	$699,381	$2,319,041
Fees paid indirectly	(25)	(31)	(533)
Reduction of expenses by investment adviser and distributor	(51,772)	(105,573)	(319,947)
Net expenses	$329,736	$593,777	$1,998,561
Net investment income (loss)	$978,570	$2,103,579	$7,491,959
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(12,546)	$(141,219)	$(541,720)
Affiliated issuers	(454)	(165)	(1,253)
Futures contracts	(129,458)	—	(502,708)
Net realized gain (loss)	$(142,458)	$(141,384)	$(1,045,681)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,405,948	$3,475,739	$17,458,739
Affiliated issuers	43	65	(561)
Futures contracts	157,842	—	601,747
Net unrealized gain (loss)	$1,563,833	$3,475,804	$18,059,925
Net realized and unrealized gain (loss)	$1,421,375	$3,334,420	$17,014,244
Change in net assets from operations	$2,399,945	$5,437,999	$24,506,203
See Notes to Financial Statements
67

Statements of Operations (unaudited) – continued
Six months ended 9/30/20	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$1,899,594	$1,831,891	$6,222,507
Dividends from affiliated issuers	3,261	1,940	10,373
Total investment income	$1,902,855	$1,833,831	$6,232,880
Expenses
Management fee	$281,973	$241,026	$826,812
Distribution and service fees	127,280	108,040	280,937
Shareholder servicing costs	30,697	41,564	146,270
Administrative services fee	13,861	12,637	30,281
Independent Trustees' compensation	2,081	2,188	4,390
Custodian fee	14,102	11,823	23,023
Shareholder communications	3,866	4,969	8,455
Audit and tax fees	28,102	28,101	28,127
Legal fees	4,703	4,801	7,216
Registration fees	29,216	30,372	30,243
Miscellaneous	14,667	14,528	16,211
Total expenses	$550,548	$500,049	$1,401,965
Fees paid indirectly	(36)	(14)	(16)
Reduction of expenses by investment adviser and distributor	(20,359)	(84,244)	(32,558)
Net expenses	$530,153	$415,791	$1,369,391
Net investment income (loss)	$1,372,702	$1,418,040	$4,863,489
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(125,832)	$6,840	$(8,814)
Affiliated issuers	(738)	(472)	(952)
Futures contracts	(138,847)	(194,723)	(367,909)
Net realized gain (loss)	$(265,417)	$(188,355)	$(377,675)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,682,070	$2,443,877	$8,520,883
Affiliated issuers	183	148	(230)
Futures contracts	170,108	230,745	486,022
Net unrealized gain (loss)	$2,852,361	$2,674,770	$9,006,675
Net realized and unrealized gain (loss)	$2,586,944	$2,486,415	$8,629,000
Change in net assets from operations	$3,959,646	$3,904,455	$13,492,489
See Notes to Financial Statements
68

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/20 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$978,570	$2,103,579	$7,491,959
Net realized gain (loss)	(142,458)	(141,384)	(1,045,681)
Net unrealized gain (loss)	1,563,833	3,475,804	18,059,925
Change in net assets from operations	$2,399,945	$5,437,999	$24,506,203
Total distributions to shareholders	$(978,147)	$(2,097,189)	$(7,755,098)
Change in net assets from fund share transactions	$5,528,908	$6,229,917	$22,820,592
Total change in net assets	$6,950,706	$9,570,727	$39,571,697
Net assets
At beginning of period	78,392,707	156,181,358	558,836,646
At end of period	$85,343,413	$165,752,085	$598,408,343
Six months ended 9/30/20 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$1,372,702	$1,418,040	$4,863,489
Net realized gain (loss)	(265,417)	(188,355)	(377,675)
Net unrealized gain (loss)	2,852,361	2,674,770	9,006,675
Change in net assets from operations	$3,959,646	$3,904,455	$13,492,489
Total distributions to shareholders	$(1,362,325)	$(1,408,710)	$(4,820,954)
Change in net assets from fund share transactions	$13,577,706	$1,032,727	$13,123,049
Total change in net assets	$16,175,027	$3,528,472	$21,794,584
Net assets
At beginning of period	115,980,684	105,869,277	359,064,052
At end of period	$132,155,711	$109,397,749	$380,858,636
See Notes to Financial Statements
69

Statements of Changes in Net Assets – continued
Year ended 3/31/20	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$1,986,357	$4,355,322	$15,218,983
Net realized gain (loss)	(179,628)	153,607	(1,474,076)
Net unrealized gain (loss)	23,365	(1,176,525)	(9,618,323)
Change in net assets from operations	$1,830,094	$3,332,404	$4,126,584
Total distributions to shareholders	$(1,981,863)	$(4,341,088)	$(14,951,745)
Change in net assets from fund share transactions	$14,281,691	$5,285,713	$153,438,096
Total change in net assets	$14,129,922	$4,277,029	$142,612,935
Net assets
At beginning of period	64,262,785	151,904,329	416,223,711
At end of period	$78,392,707	$156,181,358	$558,836,646
Year ended 3/31/20	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$2,691,910	$2,918,905	$10,121,738
Net realized gain (loss)	(836,345)	(285,767)	(4,109,644)
Net unrealized gain (loss)	(269,162)	(1,556,583)	(3,491,049)
Change in net assets from operations	$1,586,403	$1,076,555	$2,521,045
Total distributions to shareholders	$(2,708,728)	$(2,932,004)	$(9,982,094)
Change in net assets from fund share transactions	$31,043,555	$18,146,839	$85,452,067
Total change in net assets	$29,921,230	$16,291,390	$77,991,018
Net assets
At beginning of period	86,059,454	89,577,887	281,073,034
At end of period	$115,980,684	$105,869,277	$359,064,052
See Notes to Financial Statements
70

Financial Statements
Financial Highlights
MFS ALABAMA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.18	$10.15	$10.02	$10.12	$10.49	$10.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.27	$0.36	$0.34	$0.37(c)	$0.39
Net realized and unrealized gain (loss)	0.19	0.02	0.09	(0.10)	(0.37)	(0.01)
Total from investment operations	$0.31	$0.29	$0.45	$0.24	$0.00(w)	$0.38
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.26)	$(0.32)	$(0.34)	$(0.37)	$(0.37)
Net asset value, end of period (x)	$10.37	$10.18	$10.15	$10.02	$10.12	$10.49
Total return (%) (r)(s)(t)(x)	3.07(n)	2.89	4.63	2.35	(0.07)(c)	3.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.04	1.09	1.10	1.07(c)	1.06
Expenses after expense reductions (f)	0.90(a)	0.90	0.90	0.90	0.89(c)	0.93
Net investment income (loss)	2.34(a)	2.56	3.60	3.37	3.61(c)	3.76
Portfolio turnover	9(n)	30	19	17	15	16
Net assets at end of period (000 omitted)	$56,626	$53,321	$51,280	$50,914	$53,883	$52,956
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.18	$10.15	$10.02	$10.12	$10.49	$10.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.28	$0.27	$0.30(c)	$0.31
Net realized and unrealized gain (loss)	0.19	0.03	0.10	(0.11)	(0.38)	(0.01)
Total from investment operations	$0.27	$0.22	$0.38	$0.16	$(0.08)	$0.30
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.19)	$(0.25)	$(0.26)	$(0.29)	$(0.29)
Net asset value, end of period (x)	$10.37	$10.18	$10.15	$10.02	$10.12	$10.49
Total return (%) (r)(s)(t)(x)	2.69(n)	2.13	3.85	1.59	(0.81)(c)	2.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78(a)	1.80	1.84	1.84	1.82(c)	1.81
Expenses after expense reductions (f)	1.65(a)	1.65	1.65	1.65	1.65(c)	1.68
Net investment income (loss)	1.65(a)	1.86	2.85	2.63	2.86(c)	2.99
Portfolio turnover	9(n)	30	19	17	15	16
Net assets at end of period (000 omitted)	$104	$176	$250	$303	$467	$614
See Notes to Financial Statements
71

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.70	$9.67	$9.55	$9.65	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.27	$0.37	$0.35	$0.38(c)
Net realized and unrealized gain (loss)	0.18	0.04	0.08	(0.11)	(0.36)
Total from investment operations	$0.31	$0.31	$0.45	$0.24	$0.02
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.28)	$(0.33)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$9.88	$9.70	$9.67	$9.55	$9.65
Total return (%) (r)(s)(t)(x)	3.18(n)	3.15	4.83	2.55	0.21(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.79	0.84	0.85	0.86(c)
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.64(c)
Net investment income (loss)	2.58(a)	2.77	3.85	3.62	3.84(c)
Portfolio turnover	9(n)	30	19	17	15
Net assets at end of period (000 omitted)	$25,844	$22,796	$11,490	$6,898	$5,876
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.70	$9.67	$9.55	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.37	$0.24
Net realized and unrealized gain (loss)	0.18	0.03	0.09	(0.22)
Total from investment operations	$0.31	$0.31	$0.46	$0.02
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.28)	$(0.34)	$(0.23)
Net asset value, end of period (x)	$9.88	$9.70	$9.67	$9.55
Total return (%) (r)(s)(t)(x)	3.22(n)	3.23	4.92	0.25(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.71	0.77	0.84(a)
Expenses after expense reductions (f)	0.57(a)	0.57	0.58	0.58(a)
Net investment income (loss)	2.64(a)	2.85	3.92	3.70(a)
Portfolio turnover	9(n)	30	19	17
Net assets at end of period (000 omitted)	$2,769	$2,100	$1,242	$1,274

See Notes to Financial Statements
72

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
73

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$9.75	$9.80	$9.64	$9.73	$10.07	$10.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.27	$0.33	$0.30	$0.33(c)	$0.34
Net realized and unrealized gain (loss)	0.21	(0.05)	0.12	(0.09)	(0.35)	(0.01)
Total from investment operations	$0.34	$0.22	$0.45	$0.21	$(0.02)	$0.33
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.29)	$(0.30)	$(0.32)	$(0.30)
Net asset value, end of period (x)	$9.96	$9.75	$9.80	$9.64	$9.73	$10.07
Total return (%) (r)(s)(t)(x)	3.49(n)	2.27	4.74	2.12	(0.25)(c)	3.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92(a)	0.92	0.93	0.92	0.92(c)	0.90
Expenses after expense reductions (f)	0.76(a)	0.76	0.77	0.77	0.76(c)	0.74
Net investment income (loss)	2.61(a)	2.77	3.40	3.06	3.33(c)	3.41
Portfolio turnover	11(n)	20	14	17	17	11
Net assets at end of period (000 omitted)	$130,776	$123,979	$121,888	$141,605	$145,392	$160,133
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$9.76	$9.81	$9.65	$9.73	$10.08	$10.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.20	$0.25	$0.23	$0.26(c)	$0.26
Net realized and unrealized gain (loss)	0.21	(0.05)	0.13	(0.09)	(0.37)	(0.01)
Total from investment operations	$0.30	$0.15	$0.38	$0.14	$(0.11)	$0.25
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.20)	$(0.22)	$(0.22)	$(0.24)	$(0.22)
Net asset value, end of period (x)	$9.97	$9.76	$9.81	$9.65	$9.73	$10.08
Total return (%) (r)(s)(t)(x)	3.11(n)	1.51	3.97	1.47	(1.10)(c)	2.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.67	1.68	1.68	1.66(c)	1.65
Expenses after expense reductions (f)	1.51(a)	1.51	1.52	1.52	1.52(c)	1.51
Net investment income (loss)	1.89(a)	2.03	2.64	2.31	2.57(c)	2.65
Portfolio turnover	11(n)	20	14	17	17	11
Net assets at end of period (000 omitted)	$824	$1,587	$2,477	$4,209	$5,882	$6,791
See Notes to Financial Statements
74

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.68	$9.73	$9.57	$9.65	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.33	$0.31	$0.34(c)
Net realized and unrealized gain (loss)	0.21	(0.05)	0.13	(0.09)	(0.37)
Total from investment operations	$0.34	$0.23	$0.46	$0.22	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.28)	$(0.30)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$9.89	$9.68	$9.73	$9.57	$9.65
Total return (%) (r)(s)(t)(x)	3.56(n)	2.36	4.86	2.32	(0.28)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.67	0.68	0.67	0.68(c)
Expenses after expense reductions (f)	0.66(a)	0.66	0.67	0.67	0.67(c)
Net investment income (loss)	2.71(a)	2.86	3.49	3.16	3.43(c)
Portfolio turnover	11(n)	20	14	17	17
Net assets at end of period (000 omitted)	$31,589	$29,078	$26,586	$13,733	$10,733
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.68	$9.73	$9.58	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.29	$0.34	$0.20
Net realized and unrealized gain (loss)	0.21	(0.05)	0.11	(0.19)
Total from investment operations	$0.35	$0.24	$0.45	$0.01
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.29)	$(0.30)	$(0.21)
Net asset value, end of period (x)	$9.89	$9.68	$9.73	$9.58
Total return (%) (r)(s)(t)(x)	3.60(n)	2.44	4.83	0.09(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59(a)	0.59	0.60	0.61(a)
Expenses after expense reductions (f)	0.58(a)	0.58	0.59	0.61(a)
Net investment income (loss)	2.76(a)	2.92	3.58	3.19(a)
Portfolio turnover	11(n)	20	14	17
Net assets at end of period (000 omitted)	$2,563	$1,538	$954	$766

See Notes to Financial Statements
75

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
76

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$5.97	$6.04	$5.94	$5.95	$6.14	$6.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.18	$0.22	$0.23	$0.23(c)	$0.23
Net realized and unrealized gain (loss)	0.17	(0.07)	0.08	(0.02)	(0.21)	0.08
Total from investment operations	$0.25	$0.11	$0.30	$0.21	$0.02	$0.31
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.18)	$(0.20)	$(0.22)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$6.14	$5.97	$6.04	$5.94	$5.95	$6.14
Total return (%) (r)(s)(t)(x)	4.24(n)	1.76	5.21	3.47	0.33(c)	5.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85(a)	0.86	0.87	0.88	0.88(c)	0.88
Expenses after expense reductions (f)	0.68(a)	0.70	0.71	0.72	0.72(c)	0.72
Net investment income (loss)	2.60(a)	2.94	3.76	3.75	3.72(c)	3.78
Portfolio turnover	14(n)	22	15	15	17	18
Net assets at end of period (000 omitted)	$388,691	$374,941	$299,882	$272,958	$251,271	$281,670
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$5.97	$6.04	$5.94	$5.95	$6.14	$6.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.14	$0.18	$0.18	$0.18(c)	$0.18
Net realized and unrealized gain (loss)	0.18	(0.08)	0.08	(0.02)	(0.20)	0.08
Total from investment operations	$0.24	$0.06	$0.26	$0.16	$(0.02)	$0.26
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.13)	$(0.16)	$(0.17)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$6.15	$5.97	$6.04	$5.94	$5.95	$6.14
Total return (%) (r)(s)(t)(x)	4.02(n)	1.00	4.43	2.69	(0.43)(c)	4.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60(a)	1.61	1.62	1.63	1.63(c)	1.63
Expenses after expense reductions (f)	1.43(a)	1.45	1.46	1.48	1.49(c)	1.49
Net investment income (loss)	1.86(a)	2.22	3.01	3.02	2.95(c)	3.03
Portfolio turnover	14(n)	22	15	15	17	18
Net assets at end of period (000 omitted)	$822	$1,033	$1,506	$1,913	$2,672	$3,131
See Notes to Financial Statements
77

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$5.99	$6.06	$5.96	$5.97	$6.16	$6.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.13	$0.17	$0.17	$0.17(c)	$0.17
Net realized and unrealized gain (loss)	0.18	(0.08)	0.08	(0.02)	(0.20)	0.08
Total from investment operations	$0.23	$0.05	$0.25	$0.15	$(0.03)	$0.25
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.12)	$(0.15)	$(0.16)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$6.17	$5.99	$6.06	$5.96	$5.97	$6.16
Total return (%) (r)(s)(t)(x)	3.93(n)	0.85	4.26	2.54	(0.55)(c)	4.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59(a)	1.61	1.62	1.63	1.63(c)	1.63
Expenses after expense reductions (f)	1.58(a)	1.60	1.61	1.62	1.62(c)	1.62
Net investment income (loss)	1.70(a)	2.05	2.86	2.86	2.82(c)	2.87
Portfolio turnover	14(n)	22	15	15	17	18
Net assets at end of period (000 omitted)	$23,739	$25,552	$22,786	$31,800	$33,950	$33,748
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.71	$9.83	$9.67	$9.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.31	$0.37	$0.37	$0.38(c)
Net realized and unrealized gain (loss)	0.30	(0.13)	0.13	(0.02)	(0.36)
Total from investment operations	$0.43	$0.18	$0.50	$0.35	$0.02
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.30)	$(0.34)	$(0.36)	$(0.34)
Net asset value, end of period (x)	$10.00	$9.71	$9.83	$9.67	$9.68
Total return (%) (r)(s)(t)(x)	4.43(n)	1.79	5.27	3.63	0.20(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60(a)	0.61	0.62	0.62	0.63(c)
Expenses after expense reductions (f)	0.58(a)	0.60	0.61	0.61	0.63(c)
Net investment income (loss)	2.69(a)	3.04	3.85	3.83	3.83(c)
Portfolio turnover	14(n)	22	15	15	17
Net assets at end of period (000 omitted)	$149,881	$128,914	$79,276	$56,553	$42,369
See Notes to Financial Statements
78

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.71	$9.82	$9.66	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31	$0.38	$0.24
Net realized and unrealized gain (loss)	0.29	(0.11)	0.12	(0.18)
Total from investment operations	$0.43	$0.20	$0.50	$0.06
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.31)	$(0.34)	$(0.24)
Net asset value, end of period (x)	$10.00	$9.71	$9.82	$9.66
Total return (%) (r)(s)(t)(x)	4.47(n)	1.97	5.36	0.61(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.53	0.54	0.56(a)
Expenses after expense reductions (f)	0.51(a)	0.52	0.53	0.55(a)
Net investment income (loss)	2.76(a)	3.10	3.92	3.78(a)
Portfolio turnover	14(n)	22	15	15
Net assets at end of period (000 omitted)	$35,276	$28,396	$12,773	$5,995
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
79

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.70	$10.73	$10.58	$10.68	$11.02	$11.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.36	$0.35	$0.36(c)	$0.36
Net realized and unrealized gain (loss)	0.22	(0.02)	0.11	(0.12)	(0.36)	(0.01)
Total from investment operations	$0.34	$0.24	$0.47	$0.23	$0.00(w)	$0.35
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.27)	$(0.32)	$(0.33)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$10.92	$10.70	$10.73	$10.58	$10.68	$11.02
Total return (%) (r)(s)(t)(x)	3.15(n)	2.17	4.51	2.15	(0.06)(c)	3.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.95	1.02	1.04	1.03(c)	1.03
Expenses after expense reductions (f)	0.90(a)	0.90	0.90	0.90	0.90(c)	0.95
Net investment income (loss)	2.14(a)	2.39	3.41	3.26	3.26(c)	3.32
Portfolio turnover	8(n)	28	14	12	8	11
Net assets at end of period (000 omitted)	$103,338	$95,352	$70,456	$65,922	$61,229	$61,065
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.74	$10.77	$10.62	$10.72	$11.06	$11.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.28	$0.27	$0.28(c)	$0.28
Net realized and unrealized gain (loss)	0.22	(0.03)	0.11	(0.12)	(0.36)	(0.01)
Total from investment operations	$0.30	$0.16	$0.39	$0.15	$(0.08)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.19)	$(0.24)	$(0.25)	$(0.26)	$(0.27)
Net asset value, end of period (x)	$10.96	$10.74	$10.77	$10.62	$10.72	$11.06
Total return (%) (r)(s)(t)(x)	2.78(n)	1.44	3.73	1.40	(0.79)(c)	2.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.71	1.77	1.79	1.78(c)	1.78
Expenses after expense reductions (f)	1.62(a)	1.63	1.65	1.65	1.66(c)	1.70
Net investment income (loss)	1.48(a)	1.72	2.67	2.54	2.52(c)	2.56
Portfolio turnover	8(n)	28	14	12	8	11
Net assets at end of period (000 omitted)	$110	$261	$399	$563	$1,105	$1,296
See Notes to Financial Statements
80

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.70	$9.73	$9.60	$9.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.35	$0.34	$0.35(c)
Net realized and unrealized gain (loss)	0.20	(0.02)	0.09	(0.11)	(0.33)
Total from investment operations	$0.32	$0.24	$0.44	$0.23	$0.02
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.27)	$(0.31)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$9.90	$9.70	$9.73	$9.60	$9.69
Total return (%) (r)(s)(t)(x)	3.28(n)	2.39	4.70	2.40	0.19(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.70	0.77	0.79	0.80(c)
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.64(c)
Net investment income (loss)	2.38(a)	2.64	3.65	3.49	3.52(c)
Portfolio turnover	8(n)	28	14	12	8
Net assets at end of period (000 omitted)	$13,163	$9,345	$7,834	$6,817	$7,451
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.70	$9.73	$9.60	$9.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.27	$0.36	$0.23
Net realized and unrealized gain (loss)	0.21	(0.03)	0.09	(0.23)
Total from investment operations	$0.33	$0.24	$0.45	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.27)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$9.91	$9.70	$9.73	$9.60
Total return (%) (r)(s)(t)(x)	3.41(n)	2.44	4.77	(0.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63(a)	0.65	0.70	0.82(a)
Expenses after expense reductions (f)	0.60(a)	0.60	0.59	0.59(a)
Net investment income (loss)	2.42(a)	2.68	3.72	3.56(a)
Portfolio turnover	8(n)	28	14	12
Net assets at end of period (000 omitted)	$15,545	$11,022	$7,371	$5,988

See Notes to Financial Statements
81

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
82

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.62	$10.76	$10.65	$10.76	$11.09	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31	$0.40	$0.38	$0.40(c)	$0.39
Net realized and unrealized gain (loss)	0.26	(0.14)	0.06	(0.12)	(0.35)	(0.05)
Total from investment operations	$0.40	$0.17	$0.46	$0.26	$0.05	$0.34
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.31)	$(0.35)	$(0.37)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$10.88	$10.62	$10.76	$10.65	$10.76	$11.09
Total return (%) (r)(s)(t)(x)	3.78(n)	1.57	4.46	2.39	0.43(c)	3.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98(a)	0.99	1.01	1.02	0.99(c)	0.98
Expenses after expense reductions (f)	0.82(a)	0.82	0.82	0.82	0.82(c)	0.87
Net investment income (loss)	2.60(a)	2.85	3.77	3.48	3.68(c)	3.57
Portfolio turnover	11(n)	27	14	23	17	10
Net assets at end of period (000 omitted)	$81,815	$83,852	$75,215	$76,993	$80,456	$82,145
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.62	$10.75	$10.65	$10.76	$11.08	$11.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.23	$0.32	$0.29	$0.32(c)	$0.31
Net realized and unrealized gain (loss)	0.25	(0.13)	0.05	(0.11)	(0.34)	(0.06)
Total from investment operations	$0.35	$0.10	$0.37	$0.18	$(0.02)	$0.25
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.23)	$(0.27)	$(0.29)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$10.87	$10.62	$10.75	$10.65	$10.76	$11.08
Total return (%) (r)(s)(t)(x)	3.30(n)	0.91	3.58	1.62	(0.23)(c)	2.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73(a)	1.74	1.76	1.77	1.74(c)	1.73
Expenses after expense reductions (f)	1.58(a)	1.58	1.58	1.58	1.57(c)	1.62
Net investment income (loss)	1.86(a)	2.12	3.01	2.73	2.94(c)	2.82
Portfolio turnover	11(n)	27	14	23	17	10
Net assets at end of period (000 omitted)	$873	$1,040	$1,217	$1,331	$1,605	$1,958
See Notes to Financial Statements
83

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.58	$9.70	$9.61	$9.71	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.30	$0.38	$0.36	$0.38(c)
Net realized and unrealized gain (loss)	0.23	(0.11)	0.05	(0.11)	(0.30)
Total from investment operations	$0.37	$0.19	$0.43	$0.25	$0.08
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.31)	$(0.34)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$9.81	$9.58	$9.70	$9.61	$9.71
Total return (%) (r)(s)(t)(x)	3.86(n)	1.88	4.61	2.62	0.78(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73(a)	0.74	0.76	0.77	0.78(c)
Expenses after expense reductions (f)	0.58(a)	0.58	0.58	0.58	0.57(c)
Net investment income (loss)	2.83(a)	3.07	4.01	3.72	3.85(c)
Portfolio turnover	11(n)	27	14	23	17
Net assets at end of period (000 omitted)	$23,323	$18,140	$11,831	$9,261	$6,437
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.58	$9.70	$9.61	$9.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.30	$0.39	$0.24
Net realized and unrealized gain (loss)	0.23	(0.11)	0.05	(0.21)
Total from investment operations	$0.37	$0.19	$0.44	$0.03
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.31)	$(0.35)	$(0.23)
Net asset value, end of period (x)	$9.81	$9.58	$9.70	$9.61
Total return (%) (r)(s)(t)(x)	3.89(n)	1.93	4.67	0.35(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.68	0.70	0.76(a)
Expenses after expense reductions (f)	0.52(a)	0.52	0.52	0.52(a)
Net investment income (loss)	2.89(a)	3.10	4.07	3.79(a)
Portfolio turnover	11(n)	27	14	23
Net assets at end of period (000 omitted)	$3,386	$2,837	$1,315	$961

See Notes to Financial Statements
84

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
85

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.90	$11.04	$10.90	$11.02	$11.43	$11.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.33	$0.41	$0.42	$0.46(c)	$0.41
Net realized and unrealized gain (loss)	0.27	(0.15)	0.09	(0.13)	(0.46)	0.01
Total from investment operations	$0.41	$0.18	$0.50	$0.29	$0.00(w)	$0.42
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.36)	$(0.41)	$(0.41)	$(0.39)
Net asset value, end of period (x)	$11.17	$10.90	$11.04	$10.90	$11.02	$11.43
Total return (%) (r)(s)(t)(x)	3.79(n)	1.61	4.74	2.60	(0.04)(c)	3.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.87	0.88	0.89	0.88(c)	0.88
Expenses after expense reductions (f)	0.84(a)	0.83	0.85	0.86	0.85(c)	0.85
Net investment income (loss)	2.56(a)	2.91	3.75	3.82	4.06(c)	3.66
Portfolio turnover	12(n)	29	13	19	15	15
Net assets at end of period (000 omitted)	$212,421	$226,471	$207,565	$202,967	$207,001	$226,552
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.92	$11.06	$10.92	$11.04	$11.45	$11.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.25	$0.32	$0.34	$0.37(c)	$0.33
Net realized and unrealized gain (loss)	0.26	(0.15)	0.10	(0.14)	(0.46)	0.00(w)
Total from investment operations	$0.36	$0.10	$0.42	$0.20	$(0.09)	$0.33
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.24)	$(0.28)	$(0.32)	$(0.32)	$(0.30)
Net asset value, end of period (x)	$11.18	$10.92	$11.06	$10.92	$11.04	$11.45
Total return (%) (r)(s)(t)(x)	3.30(n)	0.84	3.94	1.81	(0.80)(c)	2.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.62	1.63	1.64	1.63(c)	1.63
Expenses after expense reductions (f)	1.60(a)	1.60	1.62	1.63	1.62(c)	1.62
Net investment income (loss)	1.83(a)	2.19	2.98	3.06	3.29(c)	2.88
Portfolio turnover	12(n)	29	13	19	15	15
Net assets at end of period (000 omitted)	$688	$1,081	$1,664	$1,858	$2,509	$3,206
See Notes to Financial Statements
86

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.54	$9.66	$9.54	$9.65	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.30	$0.38	$0.39	$0.42(c)
Net realized and unrealized gain (loss)	0.23	(0.12)	0.08	(0.12)	(0.39)
Total from investment operations	$0.36	$0.18	$0.46	$0.27	$0.03
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.30)	$(0.34)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$9.77	$9.54	$9.66	$9.54	$9.65
Total return (%) (r)(s)(t)(x)	3.84(n)	1.86	4.95	2.76	0.30(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.62	0.63	0.64	0.64(c)
Expenses after expense reductions (f)	0.60(a)	0.60	0.62	0.63	0.63(c)
Net investment income (loss)	2.78(a)	3.10	3.98	4.00	4.30(c)
Portfolio turnover	12(n)	29	13	19	15
Net assets at end of period (000 omitted)	$159,782	$124,875	$68,669	$49,523	$23,470
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.55	$9.67	$9.54	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31	$0.38	$0.24
Net realized and unrealized gain (loss)	0.23	(0.12)	0.10	(0.21)
Total from investment operations	$0.37	$0.19	$0.48	$0.03
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.31)	$(0.35)	$(0.26)
Net asset value, end of period (x)	$9.78	$9.55	$9.67	$9.54
Total return (%) (r)(s)(t)(x)	3.87(n)	1.93	5.13	0.26(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.55	0.56	0.58(a)
Expenses after expense reductions (f)	0.53(a)	0.53	0.55	0.57(a)
Net investment income (loss)	2.85(a)	3.15	4.05	3.85(a)
Portfolio turnover	12(n)	29	13	19
Net assets at end of period (000 omitted)	$7,967	$6,636	$3,176	$1,983

See Notes to Financial Statements
87

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
88

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on each fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
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The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2020 in valuing each fund's assets or liabilities:
	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$80,679,857	$—	$80,679,857
U.S. Corporate Bonds	—	59,031	—	59,031
Mutual Funds	5,021,921	—	—	5,021,921
Total	$5,021,921	$80,738,888	$—	$85,760,809
Other Financial Instruments
Futures Contracts – Assets	$1,388	$—	$—	$1,388
Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$164,477,881	$—	$164,477,881
U.S. Corporate Bonds	—	147,577	—	147,577
Mutual Funds	3,283,680	—	—	3,283,680
Total	$3,283,680	$164,625,458	$—	$167,909,138
California Fund
Financial Instruments
Municipal Bonds	$—	$589,182,343	$—	$589,182,343
U.S. Corporate Bonds	—	560,794	—	560,794
Mutual Funds	2,649,394	—	—	2,649,394
Total	$2,649,394	$589,743,137	$—	$592,392,531
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	Level 1	Level 2	Level 3	Total
Georgia Fund
Financial Instruments
Municipal Bonds	$—	$128,583,539	$—	$128,583,539
U.S. Corporate Bonds	—	118,062	—	118,062
Mutual Funds	2,867,449	—	—	2,867,449
Total	$2,867,449	$128,701,601	$—	$131,569,050
Other Financial Instruments
Futures Contracts – Assets	$1,619	$—	$—	$1,619
Maryland Fund
Financial Instruments
Municipal Bonds	$—	$104,127,023	$—	$104,127,023
U.S. Corporate Bonds	—	118,062	—	118,062
Mutual Funds	3,285,688	—	—	3,285,688
Total	$3,285,688	$104,245,085	$—	$107,530,773
Other Financial Instruments
Futures Contracts – Assets	$2,081	$—	$—	$2,081
Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$361,828,989	$—	$361,828,989
U.S. Corporate Bonds	—	354,185	—	354,185
Mutual Funds	11,871,208	—	—	11,871,208
Total	$11,871,208	$362,183,174	$—	$374,054,382
Other Financial Instruments
Futures Contracts – Assets	$4,625	$—	$—	$4,625
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The funds use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the funds during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The funds may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The funds' period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of the funds' derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the funds at September 30, 2020 as reported in the Statements of Assets and Liabilities:
			Fair Value (a)
Fund	Risk	Derivative Contracts	Asset Derivatives
Alabama Fund	Interest Rate	Interest Rate Futures	$1,388
Georgia Fund	Interest Rate	Interest Rate Futures	1,619
Maryland Fund	Interest Rate	Interest Rate Futures	2,081
Massachusetts Fund	Interest Rate	Interest Rate Futures	4,625
(a) Values presented in this table for futures contracts correspond to the values reported in the funds' Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the funds' Statements of Assets and Liabilities.
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Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the funds for the six months ended September 30, 2020 as reported in the Statements of Operations:
Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate	$(129,458)
California Fund	Interest Rate	(502,708)
Georgia Fund	Interest Rate	(138,847)
Maryland Fund	Interest Rate	(194,723)
Massachusetts Fund	Interest Rate	(367,909)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the funds for the six months ended September 30, 2020 as reported in the Statements of Operations:
Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate	$157,842
California Fund	Interest Rate	601,747
Georgia Fund	Interest Rate	170,108
Maryland Fund	Interest Rate	230,745
Massachusetts Fund	Interest Rate	486,022
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund's credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover each fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The funds may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statements of Operations.
Futures Contracts — The funds entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
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Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Each fund may purchase or sell debt securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, each fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2020, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and derivative transactions, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/20	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$14,525	$35,222	$195,824	$34,341	$61,301	$46,879
Tax-exempt income	1,967,338	4,305,866	14,755,921	2,674,387	2,870,703	9,935,215
Total distributions	$1,981,863	$4,341,088	$14,951,745	$2,708,728	$2,932,004	$9,982,094
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The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/20	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$81,750,339	$159,848,043	$561,370,238	$125,991,196	$103,024,585	$353,807,158
Gross appreciation	4,398,034	8,666,939	35,815,916	6,052,839	5,118,229	21,939,422
Gross depreciation	(387,564)	(605,844)	(4,793,623)	(474,985)	(612,041)	(1,692,198)
Net unrealized appreciation (depreciation)	$4,010,470	$8,061,095	$31,022,293	$5,577,854	$4,506,188	$20,247,224
As of 3/31/20
Undistributed ordinary income	31,321	34,422	398,946	70,771	19,543	226,236
Undistributed tax-exempt income	232,881	539,837	1,680,064	253,316	546,710	899,734
Capital loss carryforwards	(1,396,066)	(5,844,222)	(6,554,565)	(2,566,178)	(3,373,155)	(9,378,983)
Other temporary differences	(169,649)	(360,828)	(1,368,615)	(236,818)	(255,033)	(855,858)
Net unrealized appreciation (depreciation)	2,606,088	4,580,544	13,578,226	2,901,371	2,074,743	11,686,054
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2020, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(984,472)	$(2,580,365)	$(4,930,818)	$(1,901,833)	$(2,070,805)	$(8,487,285)
Long-Term	(411,594)	(3,263,857)	(1,623,747)	(664,345)	(1,302,350)	(891,698)
Total	$(1,396,066)	$(5,844,222)	$(6,554,565)	$(2,566,178)	$(3,373,155)	$(9,378,983)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Alabama Fund		Arkansas Fund		California Fund
	Six Months Ended 9/30/20	Year Ended 3/31/20	Six Months Ended 9/30/20	Year Ended 3/31/20	Six Months Ended 9/30/20	Year Ended 3/31/20
Class A	$630,444	$1,383,808	$1,657,113	$3,454,854	$5,119,334	$10,321,915
Class B	1,027	3,904	11,387	43,361	9,035	29,998
Class C	—	—	—	—	223,888	517,209
Class I	315,591	545,211	402,016	808,049	1,929,774	3,470,554
Class R6	31,085	48,940	26,673	34,824	473,067	612,069
Total	$978,147	$1,981,863	$2,097,189	$4,341,088	$7,755,098	$14,951,745
	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six Months Ended 9/30/20	Year Ended 3/31/20	Six Months Ended 9/30/20	Year Ended 3/31/20	Six Months Ended 9/30/20	Year Ended 3/31/20
Class A	$1,079,029	$2,191,274	$1,071,174	$2,341,193	$2,815,984	$6,483,058
Class B	1,168	6,083	8,731	26,983	7,788	31,262
Class I	124,560	251,523	284,308	488,867	1,895,104	3,308,614
Class R6	157,568	259,848	44,497	74,961	102,078	159,160
Total	$1,362,325	$2,708,728	$1,408,710	$2,932,004	$4,820,954	$9,982,094
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
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MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2020, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$4,563	$9,044	$32,669	$7,069	$6,042	$20,728
The management fee incurred for the six months ended September 30, 2020 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Alabama Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	0.90%	0.90%	0.83%	0.85%
Class B	1.65%	1.65%	1.58%	1.60%
Class I	0.65%	0.65%	0.58%	0.60%
Class R6	0.59%	0.60%	0.53%	0.53%
These written agreements will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2021. For the six months ended September 30, 2020, these reductions amounted to $46,958 for the Alabama Fund, $12,421 for the Georgia Fund, and $75,909 for the Maryland Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations. For the six months ended September 30, 2020, the Massachusetts Fund's actual operating expenses did not exceed the limit described above and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2020, as its portion of the initial sales charge on sales of Class A shares of each fund:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$2,506	$11,967	$5,582	$4,479	$3,380	$4,867
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$67,251
Arkansas Fund	—	0.25%	0.25%	0.10%	158,803
California Fund	—	0.25%	0.25%	0.10%	474,929
Georgia Fund	—	0.25%	0.25%	0.25%	126,482
Maryland Fund	—	0.25%	0.25%	0.24%	103,294
Massachusetts Fund	—	0.25%	0.25%	0.24%	276,620
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	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$624
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	6,049
California Fund	0.75%	0.25%	1.00%	0.85%	4,595
Georgia Fund	0.75%	0.25%	1.00%	0.97%	798
Maryland Fund	0.75%	0.25%	1.00%	1.00%	4,746
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	4,317
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$124,387
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$67,875	$164,852	$603,911	$127,280	$108,040	$280,937
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2020, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$251	$340	$1,630	$848	$2,293	$11,822
Class B	—	—	—	21	—	8
Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2021. For the six months ended September 30, 2020, these reductions amounted to $95,283 and $906 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2021. For the six months ended September 30, 2020, these reductions amounted to $284,960 and $688 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2020, were as follows:
CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$292	$446	$33,315	$2,766	$3,676	$48,072
Class B	489	—	1,801	199	419	771
Class C	N/A	N/A	3,914	N/A	N/A	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2020, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$1,653	$2,519	$11,344	$2,292	$6,370	$12,111
Percentage of average daily net assets	0.0041%	0.0031%	0.0039%	0.0037%	0.0119%	0.0066%
96

Notes to Financial Statements (unaudited) - continued
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$30,979	$60,646	$210,823	$28,405	$35,194	$134,159
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2020 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0268%	0.0203%	0.0154%	0.0221%	0.0236%	0.0165%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Alabama Fund, the Arkansas Fund, and the Georgia Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2020:
California Fund	Maryland Fund	Massachusetts Fund
$181	$115	$117
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:
California Fund	Maryland Fund	Massachusetts Fund
$5,135	$3,094	$3,079
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended September 30, 2020, purchases and sales of investments, other than short-term obligations, were as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$12,419,838	$27,905,568	$108,980,074	$26,606,915	$11,309,205	$55,062,476
Sales	$7,270,801	$17,480,313	$81,118,442	$9,684,178	$11,866,138	$42,754,700
97

Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Alabama Fund				Arkansas Fund
	Six Months Ended 9/30/20		Year ended 3/31/20		Six Months Ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	680,754	$7,043,908	934,632	$9,666,873	1,132,066	$11,221,068	1,833,663	$18,196,899
Class B	36	372	82	847	—	—	2,719	27,391
Class I	481,757	4,747,238	1,747,498	17,227,312	512,140	5,017,349	885,818	8,733,330
Class R6	76,640	753,709	110,728	1,092,431	108,225	1,066,397	81,884	807,905
	1,239,187	$12,545,227	2,792,940	$27,987,463	1,752,431	$17,304,814	2,804,084	$27,765,525
Shares issued to shareholders in reinvestment of distributions
Class A	53,843	$554,323	118,172	$1,223,757	156,009	$1,542,843	321,051	$3,189,040
Class B	63	641	297	3,069	1,153	11,387	4,363	43,361
Class I	17,556	172,327	33,840	334,414	38,000	372,998	74,226	732,002
Class R6	3,165	31,085	4,954	48,926	2,714	26,673	3,530	34,824
	74,627	$758,376	157,263	$1,610,166	197,876	$1,953,901	403,170	$3,999,227
Shares reacquired
Class A	(511,766)	$(5,240,570)	(869,315)	$(8,948,909)	(873,939)	$(8,619,643)	(1,874,713)	$(18,568,920)
Class B	(7,345)	(74,975)	(7,764)	(80,654)	(81,123)	(803,983)	(96,960)	(948,997)
Class I	(233,964)	(2,301,178)	(619,915)	(6,016,316)	(359,441)	(3,501,212)	(688,030)	(6,723,372)
Class R6	(16,110)	(157,972)	(27,665)	(270,059)	(10,590)	(103,960)	(24,556)	(237,750)
	(769,185)	$(7,774,695)	(1,524,659)	$(15,315,938)	(1,325,093)	$(13,028,798)	(2,684,259)	$(26,479,039)
Net change
Class A	222,831	$2,357,661	183,489	$1,941,721	414,136	$4,144,268	280,001	$2,817,019
Class B	(7,246)	(73,962)	(7,385)	(76,738)	(79,970)	(792,596)	(89,878)	(878,245)
Class I	265,349	2,618,387	1,161,423	11,545,410	190,699	1,889,135	272,014	2,741,960
Class R6	63,695	626,822	88,017	871,298	100,349	989,110	60,858	604,979
	544,629	$5,528,908	1,425,544	$14,281,691	625,214	$6,229,917	522,995	$5,285,713
	California Fund				Georgia Fund
	Six Months Ended 9/30/20		Year ended 3/31/20		Six Months Ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	5,447,790	$33,016,345	21,682,795	$133,751,600	1,267,599	$13,671,435	3,588,416	$39,152,664
Class B	4,258	25,001	5,239	31,939	628	6,895	2,105	22,865
Class C	115,124	695,650	1,790,349	11,063,365	—	—	—	—
Class I	3,129,510	30,914,937	7,523,674	75,138,059	569,379	5,628,905	446,342	4,423,409
Class R6	1,169,495	11,473,001	1,996,232	20,070,657	531,062	5,226,269	573,041	5,692,331
	9,866,177	$76,124,934	32,998,289	$240,055,620	2,368,668	$24,533,504	4,609,904	$49,291,269
Shares issued to shareholders in reinvestment of distributions
Class A	752,673	$4,564,757	1,470,511	$9,095,146	93,603	$1,013,063	186,038	$2,036,227
Class B	1,435	8,681	4,793	29,616	72	783	379	4,157
Class C	31,662	192,486	71,952	446,218	—	—	—	—
Class I	145,487	1,436,944	242,123	2,438,153	8,919	87,583	18,480	183,409
Class R6	47,880	472,984	60,792	611,771	16,027	157,568	26,165	259,848
	979,137	$6,675,852	1,850,171	$12,620,904	118,621	$1,258,997	231,062	$2,483,641
98

Notes to Financial Statements (unaudited) - continued
	California Fund − continued				Georgia Fund − continued
	Six Months Ended 9/30/20		Year ended 3/31/20		Six Months Ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,781,581)	$(34,843,742)	(10,000,799)	$(60,676,740)	(813,588)	$(8,843,510)	(1,429,577)	$(15,378,751)
Class B	(44,958)	(270,937)	(86,383)	(530,112)	(15,006)	(162,817)	(15,172)	(167,309)
Class C	(564,549)	(3,453,656)	(1,356,632)	(8,346,672)	—	—	—	—
Class I	(1,563,212)	(15,355,287)	(2,561,525)	(25,415,024)	(212,685)	(2,099,822)	(306,845)	(3,001,216)
Class R6	(613,884)	(6,056,572)	(432,454)	(4,269,880)	(114,135)	(1,108,646)	(220,912)	(2,184,079)
	(8,568,184)	$(59,980,194)	(14,437,793)	$(99,238,428)	(1,155,414)	$(12,214,795)	(1,972,506)	$(20,731,355)
Net change
Class A	418,882	$2,737,360	13,152,507	$82,170,006	547,614	$5,840,988	2,344,877	$25,810,140
Class B	(39,265)	(237,255)	(76,351)	(468,557)	(14,306)	(155,139)	(12,688)	(140,287)
Class C	(417,763)	(2,565,520)	505,669	3,162,911	—	—	—	—
Class I	1,711,785	16,996,594	5,204,272	52,161,188	365,613	3,616,666	157,977	1,605,602
Class R6	603,491	5,889,413	1,624,570	16,412,548	432,954	4,275,191	378,294	3,768,100
	2,277,130	$22,820,592	20,410,667	$153,438,096	1,331,875	$13,577,706	2,868,460	$31,043,555
	Maryland Fund				Massachusetts Fund
	Six Months Ended 9/30/20		Year ended 3/31/20		Six Months Ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	332,053	$3,575,167	1,779,229	$19,474,987	1,682,215	$18,470,322	5,375,306	$60,294,523
Class B	—	—	13,122	141,270	—	—	189	2,100
Class I	691,679	6,737,770	898,148	8,831,357	4,646,121	45,180,889	8,201,325	80,663,060
Class R6	75,742	735,919	196,150	1,931,715	154,606	1,504,872	437,534	4,297,124
	1,099,474	$11,048,856	2,886,649	$30,379,329	6,482,942	$65,156,083	14,014,354	$145,256,807
Shares issued to shareholders in reinvestment of distributions
Class A	79,707	$856,739	172,011	$1,878,639	227,459	$2,507,626	510,733	$5,745,240
Class B	802	8,731	2,028	22,136	703	7,746	2,678	30,149
Class I	22,920	222,562	37,355	368,269	166,307	1,606,653	293,672	2,893,008
Class R6	4,583	44,497	7,600	74,961	10,558	102,078	16,143	159,160
	108,012	$1,132,529	218,994	$2,344,005	405,027	$4,224,103	823,226	$8,827,557
Shares reacquired
Class A	(783,022)	$(8,426,178)	(1,049,647)	$(11,285,559)	(3,660,112)	$(40,545,418)	(3,917,200)	$(42,998,175)
Class B	(18,466)	(197,421)	(30,330)	(333,959)	(38,176)	(422,012)	(54,366)	(609,183)
Class I	(230,473)	(2,223,404)	(261,793)	(2,546,598)	(1,550,935)	(14,848,168)	(2,515,254)	(24,191,702)
Class R6	(31,311)	(301,655)	(43,223)	(410,379)	(45,523)	(441,539)	(87,124)	(833,237)
	(1,063,272)	$(11,148,658)	(1,384,993)	$(14,576,495)	(5,294,746)	$(56,257,137)	(6,573,944)	$(68,632,297)
Net change
Class A	(371,262)	$(3,994,272)	901,593	$10,068,067	(1,750,438)	$(19,567,470)	1,968,839	$23,041,588
Class B	(17,664)	(188,690)	(15,180)	(170,553)	(37,473)	(414,266)	(51,499)	(576,934)
Class I	484,126	4,736,928	673,710	6,653,028	3,261,493	31,939,374	5,979,743	59,364,366
Class R6	49,014	478,761	160,527	1,596,297	119,641	1,165,411	366,553	3,623,047
	144,214	$1,032,727	1,720,650	$18,146,839	1,593,223	$13,123,049	8,263,636	$85,452,067
Effective June 1, 2019, purchases of each fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.
99

Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2020, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$203	$413	$1,426	$301	$273	$919
Interest Expense	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2020, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Alabama Fund	$2,877,210	$12,490,886	$10,345,764	$(454)	$43	$5,021,921
Arkansas Fund	3,037,713	24,448,215	24,202,148	(165)	65	3,283,680
California Fund	3,337,616	76,320,383	77,006,791	(1,253)	(561)	2,649,394
Georgia Fund	1,835,929	28,275,106	27,243,031	(738)	183	2,867,449
Maryland Fund	1,796,671	15,444,179	13,954,838	(472)	148	3,285,688
Massachusetts Fund	9,124,769	61,038,483	58,290,862	(952)	(230)	11,871,208
	Dividend Income	Capital Gain Distributions
Alabama Fund	$2,980	$—
Arkansas Fund	3,023	—
California Fund	10,539	—
Georgia Fund	3,261	—
Maryland Fund	1,940	—
Massachusetts Fund	10,373	—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of each fund's investments and each fund's performance.
(9)  Subsequent Event
On October 2, 2020, the California Fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020 any Class C shares that have an original purchase date of December 31, 2012 or earlier will automatically convert to Class A shares of the same fund. Please see the fund's prospectus for details.
100

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS' institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.
101

Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.
MFS Alabama Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
102

Board Review of Investment Advisory Agreement - continued
MFS Arkansas Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS California Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.
MFS Georgia Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
103

Board Review of Investment Advisory Agreement - continued
MFS Maryland Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Massachusetts Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
104

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.
105

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
106

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
September 30, 2020
MFS® Municipal Series Trust
For the states of:
Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
MSTB-SEM

MFS ® Municipal Series Trust
For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings in early 2020 as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries affected by the outbreak early on, brightened the economic and market outlook, as did the phased reopening of U.S. states. However, significant uncertainty remains. While policymakers and public health officials have learned a great deal about combating the virus, much remains unknown at a time when another wave of infections is underway. In the United States, political uncertainty eased after former Vice President Joe Biden was projected as the winner of the presidential election. Since the pandemic caused many jurisdictions to adopt mail-in voting for the first time, the counting of ballots has been slower than normal this cycle. Republicans appear likely to retain control of the Senate, though whether they do will not be known until a pair of early January runoff elections takes place in Georgia.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the U.S. some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
November 13, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
MFS Mississippi Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	19.6%
General Obligations - Schools	12.5%
Universities - Colleges	12.1%
Healthcare Revenue - Hospitals	9.6%
State & Local Agencies	8.4%
Composition including fixed income credit quality (a)(i)
AAA	4.8%
AA	48.9%
A	25.5%
BBB	8.7%
BB	2.7%
CC	0.1%
C	2.2%
D	1.7%
Not Rated	4.1%
Cash & Cash Equivalents	0.5%
Other	0.8%
Portfolio facts (i)
Average Duration (d)	6.5
Average Effective Maturity (m)	14.7 yrs.
Jurisdiction (i)
Mississippi	73.5%
Puerto Rico	7.4%
Massachusetts	3.3%
Tennessee	2.4%
Illinois	1.6%
Guam	1.5%
South Carolina	1.0%
New Jersey	1.0%
Ohio	1.0%
Maryland	0.9%
Alabama	0.8%
California	0.7%
Texas	0.6%
New York	0.6%
Iowa	0.6%
Pennsylvania	0.6%
Virginia	0.6%
Michigan	0.5%
Colorado	0.5%
Connecticut	0.4%
Florida (o)	0.0%
U.S. Treasury Securities (j)	(0.8)%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (0.8)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS New York Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	11.4%
Healthcare Revenue - Hospitals	10.4%
Tax - Other	9.0%
General Obligations - General Purpose	8.8%
State & Local Agencies	7.6%
Composition including fixed income credit quality (a)(i)
AAA	8.5%
AA	34.0%
A	23.5%
BBB	15.6%
BB	2.9%
B	1.6%
CCC	0.2%
CC	0.2%
C	2.0%
D	2.0%
Not Rated	7.7%
Cash & Cash Equivalents	1.8%
Portfolio facts (i)
Average Duration (d)	7.3
Average Effective Maturity (m)	18.2 yrs.
Jurisdiction (i)
New York	78.1%
Puerto Rico	7.3%
Illinois	2.5%
Guam	1.4%
Ohio	1.2%
Tennessee	1.1%
Texas	1.0%
New Jersey	1.0%
Colorado	1.0%
Michigan	0.7%
Florida	0.7%
Massachusetts	0.5%
Maryland	0.5%
Pennsylvania	0.5%
Alabama	0.3%
Louisiana	0.2%
Virginia	0.1%
Indiana	0.1%
Mississippi (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS North Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	21.3%
State & Local Agencies	14.0%
Healthcare Revenue - Hospitals	12.3%
Water & Sewer Utility Revenue	7.6%
General Obligations - General Purpose	6.7%
Composition including fixed income credit quality (a)(i)
AAA	7.2%
AA	41.4%
A	26.8%
BBB	11.1%
BB	0.9%
CCC	0.2%
CC	0.1%
C	2.0%
D	1.6%
Not Rated	7.9%
Cash & Cash Equivalents	(0.9)%
Other	1.7%
Portfolio facts (i)
Average Duration (d)	7.4
Average Effective Maturity (m)	17.3 yrs.
Jurisdiction (i)
North Carolina	76.5%
Puerto Rico	7.2%
Illinois	3.0%
Pennsylvania	1.7%
Guam	1.4%
Maryland	1.4%
New York	1.2%
Ohio	1.1%
California	1.0%
New Jersey	0.9%
Virginia	0.9%
Texas	0.8%
Georgia	0.6%
Massachusetts	0.5%
Tennessee	0.5%
Colorado	0.4%
Connecticut	0.4%
South Carolina	0.3%
Alabama	0.3%
Michigan	0.3%
Louisiana	0.2%
Florida	0.1%
Indiana	0.1%
Washington DC	0.1%
U.S. Treasury Securities (j)	(1.7)%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (1.7)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS Pennsylvania Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	18.0%
Water & Sewer Utility Revenue	12.3%
General Obligations - Schools	11.0%
Universities - Colleges	10.3%
State & Local Agencies	7.0%
Composition including fixed income credit quality (a)(i)
AAA	0.6%
AA	27.1%
A	41.3%
BBB	13.9%
BB	4.9%
CCC	0.2%
CC	0.1%
C	1.8%
D	1.5%
Not Rated	6.3%
Cash & Cash Equivalents	2.3%
Portfolio facts (i)
Average Duration (d)	7.3
Average Effective Maturity (m)	17.8 yrs.
Jurisdiction (i)
Pennsylvania	77.4%
Puerto Rico	6.5%
Illinois	2.4%
Tennessee	1.8%
California	1.8%
Colorado	1.0%
Maryland	1.0%
New Jersey	1.0%
Ohio	0.9%
Texas	0.8%
Michigan	0.7%
Guam	0.6%
New York	0.6%
Massachusetts	0.5%
Alabama	0.3%
Louisiana	0.2%
Indiana	0.1%
Virginia	0.1%
Nebraska (o)	0.0%
Florida (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS South Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	15.1%
Water & Sewer Utility Revenue	13.4%
State & Local Agencies	11.2%
General Obligations - Schools	9.3%
Transportation - Special Tax	8.9%
Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	31.8%
A	41.3%
BBB	6.7%
BB	1.6%
CCC	0.1%
CC	0.1%
C	2.5%
D	1.4%
Not Rated	7.6%
Cash & Cash Equivalents	2.9%
Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	15.7 yrs.
Jurisdiction (i)
South Carolina	75.1%
Puerto Rico	6.9%
Illinois	2.8%
Pennsylvania	1.7%
Tennessee	1.7%
New Jersey	1.0%
Texas	0.9%
Ohio	0.9%
Maryland	0.8%
Guam	0.7%
Alabama	0.7%
Georgia	0.6%
California	0.6%
New York	0.6%
Virginia	0.4%
Colorado	0.4%
Connecticut	0.4%
Nebraska	0.3%
Michigan	0.2%
Louisiana	0.1%
Washington DC	0.1%
Florida	0.1%
New Hampshire	0.1%
Indiana (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
6

Portfolio Composition - continued
MFS Tennessee Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	16.3%
General Obligations - General Purpose	13.9%
Water & Sewer Utility Revenue	11.6%
Single Family Housing - State	8.1%
Universities - Colleges	7.7%
Composition including fixed income credit quality (a)(i)
AAA	5.7%
AA	34.6%
A	30.6%
BBB	18.0%
BB	1.3%
CC	0.2%
C	2.8%
D	1.7%
Not Rated	4.3%
Cash & Cash Equivalents	(0.1)%
Other	0.9%
Portfolio facts (i)
Average Duration (d)	7.0
Average Effective Maturity (m)	16.3 yrs.
Jurisdiction (i)
Tennessee	74.6%
Puerto Rico	8.4%
Guam	2.2%
South Carolina	2.1%
New York	1.6%
Illinois	1.6%
Maryland	1.5%
Pennsylvania	1.5%
New Jersey	1.3%
Alabama	0.8%
Ohio	0.8%
Iowa	0.6%
Virginia	0.6%
Colorado	0.5%
Connecticut	0.4%
Texas	0.4%
U.S. Virgin Islands	0.3%
Washington DC	0.3%
Florida	0.2%
Michigan	0.2%
Nebraska	0.1%
Mississippi	0.1%
U.S. Treasury Securities (j)	(0.9)%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (0.9)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
7

Portfolio Composition - continued
MFS Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	14.8%
State & Local Agencies	12.6%
Universities - Colleges	12.5%
Water & Sewer Utility Revenue	11.4%
Transportation - Special Tax	8.8%
Composition including fixed income credit quality (a)(i)
AAA	15.2%
AA	43.5%
A	14.6%
BBB	11.5%
BB	1.5%
B	0.3%
CCC	0.2%
CC	0.3%
C	2.3%
D	1.5%
Not Rated	7.0%
Cash & Cash Equivalents	2.0%
Other	0.1%
Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	16.2 yrs.
Jurisdiction (i)
Virginia	73.7%
Puerto Rico	7.5%
Washington DC	6.2%
Tennessee	1.7%
Illinois	1.6%
Pennsylvania	1.5%
New York	1.2%
Ohio	1.0%
Colorado	0.9%
Maryland	0.9%
Texas	0.9%
Guam	0.7%
California	0.4%
Alabama	0.3%
New Jersey	0.3%
Louisiana	0.2%
Iowa	0.1%
Michigan	0.1%
National Issue	0.1%
Indiana	0.1%
U.S. Treasury Securities (j)	(1.5)%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (1.5)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
8

Portfolio Composition - continued
MFS West Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	17.2%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	13.0%
General Obligations - General Purpose	9.6%
State & Local Agencies	9.0%
Composition including fixed income credit quality (a)(i)
AAA	2.8%
AA	30.6%
A	39.7%
BBB	9.5%
BB	1.4%
CC	1.2%
C	3.2%
D	1.6%
Not Rated	10.3%
Cash & Cash Equivalents	1.9%
Other	(2.2)%
Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	16.0 yrs.
Jurisdiction (i)
West Virginia	71.6%
Puerto Rico	8.9%
U.S. Treasury Securities (j)	2.2%
New York	2.0%
Guam	1.9%
Illinois	1.9%
New Jersey	1.5%
California	1.1%
Tennessee	1.1%
U.S. Virgin Islands	1.0%
Maryland	1.0%
Alabama	0.8%
Texas	0.8%
Ohio	0.8%
South Carolina	0.8%
North Carolina	0.8%
Massachusetts	0.6%
Virginia	0.6%
Michigan	0.4%
Pennsylvania	0.2%
Indiana	0.1%
Mississippi	0.1%
New Hampshire	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of 2.2%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.
9

Expense Tables
Fund expenses borne by the shareholders during the period, April 1, 2020 through September 30, 2020
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2020 through September 30, 2020.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS MISSISSIPPI MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.81%	$1,000.00	$1,033.53	$4.13
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
B	Actual	1.46%	$1,000.00	$1,031.28	$7.43
	Hypothetical (h)	1.46%	$1,000.00	$1,017.75	$7.38
I	Actual	0.71%	$1,000.00	$1,035.14	$3.62
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
R6	Actual	0.64%	$1,000.00	$1,035.46	$3.27
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
10

Expense Tables - continued
MFS NEW YORK MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.85%	$1,000.00	$1,029.03	$4.32
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
B	Actual	1.61%	$1,000.00	$1,026.15	$8.18
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
C	Actual	1.60%	$1,000.00	$1,026.12	$8.13
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
I	Actual	0.61%	$1,000.00	$1,031.31	$3.11
	Hypothetical (h)	0.61%	$1,000.00	$1,022.01	$3.09
R6	Actual	0.54%	$1,000.00	$1,031.64	$2.75
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74
MFS NORTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.83%	$1,000.00	$1,040.49	$4.25
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.58%	$1,000.00	$1,036.71	$8.07
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
C	Actual	1.58%	$1,000.00	$1,036.59	$8.07
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$1,041.02	$2.97
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R6	Actual	0.51%	$1,000.00	$1,041.39	$2.61
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the MFS New York Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.83%, $4.22, and $4.20 for Class A, 1.58%, $8.03, and $7.99 for Class B, 1.58%, $8.03, and $7.99 for Class C, 0.58%, $2.95, and $2.94 for Class I, and 0.51%, $2.60, and $2.59 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
For the MFS North Carolina Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.
11

Expense Tables - continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.76%	$1,000.00	$1,035.93	$3.88
	Hypothetical (h)	0.76%	$1,000.00	$1,021.26	$3.85
B	Actual	1.51%	$1,000.00	$1,032.02	$7.69
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
I	Actual	0.67%	$1,000.00	$1,035.44	$3.42
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40
R6	Actual	0.60%	$1,000.00	$1,036.82	$3.06
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.84%	$1,000.00	$1,033.47	$4.28
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$1,030.62	$8.09
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$1,035.71	$3.01
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.53%	$1,000.00	$1,036.01	$2.71
	Hypothetical (h)	0.53%	$1,000.00	$1,022.41	$2.69
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
12

Expense Tables - continued
MFS TENNESSEE MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.86%	$1,000.00	$1,037.86	$4.39
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36
B	Actual	1.61%	$1,000.00	$1,033.99	$8.21
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
I	Actual	0.61%	$1,000.00	$1,038.74	$3.12
	Hypothetical (h)	0.61%	$1,000.00	$1,022.01	$3.09
R6	Actual	0.53%	$1,000.00	$1,039.15	$2.71
	Hypothetical (h)	0.53%	$1,000.00	$1,022.41	$2.69
MFS VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.82%	$1,000.00	$1,040.88	$4.20
	Hypothetical (h)	0.82%	$1,000.00	$1,020.96	$4.15
B	Actual	1.58%	$1,000.00	$1,037.01	$8.07
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
C	Actual	1.58%	$1,000.00	$1,037.00	$8.07
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$1,041.94	$2.97
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R6	Actual	0.50%	$1,000.00	$1,042.30	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.56	$2.54
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the MFS Virginia Municipal Bond Fund, expense ratios include 0.02% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
13

Expense Tables - continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.86%	$1,000.00	$1,031.72	$4.38
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36
B	Actual	1.62%	$1,000.00	$1,027.85	$8.24
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
I	Actual	0.62%	$1,000.00	$1,032.32	$3.16
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
R6	Actual	0.54%	$1,000.00	$1,033.81	$2.75
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the MFS West Virginia Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.
14

Portfolio of Investments
9/30/20 (unaudited)
MFS Mississippi Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Airport Revenue – 1.6%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$ 122,911
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	78,165
Metropolitan Nashville, TN, Airport Authority Rev., “B”, 5%, 7/01/2038	845,000	1,033,874
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	50,641
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	261,305
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	39,104
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	66,630
		$ 1,652,630
General Obligations - General Purpose – 19.3%
Biloxi, MS, Development Bank Special Obligation, 4%, 3/01/2037	$500,000	$ 587,485
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	220,000	211,400
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031 (Prerefunded 10/01/2021)	625,000	658,825
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	47,148
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	30,000	31,181
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	65,000	68,466
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	50,000	54,682
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	20,857
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	140,608
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,025,000	650,875
Hattiesburg, MS, Development Bank Special Obligation, 5.25%, 2/01/2049	750,000	936,495
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,368,260
Issuer	Shares/Par	Value ($)

General Obligations - General Purpose – continued
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation Project), 4%, 2/01/2045	$500,000	$ 582,245
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	621,365
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	566,155
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,233,760
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,227,860
Mississippi Development Bank Special Obligation (Vicksburg, Mississippi Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,187,070
Mississippi General Obligation, “B”, 3%, 10/01/2035	875,000	959,000
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	150,000	159,241
State of Illinois, 5.5%, 5/01/2039	150,000	164,253
State of Illinois, “A”, 4%, 12/01/2033	35,000	34,354
State of Mississippi, “A”, 5%, 10/01/2033	1,000,000	1,255,620
State of Mississippi, “A”, 5%, 11/01/2036	1,000,000	1,227,520
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,238,600
State of Mississippi, “B”, 4%, 10/01/2036	1,000,000	1,214,830
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	1,198,220
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,202,100
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030 (Prerefunded 10/01/2021)	1,000,000	1,048,210
		$ 19,896,685
General Obligations - Schools – 12.3%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$ 24,006
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,246,252
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,190,630
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	583,895
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	500,000	581,700
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	557,085

15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	$500,000	$ 555,520
Mississippi Development Bank Special Obligation (Hinds County School District), 5%, 3/01/2043	450,000	530,167
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,257,560
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,500,000	1,825,995
Mississippi Development Bank Special Obligation, (Mississippi Gulf Coast Community College District Facilities Construction and Refinancing Project), 5%, 12/01/2026	515,000	646,696
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2025	470,000	549,496
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2030	1,245,000	1,594,098
Rankin County, MS, Development Bank Special Obligation (School District General Obligation Project), 4%, 6/01/2043	750,000	839,055
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	758,360
		$ 12,740,515
Healthcare Revenue - Hospitals – 9.5%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	$5,000	$ 5,520
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	11,961
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,939
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	50,000	55,201
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	566,300
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	465,000	572,717
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	535,000	600,029
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	460,000	547,129
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	$20,000	$ 20,076
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Forrest County General Hospital Refunding Project), “A”, 5%, 1/01/2028	575,000	720,964
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,069,710
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	578,815
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	1,138,780
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2020	1,300,000	1,300,000
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,871,595
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	710,898
		$ 9,775,634
Industrial Revenue - Other – 0.5%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$200,000	$ 200,222
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	290,000	319,864
		$ 520,086
Industrial Revenue - Paper – 1.8%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$ 815,190
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	1,000,000	1,029,370
		$ 1,844,560
Miscellaneous Revenue - Other – 1.3%
Mississippi Development Bank Special Obligation (Itwamba Community College Capital Improvement Project), 5%, 10/01/2029 (w)	$280,000	$ 365,613

16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Mississippi Development Bank Special Obligation (Itwamba Community College Capital Improvement Project), 5%, 10/01/2030 (w)	$720,000	$ 955,526
		$ 1,321,139
Multi-Family Housing Revenue – 1.0%
Mississippi Home Corp., Multi-Family Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/2048	$1,000,000	$ 1,040,780
Sales & Excise Tax Revenue – 6.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$450,000	$ 450,878
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	303,410
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	298,963
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	46,970
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	95,814
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	80,000	97,526
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	15,000	18,552
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	35,000	43,740
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	42,145
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	45,000	54,250
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	35,000	38,128
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	30,000	32,574
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	1,025,257
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2030	1,000,000	1,300,700
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	20,675
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	929,000	982,037
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	203,000	206,892
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	72,361
Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	$1,000	$ 1,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	33,000	34,414
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	1,847
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	32,257
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,508
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	252,573
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	220,866
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,891,000	533,848
		$ 6,213,211
Single Family Housing - State – 5.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$420,000	$ 454,507
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	435,000	470,339
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	455,000	511,416
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 3.75%, 12/01/2035	750,000	843,195
Mississippi Home Corp., Single Family Mortgage Rev., “A”, FNMA, 3.875%, 12/01/2043	750,000	821,153
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	1,056,590
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	470,000	511,562
Tennessee Housing Development Agency Residential Finance Program, “1”, 4.25%, 1/01/2050	445,000	497,399
		$ 5,166,161
State & Local Agencies – 8.3%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$25,000	$ 31,372

17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	$25,000	$ 31,190
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	10,000	12,429
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	115,000	153,548
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	225,000	267,874
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/2027	640,000	642,087
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2023	345,000	356,537
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2024	360,000	371,898
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2025	380,000	392,213
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029	500,000	554,025
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030	500,000	554,025
Mississippi Development Bank Special Obligation (Jackson County), AGM, 5%, 7/01/2022 (Prerefunded 7/01/2021)	500,000	518,180
Mississippi Development Bank Special Obligation (Laurel Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	769,111
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	511,255
Mississippi Development Bank Special Obligation (Singing River Health System), AGM, 5.375%, 7/01/2036 (Prerefunded 7/01/2021)	500,000	519,580
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,868,415
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	210,000	237,938
Issuer	Shares/Par	Value ($)

State & Local Agencies – continued
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	$355,000	$ 395,399
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	100,000	116,788
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	309,912
		$ 8,613,776
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$ 44,224
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	110,000	104,819
		$ 149,043
Tax - Other – 4.0%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$ 449,235
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	785,000	849,770
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	510,000	510,194
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	1,099,040
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,040,000	1,202,105
		$ 4,110,344
Tobacco – 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$ 89,667
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	115,000	125,693
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	560,000	595,711
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	1,285,000	180,979
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	420,000	436,355
		$ 1,428,405

18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 0.7%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$ 125,760
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	96,449
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	160,000	170,929
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	324,530
		$ 717,668
Transportation - Special Tax – 2.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$10,000	$ 10,074
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	910,000	949,130
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	255,000	261,334
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	555,000	605,860
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	350,000	354,620
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	255,000	263,543
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	193,951
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	55,000	57,821
		$ 2,696,333
Universities - Colleges – 12.0%
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	$920,000	$ 1,221,530
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AAC, 5.5%, 12/01/2023	615,000	667,595
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	675,174
Issuer	Shares/Par	Value ($)

Universities - Colleges – continued
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	$1,000,000	$ 1,142,770
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036 (Prerefunded 8/01/2021)	1,585,000	1,648,923
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	5,000	4,991
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	1,110,830
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,478,362
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	1,480,000	1,766,928
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	872,380
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,803,350
		$ 12,392,833
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$220,000	$ 225,500
Utilities - Municipal Owned – 2.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$ 352,381
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	83,043
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	93,494
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	569,890
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	170,400
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	24,850
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	14,200

19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	$10,000	$ 7,100
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	63,900
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	63,900
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	106,500
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,012
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	80,036
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	35,437
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,003
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	3,550
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	85,200
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	500,000	526,930
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	60,028
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	55,000	56,653
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	105,000	108,198
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	120,000	123,683
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,281
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,112
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	10,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	42,450
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	46,069
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	42,600
		$ 2,891,650
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$185,000	$ 192,915
Issuer	Shares/Par	Value ($)

Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$95,000	$ 103,450
		$ 296,365
Water & Sewer Utility Revenue – 7.6%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$ 34,370
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	162,999
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	33,589
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	33,092
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	144,741
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,274,520
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	28,678
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	34,200
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	17,100
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	39,748
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	875,205
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,268,117
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,717,605
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	1,000,000	1,189,610
		$ 7,853,574
Total Municipal Bonds (Identified Cost, $95,521,977)		$101,546,892

20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $95,555)	$300,000	$ 88,546
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $1,821,637)	1,821,637	$ 1,821,637
Other Assets, Less Liabilities – (0.2)%		(194,826)
Net Assets – 100.0%		$103,262,249
Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	5	$881,406	December – 2020	$1,156
At September 30, 2020, the fund had cash collateral of $23,500 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.
See Portfolio Footnotes and Notes to Financial Statements
21

Portfolio of Investments
9/30/20 (unaudited)
MFS New York Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.9%
Airport Revenue – 2.9%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$ 1,787,820
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	450,000	456,088
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	105,000	106,183
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	261,854
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	177,174
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	731,360
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	561,305
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2035	1,000,000	1,220,420
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	1,000,000	1,207,170
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,170,057
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	101,282
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	17,042
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	89,381
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	144,365
		$ 8,031,501
General Obligations - General Purpose – 8.7%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$615,000	$ 590,960
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	45,000	46,164
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	2,935,000	1,863,725
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	165,000	165,719
Issuer	Shares/Par	Value ($)

General Obligations - General Purpose – continued
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	$1,820,000	$ 2,010,827
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2035	2,175,000	2,705,874
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2037	3,000,000	3,703,650
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,573,630
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,434,700
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,021
New York, NY, General Obligation, “F-1”, 5%, 4/01/2043	3,000,000	3,564,450
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	665,836
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	122,085
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	270,000	270,238
State of Illinois, 5%, 6/01/2021	1,705,000	1,736,696
State of Illinois, 5.5%, 5/01/2039	215,000	235,429
State of Illinois, 5.75%, 5/01/2045	200,000	219,602
State of Illinois, “A”, 4%, 12/01/2033	100,000	98,154
		$ 24,012,760
Healthcare Revenue - Hospitals – 10.3%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2050	$2,000,000	$ 2,238,780
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	450,000	523,989
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	347,673
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	677,810
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,375,000	1,474,261
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044	1,000,000	1,175,820
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health Issue), “B”, 4%, 7/01/2044	1,100,000	1,198,483
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health Issue), “B”, 4%, 7/01/2049	750,000	811,260
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,283,000

22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	$215,000	$ 221,278
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	252,379
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,250,000	1,539,563
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	1,240,000	1,474,868
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	40,000	40,152
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,288,020
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,115,850
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	188,114
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2043	1,000,000	1,145,200
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2045	1,500,000	1,621,185
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035	800,000	923,784
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,003,770
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2037	1,000,000	1,170,560
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2038	1,000,000	1,166,690
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,426,508
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	145,000	150,137
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	878,880
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	874,037
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – continued
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	$130,000	$ 130,529
		$ 28,342,580
Healthcare Revenue - Long Term Care – 1.6%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$ 1,092,210
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	793,987
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc. Project), 6%, 12/01/2040	1,000,000	1,009,280
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	949,395
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	95,000	95,510
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	180,000	180,985
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	5,000	5,017
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	355,000	339,739
		$ 4,466,123
Industrial Revenue - Airlines – 2.4%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$ 996,950
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,000,000	1,036,560
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,000,000	1,066,490
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	2,000,000	2,120,160

23

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	$1,500,000	$ 1,505,430
		$ 6,725,590
Industrial Revenue - Environmental Services – 0.4%
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	$1,000,000	$ 1,007,420
Industrial Revenue - Other – 1.0%
Onandaga County, NY, Industrial Development Agency Sewer Facilities Rev. (Bristol-Meyers Squibb Co. Project), 5.75%, 3/01/2024	$1,000,000	$ 1,161,930
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	200,000	197,906
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	460,000	460,511
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	365,000	392,404
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	495,000	545,975
		$ 2,758,726
Industrial Revenue - Paper – 0.4%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,085,000	$ 1,152,411
Miscellaneous Revenue - Other – 5.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$205,000	$ 219,122
New York City Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	319,437
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,940,000	1,988,772
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	1,500,000	1,552,185
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2044	1,000,000	1,042,670
Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other – continued
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	$1,665,000	$ 1,752,246
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,144,090
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2033	3,000,000	3,489,720
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2038	250,000	301,808
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2039	250,000	300,895
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	629,782
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	818,650
		$ 15,559,377
Multi-Family Housing Revenue – 3.1%
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	$1,450,000	$ 1,575,454
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	1,108,857
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	784,485
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	2,000,000	2,171,220
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,810,000	2,999,872
		$ 8,639,888
Port Revenue – 3.8%
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	$2,000,000	$ 2,390,640
Port Authority of NY & NJ (211th Series), 4%, 9/01/2043	2,000,000	2,235,740
Port Authority of NY & NJ (220th Series), 5%, 11/01/2044	3,000,000	3,628,260
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	2,000,000	2,214,100
		$ 10,468,740

24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 4.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$ 1,001,950
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	750,000	830,452
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	110,000	129,169
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	235,000	281,455
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	210,000	256,005
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	45,000	55,655
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	105,000	131,218
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	95,000	114,393
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	130,000	156,721
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	59,916
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	40,000	43,432
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	60,000	65,709
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, AGM, 4%, 6/15/2050	1,580,000	1,703,682
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	63,000	65,128
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,186,000	2,310,799
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	567,000	577,869
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	210,000	214,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,104
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	90,000	93,856
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	8,000	7,387
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	103,000	87,435
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	17,000	13,378
Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	$942,000	$ 687,641
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	904,000	605,038
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,509,000	1,555,246
		$ 11,051,664
Secondary Schools – 1.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$ 1,087,410
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	770,895
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	747,157
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	507,794
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	563,305
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	725,019
		$ 4,401,580
Single Family Housing - State – 3.7%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$1,225,000	$ 1,376,888
New York Mortgage Agency Rev., “212”, AMT, 3.7%, 10/01/2033	2,000,000	2,162,720
New York Mortgage Agency Rev., “217”, 3.625%, 4/01/2039	1,280,000	1,410,701
New York, NY, Mortgage Agency Homeowner Mortgage Rev., 4%, 10/01/2037	2,735,000	2,953,307
Tennessee Housing Development Agency Residential Finance Program, “1”, 4.25%, 1/01/2050	1,200,000	1,341,300
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	770,000	873,003
		$ 10,117,919

25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 7.5%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	$1,430,000	$ 1,293,764
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	35,085
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	615,000	696,820
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	1,020,000	1,136,076
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	265,000	309,488
New York City, NY, Educational Construction Fund Rev., “A”, 5.75%, 4/01/2033	1,860,000	1,910,518
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 10/01/2020	2,000,000	2,000,000
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2037	1,000,000	1,201,950
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/2040	830,000	876,272
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	2,000,000	2,486,020
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 7/15/2040	2,000,000	2,065,340
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	3,000,000	3,651,840
New York, NY, Urban Development Corp. State Personal Income Tax Rev. (General Purpose), “A”, 5%, 3/15/2042	2,500,000	3,144,075
		$ 20,807,248
Tax - Other – 9.0%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	$2,000,000	$ 613,860
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	190,000	211,831
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	100,000	111,159
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	300,000	327,408
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2042	2,000,000	2,321,680
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	1,860,000	1,898,669
Issuer	Shares/Par	Value ($)

Tax - Other – continued
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	$1,140,000	$ 1,161,626
New York, NY, City Transitional Finance Authority Rev., “A-3”, 4%, 8/01/2043	3,000,000	3,357,570
New York, NY, City Transitional Finance Authority Rev., “B-1”, 5%, 8/01/2038	1,175,000	1,446,895
New York, NY, City Transitional Finance Authority Rev., “B-1”, 4%, 8/01/2042	2,000,000	2,242,040
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2/01/2027	3,000,000	3,046,830
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2035	2,300,000	2,812,624
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2043	2,500,000	2,995,825
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	350,000	350,133
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	425,000	457,593
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,215,000	1,326,841
		$ 24,682,584
Tobacco – 2.5%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$765,000	$ 841,026
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	180,000	230,571
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2038	115,000	134,479
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,515,000	1,611,611
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	3,650,000	514,066
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	355,000	368,824
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	55,000	55,209
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/2032	750,000	775,005
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,176,120
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,172,010
		$ 6,878,921

26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 3.1%
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2042	$1,000,000	$ 1,185,770
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2047	1,000,000	1,177,420
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,000,000	2,296,360
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	234,371
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	192,897
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/2028 (Prerefunded 1/01/2022)	1,000,000	1,060,670
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 4%, 11/15/2054	2,000,000	2,295,340
		$ 8,442,828
Transportation - Special Tax – 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2041	$195,000	$ 216,433
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	395,000	397,583
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	275,000	280,214
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	25,000	25,184
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,290,000	1,345,470
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	545,000	558,538
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,255,000	1,370,008
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	150,000	154,604
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	105,000	108,155
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	40,000	40,271
Issuer	Shares/Par	Value ($)

Transportation - Special Tax – continued
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “A-2”, AGM, 5%, 11/15/2044	$2,000,000	$ 2,325,040
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 4%, 11/15/2037	1,000,000	980,510
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	185,000	209,309
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	185,000	205,611
		$ 8,216,930
Universities - Colleges – 11.3%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$ 133,105
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	980,000	1,058,469
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,265,860
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,091,720
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,785,150
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,027,170
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,308,160
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	763,007
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	539,395
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,700,690
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2023 (Prerefunded 7/01/2021)	500,000	518,295
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2024 (Prerefunded 7/01/2021)	1,000,000	1,036,590
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2030	1,000,000	1,172,400
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2037	1,000,000	1,208,150

27

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	$2,000,000	$ 2,278,900
New York Dormitory Authority Rev. (Columbia University), “B”, 5%, 10/01/2038	1,000,000	1,261,610
New York Dormitory Authority Rev. (New York University), “A”, 4%, 7/01/2041	1,500,000	1,709,940
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 7/01/2039	2,000,000	2,502,280
Onondaga, NY, Civic Development Corp. Refunding Rev. (Le Moyne College Project), 4%, 7/01/2037	275,000	291,178
Onondaga, NY, Civic Development Corp. Refunding Rev. (Le Moyne College Project), 4%, 7/01/2038	255,000	269,056
Onondaga, NY, Civic Development Corp. Refunding Rev. (Le Moyne College Project), 4%, 7/01/2039	325,000	342,056
Onondaga, NY, Civic Development Corp. Refunding Rev. (Le Moyne College Project), 4%, 7/01/2040	300,000	314,751
Onondaga, NY, Civic Development Corp. Refunding Rev. (Le Moyne College Project), 5%, 1/01/2043	740,000	825,440
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	78,922
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	132,521
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,338,180
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), “A”, 5%, 7/01/2041	1,000,000	1,177,980
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), “E”, 5%, 9/01/2031	1,000,000	1,026,000
		$ 31,156,975
Universities - Dormitories – 2.0%
Amherst, NY, Development Corporation, Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo), “A”, AGM, 5%, 10/01/2045	$1,000,000	$ 1,154,720
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College Foundation Housing Corp. Project), “A”, 5.375%, 10/01/2041	2,000,000	2,052,220
Issuer	Shares/Par	Value ($)

Universities - Dormitories – continued
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	$1,000,000	$ 1,095,460
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,326,412
		$ 5,628,812
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$645,000	$ 661,125
Utilities - Municipal Owned – 1.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$155,000	$ 171,622
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	197,987
Long Island, NY, Power Authority, Electric System General Rev., 5%, 9/01/2035	1,000,000	1,236,240
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	675,000	479,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	100,000	71,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	50,000	35,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	25,000	17,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	177,500
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	265,000	188,150
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	25,000	17,750
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	430,000	305,300
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	140,000	99,225
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	885,000	889,292
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	115,000	81,650
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	110,000	78,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	345,000	244,950
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	140,000	144,207
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	310,000	319,514
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	30,000	30,844

28

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	$20,000	$ 14,225
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	50,000	35,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	170,000	120,275
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	127,575
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	55,000	39,050
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	170,000	120,700
		$ 5,257,356
Utilities - Other – 0.7%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$ 1,716,720
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	115,000	123,098
		$ 1,839,818
Water & Sewer Utility Revenue – 6.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGM, 5.125%, 7/01/2047	$190,000	$ 192,423
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	215,000	250,632
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	313,862
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	865,597
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	416,132
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	116,694
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue – continued
New York Environmental Facilities Corp., Clean Water & Drinking Water Rev. (New York City Municipal Water Finance Authority Project), “B”, 5%, 6/15/2043	$3,500,000	$ 4,372,585
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 4%, 6/15/2041	3,000,000	3,475,560
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “BB”, 5%, 6/15/2046	1,000,000	1,204,860
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2034	2,000,000	2,241,940
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2037	3,000,000	3,769,200
		$ 17,219,485
Total Municipal Bonds (Identified Cost, $254,680,518)		$267,528,361
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $318,350)	$1,000,000	$ 295,154
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $1,389,556)	1,389,556	$ 1,389,556
Other Assets, Less Liabilities – 2.5%		6,768,768
Net Assets – 100.0%		$275,981,839
See Portfolio Footnotes and Notes to Financial Statements

29

Portfolio of Investments
9/30/20 (unaudited)
MFS North Carolina Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.6%
Airport Revenue – 6.2%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	$1,250,000	$ 1,254,062
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	1,245,000	1,419,288
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,081,300
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2038	3,245,000	4,060,241
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,247,480
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,155,000	1,307,541
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,175,590
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,333,820
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	3,011,325
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	860,000	871,636
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	195,000	197,198
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	470,268
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	317,871
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,370,760
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,363,940
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,461,627
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,266,040
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,260,250
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,640,566
Issuer	Shares/Par	Value ($)

Airport Revenue – continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	$175,000	$ 196,936
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	221,541
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	167,589
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	266,520
		$ 31,963,389
General Obligations - General Purpose – 6.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,030,000	$ 989,737
Charlotte, NC, General Obligation, “A”, 5%, 6/01/2026	8,000,000	10,071,120
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	315,000	331,799
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	257,003
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	85,000	88,642
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	692,624
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	5,015,000	3,184,525
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	915,000	953,942
Durham County, NC, 4%, 6/01/2037	450,000	544,518
Durham County, NC, 4%, 6/01/2039	650,000	778,622
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	607,260
Gaston County, NC, Rev., 5%, 4/01/2033	675,000	874,814
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	784,887
Granville County, NC, 5%, 10/01/2034	675,000	857,142
Granville County, NC, 5%, 10/01/2035	690,000	872,691
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	1,102,080
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	584,905
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	993,544
North Carolina Public Improvement General Obligation (Connect NC), “B”, 5%, 6/01/2030	1,625,000	2,193,409
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	625,000	663,506
Randolph County, NC, 4%, 10/01/2037	1,045,000	1,241,826

30

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Randolph County, NC, 4%, 10/01/2038	$500,000	$ 592,215
Randolph County, NC, 4%, 10/01/2039	500,000	590,375
State of Illinois, 5%, 6/01/2021	2,935,000	2,989,562
State of Illinois, 5.5%, 5/01/2039	375,000	410,633
State of Illinois, 5.75%, 5/01/2045	350,000	384,304
State of Illinois, “A”, 4%, 12/01/2033	180,000	176,677
		$ 33,812,362
General Obligations - Schools – 0.7%
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	$3,000,000	$ 3,515,130
Healthcare Revenue - Hospitals – 12.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$720,000	$ 794,563
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,739,950
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,456,600
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	25,000	27,601
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	40,000	47,845
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	20,000	23,754
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	255,000	281,528
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	360,000	370,512
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	525,000	540,813
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	2,170,000	2,581,020
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	85,000	85,323
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036	1,500,000	1,799,505
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047	2,425,000	2,844,889
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	354,096
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Appalachian Regional Healthcare System, Inc.), “A”, 6.375%, 7/01/2026 (Prerefunded 7/01/2021)	$2,000,000	$ 2,091,380
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Appalachian Regional Healthcare System, Inc.), “A”, 6.5%, 7/01/2031 (Prerefunded 7/01/2021)	1,000,000	1,046,390
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/2035 (Prerefunded 1/01/2021)	800,000	810,968
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,420,000	2,614,132
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/2040	3,000,000	3,008,130
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	763,518
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	322,598
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	3,000,000	3,349,950
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031	2,800,000	3,282,356
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,491,880
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,857,275
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,234,340
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,646,044
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038	1,825,000	1,931,927
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,712,359
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,193,322
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,714,837

31

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2037	$405,000	$ 470,906
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2038	1,040,000	1,201,044
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,487,480
		$ 62,178,835
Healthcare Revenue - Long Term Care – 5.7%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$ 3,105,740
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,577,535
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,126,970
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	891,744
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (The Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050 (w)	2,000,000	2,309,160
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	1,001,180
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	999,920
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,928,880
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040 (w)	2,000,000	2,100,840
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,280,260
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,613,640
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,595,340
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	2,117,500
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	$800,000	$ 841,408
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,268,926
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,519,065
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,656,382
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,077,710
		$ 29,012,200
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$ 1,143,700
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$ 593,718
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	840,000	840,932
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	615,000	661,174
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	830,000	915,474
		$ 3,011,298
Miscellaneous Revenue - Other – 1.0%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$ 1,191,630
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	448,934
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,309,798
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	85,000	85,392
		$ 5,035,754

32

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 0.0%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$195,000	$ 196,591
Sales & Excise Tax Revenue – 4.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$1,675,000	$ 1,678,936
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,172,501
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,433,915
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	185,000	217,238
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	400,000	479,072
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	375,000	457,151
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	75,000	92,758
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	175,000	218,698
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	165,000	198,683
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	220,000	265,221
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	100,000	108,938
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	65,000	70,578
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	105,000	114,991
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, AGM, 4%, 6/15/2050	2,725,000	2,938,313
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	108,546
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,700,000	4,968,323
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	957,000	975,346
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	354,671
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	9,233
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	160,599
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	16,000	14,773
Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$174,000	$ 147,705
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	24,395
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,156,288
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	1,013,974
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	2,810,114
		$ 21,190,960
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	$430,000	$ 443,984
Single Family Housing - Local – 0.6%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$2,515,000	$ 2,825,527
Single Family Housing - State – 4.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C1”, 4%, 11/15/2047	$1,780,000	$ 1,923,717
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	2,175,000	2,444,678
North Carolina Housing Finance Agency Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051 (w)	3,000,000	3,291,510
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,990,000	2,138,235
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	3,500,000	3,628,800
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	5,000,000	5,684,450
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	2,320,000	2,525,158
		$ 21,636,548
State & Local Agencies – 13.9%
Asheville, NC, Limited Obligation, 5%, 4/01/2028 (Prerefunded 4/01/2022)	$400,000	$ 428,940
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	1,700,000	2,012,426
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,728,275

33

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2027	$125,000	$ 160,416
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2028	200,000	262,836
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2029	275,000	369,485
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2030	250,000	342,975
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,160,940
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2037	1,320,000	1,561,811
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,856,925
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,287,600
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,564,760
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2038	2,015,000	2,367,544
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	1,250,000	1,458,738
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	5,287,320
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	3,262,380
Charlotte, NC, Transit Projects, COP, 5%, 6/01/2033	3,000,000	3,010,530
Charlotte, NC, Transit Projects/Phase II, COP, “B”, 5%, 6/01/2026	1,250,000	1,508,600
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	2,057,877
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	115,000	144,310
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	100,000	124,760
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	45,000	55,931
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,089,926
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,385,640
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,473,058
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,623,476
Durham, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,494,523
Durham, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,498,060
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2026	750,000	951,098
Issuer	Shares/Par	Value ($)

State & Local Agencies – continued
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2027	$910,000	$ 1,180,352
Harnett County, NC, Limited Obligation Refunding, 4%, 12/01/2028	250,000	310,895
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 5%, 4/01/2033	550,000	727,931
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2034	500,000	607,760
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2036	800,000	964,144
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2037	500,000	600,090
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	520,000	694,304
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,010,000	1,202,456
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	1,030,000	1,167,031
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	1,710,000	1,904,598
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	465,000	543,064
North Carolina Limited Obligation (Build, Inc.), “A”, 5%, 5/01/2029	1,625,000	2,188,891
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	3,003,224
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,844,115
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024 (Prerefunded 10/01/2021)	750,000	786,158
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	3,035,064
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	261,729
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,242,040
Wake County, NC, Limited Obligation, “A”, 5%, 8/01/2027	920,000	1,191,510
		$ 70,986,516
Student Loan Revenue – 1.0%
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	$550,000	$ 642,400

34

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – continued
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2028	$1,000,000	$ 1,171,800
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2029	700,000	832,923
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 3.125%, 6/01/2039	2,750,000	2,689,390
		$ 5,336,513
Tax - Other – 0.7%
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	$290,000	$ 358,974
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	2,415,000	2,415,918
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	760,000	818,284
		$ 3,593,176
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$ 1,002,810
Tobacco – 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$1,295,000	$ 1,423,697
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	325,000	416,309
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	2,615,000	2,781,759
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	6,270,000	883,067
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,975,000	2,051,906
		$ 7,556,738
Toll Roads – 4.6%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$ 2,237,260
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,386,380
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	500,000	605,005
Issuer	Shares/Par	Value ($)

Toll Roads – continued
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	$3,000,000	$ 3,706,440
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,456,979
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,353,757
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	3,065,348
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	4,000,000	4,912,440
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	497,322
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	397,142
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	635,645
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,214,369
		$ 23,468,087
Transportation - Special Tax – 3.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$2,185,000	$ 2,443,289
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	443,247
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	65,479
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	3,660,000	3,817,380
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	970,000	994,095
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,640,000	1,745,944
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	1,650,000	1,671,780
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	1,210,000	1,250,535

35

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	$260,000	$ 294,164
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	260,000	288,967
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,090,660
		$ 16,105,540
Universities - Colleges – 20.9%
Appalachian State University Rev., 4%, 10/01/2048	$1,415,000	$ 1,613,496
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	3,000,000	3,512,490
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	2,195,000	2,396,150
Elizabeth City State University Rev., AGM, 5%, 4/01/2040	3,155,000	3,749,371
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,499,473
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,712,664
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	6,060,708
North Carolina Capital Facilities Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,586,745
North Carolina Capital Facilities Finance Agency Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	3,370,740
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,013,590
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,417,210
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,865,009
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2029	5,000,000	5,708,750
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2033	500,000	669,920
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2034	1,000,000	1,334,960
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035	1,180,000	1,566,722
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	460,265
Issuer	Shares/Par	Value ($)

Universities - Colleges – continued
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), “A”, 4%, 6/01/2044	$2,915,000	$ 3,109,780
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	167,708
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	269,951
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	106,569
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	126,000
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	798,798
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	5,400,400
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	1,450,000	1,638,935
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	1,899,105
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,414,073
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	7,173,397
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	305,000	356,582
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	1,500,000	1,731,225
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	2,014,075
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026 (Prerefunded 4/01/2021)	3,000,000	3,073,050
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,158,910
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,155,300
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,228,700
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	1,147,750
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	3,197,363

36

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	$3,045,000	$ 3,512,834
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	552,415
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	440,612
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	549,440
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2039	1,000,000	1,173,500
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2044	1,405,000	1,624,658
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	195,000	200,503
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	4,480,552
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2032	2,420,000	3,175,887
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2033	500,000	650,885
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,675,999
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,039,700
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,842,723
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,651,773
		$ 107,277,415
Universities - Dormitories – 0.7%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$3,045,000	$ 3,580,037
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$1,100,000	$ 1,127,500
Utilities - Municipal Owned – 2.6%
Greenville, NC, Greenville Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$ 378,063
North Carolina Municipal Power Agency No. 1, Catawba Electric Refunding Rev., “A”, 5%, 1/01/2032	5,655,000	7,267,127
Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$1,125,000	$ 798,750
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	124,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	60,350
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	294,650
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	312,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	511,200
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	170,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	138,450
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	134,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	24,850
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	415,350
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	240,000	247,212
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	340,000	350,537
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	420,000	432,793
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	530,000	546,266
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	50,000	51,406
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	24,894
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	56,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	187,487
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	216,169
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	67,450
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	213,000
		$ 13,081,254
Utilities - Other – 0.5%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$1,290,000	$ 1,602,464
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	816,809

37

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	$255,000	$ 272,957
		$ 2,692,230
Water & Sewer Utility Revenue – 7.6%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036 (Prerefunded 8/01/2021)	$4,410,000	$ 4,584,063
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040	1,250,000	1,468,413
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2030	2,000,000	2,761,740
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2033	1,750,000	2,368,520
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,613,800
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	1,590,000	1,641,580
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,274,780
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	252,045
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	442,977
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	557,976
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,529,222
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,124,130
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	729,739
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2033	230,000	262,074
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	197,664
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2035	250,000	280,080
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2036	385,000	428,082
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2037	345,000	381,394
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2039	340,000	372,208
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2040	265,000	289,139
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2041	240,000	260,839
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	95,000	108,977
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	$115,000	$ 131,099
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	68,399
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	158,991
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,414,774
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	629,340
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,652,882
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,875,632
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029	3,145,000	3,505,920
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	824,824
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	587,370
		$ 38,778,673
Total Municipal Bonds (Identified Cost, $485,504,120)		$510,552,767
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $541,145)	$1,700,000	$ 501,762
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $657,151)	657,208	$ 657,208
Other Assets, Less Liabilities – 0.2%		958,098
Net Assets – 100.0%		$512,669,835

38

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	50	$8,814,063	December – 2020	$11,563
At September 30, 2020, the fund had cash collateral of $235,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.
See Portfolio Footnotes and Notes to Financial Statements
39

Portfolio of Investments
9/30/20 (unaudited)
MFS Pennsylvania Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.5%
Airport Revenue – 3.1%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$ 250,153
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	270,000	273,653
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	65,000	65,733
Metropolitan Nashville, TN, Airport Authority Rev., “B”, 5%, 7/01/2038	1,375,000	1,682,340
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/2040	2,000,000	2,012,700
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	883,567
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	61,894
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	73,847
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	50,277
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	88,840
		$ 5,443,004
General Obligations - General Purpose – 6.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$350,000	$ 336,319
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	1,082,090
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	220,000	233,418
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	65,000	69,503
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	70,000	75,274
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,650,000	1,047,750
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	315,000	328,406
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	100,000	100,436
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2031	1,205,000	1,407,862
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2034	955,000	1,095,948
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2035	500,000	572,055
Issuer	Shares/Par	Value ($)

General Obligations - General Purpose – continued
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	$595,000	$ 474,768
Philadelphia, PA, “B”, 5%, 2/01/2035	1,000,000	1,260,310
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, AGM, 5%, 7/01/2036	25,000	25,414
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	165,000	165,145
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,245,980
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,241,450
State of Illinois, 5.5%, 5/01/2039	125,000	136,878
State of Illinois, 5.75%, 5/01/2045	115,000	126,271
State of Illinois, “A”, 4%, 12/01/2033	60,000	58,892
		$ 11,084,169
General Obligations - Schools – 10.8%
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2036	$400,000	$ 478,704
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2037	600,000	714,912
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	1,000,000	1,121,400
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,191,790
Carlisle, PA, School District, 5%, 9/01/2026 (Prerefunded 3/01/2022)	1,000,000	1,068,330
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	941,321
Erie, PA, City School District General Obligation, “A”, AGM, 4%, 4/01/2033	1,150,000	1,344,798
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	860,495
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,801,920
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	593,391
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,654,815
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,089,080
Philadelphia School District, PA, General Obligation, “A”, 5%, 9/01/2044	1,500,000	1,825,725
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	1,500,000	1,778,385

40

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	$1,000,000	$ 1,224,040
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	1,100,100
		$ 18,789,206
Healthcare Revenue - Hospitals – 17.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2047	$580,000	$ 682,892
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	1,000,000	1,226,960
Berks County, PA, Industrial Development Authority Hospital Rev. (Tower Health Project), 4%, 11/01/2038	500,000	506,560
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,500,000	1,542,285
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	1,088,560
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	1,000,000	1,217,230
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	966,654
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041 (Prerefunded 11/15/2021)	500,000	533,925
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 4%, 9/01/2041	1,500,000	1,738,515
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	2,053,747
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	1,000,000	1,104,670
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	1,172,440
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	509,140
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	165,000	169,818
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	150,000	154,518
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	735,000	905,263
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – continued
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	$1,000,000	$ 1,190,480
Lehigh County, PA, Hospital Authority, General Purpose Refunding Rev. (Health Network), “A”, 4%, 7/01/2039	1,000,000	1,142,190
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	715,000	850,428
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	25,000	25,095
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	1,000,000	1,159,700
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,181,530
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	586,200
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,158,170
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,138,880
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Children's Hospital of Philadelphia), “C”, 5%, 7/01/2025	1,000,000	1,033,670
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	570,160
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	895,714
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	1,135,880
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	1,000,000	1,099,360
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/2033 (Prerefunded 11/15/2020)	500,000	502,870
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032	500,000	533,705
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/2030	1,000,000	1,002,610
		$ 30,779,819
Healthcare Revenue - Long Term Care – 3.9%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$ 512,675

41

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), “A”, 5%, 1/01/2039	$1,000,000	$ 1,093,850
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	833,363
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	521,395
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	551,265
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	299,206
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	287,175
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	520,635
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	515,915
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	511,350
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	404,576
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	487,310
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	55,000	55,295
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	105,000	105,574
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	5,000	5,017
		$ 6,704,601
Industrial Revenue - Environmental Services – 0.2%
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	$250,000	$ 275,602
Issuer	Shares/Par	Value ($)

Industrial Revenue - Other – 1.3%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$ 1,351,430
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	390,000	390,433
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	115,000	123,634
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	400,000	441,192
		$ 2,306,689
Miscellaneous Revenue - Other – 0.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$ 154,989
Pennsylvania Economic Development Financing Authority Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	854,310
		$ 1,009,299
Multi-Family Housing Revenue – 1.4%
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	$977,036	$ 1,091,535
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,250,000	1,415,975
		$ 2,507,510
Sales & Excise Tax Revenue – 3.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$580,000	$ 581,363
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	60,000	70,456
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	130,000	155,698
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	125,000	152,384
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	25,000	30,919
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	60,000	74,982
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	55,000	66,228
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	70,000	84,388

42

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	$55,000	$ 59,916
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	35,000	38,330
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, AGM, 4%, 6/15/2050	900,000	970,452
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	35,000	36,182
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,446,000	1,528,552
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	367,000	374,035
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	116,000	118,224
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	71,957
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,540
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	55,000	46,688
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	9,000	7,082
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	524,000	382,510
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	509,000	340,669
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,990,000	844,107
		$ 6,041,688
Secondary Schools – 3.0%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$ 546,825
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	546,410
Montgomery County, PA, Industrial Development Authority Rev. (Haverford School Project), 4%, 3/01/2049	1,000,000	1,100,130
Issuer	Shares/Par	Value ($)

Secondary Schools – continued
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	$500,000	$ 511,225
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	500,000	501,300
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	500,000	547,165
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	569,560
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	400,000	400,920
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	430,420
		$ 5,153,955
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$825,000	$ 926,863
Single Family Housing - State – 2.5%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$710,000	$ 798,033
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “2019-128A”, 3.65%, 10/01/2032	1,000,000	1,085,940
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4%, 4/01/2039	560,000	595,711
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,210,000	1,317,000
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	450,000	510,197
		$ 4,306,881
State & Local Agencies – 6.9%
California Municipal Finance Authority, Lease Rev. (Orange County Civic Center Infrastructure Improvement Program - Phase II), “A”, 5%, 6/01/2043	$1,000,000	$ 1,216,750
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	655,000	743,110
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/2036	1,500,000	1,620,330

43

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	$1,000,000	$ 1,242,920
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	745,000	674,024
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	340,000	385,234
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	570,000	634,866
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	155,000	181,021
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,505,536
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	303,065
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,208,830
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,176,260
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,069,000
		$ 11,960,946
Student Loan Revenue – 0.2%
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	$325,000	$ 392,610
Tax - Other – 1.7%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042	$300,000	$ 314,097
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	500,000	521,605
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	750,000	779,775
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	115,000	128,213
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	66,695
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	185,000	201,902
Issuer	Shares/Par	Value ($)

Tax - Other – continued
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	$155,000	$ 155,059
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	655,000	715,293
		$ 2,882,639
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$ 510,625
Tobacco – 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$110,000	$ 140,905
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	202,201
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	855,000	909,523
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	2,055,000	289,426
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	755,000	784,400
		$ 2,326,455
Toll Roads – 1.9%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$ 1,298,796
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,684,350
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	160,058
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	124,816
		$ 3,268,020
Transportation - Special Tax – 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2041	$110,000	$ 122,090
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	145,000	147,727

44

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$270,000	$ 275,119
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	765,000	797,895
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	240,000	245,962
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	755,000	824,188
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	75,000	80,229
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	90,000	92,762
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	55,000	56,653
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	20,000	20,136
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	545,000	552,194
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	408,232
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	215,000	252,724
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	85,000	96,169
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	85,000	94,470
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2021)	1,000,000	1,056,260
		$ 5,122,810
Universities - Colleges – 10.1%
Adams County, PA, General Obligation (Gettysburg College), 5%, 8/15/2033	$2,100,000	$ 2,682,435
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032	500,000	601,500
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 10/15/2040	500,000	501,040
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2039	1,200,000	1,328,640
Issuer	Shares/Par	Value ($)

Universities - Colleges – continued
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/2031	$565,000	$ 565,090
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/2040	1,000,000	1,001,420
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,143,990
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	1,077,520
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2027	600,000	754,212
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	2,156,822
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 4%, 3/01/2037	750,000	857,873
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	916,282
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	500,000	532,465
Pennsylvania Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,139,910
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	93,256
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	25,000	25,205
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), 5%, 11/01/2035 (Prerefunded 11/01/2020)	1,000,000	1,003,330
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,198,280
		$ 17,579,270
Universities - Dormitories – 1.6%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,025,000	$ 1,205,103

45

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	$1,000,000	$ 1,005,350
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	500,000	529,705
		$ 2,740,158
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$365,000	$ 374,125
Utilities - Municipal Owned – 1.4%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$95,000	$ 105,188
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	115,493
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	587,480
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	390,000	276,900
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	55,000	39,050
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	17,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	10,650
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	99,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	150,000	106,500
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	15,000	10,650
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	173,950
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	56,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	65,000	46,150
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	65,000	46,150
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	142,000
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	75,000	77,254
Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	$155,000	$ 159,757
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	15,000	15,422
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,112
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	30,000	21,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	67,212
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	74,419
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	21,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	67,450
		$ 2,352,337
Utilities - Other – 0.7%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$75,000	$ 101,255
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	443,024
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	235,000	255,903
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	255,000	258,741
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	75,000	80,282
		$ 1,139,205
Water & Sewer Utility Revenue – 12.2%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/2040	$1,000,000	$ 1,007,960
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	607,725
Allegheny County, PA, Sanitation Authority Sewer Rev., “A”, 5%, 6/01/2032 (w)	300,000	400,941
Allegheny County, PA, Sanitation Authority Sewer Rev., “A”, 4%, 6/01/2033 (w)	250,000	306,875
Allegheny County, PA, Sanitation Authority Sewer Rev., “B”, 5%, 6/01/2032 (w)	550,000	735,059
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033 (Prerefunded 12/01/2021)	1,000,000	1,056,260
Cambria County, PA, Greater Johnstown Water Authority Rev., AGM, 4%, 8/15/2041	2,000,000	2,276,860
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,177,640
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,188,220
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	531,495
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGM, 5%, 7/01/2028	45,000	45,869

46

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGM, 5.125%, 7/01/2047	$110,000	$ 111,403
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,237,110
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	1,120,071
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,710,915
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	120,000	123,731
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	247,267
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	1,000,000	1,156,460
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 4%, 1/01/2032	500,000	578,370
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,228,650
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,242,980
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue – continued
Pittsburgh, PA, Water and Sewer System Authority Subordinate Refunding Rev., “B”, AGM, 4%, 9/01/2034	$2,500,000	$ 2,961,050
		$ 21,052,911
Total Municipal Bonds (Identified Cost, $158,118,645)		$167,031,397
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $159,175)	$500,000	$ 147,577
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $5,115,889)	5,115,889	$ 5,115,889
Other Assets, Less Liabilities – 0.5%		812,652
Net Assets – 100.0%		$173,107,515
See Portfolio Footnotes and Notes to Financial Statements

47

Portfolio of Investments
9/30/20 (unaudited)
MFS South Carolina Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.8%
Airport Revenue – 4.0%
Charleston County, SC, Airport District Rev., 5%, 7/01/2037	$505,000	$ 621,493
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	750,000	920,092
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	550,409
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,512,237
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,800,150
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	2,000,000	2,071,820
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	235,134
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	161,541
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,257,627
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	101,282
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,361
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	83,795
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	133,260
		$ 10,460,201
General Obligations - General Purpose – 3.4%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$ 971,507
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	475,000	456,432
Charleston County, SC, School District General Obligation (Sales Tax Projects - Phase IV), “B”, SCSDE, 5%, 5/12/2021	3,000,000	3,088,290
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	105,000	110,013
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	70,000	72,754
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	344,822
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	95,000	101,581
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	105,000	112,911
Issuer	Shares/Par	Value ($)

General Obligations - General Purpose – continued
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2033	$405,000	$ 417,806
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	2,435,000	1,546,225
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	45,000	46,915
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	65,367
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	145,000	145,632
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	790,859
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	105,000	111,469
State of Illinois, 5.5%, 5/01/2039	190,000	208,054
State of Illinois, 5.75%, 5/01/2045	175,000	192,152
State of Illinois, “A”, 4%, 12/01/2033	90,000	88,338
		$ 8,871,127
General Obligations - Schools – 9.3%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$ 329,225
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,506,932
Aiken County, SC, Consolidated School District Special Obligation, “A”, SCSDE, 4%, 4/01/2036	2,000,000	2,407,000
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,541,208
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,066,040
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,507,768
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,150,016
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,088,560
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,132,840
Richland County, SC, School District No. 2, General Obligation Refunding, SCSDE, 5%, 3/01/2023	2,825,000	3,151,259
Spartanburg County, SC, School District No. 7, General Obligation, “B”, SCSDE, 5%, 3/01/2048	2,000,000	2,502,740
Spartanburg County, SC, School District No. 7, General Obligation, “D”, SCSDE, 5%, 3/01/2042	3,000,000	3,793,380
		$ 24,176,968

48

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 14.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$340,000	$ 375,210
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	15,000	16,560
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	20,000	23,923
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	11,877
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	120,000	132,484
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	31,481
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,012,150
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,500,000	1,694,445
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,049,567
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	159,526
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	180,000	185,422
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,115,000	1,373,290
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,147,400
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,140,740
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,164,410
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,161,160
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	521,500
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), “A”, 5%, 8/01/2059	110,000	159,587
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,485,740
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	$1,500,000	$ 1,726,860
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,354,137
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,303,840
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	561,040
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	2,210,400
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,141,240
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, AGM, 6.5%, 8/01/2039 (Prerefunded 8/01/2021)	2,000,000	2,103,820
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,376,480
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	32,130
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037	1,970,000	2,068,776
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,625,036
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2034	1,000,000	1,271,990
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	524,011
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2037	550,000	637,835
		$ 38,784,067
Healthcare Revenue - Long Term Care – 2.0%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$ 1,362,787
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	709,223

49

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	$250,000	$ 236,760
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	712,920
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	1,000,000	1,029,200
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	1,056,130
		$ 5,107,020
Industrial Revenue - Other – 0.5%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$ 98,953
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	410,000	410,455
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	285,000	306,398
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	395,000	435,677
		$ 1,251,483
Industrial Revenue - Paper – 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$ 1,075,100
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	112,447
		$ 1,187,547
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$ 45,208
Port Revenue – 4.2%
South Carolina Port Authority Rev., 5%, 7/01/2028	$300,000	$ 350,313
South Carolina Port Authority Rev., 5%, 7/01/2029	450,000	522,099
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	607,785
Issuer	Shares/Par	Value ($)

Port Revenue – continued
South Carolina Port Authority Rev., 5%, 7/01/2036	$3,000,000	$ 3,647,490
South Carolina Port Authority Rev., 4%, 7/01/2055	2,000,000	2,173,640
South Carolina Ports Authority Rev. (tax-exempt), “B”, 5%, 7/01/2044	3,000,000	3,628,710
		$ 10,930,037
Sales & Excise Tax Revenue – 3.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$725,000	$ 726,414
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	95,000	111,555
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	185,000	221,571
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	185,000	225,528
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	35,000	43,287
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	85,000	106,224
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	80,000	96,331
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	105,000	126,583
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	43,575
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	45,000	48,861
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	54,757
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, AGM, 4%, 6/15/2050	1,355,000	1,461,069
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	50,655
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,318,000	2,450,335
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	450,000	458,626
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	166,125
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,104
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	74,042
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,463

50

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$79,000	$ 67,062
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	11,017
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	529,235
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	465,157
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,158,000	1,456,155
		$ 9,004,731
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	$250,000	$ 259,152
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	220,000	237,719
		$ 496,871
Single Family Housing - State – 5.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C1”, 4%, 11/15/2047	$850,000	$ 918,629
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	1,085,000	1,219,529
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,100,000	1,197,273
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4%, 7/01/2050	2,970,000	3,391,502
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052 (w)	3,000,000	3,328,590
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.75%, 7/01/2043	770,000	829,190
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.8%, 1/01/2049	770,000	825,679
Tennessee Housing Development Agency Residential Finance Program, “1”, 4.25%, 1/01/2050	1,070,000	1,195,993
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	690,000	782,301
		$ 13,688,686
Issuer	Shares/Par	Value ($)

State & Local Agencies – 11.0%
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	$1,000,000	$ 1,056,740
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,056,620
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,029,420
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	69,018
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	56,142
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	31,073
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,203,291
Dillon County, SC, School Facilities Corp., 5%, 12/01/2032	1,625,000	2,003,073
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	1,705,000	2,086,715
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2030	1,035,000	1,286,505
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2031	500,000	615,205
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2032	500,000	609,300
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,553,950
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	240,000	320,448
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	465,000	553,606
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	40,933
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	490,000	555,190
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	815,000	907,747
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	230,000	268,612

51

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$2,000,000	$ 2,213,660
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,337,587
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,340,840
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,198,180
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,420,042
		$ 28,813,897
Tax - Other – 3.8%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$ 928,090
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	1,025,000	1,049,385
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	200,682
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	105,601
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	311,038
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,260,000	1,559,678
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,205,780
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,360,760
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	405,000	405,154
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	440,000	473,744
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	50,000	54,343
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,245,000	1,359,602
		$ 10,013,857
Issuer	Shares/Par	Value ($)

Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049	$1,000,000	$ 1,012,310
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	20,399
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	20,000	21,033
		$ 1,053,742
Tobacco – 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$150,000	$ 192,143
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	280,000	306,034
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,265,000	1,345,669
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	3,020,000	425,337
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	850,000	883,099
		$ 3,152,282
Toll Roads – 0.3%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$ 293,785
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	560,076
		$ 853,861
Transportation - Special Tax – 8.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$ 769,202
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,147
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,340,000	1,397,620
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	491,923
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,228,095

52

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	$90,000	$ 95,814
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.25%, 7/01/2036	15,000	16,544
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	435,000	448,350
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	350,000	360,517
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	820,000	830,824
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	600,000	620,100
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	411,411
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	130,000	136,668
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	125,000	141,425
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	125,000	138,926
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,472,052
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2037	1,500,000	1,827,420
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,481,700
South Carolina Transportation Infrastructure Bank Refunding Rev., “B”, 0.554%, 10/01/2031 (Put Date 10/01/2022)	4,975,000	4,949,379
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2030	2,000,000	2,570,940
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,418,680
		$ 22,827,737
Universities - Colleges – 3.8%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$ 1,276,637
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	204,562
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2027	420,000	509,359
Issuer	Shares/Par	Value ($)

Universities - Colleges – continued
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2028	$495,000	$ 611,088
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2029	400,000	501,388
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	73,989
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	122,705
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	50,968
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	63,000
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	423,852
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	812,266
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,754,694
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,282,180
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,245
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	170,546
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	336,015
University of South Carolina, Higher Education Facilities Refunding Rev., “A”, 5%, 5/01/2040	575,000	688,062
		$ 9,911,556
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$535,000	$ 548,375

53

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 4.3%
Camden, SC, Combined Public Utility System and Improvement Rev., AGM, 4%, 3/01/2030	$2,500,000	$ 3,131,600
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	160,550
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	186,988
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	2,700,000	2,739,447
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,028,430
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	525,000	372,750
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	80,000	56,800
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	190,000	134,900
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	205,000	145,550
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	330,000	234,300
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	115,000	81,506
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	100,000	71,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	90,000	63,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	15,000	10,650
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	191,700
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	115,000	118,456
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	245,000	252,519
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	25,000	25,703
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	15,000	10,669
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	120,000	84,900
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	99,225
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	45,000	31,950
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	145,000	102,950
Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned – continued
Rock Hill, SC, Combined Utility System Rev., “A”, 4%, 1/01/2049	$650,000	$ 728,767
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,147,950
		$ 11,298,360
Utilities - Other – 1.0%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042	$790,000	$ 848,341
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	166,386
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	281,551
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	315,796
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	708,065
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	334,841
		$ 2,654,980
Water & Sewer Utility Revenue – 13.3%
Charleston, SC, Waterworks & Sewer System Rev., Capital Improvement, 5%, 1/01/2035 (Prerefunded 1/01/2021)	$1,000,000	$ 1,012,110
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	755,000	944,633
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,281,160
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2025 (Prerefunded 2/01/2021)	580,000	589,390
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2036	3,000,000	3,048,570
Columbia, SC, Waterworks & Sewer System Rev., “A”, 4%, 2/01/2044	3,990,000	4,612,041
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGM, 5%, 7/01/2028	35,000	35,676
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	103,109
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	460,893
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	300,000	361,854
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	604,025
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	593,800
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., “A”, 4%, 6/01/2040	1,235,000	1,449,940
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., “A”, 4%, 6/01/2043	1,260,000	1,461,474

54

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	$2,000,000	$ 2,300,720
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	57,357
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	60,000	68,399
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	34,200
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	79,496
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,230,710
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,227,180
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,898,609
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue – continued
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	$1,000,000	$ 1,116,040
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,307,320
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	4,000,000	4,856,280
		$ 34,734,986
Total Municipal Bonds (Identified Cost, $239,311,863)		$249,867,579
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $254,729)	$800,000	$ 236,123
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $9,227,118)	9,227,118	$ 9,227,118
Other Assets, Less Liabilities – 0.5%		1,401,419
Net Assets – 100.0%		$260,732,239
See Portfolio Footnotes and Notes to Financial Statements

55

Portfolio of Investments
9/30/20 (unaudited)
MFS Tennessee Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.7%
Airport Revenue – 6.9%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., 5%, 7/01/2037	$1,000,000	$ 1,200,850
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, 4%, 7/01/2038	1,000,000	1,166,420
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,031,750
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,260,017
Metropolitan Nashville Airport Authority, TN, Airport Rev., “B”, 5%, 7/01/2049	1,000,000	1,192,700
Metropolitan Nashville Airport Authority, TN, Airport Rev., “B”, 5%, 7/01/2054	1,000,000	1,186,700
		$ 7,038,437
General Obligations - General Purpose – 13.6%
Bedford County, TN, General Obligation Refunding Rev., BAM, 5%, 4/01/2023	$1,190,000	$ 1,330,515
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	245,000	235,423
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	47,148
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	30,000	31,181
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	145,000	153,844
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	40,000	42,771
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	45,000	48,390
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2033	175,000	180,534
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,045,000	663,575
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	90,000	90,392
Gatlinburg, TN, General Obligation, “A”, 5%, 6/01/2029	1,400,000	1,824,914
Jackson, TN, 5%, 6/01/2031	1,000,000	1,312,620
Memphis, TN, General Improvement, 4%, 6/01/2041	1,000,000	1,136,790
Memphis, TN, General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,153,720
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,173,727
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	1,500,000	1,503,840
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,024,920
Issuer	Shares/Par	Value ($)

General Obligations - General Purpose – continued
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	$190,000	$ 201,706
State of Illinois, 5.5%, 5/01/2039	150,000	164,253
State of Illinois, “A”, 4%, 12/01/2033	35,000	34,354
State of Tennessee, “A”, 5%, 10/01/2029 (Prerefunded 10/01/2021)	1,500,000	1,571,535
		$ 13,926,152
General Obligations - Schools – 2.7%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$25,000	$ 30,007
Williamson County, TN, School District, 5%, 4/01/2026	740,000	926,095
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2037	460,000	545,068
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2038	460,000	543,311
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2039	605,000	712,387
		$ 2,756,868
Healthcare Revenue - Hospitals – 16.0%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$ 1,073,040
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	554,430
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	500,000	598,065
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	1,000,000	1,187,730
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	10,000	10,494
Greenville, TN, Health and Educational Facilities Board Hospital Rev. (Ballad Health), “A”, 4%, 7/01/2040	1,000,000	1,105,580
Jackson, TN, Hospital Refunding Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	425,000	454,278
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,738,215
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), “A”, 5%, 4/01/2041	1,000,000	1,202,210
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2033	1,000,000	1,186,290

56

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (East Tennessee Children's Hospital), 5%, 11/15/2038	$1,000,000	$ 1,219,070
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	866,355
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,143,700
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 4%, 7/01/2047	1,500,000	1,628,820
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	25,000	25,095
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	110,655
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,797,315
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	420,000	455,843
		$ 16,357,185
Healthcare Revenue - Long Term Care – 1.6%
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5%, 7/01/2037	$1,000,000	$ 1,022,940
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	570,757
		$ 1,593,697
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$220,000	$ 220,244
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	310,000	341,924
		$ 562,168
Miscellaneous Revenue - Other – 2.8%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	$1,205,000	$ 1,338,393
Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other – continued
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	$535,000	$ 535,316
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,031,352
		$ 2,905,061
Sales & Excise Tax Revenue – 3.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$480,000	$ 481,128
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	308,553
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	298,963
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	46,970
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	95,814
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	75,000	91,430
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	20,000	24,735
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	35,000	43,740
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	42,145
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	50,000	60,278
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	54,758
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	23,777
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	856,000	904,869
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	226,000	230,332
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	77,457
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	40,671
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,770
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	34,804

57

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	$7,000	$ 5,509
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	380,000	277,392
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	363,000	242,952
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,787,000	504,488
		$ 3,894,561
Secondary Schools – 0.4%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	$250,000	$ 259,153
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	130,000	140,470
		$ 399,623
Single Family Housing - Local – 0.6%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$515,000	$ 578,587
Single Family Housing - State – 8.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$415,000	$ 449,096
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	445,000	481,152
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	445,000	500,176
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4%, 7/01/2050	1,090,000	1,244,693
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	1,500,000	1,658,715
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.85%, 7/01/2043	965,000	1,027,233
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.75%, 1/01/2050	960,000	1,078,723
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 2.9%, 7/01/2039	225,000	238,500
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	1,150,000	1,255,363
Issuer	Shares/Par	Value ($)

Single Family Housing - State – continued
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 3.05%, 7/01/2044	$245,000	$ 257,473
		$ 8,191,124
State & Local Agencies – 5.4%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	$795,000	$ 719,260
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	135,000	180,252
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	250,000	297,637
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	220,000	249,269
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	365,000	406,537
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	95,000	110,949
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	370,788
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	797,754
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2043	1,000,000	1,081,650
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2045	1,000,000	1,271,560
		$ 5,485,656
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$ 44,224
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	109,584
		$ 153,808
Tax - Other – 2.2%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$495,000	$ 488,728
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	117,065
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	66,695
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	190,988

58

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	$300,000	$ 268,737
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	89,006
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	230,000	230,087
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	260,000	279,939
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	25,000	27,172
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	415,000	453,201
		$ 2,211,618
Tax Assessment – 0.5%
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth + Broadway Development), 5.125%, 6/01/2036	$500,000	$ 524,715
Tobacco – 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$ 89,666
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	110,000	120,228
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	570,000	606,349
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	200,000	207,788
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	320,000	320,653
		$ 1,344,684
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$ 176,271
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	334,999
		$ 511,270
Issuer	Shares/Par	Value ($)

Transportation - Special Tax – 3.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$745,000	$ 833,066
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	15,000	15,111
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	765,000	797,895
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	270,000	276,707
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	665,000	725,941
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	45,000	47,907
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	70,000	72,148
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	90,000	92,704
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	340,000	344,488
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	250,000	258,375
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	235,092
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	55,000	57,821
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	65,000	73,541
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	70,000	77,799
		$ 3,908,595
Universities - Colleges – 7.6%
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	$375,000	$ 406,725
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,055,080
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 4%, 10/01/2049	1,000,000	970,000

59

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	$200,000	$ 218,624
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2048	1,800,000	1,938,600
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	122,737
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	10,000	9,982
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2035	605,000	691,648
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2040	1,120,000	1,261,769
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 5.5%, 8/01/2040 (Prerefunded 8/01/2021)	1,000,000	1,043,180
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	15,123
		$ 7,733,468
Universities - Dormitories – 0.5%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$ 509,510
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$225,000	$ 230,625
Utilities - Municipal Owned – 6.1%
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	$1,000,000	$ 1,194,800
Memphis, TN, Electric Systems Rev., “A”, 5%, 12/01/2032	1,000,000	1,348,440
Memphis, TN, Electric Systems Rev., “A”, 5%, 12/01/2033	1,000,000	1,338,960
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/2037	1,000,000	1,225,870
Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$260,000	$ 184,600
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	63,900
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	71,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	117,150
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	35,438
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	92,300
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	65,000	66,953
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	145,000	149,450
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,281
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,113
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	10,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	65,000	45,987
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	49,612
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	42,600
		$ 6,190,004
Utilities - Other – 2.0%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$70,000	$ 94,505
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	225,000	234,625
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	125,229
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	110,000	124,637

60

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$1,200,000	$ 1,490,664
		$ 2,069,660
Water & Sewer Utility Revenue – 11.4%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029 (Prerefunded 2/01/2023)	$1,000,000	$ 1,110,800
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2038	500,000	579,135
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	74,468
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	128,230
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	156,931
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	438,569
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	337,239
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	144,742
Knox County, TN, Hallsdale-Powell Utility District, Waterworks & Sewer Rev., 4%, 4/01/2035	1,000,000	1,194,510
Memphis, TN, Sanitary Sewerage Systems Rev., “B”, 5%, 10/01/2039 (w)	1,000,000	1,322,320
Memphis, TN, Sanitary Sewerage Systems Rev., “B”, 5%, 10/01/2040 (w)	1,000,000	1,317,060
Memphis, TN, Storm Water System Rev., 5%, 10/01/2039	1,410,000	1,742,591
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,239,400
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	30,000	34,414
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	35,000	39,900
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	$20,000	$ 22,800
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	51,104
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	75,851
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	550,000	661,886
		$ 11,671,950
Total Municipal Bonds (Identified Cost, $96,388,923)		$100,749,026
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $127,241)	$400,000	$ 118,062
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $803,561)	803,565	$ 803,565
Other Assets, Less Liabilities – 0.4%		381,378
Net Assets – 100.0%		$102,052,031

61

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	5	$881,406	December – 2020	$1,156
At September 30, 2020, the fund had cash collateral of $23,500 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.
See Portfolio Footnotes and Notes to Financial Statements
62

Portfolio of Investments
9/30/20 (unaudited)
MFS Virginia Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport Revenue – 3.1%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$ 593,385
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	695,000	704,403
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	160,000	161,803
Metropolitan Washington, D.C., Airport Authority Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,207,530
Metropolitan Washington, D.C., Airport Authority Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,204,050
Metropolitan Washington, D.C., Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,165,465
Metropolitan Washington, D.C., Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,185,510
Norfolk, VA, Airport Authority Rev., 5%, 7/01/2029	525,000	660,823
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,062,120
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,030,370
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,316,995
		$ 11,292,454
General Obligations - General Purpose – 7.9%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$775,000	$ 744,705
Chesapeake, VA, “B”, 5%, 6/01/2023	1,930,000	1,992,609
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,838,329
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	400,000	421,332
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	65,000	67,785
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	475,000	494,732
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	3,605,000	2,289,175
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	240,000	241,046
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,597,140
Loudoun County, VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,314,520
Lynchburg, VA, Public Improvement, 5%, 12/01/2023	1,000,000	1,007,890
Issuer	Shares/Par	Value ($)

General Obligations - General Purpose – continued
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	$1,000,000	$ 1,167,720
Newport News, VA, General Obligation Improvement, “A”, 4%, 2/01/2038	1,425,000	1,697,489
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043	2,615,000	3,541,416
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	488,206
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032	60,000	66,204
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	170,000	180,474
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	380,000	380,334
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	245,529
State of Illinois, 5.5%, 5/01/2039	270,000	295,655
State of Illinois, 5.75%, 5/01/2045	245,000	269,013
State of Illinois, “A”, 4%, 12/01/2033	130,000	127,600
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,742,285
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,145,640
		$ 28,356,828
General Obligations - Schools – 0.0%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$70,000	$ 84,020
Healthcare Revenue - Hospitals – 14.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2047	$1,260,000	$ 1,483,524
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	2,800,000	3,586,408
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	20,000	22,081
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	30,000	35,884
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	15,000	17,816
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,503,780

63

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	$1,475,000	$ 1,840,534
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	180,000	198,725
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	2,000,000	2,238,840
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	45,000	47,222
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,239,500
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	4,489,560
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	832,313
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,103,430
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/2042	1,705,000	1,712,008
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	375,000	385,950
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	395,000	406,897
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,585,000	1,952,165
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,390,870
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,066,935
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	3,374,190
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	2,517,937
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	3,888,854
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 4%, 11/01/2039	3,750,000	4,313,850
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	3,523,908
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – continued
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	$600,000	$ 715,068
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	470,936
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	2,000,000	2,303,520
		$ 52,662,705
Healthcare Revenue - Long Term Care – 2.9%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$ 1,009,010
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,096,060
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,081,510
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	825,045
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	399,752
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	389,447
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	17,570
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	984,670
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), “A”, 5%, 1/01/2042	1,000,000	1,045,890
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,032,950
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,030,380
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	140,000	140,752

64

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	$265,000	$ 266,449
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	5,000	5,017
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	1,012,220
		$ 10,336,722
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	$1,000,000	$ 1,017,890
Industrial Revenue - Other – 1.2%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$1,520,000	$ 2,107,708
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	300,000	296,859
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	590,000	590,655
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	465,000	499,912
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	635,000	700,392
		$ 4,195,526
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$ 113,104
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	146,181
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2021 (a)(d)	1,683,272	168
		$ 259,453
Miscellaneous Revenue - Other – 1.6%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$ 3,083,325
Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other – continued
Rappahannock, VA, Regional Jail Authority Rev., 5%, 10/01/2033	$2,220,000	$ 2,670,105
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	75,000	75,346
		$ 5,828,776
Multi-Family Housing Revenue – 2.6%
Virginia Housing Development Authority Rev., Rental Housing, “A”, 3.8%, 9/01/2044	$2,000,000	$ 2,180,240
Virginia Housing Development Authority Rev., Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	3,306,090
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	3,778,143
		$ 9,264,473
Parking – 1.0%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$ 1,534,800
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,223,780
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	915,157
		$ 3,673,737
Port Revenue – 1.5%
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2027	$1,500,000	$ 1,832,685
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,630,960
		$ 5,463,645
Sales & Excise Tax Revenue – 2.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$1,320,000	$ 1,322,574
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	77,000	79,600
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,435,000	2,574,014
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	717,000	730,745
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	251,000	255,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	6,156

65

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	$122,000	$ 127,228
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	13,000	12,003
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	135,000	114,599
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	26,000	20,460
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,212,000	884,736
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,160,000	776,376
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,149,000	2,018,234
		$ 8,922,537
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	$325,000	$ 335,569
Single Family Housing - State – 1.8%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$1,550,000	$ 1,742,184
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,730,000	1,882,984
Tennessee Housing Development Agency Residential Finance Program, “1”, 4.25%, 1/01/2050	1,515,000	1,693,391
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	975,000	1,105,426
		$ 6,423,985
State & Local Agencies – 12.5%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2039	$1,000,000	$ 1,181,660
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	1,177,880
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	1,555,000	1,764,179
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,768,747
Issuer	Shares/Par	Value ($)

State & Local Agencies – continued
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	$500,000	$ 587,090
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,172,450
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	3,265,000	4,063,717
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	3,371,250
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	2,189,920
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	395,000	527,404
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	770,000	916,723
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	340,000	397,079
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,920,196
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 4%, 2/01/2039	3,000,000	3,602,520
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 4%, 2/01/2040	2,000,000	2,394,080
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “E-1”, 5%, 2/01/2023	2,140,000	2,381,392
Virginia Port Authority, Port Fund Rev., “B”, 5%, 7/01/2027	2,510,000	3,178,940
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	4,500,000	5,428,395
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,032,110
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Financing Program), “C”, 4%, 11/01/2036	3,450,000	4,110,123
		$ 45,165,855
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$150,000	$ 147,414

66

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – continued
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	$385,000	$ 366,867
		$ 514,281
Tax - Other – 1.0%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	$375,000	$ 375,143
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	700,000	753,683
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	92,383
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,030,000	2,216,861
		$ 3,438,070
Tax Assessment – 0.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$745,000	$ 776,268
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	1,000,000	1,040,820
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	500,000	508,855
		$ 2,325,943
Tobacco – 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$225,000	$ 288,214
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	395,000	431,727
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,850,000	1,967,974
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	4,495,000	633,076
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,575,000	1,636,331
		$ 4,957,322
Toll Roads – 5.1%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$ 3,378,930
Issuer	Shares/Par	Value ($)

Toll Roads – continued
Metropolitan Washington, D.C., Airport Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	$2,000,000	$ 2,093,500
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	3,305,820
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	3,110,198
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2034	2,500,000	2,588,075
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	496,764
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	947,418
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	1,500,000	1,545,075
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,119,940
		$ 18,585,720
Transportation - Special Tax – 8.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$ 50,368
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,840,000	1,919,120
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	1,995,000	2,044,556
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,715,000	1,872,163
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	685,000	706,023
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	570,000	587,128
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2033	3,360,000	4,505,995
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,000,000	3,405,720
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	3,211,450

67

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	$1,220,000	$ 1,236,104
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	850,000	878,475
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	185,000	194,489
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	190,000	214,966
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	190,000	211,168
Virginia Port Authority Rev., 5%, 7/01/2030	1,000,000	1,215,570
Virginia Port Authority Rev., 5%, 7/01/2031	500,000	607,785
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,894,682
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,889,862
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,631,537
		$ 31,277,161
Universities - Colleges – 12.3%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,390,000	$ 1,373,848
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	867,493
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,816,302
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,233,180
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2037	1,000,000	1,187,620
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2038	1,750,000	2,071,580
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034 (Prerefunded 9/01/2021)	1,000,000	1,047,890
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	445,000	445,022
Issuer	Shares/Par	Value ($)

Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$230,000	$ 225,777
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	646,646
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,119,320
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	250,000	257,540
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2039	225,000	230,666
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	255,700
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	990,810
University of Virginia, General Rev. Pledge Refunding, 5%, 9/01/2025	3,760,000	3,926,493
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043	685,000	772,701
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	3,039,350
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), “A”, 4%, 8/01/2048	2,000,000	2,297,040
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	1,017,670
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	1,000,000	1,028,220
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027 (Prerefunded 9/01/2021)	1,655,000	1,725,933
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	1,345,000	1,403,158
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,751,552
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,157,596
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,326,550

68

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	$1,000,000	$ 1,129,670
Virginia Commonwealth University, General Rev., “A”, 5%, 11/01/2033	4,000,000	5,285,120
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,944,900
		$ 44,575,347
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$795,000	$ 814,875
Utilities - Municipal Owned – 3.1%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$835,000	$ 592,850
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	130,000	92,300
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	60,000	42,600
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	21,300
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	305,000	216,550
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	320,000	227,200
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	30,000	21,300
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	379,850
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	60,047
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	315,000	315,142
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	175,000	124,031
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	25,000	25,205
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	30,000	30,009
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	145,000	102,950
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	140,000	99,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	17,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	305,300
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	185,085
Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	$340,000	$ 350,356
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	30,000	30,921
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	35,000	35,984
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	25,000	17,781
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	60,000	42,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	205,000	145,038
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	159,469
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	70,000	49,700
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	215,000	152,650
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027	2,555,000	2,835,820
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,455,300
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038	2,000,000	2,219,820
		$ 11,354,308
Utilities - Other – 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$555,000	$ 578,743
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	315,795
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,416,131
		$ 2,310,669
Water & Sewer Utility Revenue – 11.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGM, 5%, 7/01/2028	$105,000	$ 107,029
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGM, 5.125%, 7/01/2047	265,000	268,379
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028	1,000,000	1,072,350
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,692,430
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	180,441
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	343,890
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	435,919
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,206,066
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	518,657

69

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035	$660,000	$ 868,751
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2037	1,350,000	1,559,763
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,457,697
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,648,499
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	80,000	91,770
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	100,000	113,999
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	57,000
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	124,922
Norfolk, VA, Water Rev., 5%, 11/01/2028 (Prerefunded 5/01/2022)	985,000	1,060,224
Norfolk, VA, Water Rev., 5%, 11/01/2028	15,000	16,089
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	2,258,284
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,437,214
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040 (Prerefunded 11/01/2020)	1,240,000	1,244,898
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040	160,000	160,626
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Financing Program), “C”, 4%, 11/01/2044	3,235,000	3,814,680
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	1,540,000	1,619,572
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (Prerefunded 11/01/2021) (u)	1,090,000	1,145,099
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue – continued
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	$155,000	$ 163,130
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (Prerefunded 11/01/2021) (u)	5,590,000	5,872,574
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	165,000	173,488
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (Prerefunded 11/01/2021) (u)	2,900,000	3,046,595
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	100,000	105,088
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	55,000	57,885
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2033	2,245,000	1,471,553
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2034	2,250,000	1,408,680
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2035	1,950,000	1,164,501
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2036	1,250,000	711,050
		$ 40,678,792
Total Municipal Bonds (Identified Cost, $337,623,530)		$354,116,663
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $381,971)	$1,200,000	$ 354,185
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $4,385,720)	4,385,766	$ 4,385,766
Other Assets, Less Liabilities – 0.6%		2,255,491
Net Assets – 100.0%		$361,112,105

70

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	30	$5,288,438	December – 2020	$6,938
At September 30, 2020, the fund had cash collateral of $141,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.
See Portfolio Footnotes and Notes to Financial Statements
71

Portfolio of Investments
9/30/20 (unaudited)
MFS West Virginia Municipal Bond Fund
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.7%
Airport Revenue – 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$ 165,662
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	110,000	114,642
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	67,521
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	79,528
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	61,449
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	94,393
		$ 583,195
General Obligations - General Purpose – 9.5%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$260,000	$ 249,837
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,100,000	698,500
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	95,000	95,414
State of Illinois, 5.5%, 5/01/2039	165,000	180,678
State of Illinois, “A”, 4%, 12/01/2033	40,000	39,262
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2027	720,000	928,339
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2035	1,000,000	1,296,800
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	3,000,000	3,815,490
State of West Virginia, General Obligation Road Bonds, “B”, 5%, 12/01/2021	1,905,000	2,012,861
State of West Virginia, General Obligation Road Bonds, “B”, 4%, 12/01/2042	1,000,000	1,153,770
		$ 10,470,951
General Obligations - Schools – 4.2%
Hancock County, WV, Board of Education, Public School General Obligation, 4.5%, 5/01/2032	$1,405,000	$ 1,440,448
Monongalia County, WV, Board of Education, 5%, 5/01/2031	2,000,000	2,151,080
Putnam County, WV, Board of Education, 4%, 5/01/2025	1,000,000	1,002,980
		$ 4,594,508
Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals – 17.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$190,000	$ 209,676
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	15,000	15,741
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/2041	1,100,000	1,134,331
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), “A”, 5%, 8/01/2059	55,000	79,793
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	780,000	846,565
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	553,132
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	250,882
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,120,280
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	1,500,000	1,757,370
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	220,000	243,577
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	1,335,549
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/2023	965,000	1,063,893
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,153,520
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,136,990
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	243,342
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,666,830

72

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5.5%, 6/01/2044	$1,460,000	$ 1,586,962
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	2,000,000	2,229,140
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,181,260
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “C”, VRDN, 0.12%, 6/01/2034	945,000	945,000
		$ 18,753,833
Industrial Revenue - Other – 1.0%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$ 582,393
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	200,000	200,222
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	325,000	358,469
		$ 1,141,084
Miscellaneous Revenue - Other – 7.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$140,000	$ 149,645
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	580,000	594,581
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	573,558
West Virginia Economic Development Authority, Excess Lottery Rev., 5%, 6/15/2022	250,000	269,138
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,238,360
West Virginia School Building Authority, “A”, 5%, 7/01/2028	590,000	710,106
West Virginia School Building Authority, “A”, 3%, 7/01/2033	2,000,000	2,188,660
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,003,670
Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other – continued
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2028	$1,500,000	$ 1,687,455
		$ 8,415,173
Sales & Excise Tax Revenue – 5.1%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$335,000	$ 344,551
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/2042	790,000	808,620
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	500,000	697,885
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, AGM, 4%, 6/15/2050	835,000	900,364
Ohio County, WV, Commission Special District Excise Tax Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District - The Highlands Project), “B”, 2.75%, 3/01/2041	455,000	409,104
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	25,000	25,844
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	988,000	1,044,405
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	238,000	242,562
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	83,000	84,591
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	40,671
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,770
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	45,000	38,200
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,508
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	412,000	300,752
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	396,000	265,039

73

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	$1,503,000	$ 424,312
		$ 5,636,204
Single Family Housing - State – 3.3%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$485,000	$ 545,135
Tennessee Housing Development Agency Residential Finance Program, “1”, 4.25%, 1/01/2050	475,000	530,931
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/2024	30,000	30,068
West Virginia Housing Development Fund, “A”, 3.875%, 11/01/2044	1,500,000	1,633,335
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	800,000	861,536
		$ 3,601,005
State & Local Agencies – 8.9%
California Municipal Finance Authority, Lease Rev. (Orange County Civic Center Infrastructure Improvement Program - Phase II), “A”, 5%, 6/01/2043	$1,000,000	$ 1,216,750
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	140,000	186,928
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	260,000	309,543
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	105,000	122,627
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	1,640,000	833,104
West Virginia Economic Development Authority Rev. (Correctional, Juvenile, and Public Safety Facilities), “A”, 5%, 6/01/2025	255,000	274,533
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,001,950
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/2022	1,000,000	1,030,940
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,146,940
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2025	490,000	492,009
Issuer	Shares/Par	Value ($)

State & Local Agencies – continued
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2030	$1,355,000	$ 1,360,555
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,813
		$ 9,772,692
Tax - Other – 2.4%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$535,000	$ 528,221
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	945,000	945,359
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	95,000	103,745
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,073,480
		$ 2,650,805
Tax Assessment – 1.3%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$ 447,415
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	1,000,280
		$ 1,447,695
Tobacco – 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$75,000	$ 96,071
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	125,000	136,622
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	415,000	441,465
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	1,360,000	191,542
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	620,000	644,143
		$ 1,509,843
Toll Roads – 1.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$ 177,207
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	136,163

74

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	$1,000,000	$ 1,126,110
		$ 1,439,480
Transportation - Special Tax – 4.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$575,000	$ 585,816
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	755,000	787,465
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	340,000	348,446
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	760,000	829,646
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	115,000	118,529
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	370,000	374,884
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	220,000	258,601
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB” , 4%, 6/15/2044	1,225,000	1,270,105
		$ 4,573,492
Universities - Colleges – 13.0%
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2032	$4,035,000	$ 4,105,693
Marshall University, WV, Board of Governors Rev., “A”, AGM, 5%, 5/01/2030	860,000	1,120,202
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	1,000,000	1,027,350
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	750,000	841,515
Marshall University, WV, University Rev., 5%, 5/01/2041	1,000,000	1,028,700
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/2021	1,270,000	1,273,645
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	5,000	4,991
Issuer	Shares/Par	Value ($)

Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	$110,000	$ 114,522
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	1,000,000	1,238,520
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/2028	3,035,000	3,524,272
		$ 14,279,410
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$240,000	$ 246,000
Utilities - Investor Owned – 0.9%
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	$1,000,000	$ 994,560
Utilities - Municipal Owned – 1.4%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$435,000	$ 486,621
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	285,000	202,350
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	45,000	31,950
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	100,000	71,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	110,000	78,100
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	180,000	127,800
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	35,438
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	28,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	50,000	35,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	145,000	102,950
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	135,000	139,112

75

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	$10,000	$ 10,281
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,113
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	70,000	49,525
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	75,000	53,156
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	14,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	65,000	46,150
		$ 1,569,346
Utilities - Other – 0.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$245,000	$ 255,481
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	125,000	136,119
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	290,000	294,254
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	70,000	74,930
		$ 760,784
Water & Sewer Utility Revenue – 12.9%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$ 2,040,731
Fairmont, WV, Waterworks Rev., AAC, 5.25%, 7/01/2022	140,000	147,577
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	45,826
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	202,343
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	22,393
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	22,062
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	135,000	162,834
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	35,000	40,150
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	40,000	45,600
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	$20,000	$ 22,800
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	56,783
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	87,520
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,212,710
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,443,980
West Virginia Water Development Authority Rev. (Loan Program II), “A”, 5%, 11/01/2026	650,000	739,921
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,819,412
West Virginia Water Development Authority Rev. (Loan Program IV), “A-IV”, ETM, 5%, 11/01/2038	500,000	618,020
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038	3,000,000	3,327,390
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043	1,000,000	1,105,780
		$ 14,163,832
Total Municipal Bonds (Identified Cost, $101,215,419)		$106,603,892
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n) (Identified Cost, $127,241)	$400,000	$ 118,062
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $1,737,118)	1,737,119	$ 1,737,118
Other Assets, Less Liabilities – 1.6%		1,769,999
Net Assets – 100.0%		$110,229,071

76

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	14	$2,467,938	December – 2020	$(3,113)
At September 30, 2020, the fund had cash collateral of $65,800 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$1,821,637	$101,635,438
New York Fund	1,389,556	267,823,515
North Carolina Fund	657,208	511,054,529
Pennsylvania Fund	5,115,889	167,178,974
South Carolina Fund	9,227,118	250,103,702
Tennessee Fund	803,565	100,867,088
Virginia Fund	4,385,766	354,470,848
West Virginia Fund	1,737,118	106,721,954
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Mississippi Fund	$ 288,768	0.3%
New York Fund	1,960,991	0.7%
North Carolina Fund	1,936,412	0.4%
Pennsylvania Fund	538,010	0.3%
South Carolina Fund	745,531	0.3%
Tennessee Fund	338,306	0.3%
Virginia Fund	1,241,699	0.3%
West Virginia Fund	318,284	0.3%
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
77

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
78

Financial Statements
Statements of Assets and Liabilities
At 9/30/20 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $95,617,532, $254,998,868, $486,045,265, and $158,277,820, respectively)	$101,635,438	$267,823,515	$511,054,529	$167,178,974
Investments in affiliated issuers, at value (identified cost, $1,821,637, $1,389,556, $657,151, and $5,115,889, respectively)	1,821,637	1,389,556	657,208	5,115,889
Cash	24	54	74	—
Deposits with brokers for futures contracts	23,500	—	235,000	—
Receivables for
Net daily variation margin on open futures contracts	28,190	—	46,884	—
Investments sold	75,214	4,134,927	2,119,722	393,615
Fund shares sold	27,185	16,568	599,042	213,543
When-issued investments sold	—	3,409,440	—	—
Interest	1,143,126	3,099,025	6,582,464	1,924,952
Receivable from investment adviser	—	2,638	—	—
Other assets	10,173	7,025	7,830	5,964
Total assets	$104,740,987	$279,882,748	$521,302,753	$174,832,937
Liabilities
Payable to custodian	$—	$—	$—	$898
Payables for
Distributions	11,021	69,681	74,249	48,999
Fund shares reacquired	76,410	296,480	622,435	132,936
When-issued investments purchased	1,323,312	3,395,340	7,690,910	1,443,461
Payable to affiliates
Investment adviser	2,477	—	12,289	4,148
Administrative services fee	134	256	424	183
Shareholder servicing costs	30,408	93,504	169,451	54,544
Distribution and service fees	470	2,577	5,541	699
Payable for independent Trustees' compensation	—	—	3,070	—
Accrued expenses and other liabilities	34,506	43,071	54,549	39,554
Total liabilities	$1,478,738	$3,900,909	$8,632,918	$1,725,422
Net assets	$103,262,249	$275,981,839	$512,669,835	$173,107,515
Net assets consist of
Paid-in capital	$100,408,883	$267,265,404	$502,480,101	$167,002,603
Total distributable earnings (loss)	2,853,366	8,716,435	10,189,734	6,104,912
Net assets	$103,262,249	$275,981,839	$512,669,835	$173,107,515
79

Statements of Assets and Liabilities (unaudited) – continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$88,195,266	$165,047,071	$346,036,204	$130,182,246
Class B	196,622	1,588,479	519,667	1,166,093
Class C	—	14,313,471	39,770,224	—
Class I	12,093,562	91,013,560	99,305,562	28,644,154
Class R6	2,776,799	4,019,258	27,038,178	13,115,022
Total net assets	$103,262,249	$275,981,839	$512,669,835	$173,107,515
Shares of beneficial interest outstanding
Class A	8,968,044	14,862,143	29,393,462	12,445,757
Class B	19,963	143,401	44,202	111,196
Class C	—	1,290,420	3,380,313	—
Class I	1,231,632	9,266,031	10,119,334	2,874,857
Class R6	282,809	409,279	2,755,250	1,315,771
Total shares of beneficial interest outstanding	10,502,448	25,971,274	45,692,561	16,747,581
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.83	$11.11	$11.77	$10.46
Offering price per share (100 / 95.75 x net asset value per share)	$10.27	$11.60	$12.29	$10.92
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.85	$11.08	$11.76	$10.49
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$11.09	$11.77	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.82	$9.82	$9.81	$9.96
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.82	$9.82	$9.81	$9.97
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
80

Statements of Assets and Liabilities (unaudited) – continued
At 9/30/20	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $239,566,592, $96,516,164, $338,005,501, and $101,342,660, respectively)	$250,103,702	$100,867,088	$354,470,848	$106,721,954
Investments in affiliated issuers, at value (identified cost, $9,227,118, $803,561, $4,385,720, and $1,737,118, respectively)	9,227,118	803,565	4,385,766	1,737,118
Cash	—	25	60	28
Deposits with brokers for futures contracts	—	23,500	141,000	65,800
Receivables for
Net daily variation margin on open futures contracts	—	4,690	28,128	—
Investments sold	115,657	2,680,916	2,181,205	349,102
Fund shares sold	2,377,093	12,248	1,046,837	118,000
Interest	2,972,171	1,247,333	4,621,670	1,411,250
Receivable from investment adviser	—	7,845	8,089	6,987
Other assets	9,099	8,832	7,694	8,641
Total assets	$264,804,840	$105,656,042	$366,891,297	$110,418,880
Liabilities
Payable to custodian	$131	$—	$—	$—
Payables for
Distributions	25,388	15,804	94,776	13,309
Interest expense and fees	—	—	250,247	—
Fund shares reacquired	594,906	881,668	241,134	74,745
When-issued investments purchased	3,330,990	2,630,280	—	—
Net daily variation margin on open futures contracts	—	—	—	13,123
Payable to the holders of the floating rate certificates	—	—	5,001,314	—
Payable to affiliates
Investment adviser	2,214	—	—	—
Administrative services fee	244	133	316	139
Shareholder servicing costs	71,607	37,324	132,822	45,875
Distribution and service fees	2,468	877	2,897	706
Payable for independent Trustees' compensation	3,106	—	3,091	3,105
Accrued expenses and other liabilities	41,547	37,925	52,595	38,807
Total liabilities	$4,072,601	$3,604,011	$5,779,192	$189,809
Net assets	$260,732,239	$102,052,031	$361,112,105	$110,229,071
Net assets consist of
Paid-in capital	$256,044,206	$100,720,997	$353,238,221	$108,758,868
Total distributable earnings (loss)	4,688,033	1,331,034	7,873,884	1,470,203
Net assets	$260,732,239	$102,052,031	$361,112,105	$110,229,071
81

Statements of Assets and Liabilities (unaudited) – continued
	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$202,351,965	$72,807,219	$245,825,563	$96,604,591
Class B	359,308	214,517	526,449	106,846
Class C	—	—	15,743,532	—
Class I	46,872,233	25,087,851	81,395,653	12,723,655
Class R6	11,148,733	3,942,444	17,620,908	793,979
Total net assets	$260,732,239	$102,052,031	$361,112,105	$110,229,071
Shares of beneficial interest outstanding
Class A	16,583,128	6,985,689	21,644,522	8,665,032
Class B	29,461	20,596	46,388	9,587
Class C	—	—	1,386,584	—
Class I	4,741,328	2,575,457	8,245,972	1,296,592
Class R6	1,127,571	404,985	1,783,810	80,928
Total shares of beneficial interest outstanding	22,481,488	9,986,727	33,107,276	10,052,139
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$12.20	$10.42	$11.36	$11.15
Offering price per share (100 / 95.75 x net asset value per share)	$12.74	$10.88	$11.86	$11.64
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.20	$10.42	$11.35	$11.15
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$11.35	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.89	$9.74	$9.87	$9.81
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.89	$9.73	$9.88	$9.81
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
82

Financial Statements
Statements of Operations
Six months ended 9/30/20 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$1,668,479	$4,787,400	$8,144,999	$2,925,490
Dividends from affiliated issuers	2,397	5,179	11,466	4,181
Total investment income	$1,670,876	$4,792,579	$8,156,465	$2,929,671
Expenses
Management fee	$229,237	$618,590	$1,117,222	$370,332
Distribution and service fees	110,455	295,060	637,970	160,284
Shareholder servicing costs	33,526	105,503	183,562	64,792
Administrative services fee	12,283	24,058	39,030	16,527
Independent Trustees' compensation	1,281	4,203	4,487	2,115
Custodian fee	9,902	19,362	27,370	14,686
Shareholder communications	3,428	6,767	10,243	6,503
Audit and tax fees	28,100	28,122	28,144	28,107
Legal fees	4,162	6,118	4,726	5,231
Registration fees	29,624	36,458	37,624	29,056
Miscellaneous	14,219	16,079	17,309	15,036
Total expenses	$476,217	$1,160,320	$2,107,687	$712,669
Fees paid indirectly	(71)	(35)	(38)	(18)
Reduction of expenses by investment adviser and distributor	(71,533)	(34,437)	(35,922)	(102,687)
Net expenses	$404,613	$1,125,848	$2,071,727	$609,964
Net investment income (loss)	$1,266,263	$3,666,731	$6,084,738	$2,319,707
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$138,569	$(38,127)	$(268,523)	$136,900
Affiliated issuers	72	(742)	(1,273)	(744)
Futures contracts	(117,782)	(154,172)	(823,622)	(167,610)
Net realized gain (loss)	$20,859	$(193,041)	$(1,093,418)	$(31,454)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,008,994	$4,332,988	$13,564,334	$3,266,432
Affiliated issuers	(390)	103	475	311
Futures contracts	133,541	180,524	974,358	180,524
Net unrealized gain (loss)	$2,142,145	$4,513,615	$14,539,167	$3,447,267
Net realized and unrealized gain (loss)	$2,163,004	$4,320,574	$13,445,749	$3,415,813
Change in net assets from operations	$3,429,267	$7,987,305	$19,530,487	$5,735,520
See Notes to Financial Statements
83

Statements of Operations (unaudited) – continued
Six months ended 9/30/20	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$3,860,692	$1,729,192	$6,031,762	$1,906,648
Dividends from affiliated issuers	6,990	2,219	5,389	2,299
Total investment income	$3,867,682	$1,731,411	$6,037,151	$1,908,947
Expenses
Management fee	$558,197	$226,909	$787,106	$245,459
Distribution and service fees	249,165	91,737	386,273	123,590
Shareholder servicing costs	78,318	39,561	146,544	49,886
Administrative services fee	22,187	12,210	29,090	12,772
Independent Trustees' compensation	4,275	2,070	4,374	2,190
Custodian fee	16,439	9,716	22,115	8,854
Shareholder communications	5,835	3,611	8,932	3,896
Audit and tax fees	28,114	28,101	28,255	28,103
Legal fees	5,227	2,929	4,410	2,127
Registration fees	29,329	28,878	35,864	29,180
Interest expense and fees	—	—	28,793	—
Miscellaneous	15,285	14,066	15,542	14,107
Total expenses	$1,012,371	$459,788	$1,497,298	$520,164
Fees paid indirectly	(32)	(9)	(14)	(110)
Reduction of expenses by investment adviser and distributor	(35,740)	(62,138)	(114,475)	(61,773)
Net expenses	$976,599	$397,641	$1,382,809	$458,281
Net investment income (loss)	$2,891,083	$1,333,770	$4,654,342	$1,450,666
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$68,757	$(54,679)	$(37,680)	$(268,873)
Affiliated issuers	(1,908)	(534)	(591)	(315)
Futures contracts	16,798	(88,618)	(612,335)	181,650
Net realized gain (loss)	$83,647	$(143,831)	$(650,606)	$(87,538)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,244,570	$2,410,648	$9,146,473	$2,224,179
Affiliated issuers	854	106	(353)	53
Futures contracts	—	121,505	729,034	(175,404)
Net unrealized gain (loss)	$5,245,424	$2,532,259	$9,875,154	$2,048,828
Net realized and unrealized gain (loss)	$5,329,071	$2,388,428	$9,224,548	$1,961,290
Change in net assets from operations	$8,220,154	$3,722,198	$13,878,890	$3,411,956
See Notes to Financial Statements
84

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/20 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$1,266,263	$3,666,731	$6,084,738	$2,319,707
Net realized gain (loss)	20,859	(193,041)	(1,093,418)	(31,454)
Net unrealized gain (loss)	2,142,145	4,513,615	14,539,167	3,447,267
Change in net assets from operations	$3,429,267	$7,987,305	$19,530,487	$5,735,520
Total distributions to shareholders	$(1,270,552)	$(3,672,398)	$(5,993,841)	$(2,323,284)
Change in net assets from fund share transactions	$385,041	$(7,188,753)	$18,392,693	$11,519,100
Total change in net assets	$2,543,756	$(2,873,846)	$31,929,339	$14,931,336
Net assets
At beginning of period	100,718,493	278,855,685	480,740,496	158,176,179
At end of period	$103,262,249	$275,981,839	$512,669,835	$173,107,515
Six months ended 9/30/20 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$2,891,083	$1,333,770	$4,654,342	$1,450,666
Net realized gain (loss)	83,647	(143,831)	(650,606)	(87,538)
Net unrealized gain (loss)	5,245,424	2,532,259	9,875,154	2,048,828
Change in net assets from operations	$8,220,154	$3,722,198	$13,878,890	$3,411,956
Total distributions to shareholders	$(2,873,833)	$(1,331,315)	$(5,019,302)	$(1,441,281)
Change in net assets from fund share transactions	$18,046,834	$828,088	$13,203,794	$893,442
Total change in net assets	$23,393,155	$3,218,971	$22,063,382	$2,864,117
Net assets
At beginning of period	237,339,084	98,833,060	339,048,723	107,364,954
At end of period	$260,732,239	$102,052,031	$361,112,105	$110,229,071
See Notes to Financial Statements
85

Statements of Changes in Net Assets – continued
Year ended 3/31/20	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,751,322	$7,512,427	$12,408,983	$4,825,454
Net realized gain (loss)	(175,534)	(1,199,819)	(2,213,669)	(145,128)
Net unrealized gain (loss)	(326,364)	(1,750,018)	(5,420,912)	(694,518)
Change in net assets from operations	$2,249,424	$4,562,590	$4,774,402	$3,985,808
Total distributions to shareholders	$(2,737,558)	$(7,428,830)	$(12,560,484)	$(4,829,636)
Change in net assets from fund share transactions	$11,818,604	$36,761,020	$78,111,036	$19,881,006
Total change in net assets	$11,330,470	$33,894,780	$70,324,954	$19,037,178
Net assets
At beginning of period	89,388,023	244,960,905	410,415,542	139,139,001
At end of period	$100,718,493	$278,855,685	$480,740,496	$158,176,179
Year ended 3/31/20	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$5,912,828	$3,059,314	$9,646,085	$3,277,005
Net realized gain (loss)	(137,127)	(304,749)	10,875	678,601
Net unrealized gain (loss)	(1,672,618)	(1,693,171)	(4,012,113)	(1,077,903)
Change in net assets from operations	$4,103,083	$1,061,394	$5,644,847	$2,877,703
Total distributions to shareholders	$(5,861,320)	$(3,039,898)	$(9,466,489)	$(3,267,035)
Change in net assets from fund share transactions	$48,193,172	$2,813,238	$30,792,526	$2,256,866
Total change in net assets	$46,434,935	$834,734	$26,970,884	$1,867,534
Net assets
At beginning of period	190,904,149	97,998,326	312,077,839	105,497,420
At end of period	$237,339,084	$98,833,060	$339,048,723	$107,364,954
See Notes to Financial Statements
86

Financial Statements
Financial Highlights
MFS MISSISSIPPI MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$9.63	$9.64	$9.53	$9.64	$10.02	$10.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.28	$0.34	$0.31	$0.34(c)	$0.36
Net realized and unrealized gain (loss)	0.20	(0.01)	0.08	(0.11)	(0.39)	(0.01)
Total from investment operations	$0.32	$0.27	$0.42	$0.20	$(0.05)	$0.35
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.28)	$(0.31)	$(0.31)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$9.83	$9.63	$9.64	$9.53	$9.64	$10.02
Total return (%) (r)(s)(t)(x)	3.35(n)	2.80	4.47	2.07	(0.49)(c)	3.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.98	1.00	1.00	0.98(c)	0.96
Expenses after expense reductions (f)	0.81(a)	0.82	0.83	0.83	0.81(c)	0.80
Net investment income (loss)	2.47(a)	2.88	3.53	3.21	3.41(c)	3.63
Portfolio turnover	12(n)	30	16	11	14	17
Net assets at end of period (000 omitted)	$88,195	$86,335	$79,190	$82,526	$84,401	$88,070
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$9.64	$9.65	$9.54	$9.65	$10.04	$10.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.22	$0.27	$0.25	$0.27(c)	$0.29
Net realized and unrealized gain (loss)	0.21	(0.01)	0.09	(0.11)	(0.39)	(0.00)(w)
Total from investment operations	$0.30	$0.21	$0.36	$0.14	$(0.12)	$0.29
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.22)	$(0.25)	$(0.25)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$9.85	$9.64	$9.65	$9.54	$9.65	$10.04
Total return (%) (r)(s)(t)(x)	3.13(n)	2.14	3.79	1.40	(1.25)(c)	3.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72(a)	1.73	1.75	1.75	1.72(c)	1.71
Expenses after expense reductions (f)	1.46(a)	1.47	1.49	1.50	1.48(c)	1.47
Net investment income (loss)	1.89(a)	2.24	2.87	2.55	2.74(c)	2.96
Portfolio turnover	12(n)	30	16	11	14	17
Net assets at end of period (000 omitted)	$197	$626	$659	$1,007	$1,180	$1,477
See Notes to Financial Statements
87

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.61	$9.63	$9.51	$9.62	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.34	$0.32	$0.34(c)
Net realized and unrealized gain (loss)	0.21	(0.02)	0.09	(0.11)	(0.38)
Total from investment operations	$0.34	$0.27	$0.43	$0.21	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.29)	$(0.31)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$9.82	$9.61	$9.63	$9.51	$9.62
Total return (%) (r)(s)(t)(x)	3.51(n)	2.79	4.67	2.15	(0.42)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.72	0.75	0.74	0.75(c)
Expenses after expense reductions (f)	0.71(a)	0.71	0.74	0.74	0.75(c)
Net investment income (loss)	2.57(a)	2.96	3.63	3.29	3.44(c)
Portfolio turnover	12(n)	30	16	11	14
Net assets at end of period (000 omitted)	$12,094	$11,374	$8,672	$6,540	$4,646
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.61	$9.63	$9.51	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.35	$0.21
Net realized and unrealized gain (loss)	0.21	(0.01)	0.09	(0.24)
Total from investment operations	$0.34	$0.28	$0.44	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.30)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$9.82	$9.61	$9.63	$9.51
Total return (%) (r)(s)(t)(x)	3.55(n)	2.85	4.74	(0.36)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.66	0.68	0.71(a)
Expenses after expense reductions (f)	0.64(a)	0.65	0.67	0.70(a)
Net investment income (loss)	2.62(a)	2.95	3.71	3.33(a)
Portfolio turnover	12(n)	30	16	11
Net assets at end of period (000 omitted)	$2,777	$2,384	$867	$560

See Notes to Financial Statements
88

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
89

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.93	$11.00	$10.87	$10.93	$11.31	$11.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.31	$0.40	$0.40	$0.41(c)	$0.43
Net realized and unrealized gain (loss)	0.18	(0.08)	0.11	(0.08)	(0.39)	0.01
Total from investment operations	$0.33	$0.23	$0.51	$0.32	$0.02	$0.44
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.38)	$(0.38)	$(0.40)	$(0.38)
Net asset value, end of period (x)	$11.11	$10.93	$11.00	$10.87	$10.93	$11.31
Total return (%) (r)(s)(t)(x)	3.00(n)	2.08	4.82	2.89	0.15(c)	4.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88(a)	0.88	0.89	0.89	0.89(c)	0.88
Expenses after expense reductions (f)	0.85(a)	0.86	0.88	0.88	0.88(c)	0.87
Net investment income (loss)	2.63(a)	2.73	3.75	3.60	3.68(c)	3.84
Portfolio turnover	19(n)	25	17	23	28	13
Net assets at end of period (000 omitted)	$165,047	$174,514	$154,803	$143,689	$124,890	$169,905
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.90	$10.97	$10.84	$10.90	$11.28	$11.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.22	$0.32	$0.32	$0.33(c)	$0.34
Net realized and unrealized gain (loss)	0.18	(0.07)	0.11	(0.09)	(0.40)	0.02
Total from investment operations	$0.28	$0.15	$0.43	$0.23	$(0.07)	$0.36
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.22)	$(0.30)	$(0.29)	$(0.31)	$(0.30)
Net asset value, end of period (x)	$11.08	$10.90	$10.97	$10.84	$10.90	$11.28
Total return (%) (r)(s)(t)(x)	2.61(n)	1.32	4.05	2.12	(0.60)(c)	3.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.63	1.64	1.64	1.64(c)	1.63
Expenses after expense reductions (f)	1.61(a)	1.62	1.63	1.64	1.63(c)	1.63
Net investment income (loss)	1.88(a)	2.00	3.01	2.87	2.94(c)	3.10
Portfolio turnover	19(n)	25	17	23	28	13
Net assets at end of period (000 omitted)	$1,588	$2,193	$2,876	$3,980	$5,032	$5,398
See Notes to Financial Statements
90

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.91	$10.98	$10.86	$10.92	$11.30	$11.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.22	$0.32	$0.31	$0.33(c)	$0.34
Net realized and unrealized gain (loss)	0.18	(0.07)	0.10	(0.08)	(0.39)	0.03
Total from investment operations	$0.28	$0.15	$0.42	$0.23	$(0.06)	$0.37
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.22)	$(0.30)	$(0.29)	$(0.32)	$(0.30)
Net asset value, end of period (x)	$11.09	$10.91	$10.98	$10.86	$10.92	$11.30
Total return (%) (r)(s)(t)(x)	2.61(n)	1.32	3.95	2.12	(0.60)(c)	3.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.63	1.64	1.64	1.64(c)	1.63
Expenses after expense reductions (f)	1.60(a)	1.62	1.63	1.64	1.63(c)	1.62
Net investment income (loss)	1.88(a)	1.98	2.99	2.85	2.94(c)	3.09
Portfolio turnover	19(n)	25	17	23	28	13
Net assets at end of period (000 omitted)	$14,313	$15,471	$16,953	$22,932	$25,246	$26,751
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.66	$9.73	$9.61	$9.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.30	$0.38	$0.38	$0.39(c)
Net realized and unrealized gain (loss)	0.16	(0.08)	0.10	(0.08)	(0.34)
Total from investment operations	$0.30	$0.22	$0.48	$0.30	$0.05
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.29)	$(0.36)	$(0.36)	$(0.38)
Net asset value, end of period (x)	$9.82	$9.66	$9.73	$9.61	$9.67
Total return (%) (r)(s)(t)(x)	3.13(n)	2.25	5.13	3.07	0.49(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63(a)	0.63	0.64	0.64	0.64(c)
Expenses after expense reductions (f)	0.61(a)	0.62	0.63	0.64	0.64(c)
Net investment income (loss)	2.87(a)	2.97	3.99	3.84	3.97(c)
Portfolio turnover	19(n)	25	17	23	28
Net assets at end of period (000 omitted)	$91,014	$83,586	$68,415	$57,349	$50,414
See Notes to Financial Statements
91

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.66	$9.73	$9.61	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.30	$0.39	$0.24
Net realized and unrealized gain (loss)	0.16	(0.07)	0.10	(0.23)
Total from investment operations	$0.30	$0.23	$0.49	$0.01
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.30)	$(0.37)	$(0.23)
Net asset value, end of period (x)	$9.82	$9.66	$9.73	$9.61
Total return (%) (r)(s)(t)(x)	3.16(n)	2.31	5.19	0.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56(a)	0.56	0.57	0.60(a)
Expenses after expense reductions (f)	0.54(a)	0.55	0.57	0.59(a)
Net investment income (loss)	2.93(a)	3.01	4.04	3.80(a)
Portfolio turnover	19(n)	25	17	23
Net assets at end of period (000 omitted)	$4,019	$3,092	$1,914	$1,293
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
92

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$11.45	$11.59	$11.48	$11.59	$12.01	$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.40	$0.40	$0.41(c)	$0.42
Net realized and unrealized gain (loss)	0.32	(0.13)	0.07	(0.14)	(0.42)	(0.01)
Total from investment operations	$0.46	$0.19	$0.47	$0.26	$(0.01)	$0.41
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.33)	$(0.36)	$(0.37)	$(0.41)	$(0.40)
Net asset value, end of period (x)	$11.77	$11.45	$11.59	$11.48	$11.59	$12.01
Total return (%) (r)(s)(t)(x)	4.05(n)	1.55	4.23	2.28	(0.14)(c)	3.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85(a)	0.85	0.86	0.87	0.87(c)	0.87
Expenses after expense reductions (f)	0.83(a)	0.83	0.85	0.86	0.86(c)	0.86
Net investment income (loss)	2.46(a)	2.72	3.53	3.39	3.48(c)	3.52
Portfolio turnover	11(n)	28	19	12	22	9
Net assets at end of period (000 omitted)	$346,036	$326,916	$295,515	$283,545	$263,433	$289,167
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$11.44	$11.57	$11.46	$11.58	$11.99	$11.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.24	$0.32	$0.31	$0.32(c)	$0.33
Net realized and unrealized gain (loss)	0.32	(0.13)	0.07	(0.14)	(0.41)	(0.01)
Total from investment operations	$0.42	$0.11	$0.39	$0.17	$(0.09)	$0.32
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.24)	$(0.28)	$(0.29)	$(0.32)	$(0.31)
Net asset value, end of period (x)	$11.76	$11.44	$11.57	$11.46	$11.58	$11.99
Total return (%) (r)(s)(t)(x)	3.67(n)	0.88	3.46	1.43	(0.81)(c)	2.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60(a)	1.61	1.62	1.62	1.62(c)	1.62
Expenses after expense reductions (f)	1.58(a)	1.59	1.61	1.62	1.61(c)	1.61
Net investment income (loss)	1.74(a)	2.01	2.78	2.65	2.73(c)	2.78
Portfolio turnover	11(n)	28	19	12	22	9
Net assets at end of period (000 omitted)	$520	$788	$1,299	$2,288	$3,303	$4,213
See Notes to Financial Statements
93

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$11.45	$11.58	$11.47	$11.59	$12.00	$11.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.23	$0.32	$0.31	$0.32(c)	$0.33
Net realized and unrealized gain (loss)	0.32	(0.12)	0.07	(0.14)	(0.41)	(0.01)
Total from investment operations	$0.42	$0.11	$0.39	$0.17	$(0.09)	$0.32
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.24)	$(0.28)	$(0.29)	$(0.32)	$(0.31)
Net asset value, end of period (x)	$11.77	$11.45	$11.58	$11.47	$11.59	$12.00
Total return (%) (r)(s)(t)(x)	3.66(n)	0.88	3.45	1.42	(0.81)(c)	2.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59(a)	1.61	1.62	1.62	1.62(c)	1.62
Expenses after expense reductions (f)	1.58(a)	1.59	1.61	1.62	1.61(c)	1.61
Net investment income (loss)	1.71(a)	1.96	2.78	2.64	2.73(c)	2.77
Portfolio turnover	11(n)	28	19	12	22	9
Net assets at end of period (000 omitted)	$39,770	$45,135	$38,639	$53,117	$57,868	$57,161
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.55	$9.66	$9.57	$9.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.36	$0.35	$0.37(c)
Net realized and unrealized gain (loss)	0.26	(0.10)	0.06	(0.10)	(0.34)
Total from investment operations	$0.39	$0.19	$0.42	$0.25	$0.03
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.30)	$(0.33)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$9.81	$9.55	$9.66	$9.57	$9.66
Total return (%) (r)(s)(t)(x)	4.10(n)	1.87	4.46	2.54	0.23(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60(a)	0.60	0.61	0.62	0.62(c)
Expenses after expense reductions (f)	0.58(a)	0.59	0.60	0.61	0.62(c)
Net investment income (loss)	2.69(a)	2.95	3.77	3.62	3.71(c)
Portfolio turnover	11(n)	28	19	12	22
Net assets at end of period (000 omitted)	$99,306	$83,861	$58,802	$45,147	$38,561
See Notes to Financial Statements
94

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.55	$9.66	$9.57	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.30	$0.37	$0.23
Net realized and unrealized gain (loss)	0.26	(0.11)	0.05	(0.22)
Total from investment operations	$0.39	$0.19	$0.42	$0.01
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.30)	$(0.33)	$(0.22)
Net asset value, end of period (x)	$9.81	$9.55	$9.66	$9.57
Total return (%) (r)(s)(t)(x)	4.14(n)	1.94	4.54	0.15(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.53	0.54	0.55(a)
Expenses after expense reductions (f)	0.51(a)	0.52	0.53	0.55(a)
Net investment income (loss)	2.77(a)	3.01	3.85	3.64(a)
Portfolio turnover	11(n)	28	19	12
Net assets at end of period (000 omitted)	$27,038	$24,040	$16,161	$13,198
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
95

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.24	$10.26	$10.15	$10.19	$10.50	$10.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.33	$0.40	$0.40	$0.38	$0.39
Net realized and unrealized gain (loss)	0.22	(0.02)	0.07	(0.07)	(0.32)	0.03
Total from investment operations	$0.37	$0.31	$0.47	$0.33	$0.06	$0.42
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.33)	$(0.36)	$(0.37)	$(0.37)	$(0.36)
Net asset value, end of period (x)	$10.46	$10.24	$10.26	$10.15	$10.19	$10.50
Total return (%) (r)(s)(t)(x)	3.59(n)	2.97	4.73	3.29	0.57	4.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.94	0.96	0.97	0.96	0.94
Expenses after expense reductions (f)	0.76(a)	0.78	0.80	0.81	0.80	0.79
Net investment income (loss)	2.79(a)	3.13	3.91	3.90	3.64	3.73
Portfolio turnover	13(n)	17	16	16	15	16
Net assets at end of period (000 omitted)	$130,182	$117,575	$105,777	$99,319	$98,907	$115,732
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.27	$10.29	$10.18	$10.21	$10.52	$10.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.25	$0.32	$0.32	$0.30	$0.31
Net realized and unrealized gain (loss)	0.22	(0.02)	0.07	(0.05)	(0.32)	0.02
Total from investment operations	$0.33	$0.23	$0.39	$0.27	$(0.02)	$0.33
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.25)	$(0.28)	$(0.30)	$(0.29)	$(0.28)
Net asset value, end of period (x)	$10.49	$10.27	$10.29	$10.18	$10.21	$10.52
Total return (%) (r)(s)(t)(x)	3.20(n)	2.21	3.95	2.62	(0.19)	3.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.69	1.71	1.72	1.71	1.69
Expenses after expense reductions (f)	1.51(a)	1.53	1.55	1.56	1.56	1.54
Net investment income (loss)	2.07(a)	2.40	3.15	3.15	2.87	2.96
Portfolio turnover	13(n)	17	16	16	15	16
Net assets at end of period (000 omitted)	$1,166	$1,507	$2,373	$3,462	$4,740	$5,647
See Notes to Financial Statements
96

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.76	$9.78	$9.67	$9.71	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.38	$0.39	$0.36
Net realized and unrealized gain (loss)	0.20	(0.02)	0.08	(0.07)	(0.29)
Total from investment operations	$0.34	$0.30	$0.46	$0.32	$0.07
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.35)	$(0.36)	$(0.36)
Net asset value, end of period (x)	$9.96	$9.76	$9.78	$9.67	$9.71
Total return (%) (r)(s)(t)(x)	3.54(n)	3.06	4.88	3.37	0.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.69	0.71	0.71	0.74
Expenses after expense reductions (f)	0.67(a)	0.68	0.70	0.71	0.73
Net investment income (loss)	2.90(a)	3.21	4.00	3.99	3.69
Portfolio turnover	13(n)	17	16	16	15
Net assets at end of period (000 omitted)	$28,644	$26,064	$20,253	$20,579	$19,388
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.76	$9.78	$9.67	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.33	$0.40	$0.26
Net realized and unrealized gain (loss)	0.21	(0.02)	0.07	(0.18)
Total from investment operations	$0.36	$0.31	$0.47	$0.08
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.33)	$(0.36)	$(0.25)
Net asset value, end of period (x)	$9.97	$9.76	$9.78	$9.67
Total return (%) (r)(s)(t)(x)	3.68(n)	3.13	4.94	0.78(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.61	0.64	0.67(a)
Expenses after expense reductions (f)	0.60(a)	0.60	0.63	0.66(a)
Net investment income (loss)	2.97(a)	3.28	4.13	4.02(a)
Portfolio turnover	13(n)	17	16	16
Net assets at end of period (000 omitted)	$13,115	$13,031	$10,736	$1,205

See Notes to Financial Statements
97

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
98

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$11.94	$11.97	$11.83	$11.91	$12.35	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.33	$0.41	$0.38	$0.39(c)	$0.39
Net realized and unrealized gain (loss)	0.26	(0.04)	0.10	(0.09)	(0.46)	0.03
Total from investment operations	$0.40	$0.29	$0.51	$0.29	$(0.07)	$0.42
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.37)	$(0.37)	$(0.37)	$(0.36)
Net asset value, end of period (x)	$12.20	$11.94	$11.97	$11.83	$11.91	$12.35
Total return (%) (r)(s)(t)(x)	3.35(n)	2.44	4.39	2.41	(0.56)(c)	3.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87(a)	0.88	0.90	0.91	0.90(c)	0.89
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.83(c)	0.85
Net investment income (loss)	2.28(a)	2.68	3.49	3.20	3.19(c)	3.17
Portfolio turnover	11(n)	22	14	15	19	8
Net assets at end of period (000 omitted)	$202,352	$192,059	$156,427	$159,257	$169,953	$176,282
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$11.93	$11.97	$11.82	$11.90	$12.34	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.24	$0.32	$0.29	$0.30(c)	$0.29
Net realized and unrealized gain (loss)	0.26	(0.05)	0.11	(0.09)	(0.46)	0.04
Total from investment operations	$0.36	$0.19	$0.43	$0.20	$(0.16)	$0.33
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.23)	$(0.28)	$(0.28)	$(0.28)	$(0.27)
Net asset value, end of period (x)	$12.20	$11.93	$11.97	$11.82	$11.90	$12.34
Total return (%) (r)(s)(t)(x)	3.06(n)	1.59	3.70	1.64	(1.31)(c)	2.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.64	1.65	1.66	1.65(c)	1.65
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59(c)	1.61
Net investment income (loss)	1.59(a)	1.96	2.74	2.46	2.44(c)	2.42
Portfolio turnover	11(n)	22	14	15	19	8
Net assets at end of period (000 omitted)	$359	$1,200	$1,955	$2,718	$3,777	$4,238
See Notes to Financial Statements
99

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.67	$9.70	$9.58	$9.65	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.29	$0.36	$0.33	$0.34(c)
Net realized and unrealized gain (loss)	0.22	(0.03)	0.08	(0.08)	(0.36)
Total from investment operations	$0.34	$0.26	$0.44	$0.25	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.29)	$(0.32)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$9.89	$9.67	$9.70	$9.58	$9.65
Total return (%) (r)(s)(t)(x)	3.57(n)	2.63	4.71	2.60	(0.21)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.63	0.65	0.66	0.65(c)
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59(c)
Net investment income (loss)	2.51(a)	2.92	3.74	3.44	3.45(c)
Portfolio turnover	11(n)	22	14	15	19
Net assets at end of period (000 omitted)	$46,872	$35,189	$28,182	$21,954	$12,140
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.67	$9.70	$9.58	$9.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.36	$0.23
Net realized and unrealized gain (loss)	0.22	(0.03)	0.09	(0.22)
Total from investment operations	$0.35	$0.26	$0.45	$0.01
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.29)	$(0.33)	$(0.22)
Net asset value, end of period (x)	$9.89	$9.67	$9.70	$9.58
Total return (%) (r)(s)(t)(x)	3.60(n)	2.68	4.77	0.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56(a)	0.57	0.58	0.60(a)
Expenses after expense reductions (f)	0.53(a)	0.53	0.52	0.52(a)
Net investment income (loss)	2.58(a)	2.95	3.81	3.53(a)
Portfolio turnover	11(n)	22	14	15
Net assets at end of period (000 omitted)	$11,149	$8,892	$4,341	$2,605

See Notes to Financial Statements
100

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
101

Financial Highlights − continued
MFS TENNESSEE MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.17	$10.36	$10.23	$10.36	$10.70	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.31	$0.36	$0.35	$0.36(c)	$0.34
Net realized and unrealized gain (loss)	0.25	(0.19)	0.09	(0.15)	(0.36)	0.01
Total from investment operations	$0.38	$0.12	$0.45	$0.20	$0.00(w)	$0.35
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.31)	$(0.32)	$(0.33)	$(0.34)	$(0.32)
Net asset value, end of period (x)	$10.42	$10.17	$10.36	$10.23	$10.36	$10.70
Total return (%) (r)(s)(t)(x)	3.79(n)	1.13	4.52	1.92	(0.01)(c)	3.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98(a)	0.98	0.98	0.98	0.96(c)	0.95
Expenses after expense reductions (f)	0.86(a)	0.87	0.88	0.88	0.87(c)	0.90
Net investment income (loss)	2.58(a)	3.00	3.50	3.32	3.42(c)	3.17
Portfolio turnover	11(n)	34	13	18	11	14
Net assets at end of period (000 omitted)	$72,807	$71,672	$70,930	$84,131	$90,616	$105,722
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.17	$10.35	$10.22	$10.35	$10.69	$10.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.24	$0.28	$0.27	$0.28(c)	$0.26
Net realized and unrealized gain (loss)	0.25	(0.18)	0.10	(0.15)	(0.36)	0.01
Total from investment operations	$0.34	$0.06	$0.38	$0.12	$(0.08)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.24)	$(0.25)	$(0.25)	$(0.26)	$(0.24)
Net asset value, end of period (x)	$10.42	$10.17	$10.35	$10.22	$10.35	$10.69
Total return (%) (r)(s)(t)(x)	3.40(n)	0.48	3.75	1.16	(0.76)(c)	2.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73(a)	1.73	1.73	1.73	1.71(c)	1.70
Expenses after expense reductions (f)	1.61(a)	1.62	1.63	1.63	1.62(c)	1.65
Net investment income (loss)	1.83(a)	2.32	2.73	2.57	2.67(c)	2.42
Portfolio turnover	11(n)	34	13	18	11	14
Net assets at end of period (000 omitted)	$215	$228	$677	$1,230	$1,418	$1,827
See Notes to Financial Statements
102

Financial Highlights − continued
MFS TENNESSEE MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.51	$9.68	$9.56	$9.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.36	$0.35	$0.36(c)
Net realized and unrealized gain (loss)	0.23	(0.17)	0.08	(0.14)	(0.34)
Total from investment operations	$0.37	$0.15	$0.44	$0.21	$0.02
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$9.74	$9.51	$9.68	$9.56	$9.68
Total return (%) (r)(s)(t)(x)	3.87(n)	1.46	4.75	2.18	0.19(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73(a)	0.73	0.73	0.73	0.74(c)
Expenses after expense reductions (f)	0.61(a)	0.62	0.63	0.63	0.62(c)
Net investment income (loss)	2.82(a)	3.25	3.77	3.56	3.68(c)
Portfolio turnover	11(n)	34	13	18	11
Net assets at end of period (000 omitted)	$25,088	$23,156	$23,310	$17,243	$18,416
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.50	$9.67	$9.55	$9.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.36	$0.23
Net realized and unrealized gain (loss)	0.23	(0.17)	0.09	(0.25)
Total from investment operations	$0.37	$0.15	$0.45	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.33)	$(0.22)
Net asset value, end of period (x)	$9.73	$9.50	$9.67	$9.55
Total return (%) (r)(s)(t)(x)	3.91(n)	1.54	4.84	(0.19)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.65	0.65	0.69(a)
Expenses after expense reductions (f)	0.53(a)	0.54	0.55	0.55(a)
Net investment income (loss)	2.90(a)	3.30	3.83	3.65(a)
Portfolio turnover	11(n)	34	13	18
Net assets at end of period (000 omitted)	$3,942	$3,777	$3,081	$3,024

See Notes to Financial Statements
103

Financial Highlights − continued
MFS TENNESSEE MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
104

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$11.07	$11.14	$10.98	$11.10	$11.51	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.33	$0.37	$0.38	$0.41(c)	$0.40
Net realized and unrealized gain (loss)	0.30	(0.08)	0.13	(0.14)	(0.42)	0.04
Total from investment operations	$0.45	$0.25	$0.50	$0.24	$(0.01)	$0.44
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.34)	$(0.36)	$(0.40)	$(0.37)
Net asset value, end of period (x)	$11.36	$11.07	$11.14	$10.98	$11.10	$11.51
Total return (%) (r)(s)(t)(x)	4.09(n)	2.22	4.67	2.13	(0.11)(c)	3.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.91	0.92	0.92	0.91(c)	0.89
Expenses after expense reductions (f)	0.82(a)	0.84	0.84	0.83	0.83(c)	0.84
Net investment income (loss)	2.63(a)	2.88	3.37	3.36	3.60(c)	3.52
Portfolio turnover	12(n)	24	15	15	13	9
Net assets at end of period (000 omitted)	$245,826	$235,639	$226,366	$221,291	$228,297	$251,733
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.80(a)	0.81	0.81	0.81	0.81(c)	0.83
See Notes to Financial Statements
105

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$11.06	$11.13	$10.98	$11.10	$11.50	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.24	$0.29	$0.29	$0.32(c)	$0.31
Net realized and unrealized gain (loss)	0.30	(0.07)	0.12	(0.14)	(0.41)	0.04
Total from investment operations	$0.41	$0.17	$0.41	$0.15	$(0.09)	$0.35
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.24)	$(0.26)	$(0.27)	$(0.31)	$(0.29)
Net asset value, end of period (x)	$11.35	$11.06	$11.13	$10.98	$11.10	$11.50
Total return (%) (r)(s)(t)(x)	3.70(n)	1.46	3.80	1.37	(0.77)(c)	3.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.66	1.67	1.67	1.66(c)	1.65
Expenses after expense reductions (f)	1.58(a)	1.59	1.60	1.59	1.58(c)	1.60
Net investment income (loss)	1.88(a)	2.14	2.62	2.61	2.82(c)	2.76
Portfolio turnover	12(n)	24	15	15	13	9
Net assets at end of period (000 omitted)	$526	$581	$755	$914	$1,118	$1,501
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56(a)	1.56	1.56	1.56	1.56(c)	1.58
See Notes to Financial Statements
106

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$11.06	$11.14	$10.98	$11.10	$11.51	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.24	$0.29	$0.29	$0.32(c)	$0.31
Net realized and unrealized gain (loss)	0.30	(0.08)	0.13	(0.14)	(0.42)	0.05
Total from investment operations	$0.41	$0.16	$0.42	$0.15	$(0.10)	$0.36
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.24)	$(0.26)	$(0.27)	$(0.31)	$(0.29)
Net asset value, end of period (x)	$11.35	$11.06	$11.14	$10.98	$11.10	$11.51
Total return (%) (r)(s)(t)(x)	3.70(n)	1.36	3.89	1.36	(0.86)(c)	3.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.66	1.67	1.67	1.66(c)	1.65
Expenses after expense reductions (f)	1.58(a)	1.59	1.60	1.59	1.58(c)	1.59
Net investment income (loss)	1.88(a)	2.13	2.62	2.61	2.85(c)	2.77
Portfolio turnover	12(n)	24	15	15	13	9
Net assets at end of period (000 omitted)	$15,744	$16,736	$17,665	$24,116	$26,034	$24,861
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56(a)	1.56	1.56	1.56	1.56(c)	1.58
See Notes to Financial Statements
107

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.62	$9.68	$9.55	$9.65	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31	$0.34	$0.35	$0.38(c)
Net realized and unrealized gain (loss)	0.26	(0.07)	0.11	(0.12)	(0.36)
Total from investment operations	$0.40	$0.24	$0.45	$0.23	$0.02
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.32)	$(0.33)	$(0.37)
Net asset value, end of period (x)	$9.87	$9.62	$9.68	$9.55	$9.65
Total return (%) (r)(s)(t)(x)	4.19(n)	2.47	4.82	2.42	0.21(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.66	0.67	0.67	0.67(c)
Expenses after expense reductions (f)	0.58(a)	0.59	0.60	0.59	0.58(c)
Net investment income (loss)	2.88(a)	3.12	3.61	3.60	3.83(c)
Portfolio turnover	12(n)	24	15	15	13
Net assets at end of period (000 omitted)	$81,396	$71,807	$57,139	$43,832	$39,856
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56(a)	0.56	0.56	0.56	0.56(c)
See Notes to Financial Statements
108

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.63	$9.69	$9.55	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31	$0.35	$0.23
Net realized and unrealized gain (loss)	0.26	(0.06)	0.12	(0.22)
Total from investment operations	$0.40	$0.25	$0.47	$0.01
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.33)	$(0.23)
Net asset value, end of period (x)	$9.88	$9.63	$9.69	$9.55
Total return (%) (r)(s)(t)(x)	4.23(n)	2.55	5.01	0.05(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56(a)	0.58	0.59	0.60(a)
Expenses after expense reductions (f)	0.50(a)	0.51	0.51	0.51(a)
Net investment income (loss)	2.95(a)	3.20	3.69	3.61(a)
Portfolio turnover	12(n)	24	15	15
Net assets at end of period (000 omitted)	$17,621	$14,286	$10,153	$6,196
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48(a)	0.48	0.48	0.48(a)
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
109

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.95	$10.98	$10.89	$11.01	$11.37	$11.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.33	$0.38	$0.37	$0.38(c)	$0.38
Net realized and unrealized gain (loss)	0.20	(0.03)	0.06	(0.13)	(0.38)	(0.02)
Total from investment operations	$0.35	$0.30	$0.44	$0.24	$0.00(w)	$0.36
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.33)	$(0.35)	$(0.36)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$11.15	$10.95	$10.98	$10.89	$11.01	$11.37
Total return (%) (r)(s)(t)(x)	3.17(n)	2.75	4.09	2.15	0.02(c)	3.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98(a)	0.98	0.98	0.97	0.95(c)	0.94
Expenses after expense reductions (f)	0.86(a)	0.86	0.86	0.86	0.86(c)	0.88
Net investment income (loss)	2.64(a)	3.00	3.53	3.34	3.38(c)	3.34
Portfolio turnover	15(n)	19	17	11	18	9
Net assets at end of period (000 omitted)	$96,605	$98,950	$98,510	$101,013	$111,179	$121,455
	Six months ended	Year ended
Class B	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.95	$10.98	$10.88	$11.00	$11.37	$11.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.25	$0.30	$0.29	$0.30(c)	$0.29
Net realized and unrealized gain (loss)	0.19	(0.03)	0.06	(0.14)	(0.39)	(0.01)
Total from investment operations	$0.30	$0.22	$0.36	$0.15	$(0.09)	$0.28
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.25)	$(0.26)	$(0.27)	$(0.28)	$(0.26)
Net asset value, end of period (x)	$11.15	$10.95	$10.98	$10.88	$11.00	$11.37
Total return (%) (r)(s)(t)(x)	2.78(n)	1.98	3.40	1.38	(0.81)(c)	2.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73(a)	1.73	1.73	1.72	1.70(c)	1.69
Expenses after expense reductions (f)	1.62(a)	1.62	1.62	1.62	1.62(c)	1.63
Net investment income (loss)	1.90(a)	2.28	2.77	2.58	2.63(c)	2.59
Portfolio turnover	15(n)	19	17	11	18	9
Net assets at end of period (000 omitted)	$107	$155	$494	$613	$866	$1,062
See Notes to Financial Statements
110

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17(i)
Net asset value, beginning of period	$9.64	$9.67	$9.58	$9.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.36	$0.35	$0.35(c)
Net realized and unrealized gain (loss)	0.17	(0.03)	0.06	(0.12)	(0.31)
Total from investment operations	$0.31	$0.29	$0.42	$0.23	$0.04
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.33)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$9.81	$9.64	$9.67	$9.58	$9.69
Total return (%) (r)(s)(t)(x)	3.23(n)	2.95	4.44	2.33	0.37(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73(a)	0.73	0.73	0.72	0.72(c)
Expenses after expense reductions (f)	0.62(a)	0.62	0.62	0.62	0.61(c)
Net investment income (loss)	2.85(a)	3.23	3.75	3.58	3.63(c)
Portfolio turnover	15(n)	19	17	11	18
Net assets at end of period (000 omitted)	$12,724	$7,545	$6,248	$7,038	$4,820
	Six months ended	Year ended
Class R6	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.63	$9.66	$9.58	$9.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.37	$0.24
Net realized and unrealized gain (loss)	0.18	(0.03)	0.04	(0.22)
Total from investment operations	$0.32	$0.29	$0.41	$0.02
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.33)	$(0.23)
Net asset value, end of period (x)	$9.81	$9.63	$9.66	$9.58
Total return (%) (r)(s)(t)(x)	3.38(n)	3.02	4.42	0.18(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.64	0.64	0.65(a)
Expenses after expense reductions (f)	0.54(a)	0.54	0.53	0.54(a)
Net investment income (loss)	2.95(a)	3.27	3.87	3.67(a)
Portfolio turnover	15(n)	19	17	11
Net assets at end of period (000 omitted)	$794	$715	$246	$130

See Notes to Financial Statements
111

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
112

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each fund is a diversified series with the exception of Mississippi Fund and West Virginia Fund which are non-diversified.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on each fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
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The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2020 in valuing each fund's assets or liabilities:
	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$101,546,892	$—	$101,546,892
U.S. Corporate Bonds	—	88,546	—	88,546
Mutual Funds	1,821,637	—	—	1,821,637
Total	$1,821,637	$101,635,438	$—	$103,457,075
Other Financial Instruments
Futures Contracts – Assets	$1,156	$—	$—	$1,156
New York Fund
Financial Instruments
Municipal Bonds	$—	$267,528,361	$—	$267,528,361
U.S. Corporate Bonds	—	295,154	—	295,154
Mutual Funds	1,389,556	—	—	1,389,556
Total	$1,389,556	$267,823,515	$—	$269,213,071
North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$510,552,767	$—	$510,552,767
U.S. Corporate Bonds	—	501,762	—	501,762
Mutual Funds	657,208	—	—	657,208
Total	$657,208	$511,054,529	$—	$511,711,737
Other Financial Instruments
Futures Contracts – Assets	$11,563	$—	$—	$11,563
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Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$167,031,397	$—	$167,031,397
U.S. Corporate Bonds	—	147,577	—	147,577
Mutual Funds	5,115,889	—	—	5,115,889
Total	$5,115,889	$167,178,974	$—	$172,294,863
South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$249,867,579	$—	$249,867,579
U.S. Corporate Bonds	—	236,123	—	236,123
Mutual Funds	9,227,118	—	—	9,227,118
Total	$9,227,118	$250,103,702	$—	$259,330,820
Tennessee Fund
Financial Instruments
Municipal Bonds	$—	$100,749,026	$—	$100,749,026
U.S. Corporate Bonds	—	118,062	—	118,062
Mutual Funds	803,565	—	—	803,565
Total	$803,565	$100,867,088	$—	$101,670,653
Other Financial Instruments
Futures Contracts – Assets	$1,156	$—	$—	$1,156
Virginia Fund
Financial Instruments
Municipal Bonds	$—	$354,116,663	$—	$354,116,663
U.S. Corporate Bonds	—	354,185	—	354,185
Mutual Funds	4,385,766	—	—	4,385,766
Total	$4,385,766	$354,470,848	$—	$358,856,614
Other Financial Instruments
Futures Contracts – Assets	$6,938	$—	$—	$6,938
West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$106,603,892	$—	$106,603,892
U.S. Corporate Bonds	—	118,062	—	118,062
Mutual Funds	1,737,118	—	—	1,737,118
Total	$1,737,118	$106,721,954	$—	$108,459,072
Other Financial Instruments
Futures Contracts – Liabilities	$(3,113)	$—	$—	$(3,113)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The funds use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the funds during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The funds may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The funds' period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
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The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the funds at September 30, 2020 as reported in the Statements of Assets and Liabilities:
			Fair Value (a)
Fund	Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Mississippi Fund	Interest Rate	Interest Rate Futures	$1,156	$—
North Carolina Fund	Interest Rate	Interest Rate Futures	11,563	—
Tennessee Fund	Interest Rate	Interest Rate Futures	1,156	—
Virginia Fund	Interest Rate	Interest Rate Futures	6,938	—
West Virginia Fund	Interest Rate	Interest Rate Futures	—	(3,113)
(a) Values presented in this table for futures contracts correspond to the values reported in the funds' Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the funds' Statements of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the funds for the six months ended September 30, 2020 as reported in the Statements of Operations:
Fund	Risk	Futures Contracts
Mississippi Fund	Interest Rate	$(117,782)
New York Fund	Interest Rate	(154,172)
North Carolina Fund	Interest Rate	(823,622)
Pennsylvania Fund	Interest Rate	(167,610)
South Carolina Fund	Interest Rate	16,798
Tennessee Fund	Interest Rate	(88,618)
Virginia Fund	Interest Rate	(612,335)
West Virginia Fund	Interest Rate	181,650
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the funds for the six months ended September 30, 2020 as reported in the Statements of Operations:
Fund	Risk	Futures Contracts
Mississippi Fund	Interest Rate	$133,541
New York Fund	Interest Rate	180,524
North Carolina Fund	Interest Rate	974,358
Pennsylvania Fund	Interest Rate	180,524
Tennessee Fund	Interest Rate	121,505
Virginia Fund	Interest Rate	729,034
West Virginia Fund	Interest Rate	(175,404)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund's credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover each fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as
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restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The funds may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statements of Operations.
Futures Contracts — The funds entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Inverse Floaters — The Virginia Fund invests in municipal inverse floating rate securities which are structured by the Virginia Fund utilizing the fund's municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the Virginia Fund transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the Virginia Fund. Such self-deposited inverse floaters held by the Virginia Fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the Virginia Fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the Virginia Fund in its Statements of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates”. The carrying value of the Virginia Fund’s payable to the holders of the floating rate certificates as reported in the Virginia Fund’s Statements of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2020, the Virginia Fund’s payable to the holders of the floating rate certificates was $5,001,314 and the weighted average interest rate on the settled floating rate certificates issued by the trust was 0.16%. For the six months ended September 30, 2020, the average payable to the holders of the settled floating rate certificates was $5,001,330 at a weighted average interest rate of 0.84%. Interest expense and fees include interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2020, interest expense and fees relate to self-deposited inverse floaters amounted to $27,906 and are included in “Interest expense and fees” in the Statements of Operations.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
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Each fund may purchase or sell debt securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, each fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2020, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and derivative transactions, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/20	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$8,988	$135,659	$208,491	$80,724	$48,199	$27,122	$190,368	$12,404
Tax-exempt income	2,728,570	7,293,171	12,351,993	4,748,912	5,813,121	3,012,776	9,276,121	3,254,631
Total distributions	$2,737,558	$7,428,830	$12,560,484	$4,829,636	$5,861,320	$3,039,898	$9,466,489	$3,267,035
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/20	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$97,430,363	$256,599,684	$486,247,215	$163,468,594
Gross appreciation	6,424,519	14,490,206	27,727,246	9,581,248
Gross depreciation	(397,807)	(1,876,819)	(2,262,724)	(754,979)
Net unrealized appreciation (depreciation)	$6,026,712	$12,613,387	$25,464,522	$8,826,269
As of 3/31/20
Undistributed ordinary income	26,771	85,903	364,522	20,403
Undistributed tax-exempt income	339,834	744,828	1,178,742	576,252
Capital loss carryforwards	(3,498,568)	(4,439,176)	(15,719,206)	(3,261,919)
Other temporary differences	(215,086)	(626,229)	(1,046,650)	(402,247)
Net unrealized appreciation (depreciation)	4,041,700	8,636,202	11,875,680	5,760,187
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As of 9/30/20	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$248,626,263	$97,269,716	$337,487,398	$103,166,104
Gross appreciation	11,893,243	4,953,885	19,717,458	5,669,987
Gross depreciation	(1,188,686)	(552,948)	(3,349,556)	(377,019)
Net unrealized appreciation (depreciation)	$10,704,557	$4,400,937	$16,367,902	$5,292,968
As of 3/31/20
Undistributed ordinary income	53,021	13,991	302,302	28,503
Undistributed tax-exempt income	648,904	801,701	1,080,503	377,008
Capital loss carryforwards	(6,316,790)	(3,646,740)	(9,407,999)	(3,789,853)
Other temporary differences	(518,770)	(234,069)	(821,119)	(275,633)
Net unrealized appreciation (depreciation)	5,475,347	2,005,268	7,860,609	3,159,503
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2020, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,457,393)	$(4,105,239)	$(12,436,549)	$(3,053,544)	$(4,260,497)	$(2,457,059)	$(5,329,857)	$(1,720,267)
Long-Term	(2,041,175)	(333,937)	(3,282,657)	(208,375)	(2,056,293)	(1,189,681)	(4,078,142)	(2,069,586)
Total	$(3,498,568)	$(4,439,176)	$(15,719,206)	$(3,261,919)	$(6,316,790)	$(3,646,740)	$(9,407,999)	$(3,789,853)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six Months Ended 9/30/20	Year Ended 3/31/20	Six Months Ended 9/30/20	Year Ended 3/31/20	Six Months Ended 9/30/20	Year Ended 3/31/20	Six Months Ended 9/30/20	Year Ended 3/31/20
Class A	$1,082,905	$2,389,980	$2,212,690	$4,661,295	$4,089,779	$8,874,823	$1,724,695	$3,595,955
Class B	3,111	14,406	18,348	50,871	5,935	22,162	13,834	49,173
Class C	—	—	143,089	343,835	357,964	849,632	—	—
Class I	150,715	293,990	1,245,514	2,291,148	1,193,071	2,168,796	392,722	772,775
Class R6	33,821	39,182	52,757	81,681	347,092	645,071	192,033	411,733
Total	$1,270,552	$2,737,558	$3,672,398	$7,428,830	$5,993,841	$12,560,484	$2,323,284	$4,829,636
	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six Months Ended 9/30/20	Year Ended 3/31/20	Six Months Ended 9/30/20	Year Ended 3/31/20	Six Months Ended 9/30/20	Year Ended 3/31/20	Six Months Ended 9/30/20	Year Ended 3/31/20
Class A	$2,227,204	$4,684,189	$934,560	$2,141,360	$3,443,105	$6,697,032	$1,292,725	$3,006,955
Class B	7,129	33,930	2,044	10,808	5,946	13,397	1,312	6,765
Class C	—	—	—	—	169,590	354,559	—	—
Class I	512,847	933,765	340,407	771,032	1,148,050	2,013,065	136,404	237,273
Class R6	126,653	209,436	54,304	116,698	252,611	388,436	10,840	16,042
Total	$2,873,833	$5,861,320	$1,331,315	$3,039,898	$5,019,302	$9,466,489	$1,441,281	$3,267,035
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(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2020, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$5,747	$15,538	$28,007	$9,284	$13,994	$5,688	$19,732	$6,154
The management fee incurred for the six months ended September 30, 2020 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.84%	0.84%	0.86%	0.81%	0.87%
Class B	1.59%	1.59%	1.61%	1.56%	1.62%
Class C	1.59%	N/A	N/A	1.56%	N/A
Class I	0.59%	0.59%	0.61%	0.56%	0.62%
Class R6	0.52%	0.53%	0.54%	0.49%	0.55%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2021. For the six months ended September 30, 2020, these reductions amounted to the following for the South Carolina Fund, the Tennessee Fund, the Virginia Fund, and the West Virginia Fund and are included in the reduction of total expenses in the Statements of Operations:
South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$19,561	$56,018	$89,519	$52,336
For the six months ended September 30, 2020, the North Carolina Fund’s actual operating expenses did not exceed the limit described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
For the period from April 1, 2020 through July 31, 2020, the investment adviser had agreed in writing to pay a portion of the New York Fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses did not exceed the following rates annually of the New York Fund’s average daily net assets:
New York Fund
Class A	0.90%
Class B	1.65%
Class C	1.65%
Class I	0.65%
Class R6	0.60%
This written agreement terminated on July 31, 2020. For the period from April 1, 2020 through July 31, 2020, the New York Fund’s actual operating expenses did not exceed the limit described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
120

Notes to Financial Statements (unaudited) - continued
Effective August 1, 2020, the investment adviser has agreed in writing to pay a portion of the New York Fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of the New York Fund's average daily net assets:
New York Fund
Class A	0.83%
Class B	1.58%
Class C	1.58%
Class I	0.58%
Class R6	0.53%
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2021. For the period from August 1, 2020 through September 30, 2020, this reduction amounted to $15,888, which is included in the reduction of total expenses in the Statements of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2020, as its portion of the initial sales charge on sales of Class A shares of each fund:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$3,704	$2,608	$11,057	$7,766	$7,403	$1,747	$5,176	$1,738
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$108,818
New York Fund	—	0.25%	0.25%	0.25%	209,443
North Carolina Fund	—	0.25%	0.25%	0.24%	421,289
Pennsylvania Fund	—	0.25%	0.25%	0.10%	153,611
South Carolina Fund	—	0.25%	0.25%	0.25%	244,656
Tennessee Fund	—	0.25%	0.25%	0.25%	90,619
Virginia Fund	—	0.25%	0.25%	0.25%	302,265
West Virginia Fund	—	0.25%	0.25%	0.24%	122,895
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$1,637
New York Fund	0.75%	0.25%	1.00%	1.00%	9,706
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	3,490
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	6,673
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	4,509
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	1,118
Virginia Fund	0.75%	0.25%	1.00%	1.00%	2,840
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	695
121

Notes to Financial Statements (unaudited) - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$75,911
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	213,191
Virginia Fund	0.75%	0.25%	1.00%	1.00%	81,168
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$110,455	$295,060	$637,970	$160,284	$249,165	$91,737	$386,273	$123,590
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2020, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$86	$3,011	$7,901	$236	$2,185	$432	$5,160	$3,283
Class C	N/A	—	14	N/A	N/A	N/A	64	N/A
Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2021. For the six months ended September 30, 2020, these reductions amounted to $65,291 and $409 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2021. For the six months ended September 30, 2020, these reductions amounted to $92,168 and $999 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2020, were as follows:
CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$—	$23,499	$13,877	$196	$5,109	$227	$6,222	$—
Class B	2	4,477	—	80	—	—	—	—
Class C	N/A	2,199	6,028	N/A	N/A	N/A	524	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2020, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$1,752	$9,679	$11,028	$9,074	$5,046	$1,932	$11,560	$2,845
Percentage of average daily net assets	0.0034%	0.0070%	0.0044%	0.0110%	0.0041%	0.0038%	0.0066%	0.0052%
122

Notes to Financial Statements (unaudited) - continued
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$31,774	$95,824	$172,534	$55,718	$73,272	$37,629	$134,984	$47,041
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2020 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0241%	0.0175%	0.0157%	0.0201%	0.0179%	0.0242%	0.0166%	0.0234%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Mississippi Fund, the New York Fund, the Pennsylvania Fund, and the Tennessee Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2020:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$117	$115	$115	$115
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$3,070	$3,106	$3,091	$3,105
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended September 30, 2020, purchases and sales of investments, other than short-term obligations, were as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$13,587,230	$51,140,965	$92,547,186	$31,509,529	$44,549,721	$13,665,790	$48,626,403	$16,922,335
Sales	$12,127,153	$54,556,757	$51,621,846	$20,496,046	$27,116,749	$10,876,412	$41,053,359	$15,436,302
123

Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Mississippi Fund				New York Fund
	Six Months Ended 9/30/20		Year ended 3/31/20		Six Months Ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	544,946	$5,325,473	1,609,474	$15,813,418	944,090	$10,303,953	3,965,636	$44,561,293
Class B	133	1,301	228	2,238	1,695	18,832	6,138	68,162
Class C	—	—	—	—	97,555	1,081,539	359,199	4,023,122
Class I	135,981	1,331,899	357,630	3,505,417	1,110,460	10,875,960	2,068,782	20,546,180
Class R6	43,682	426,335	197,206	1,945,776	110,552	1,070,071	194,696	1,937,054
	724,742	$7,085,008	2,164,538	$21,266,849	2,264,352	$23,350,355	6,594,451	$71,135,811
Shares issued to shareholders in reinvestment of distributions
Class A	104,435	$1,019,917	221,922	$2,175,719	171,346	$1,886,901	344,332	$3,870,583
Class B	174	1,678	1,088	10,673	1,380	15,149	3,848	43,101
Class C	—	—	—	—	11,448	125,944	26,470	297,128
Class I	13,531	131,901	26,854	262,939	118,174	1,151,808	215,636	2,143,920
Class R6	3,468	33,821	4,002	39,182	5,409	52,757	8,204	81,615
	121,608	$1,187,317	253,866	$2,488,513	307,757	$3,232,559	598,490	$6,436,347
Shares reacquired
Class A	(650,961)	$(6,336,922)	(1,075,513)	$(10,496,129)	(2,224,026)	$(24,324,355)	(2,414,814)	$(26,976,784)
Class B	(45,317)	(439,589)	(4,559)	(44,687)	(60,909)	(672,669)	(70,948)	(791,554)
Class C	—	—	—	—	(236,056)	(2,612,597)	(511,488)	(5,702,333)
Class I	(101,380)	(990,235)	(101,916)	(989,172)	(611,063)	(5,904,294)	(669,227)	(6,565,350)
Class R6	(12,413)	(120,538)	(43,200)	(406,770)	(26,670)	(257,752)	(79,743)	(775,117)
	(810,071)	$(7,887,284)	(1,225,188)	$(11,936,758)	(3,158,724)	$(33,771,667)	(3,746,220)	$(40,811,138)
Net change
Class A	(1,580)	$8,468	755,883	$7,493,008	(1,108,590)	$(12,133,501)	1,895,154	$21,455,092
Class B	(45,010)	(436,610)	(3,243)	(31,776)	(57,834)	(638,688)	(60,962)	(680,291)
Class C	—	—	—	—	(127,053)	(1,405,114)	(125,819)	(1,382,083)
Class I	48,132	473,565	282,568	2,779,184	617,571	6,123,474	1,615,191	16,124,750
Class R6	34,737	339,618	158,008	1,578,188	89,291	865,076	123,157	1,243,552
	36,279	$385,041	1,193,216	$11,818,604	(586,615)	$(7,188,753)	3,446,721	$36,761,020
	North Carolina Fund				Pennsylvania Fund
	Six Months Ended 9/30/20		Year ended 3/31/20		Six Months Ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	3,381,479	$39,318,979	6,788,880	$80,032,695	1,372,681	$14,265,322	2,172,639	$22,734,481
Class B	1,276	14,396	4,245	49,839	18	176	382	3,963
Class C	267,107	3,092,386	1,584,590	18,705,421	—	—	—	—
Class I	2,255,549	21,952,689	3,852,801	37,917,683	383,055	3,780,267	1,030,330	10,303,616
Class R6	461,324	4,472,881	1,261,947	12,392,720	251,136	2,470,582	544,560	5,436,073
	6,366,735	$68,851,331	13,492,463	$149,098,358	2,006,890	$20,516,347	3,747,911	$38,478,133
124

Notes to Financial Statements (unaudited) - continued
	North Carolina Fund − continued				Pennsylvania Fund − continued
	Six Months Ended 9/30/20		Year ended 3/31/20		Six Months Ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	327,263	$3,804,642	694,690	$8,197,079	155,266	$1,606,396	319,269	$3,344,338
Class B	484	5,610	1,810	21,317	1,263	13,077	4,474	46,954
Class C	29,040	337,059	66,234	781,059	—	—	—	—
Class I	106,068	1,028,395	187,525	1,845,285	33,192	327,038	62,461	623,485
Class R6	34,966	338,982	63,649	626,385	5,588	55,144	7,580	75,696
	497,821	$5,514,688	1,013,908	$11,471,125	195,309	$2,001,655	393,784	$4,090,473
Shares reacquired
Class A	(2,861,264)	$(33,270,980)	(4,439,963)	$(51,996,852)	(562,150)	$(5,824,318)	(1,319,609)	$(13,708,762)
Class B	(26,422)	(309,593)	(49,423)	(577,616)	(36,823)	(382,170)	(88,776)	(927,619)
Class C	(859,244)	(9,993,775)	(1,043,687)	(12,212,329)	—	—	—	—
Class I	(1,026,406)	(9,898,111)	(1,343,615)	(13,060,807)	(212,994)	(2,092,053)	(493,004)	(4,868,718)
Class R6	(259,286)	(2,500,867)	(480,389)	(4,610,843)	(276,071)	(2,700,361)	(314,896)	(3,182,501)
	(5,032,622)	$(55,973,326)	(7,357,077)	$(82,458,447)	(1,088,038)	$(10,998,902)	(2,216,285)	$(22,687,600)
Net change
Class A	847,478	$9,852,641	3,043,607	$36,232,922	965,797	$10,047,400	1,172,299	$12,370,057
Class B	(24,662)	(289,587)	(43,368)	(506,460)	(35,542)	(368,917)	(83,920)	(876,702)
Class C	(563,097)	(6,564,330)	607,137	7,274,151	—	—	—	—
Class I	1,335,211	13,082,973	2,696,711	26,702,161	203,253	2,015,252	599,787	6,058,383
Class R6	237,004	2,310,996	845,207	8,408,262	(19,347)	(174,635)	237,244	2,329,268
	1,831,934	$18,392,693	7,149,294	$78,111,036	1,114,161	$11,519,100	1,925,410	$19,881,006
	South Carolina Fund				Tennessee Fund
	Six Months Ended 9/30/20		Year ended 3/31/20		Six Months Ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,436,451	$17,440,640	4,128,135	$50,391,924	396,801	$4,092,894	938,422	$9,863,837
Class B	—	—	2,177	26,253	—	—	—	—
Class I	1,326,549	13,012,991	1,443,638	14,229,213	424,437	4,093,161	410,363	4,051,856
Class R6	255,124	2,506,926	566,629	5,590,195	72,871	696,675	117,452	1,148,762
	3,018,124	$32,960,557	6,140,579	$70,237,585	894,109	$8,882,730	1,466,237	$15,064,455
Shares issued to shareholders in reinvestment of distributions
Class A	177,371	$2,140,719	367,994	$4,484,749	81,908	$844,782	183,569	$1,929,258
Class B	593	7,129	2,765	33,666	163	1,680	937	9,837
Class I	45,084	441,377	80,487	794,670	34,319	330,883	77,085	757,213
Class R6	12,936	126,629	21,191	209,432	5,638	54,303	11,884	116,698
	235,984	$2,715,854	472,437	$5,522,517	122,028	$1,231,648	273,475	$2,813,006
Shares reacquired
Class A	(1,117,934)	$(13,541,019)	(1,472,666)	$(17,860,081)	(537,404)	$(5,532,535)	(926,056)	$(9,683,865)
Class B	(71,705)	(871,967)	(67,685)	(829,366)	(2,030)	(21,120)	(43,946)	(455,480)
Class I	(268,405)	(2,634,908)	(791,073)	(7,749,279)	(318,423)	(3,059,694)	(460,291)	(4,435,877)
Class R6	(59,655)	(581,683)	(116,057)	(1,128,204)	(70,930)	(672,941)	(50,437)	(489,001)
	(1,517,699)	$(17,629,577)	(2,447,481)	$(27,566,930)	(928,787)	$(9,286,290)	(1,480,730)	$(15,064,223)
125

Notes to Financial Statements (unaudited) - continued
	South Carolina Fund − continued				Tennessee Fund − continued
	Six Months Ended 9/30/20		Year ended 3/31/20		Six Months Ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	495,888	$6,040,340	3,023,463	$37,016,592	(58,695)	$(594,859)	195,935	$2,109,230
Class B	(71,112)	(864,838)	(62,743)	(769,447)	(1,867)	(19,440)	(43,009)	(445,643)
Class I	1,103,228	10,819,460	733,052	7,274,604	140,333	1,364,350	27,157	373,192
Class R6	208,405	2,051,872	471,763	4,671,423	7,579	78,037	78,899	776,459
	1,736,409	$18,046,834	4,165,535	$48,193,172	87,350	$828,088	258,982	$2,813,238
	Virginia Fund				West Virginia Fund
	Six Months Ended 9/30/20		Year ended 3/31/20		Six Months Ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,921,939	$32,676,332	3,791,249	$43,000,739	230,645	$2,555,018	742,514	$8,278,921
Class B	49	543	9,988	113,355	—	—	28	524
Class C	142,725	1,607,303	369,189	4,189,711	—	—	—	—
Class I	1,672,881	16,448,874	3,225,520	31,813,495	581,870	5,708,256	333,928	3,268,929
Class R6	403,311	3,928,977	616,171	6,068,979	14,181	137,452	56,296	553,127
	5,140,905	$54,662,029	8,012,117	$85,186,279	826,696	$8,400,726	1,132,766	$12,101,501
Shares issued to shareholders in reinvestment of distributions
Class A	268,729	$3,023,154	521,449	$5,911,974	111,489	$1,233,169	256,180	$2,854,273
Class B	479	5,390	1,073	12,150	119	1,309	578	6,432
Class C	13,052	146,669	27,297	309,296	—	—	—	—
Class I	101,839	995,975	178,923	1,763,250	10,881	106,146	19,163	187,924
Class R6	25,800	252,586	39,375	388,418	1,113	10,840	1,632	16,018
	409,899	$4,423,774	768,117	$8,385,088	123,602	$1,351,464	277,553	$3,064,647
Shares reacquired
Class A	(2,839,785)	$(31,725,070)	(3,334,484)	$(37,436,033)	(715,348)	$(7,955,149)	(931,124)	$(10,357,477)
Class B	(6,652)	(75,466)	(26,350)	(297,271)	(4,704)	(52,438)	(31,443)	(351,000)
Class C	(281,940)	(3,170,832)	(469,551)	(5,274,047)	—	—	—	—
Class I	(994,711)	(9,659,332)	(1,838,521)	(17,649,504)	(79,104)	(769,165)	(216,501)	(2,110,913)
Class R6	(129,510)	(1,251,309)	(218,932)	(2,121,986)	(8,582)	(81,996)	(9,139)	(89,892)
	(4,252,598)	$(45,882,009)	(5,887,838)	$(62,778,841)	(807,738)	$(8,858,748)	(1,188,207)	$(12,909,282)
Net change
Class A	350,883	$3,974,416	978,214	$11,476,680	(373,214)	$(4,166,962)	67,570	$775,717
Class B	(6,124)	(69,533)	(15,289)	(171,766)	(4,585)	(51,129)	(30,837)	(344,044)
Class C	(126,163)	(1,416,860)	(73,065)	(775,040)	—	—	—	—
Class I	780,009	7,785,517	1,565,922	15,927,241	513,647	5,045,237	136,590	1,345,940
Class R6	299,601	2,930,254	436,614	4,335,411	6,712	66,296	48,789	479,253
	1,298,206	$13,203,794	2,892,396	$30,792,526	142,560	$893,442	222,112	$2,256,866
Effective June 1, 2019, purchases of each fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary
126

Notes to Financial Statements (unaudited) - continued
financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2020, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations, with the exception of the Virginia Fund, whose commitment fee and interest expense are included in “Interest expense and fees” in the Statements of Operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$256	$726	$1,232	$403	$608	$263	$853	$286
Interest Expense	—	—	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2020, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Mississippi Fund	$3,902,197	$15,268,790	$17,349,032	$72	$(390)	$1,821,637
New York Fund	5,289,871	47,713,549	51,613,225	(742)	103	1,389,556
North Carolina Fund	11,538,961	74,173,412	85,054,367	(1,273)	475	657,208
Pennsylvania Fund	2,584,086	31,276,204	28,743,968	(744)	311	5,115,889
South Carolina Fund	4,914,196	43,403,212	39,089,236	(1,908)	854	9,227,118
Tennessee Fund	1,471,518	12,362,405	13,029,930	(534)	106	803,565
Virginia Fund	1,936,190	63,056,036	60,605,516	(591)	(353)	4,385,766
West Virginia Fund	781,988	15,727,577	14,772,185	(315)	53	1,737,118
	Dividend Income	Capital Gain Distributions
Mississippi Fund	$2,397	$—
New York Fund	5,179	—
North Carolina Fund	11,466	—
Pennsylvania Fund	4,181	—
South Carolina Fund	6,990	—
Tennessee Fund	2,219	—
Virginia Fund	5,389	—
West Virginia Fund	2,299	—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of each fund's investments and each fund's performance.
(9)  Subsequent Event
On October 2, 2020, the New York Fund, the North Carolina Fund, and the Virginia Fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020 any Class C shares that have an original purchase date of December 31, 2012 or earlier will automatically convert to Class A shares of the same fund. Please see each fund's prospectus for details.
127

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.
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Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.
MFS Mississippi Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
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Board Review of Investment Advisory Agreement - continued
MFS New York Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for the Fund effective August 1, 2020, which may not be changed without the Trustees’ approval.
MFS North Carolina Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
MFS Pennsylvania Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
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Board Review of Investment Advisory Agreement - continued
MFS South Carolina Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Tennessee Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
MFS Virginia Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
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Board Review of Investment Advisory Agreement - continued
MFS West Virginia Municipal Bond Fund
The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2019 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
132

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.
133

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
134

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
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1-800-343-2829
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1-800-637-1255
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Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Semiannual Report
September 30, 2020
MFS®  Municipal Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
LMB-SEM

MFS® Municipal Income Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings in early 2020 as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries affected by the outbreak early on, brightened the economic and market outlook, as did the phased reopening of U.S. states. However, significant uncertainty remains. While policymakers and public health officials have learned a great deal about combating the virus, much remains unknown at a time when another wave of infections is underway. In the United States, political uncertainty eased after former Vice President Joe Biden was projected as the winner of the presidential election. Since the pandemic caused many jurisdictions to adopt mail-in voting for the first time, the counting of ballots has been slower than normal this cycle. Republicans appear likely to retain control of the Senate, though whether they do will not be known until a pair of early January runoff elections takes place in Georgia.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the U.S. some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
November 13, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	18.7%
General Obligations - General Purpose	8.1%
Housing - Single Family	5.7%
Airport Revenue	5.6%
Universities - Colleges	5.2%
General Obligations - Schools	4.9%
Sales & Excise Tax Revenue	4.7%
State & Local Agencies	4.2%
Utilities - Other	3.5%
Transportation – Special Tax	3.4%
Composition including fixed income credit quality (a)(i)
AAA	2.7%
AA	28.1%
A	33.7%
BBB	20.3%
BB	5.6%
B	0.8%
CCC	0.2%
CC	0.2%
C	1.0%
D	1.5%
Not Rated	7.1%
Cash & Cash Equivalents	0.7%
Other	(1.9)%
Portfolio facts (i)
Average Duration (d)	7.9
Average Effective Maturity (m)	17.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of September 30, 2020.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period, April 1, 2020 through September 30, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2020 through September 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Expenses Paid During Period (p) 4/01/20-9/30/20
A	Actual	0.73%	$1,000.00	$1,041.49	$3.74
	Hypothetical (h)	0.73%	$1,000.00	$1,021.41	$3.70
B	Actual	1.48%	$1,000.00	$1,038.81	$7.56
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49
C	Actual	1.48%	$1,000.00	$1,037.56	$7.56
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49
I	Actual	0.48%	$1,000.00	$1,044.00	$2.46
	Hypothetical (h)	0.48%	$1,000.00	$1,022.66	$2.43
R6	Actual	0.41%	$1,000.00	$1,043.17	$2.10
	Hypothetical (h)	0.41%	$1,000.00	$1,023.01	$2.08
A1	Actual	0.48%	$1,000.00	$1,042.80	$2.46
	Hypothetical (h)	0.48%	$1,000.00	$1,022.66	$2.43
B1	Actual	1.23%	$1,000.00	$1,040.09	$6.29
	Hypothetical (h)	1.23%	$1,000.00	$1,018.90	$6.23
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.02% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.5%
Alabama - 1.9%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	$300,000	$ 348,768
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2036	1,070,000	1,238,033
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	240,000	276,590
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,580,000	1,814,425
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	310,000	354,798
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	155,000	176,832
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	835,000	856,301
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	6,570,000	7,185,937
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	4,945,000	5,750,837
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 1.004% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	20,175,000	20,108,826
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	886,383
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	1,000,606
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	1,148,735
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	1,157,437
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	2,055,474
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	310,000	323,510
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	513,131
Lower, AL, Gas District Project Rev., “A”, 5%, 9/01/2046	2,805,000	3,909,356
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,871,059
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049	14,580,000	16,053,163
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	7,460,000	8,020,097
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	14,090,000	15,540,988

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	$1,505,000	$ 1,843,851
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	620,000	757,398
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	4,070,000	4,928,526
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	2,480,000	2,981,729
		$103,102,790
Alaska - 0.1%
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	$5,265,000	$ 5,327,285
Arizona - 2.3%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$370,000	$ 436,256
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	990,000	1,144,935
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,235,000	1,424,498
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037	1,000,000	1,076,330
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047	750,000	800,040
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	95,000	102,663
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	160,000	169,954
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	425,000	450,407
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,169,920
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	2,350,000	2,691,666
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,136,363
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	165,000	178,309
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	165,000	175,265
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	310,000	328,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2031	$400,000	$ 522,868
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2032	300,000	389,307
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2033	250,000	322,243
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2035	1,395,000	1,781,164
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2040	290,000	363,248
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 3%, 2/01/2045	1,925,000	1,966,965
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 4%, 2/01/2050	2,675,000	3,022,910
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	1,100,000	1,280,400
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	600,000	692,082
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	750,000	862,170
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	800,000	915,832
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2045	1,015,000	1,149,711
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2050	1,385,000	1,561,047
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	1,875,000	1,671,525
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	3,070,000	2,618,065
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	2,605,000	2,626,621
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,965,000	2,108,602
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	3,000,000	3,386,730
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	4,000,000	4,489,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	$675,000	$ 753,401
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	509,296
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	170,000	189,922
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	295,000	355,867
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	860,000	931,285
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049	545,000	643,732
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	460,000	490,493
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	690,000	813,013
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,050,000	2,178,761
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	3,000,000	3,570,420
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	8,000,000	8,980,960
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	8,500,000	9,336,315
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	499,460
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	148,792
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	596,397
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	355,596

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	$700,000	$ 761,138
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	603,081
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	957,713
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	887,468
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	962,546
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	610,000	639,091
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.48%, 12/01/2035 (Put Date 11/03/2020)	19,610,000	19,614,314
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	420,000	441,218
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	1,030,000	1,076,680
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	840,000	871,886
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	165,252
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	530,000	580,875
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	285,000	309,142

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	$500,000	$ 536,095
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	605,000	640,368
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	1,075,000	1,084,729
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	1,020,000	1,030,037
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	550,000	554,961
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	8,000,000	9,775,200
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2037	4,000,000	5,396,880
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	2,150,000	2,246,686
		$123,504,938
Arkansas - 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$215,000	$ 220,792
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	435,000	447,776
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	45,000	46,025
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	905,000	1,096,833
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	4,465,000	5,326,923
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	4,690,000	5,704,165
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	2,025,000	2,500,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	$1,725,000	$ 2,162,201
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	870,000	1,057,337
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	605,000	732,540
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,320,000	1,592,752
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	480,000	577,291
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	530,000	635,449
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,815,000	2,151,211
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	1,500,000	1,809,450
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,665,000	1,942,822
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	482,406
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	4,995,000	2,273,025
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,684,616
		$32,444,064
California - 6.8%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$985,000	$ 1,102,491
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,960,000	4,823,399
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	4,145,000	5,227,633
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	140,000	181,878
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	190,000	223,786
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	305,000	355,151

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	$130,000	$ 150,882
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	165,000	190,880
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2040	80,000	92,247
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,576,939
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	2,530,000	2,943,579
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,199,600
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	5,158,626	5,705,750
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	920,025
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,500,000	1,765,860
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	2,014,443
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	1,000,000	1,141,770
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,739,278
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,569,465
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	265,477
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	2,150,000	2,234,431
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	4,280,000	4,605,751
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	3,635,000	3,832,853
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	296,452
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	575,469
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	564,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	$9,180,000	$ 10,317,677
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,771,255
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	615,759
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	653,773
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	573,074
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,477,417
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	795,000	859,403
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	1,000,000	1,229,120
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,475,000	1,807,701
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	1,065,000	1,066,012
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	3,930,000	3,878,281
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032	485,000	519,576
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	955,000	996,590
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	70,000	72,218
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	200,380
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	705,914
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,645,000	2,849,406

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	$5,455,000	$ 5,901,983
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,071,378
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	7,400,000	8,281,266
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029	340,000	340,367
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	475,000	460,741
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	1,040,000	1,008,821
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052	505,000	489,860
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	1,846,882
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	4,495,000	3,841,247
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	4,015,000	3,337,268
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,785,000	2,176,366
Foothill-De Anza, CA, Community College District, Capital Appreciation, NATL, 0%, 8/01/2034	21,410,000	16,544,363
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,517,500
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	2,070,000	2,098,400
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	880,000	908,820
Hastings Campus Housing Finance Authority Rev., “A”, 5%, 7/01/2061	8,590,000	8,815,917
Hastings Campus Housing Finance Authority Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,210,000	4,698,530
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,897,065
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	640,000	695,251

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	$480,000	$ 527,074
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	519,691
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	882,418
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2028	1,000,000	1,198,980
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	465,000	566,235
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	825,000	997,574
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,030,000	1,241,428
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,770,000	2,158,267
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,605,000	4,269,978
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,879,956
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,750,893
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	580,000	500,992
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	6,943,820
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,120,500
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	2,157,061
Oceanside, CA, Unified School District, Capital Appreciation, AGM, 0%, 8/01/2030	4,335,000	3,682,886
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,735,000	1,597,120
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	3,520,000	3,074,438
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	195,000	186,291
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	395,000	359,162

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Oceanside, CA, Unified School District, Capital Appreciation, ETM, AGM, 0%, 8/01/2024	$350,000	$ 344,159
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,875,980
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	11,568,914
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	2,074,543
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	4,655,000	5,287,242
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,645,900
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	6,959,220
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	869,794
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2028	2,435,000	2,535,809
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	555,790
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,664,760
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	6,465,000	6,626,560
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,401,220
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,230,000	1,452,064
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	4,300,000	5,212,245
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	4,900,000	5,921,944
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	2,285,000	2,753,791
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	379,338
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045	3,390,000	3,530,482
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	7,570,000	7,693,542
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,873,662

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
State of California, 5%, 4/01/2024	$4,365,000	$ 4,678,363
State of California, 5.25%, 10/01/2028	2,965,000	3,110,107
State of California, 5%, 8/01/2029	5,000,000	6,204,250
State of California, 5%, 4/01/2031	3,180,000	4,372,850
State of California, 5%, 9/01/2034	9,000,000	11,103,480
State of California, 5%, 4/01/2045	9,730,000	12,166,489
State of California, AGM, 5.25%, 8/01/2032	9,160,000	12,927,691
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	950,000	1,174,115
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	865,000	1,063,275
Upland, CA (San Antonio Community Hospital), COP, 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	2,075,000	2,104,112
Upland, CA (San Antonio Community Hospital), COP, 6.5%, 1/01/2041 (Prerefunded 1/01/2021)	915,000	928,094
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	3,440,000	3,033,667
		$359,533,535
Colorado - 4.5%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$57,000	$ 67,554
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028	92,000	118,048
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	55,000	64,875
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029	92,000	120,226
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	55,000	64,652
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	96,000	124,643
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	13,000	15,232
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	101,000	130,327
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	59,000	68,910
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	110,000	140,956
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	70,000	81,474

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	$110,000	$ 140,265
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	125,000	158,909
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	44,000	55,687
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	527,000	641,422
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	2,535,000	3,117,974
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	5,000,000	6,129,800
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,725,000	1,947,421
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,133,873
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	215,742
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	801,279
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	651,210
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	576,387
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	552,088
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	551,499
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	910,000	984,802
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,335,000	1,594,190
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	3,440,000	3,702,506
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,072,462
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	305,000	359,992
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	365,000	422,385
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	385,000	444,305

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	$3,555,000	$ 4,471,799
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	18,125,000	22,348,850
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,450,000	1,780,817
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,750,000	2,159,185
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	3,590,000	4,343,254
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	5,295,000	6,386,035
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	530,000	659,696
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	785,000	956,350
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	3,225,000	3,859,196
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	485,000	540,882
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	875,000	967,776
Colorado Health Facilities Authority Hospital Rev. (Parkview Medical Center, Inc. Project), “A”, 4%, 9/01/2045	475,000	518,538
Colorado Health Facilities Authority Hospital Rev. (Parkview Medical Center, Inc. Project), “A”, 4%, 9/01/2050	1,135,000	1,229,727
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,671,500
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	4,045,000	4,465,801
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	2,375,000	2,903,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	$1,195,000	$ 1,366,112
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	9,400,000	11,549,592
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	1,185,000	1,385,028
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	9,250,000	10,765,150
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	5,058,207
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	3,200,000	3,714,176
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	4,685,000	5,351,301
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2032	1,015,000	1,295,729
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2033	1,000,000	1,268,260
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2034	1,040,000	1,314,030
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	760,000	874,251
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	450,000	515,363
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	350,000	399,406
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	350,000	397,726
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	300,000	339,525
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	2,400,000	2,617,680
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	5,655,000	6,378,840
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	6,710,000	7,567,001
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	6,164,452
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	5,000,000	5,009,750
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,308,287

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	$10,000,000	$ 11,912,200
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,586,410
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,777,350
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,081,119
Denver, CO, City & County School District No. 1, 5%, 12/01/2024 (Prerefunded 12/01/2021)	10,000,000	10,562,600
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,033,139
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,735,373
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	785,000	852,055
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,296,309
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2034	2,250,000	2,981,227
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2035	2,625,000	3,461,981
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2036	1,300,000	1,706,432
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2040	930,000	1,059,010
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2030	1,470,000	1,796,296
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2031	1,660,000	2,028,470
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2032	1,755,000	2,134,098
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2033	1,760,000	2,132,064
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2034	1,445,000	1,745,719
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2035	1,630,000	1,962,830
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	5,280,000	6,098,294
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,555,066
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,356,897
		$241,008,553

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 0.9%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,990,000	$ 3,249,861
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,445,011
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	310,000	311,417
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 4%, 7/01/2039	785,000	783,571
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	695,000	711,249
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	1,480,000	1,553,822
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	630,000	648,144
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	4,290,000	5,308,832
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	2,375,000	2,929,563
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	2,355,000	2,892,411
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,015,000	2,464,204
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	5,970,000	5,799,676
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	1,000,000	1,184,610
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	4,833,986
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	4,831,780
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	4,850,042
West Haven, CT, General Obligation , BAM, 4%, 3/15/2035 (w)	925,000	1,040,690
West Haven, CT, General Obligation , BAM, 4%, 3/15/2040 (w)	750,000	829,455
		$48,668,324
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$235,000	$ 265,035
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	475,000	525,507
Delaware Health Facilities Authority Rev. (Christiana Care Health System), “A”, 4%, 10/01/2049	4,685,000	5,308,808
		$6,099,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 0.5%
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2039	$1,100,000	$ 1,189,892
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2049	1,045,000	1,109,612
District of Columbia Rev. (Kipp D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,450,000	1,677,244
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,435,000	3,390,414
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,505,000	4,379,986
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	3,000,000	3,584,490
District of Columbia University Rev. (Georgetown University), BHAC, 5%, 4/01/2040 (Prerefunded 4/01/2021)	11,570,000	11,851,730
		$27,183,368
Florida - 3.4%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	$1,005,000	$ 1,263,265
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,705,000	2,134,114
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	2,225,000	2,775,509
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,187
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,167,808
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	541,944
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,571,717
Broward County, FL, Airport System Rev., 5%, 10/01/2042	1,085,000	1,268,365
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	3,000,000	3,673,170
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	4,500,000	5,493,195
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	3,500,000	4,199,440
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	55,000	55,682
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	100,000	104,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	$625,000	$ 658,238
Capital Trust Agency, FL, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	105,000	118,494
Capital Trust Agency, FL, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	155,000	179,561
Capital Trust Agency, FL, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	485,000	549,859
Capital Trust Agency, FL, Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	8,235,000	8,264,564
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,055,686
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)	100,000	61,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)	835,000	646,081
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)	1,265,000	978,794
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)	180,000	109,800
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,548,018
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,623,671
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	585,000	670,556
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,270,000	2,501,835
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “A”, 4%, 8/15/2045	11,790,000	12,890,714
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	220,000	228,525
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	500,000	533,205
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	985,000	1,042,416
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	305,000	318,984

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	$1,180,000	$ 1,222,102
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	935,000	1,051,669
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	755,000	844,233
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	550,000	610,962
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,070,000	1,185,121
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	595,000	656,612
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	815,000	896,109
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,140,000	1,155,504
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,575,000	1,591,632
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,880,000	1,894,156
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,040,000	2,033,758
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	550,000	538,533
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	680,000	664,068
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	1,230,000	1,208,204
Florida Housing Finance Corp., Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	1,145,000	1,176,591
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	4,835,000	5,293,841
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	3,250,000	3,672,240
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,105,000	887,171
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	570,000	554,929
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,180,068
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	230,000	238,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	$120,000	$ 126,816
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	185,000	193,769
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	659,262
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	6,490,000	7,379,065
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	2,000,000	2,201,220
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	5,904,950
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	595,000	597,023
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cabana Club Apartments), 1.4%, 4/01/2023 (Put Date 4/01/2022)	2,155,000	2,175,020
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	7,402,878
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	293,210
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	139,581
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	237,804
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,623,189
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	495,000	594,614
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	750,000	904,935
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	1,040,000	1,249,258
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	550,000	342,304
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	660,000	394,324
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	250,000	143,270

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	$770,000	$ 423,469
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	920,000	484,831
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	985,000	497,011
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,095,000	529,553
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	880,000	408,443
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,205,000	536,466
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,315,000	559,888
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,535,000	629,166
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2046	1,315,000	518,768
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2047	800,000	303,704
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2048	875,000	319,594
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2050	1,755,000	591,207
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2051	1,055,000	341,693
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2052	1,085,000	337,793

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2053	$715,000	$ 213,935
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2054	1,010,000	291,385
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	9,785,000	10,956,852
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	890,000	1,049,559
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-2”, 2.625%, 6/01/2025	3,390,000	3,393,627
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	470,596
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	685,000	738,156
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	885,000	952,685
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	331,287
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027 (a)(d)	125,000	87,500
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2055	2,890,000	3,084,006
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	52,264	32,926
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	274,584
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	249,478
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	535,149
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,590,577
Tampa, FL (University of Tampa Project), “A”, 4%, 4/01/2050	3,745,000	4,135,641

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	$1,430,000	$ 958,029
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	785,000	503,028
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,210,000	738,100
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	570,000	331,712
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	785,000	435,369
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	785,000	415,210
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,070,000	538,167
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	475,000	227,672
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	475,000	217,004
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2045	170,000	67,922
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2049	7,775,000	2,610,689
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2053	7,795,000	2,186,809
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	310,000	354,246
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	310,000	353,059
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	475,000	584,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	$1,665,000	$ 1,863,934
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	3,380,000	4,110,891
		$181,733,299
Georgia - 3.6%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2035	$7,450,000	$ 8,560,869
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	4,000,000	4,560,040
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	5,000,000	5,664,150
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	2,250,000	2,541,443
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,496,391
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	845,184
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	9,800,000	11,862,410
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	855,000	951,247
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	5,115,000	5,301,033
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	5,045,000	5,074,665
Clayton County, GA, Development Authority, Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,208,713	1,213,475
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	705,718
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,225,101
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2050	2,175,000	2,659,982
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031 (w)	300,000	379,101
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032 (w)	335,000	387,139
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2033 (w)	190,000	217,297

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034 (w)	$345,000	$ 392,006
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036 (w)	310,000	348,521
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037 (w)	325,000	398,954
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038 (w)	335,000	409,849
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039 (w)	300,000	333,687
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040 (w)	205,000	249,260
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2030	1,200,000	1,646,280
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2033	1,380,000	1,855,714
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2034	1,800,000	2,411,316
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2044	9,425,000	11,483,514
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	5,539,843
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,482,510
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,544,218
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,069,293
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 4%, 4/01/2050	3,395,000	3,818,594
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	3,723,350
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,311,186
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	2,380,000	2,564,022
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	560,000	585,054
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	4,812,973
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,052,346
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,240,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	$1,865,000	$ 2,194,266
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 0.854% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,315,000	10,303,550
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	5,760,000	7,117,632
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	6,390,000	7,249,072
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	20,295,000	23,571,425
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,940,000	2,312,693
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	1,945,000	2,317,137
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,354,643
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	305,000	346,422
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	335,000	378,687
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	230,000	258,982
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	4,000,000	4,684,760
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	5,000,000	5,826,200
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054	4,215,000	4,894,584
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	3,750,000	3,772,050
		$188,500,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - 0.2%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$ 560,538
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	381,503
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,060,000	7,309,451
		$8,251,492
Hawaii - 0.2%
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	$1,380,000	$ 1,456,797
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	850,000	897,821
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	3,917,735
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,456,521
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	970,066
		$8,698,940
Idaho - 0.0%
Idaho Housing and Finance Association, Tax Exempt Mortgage-Backed Securities, “E”, GNMA, 3.5%, 8/21/2049	$2,089,027	$ 2,223,518
Illinois - 9.8%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$9,190,000	$ 8,830,763
Chicago, IL, Board of Education, 5%, 12/01/2042	4,045,000	4,106,039
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	6,805,000	7,327,624
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,405,000	1,343,616
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,205,000	1,124,193
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	9,895,000	7,716,814
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	3,290,000	2,457,762
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,335,000	959,838
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	3,410,000	3,261,017
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	14,590,000	13,611,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	$3,405,000	$ 2,881,413
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	3,895,000	3,042,501
Chicago, IL, Board of Education, “A”, 5.5%, 12/01/2039	105,000	106,965
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	296,341
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	244,376
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,010,000	1,101,627
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,005,000	1,093,390
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,785,000	1,931,495
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,495,000	2,684,520
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	15,110,000	17,473,053
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	2,505,000	2,831,877
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	970,000	1,111,542
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	2,455,000	2,847,039
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,165,000	1,362,619
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	775,000	911,005
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	580,000	686,505
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,550,000	1,837,013
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,760,000	3,415,307
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	5,300,000	6,521,968
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	4,540,000	5,551,739
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	385,851

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	$200,000	$ 247,486
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	246,112
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	244,570
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	219,139
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	212,469
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	157,200
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,315,004
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	3,245,000	3,517,255
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	3,675,000	3,899,689
Chicago, IL, Capital Appreciation “A”, NATL, 0%, 1/01/2027	1,490,000	1,255,057
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	9,690,000	8,452,587
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,533,022
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	745,000	790,438
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	3,885,000	4,154,114
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	2,660,000	2,860,404
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	605,000	653,781
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	6,375,000	6,664,680
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	7,090,000	7,666,842
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	625,000	666,569
Chicago, IL, General Obligation, “A”, 5%, 1/01/2032	265,000	280,911
Chicago, IL, General Obligation, “A”, 5%, 1/01/2036	1,110,000	1,131,412
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,820,000	1,870,177
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	350,000	358,712
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	6,715,000	6,812,703
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	6,995,000	7,503,886
Chicago, IL, General Obligation, “A”, AGM, 5.25%, 1/01/2031	1,000,000	1,098,050

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, General Obligation, “C”, 5%, 1/01/2024	$2,240,000	$ 2,285,405
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	935,000	984,864
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	9,604,170
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,689,883
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	867,128
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,850,000	2,111,904
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	5,900,000	6,604,106
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,030,532
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	511,553
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,048,628
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	3,315,000	3,886,174
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,182,172
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	5,520,000	5,594,686
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	1,605,000	1,623,088
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,858,826
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	693,750
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	4,962,165
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,840,000	2,189,030
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2050	3,395,000	3,675,936
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2055	2,910,000	3,146,350
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2055	1,695,000	1,992,964
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	9,665,000	11,241,845

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	$3,000,000	$ 3,259,980
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2027	200,000	238,740
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	1,250,000	1,366,512
Granite City, IL, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.45%, 5/01/2027 (Put Date 5/03/2021)	1,475,000	1,490,945
Illinois Finance Authority Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University Of Illinois Health Services Facility Project), 4%, 10/01/2040	2,180,000	2,388,364
Illinois Finance Authority Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University Of Illinois Health Services Facility Project), 4%, 10/01/2050	5,280,000	5,666,918
Illinois Finance Authority Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University Of Illinois Health Services Facility Project), 4%, 10/01/2055	3,855,000	4,120,417
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	4,410,000	5,030,663
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	4,410,000	5,030,090
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,719,193
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,715,912
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	1,905,000	1,958,264
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	1,310,000	1,344,610
Illinois Finance Authority Rev. (Franciscan Communities), “A”, ETM, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	275,000	306,675
Illinois Finance Authority Rev. (Franciscan Communities), “A”, ETM, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	190,000	213,741
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	10,448,756
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 1.459% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	885,000	885,124
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,243,853
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,817,148

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	$6,315,000	$ 6,975,296
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	557,093
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,040,000	1,128,452
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	820,000	890,454
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	862,034
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	11,601,700
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	167,042
Illinois Finance Authority Water Facility Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	1,850,000	1,848,187
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	420,000	500,577
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	525,000	621,364
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	420,000	496,327
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	770,000	826,272
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	490,000	484,042
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	980,000	930,432
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	461,948
Illinois Finance Authority, Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	2,730,000	2,816,022
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,316,555

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	$6,840,000	$ 7,725,233
Illinois Housing Development Authority, Multi-Family Housing Rev. (Century Woods), FHLMC, 1.9%, 10/01/2022 (Put Date 10/01/2021)	2,230,000	2,264,833
Illinois Housing Development Authority, Water Facilities Rev. (American Water Capital Corp.), 2.45%, 10/01/2039 (Put Date 10/01/2029)	7,000,000	7,518,840
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	4,455,000	4,614,311
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	10,615,000	11,028,348
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	120,000	144,745
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	155,000	185,932
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	1,800,000	2,113,668
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	3,995,000	4,784,732
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	3,720,000	4,534,940
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	755,000	933,761
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	1,750,000	2,186,975
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,635,000	1,968,769
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	2,185,000	2,634,127
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	1,050,000	1,143,849
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	615,000	667,773
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	1,050,000	1,149,908
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,770,000	1,973,461
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	815,000	994,846
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,020,000	1,262,597
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	610,000	723,631
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,486,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2033	$250,000	$ 282,283
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	250,000	276,700
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	820,000	893,218
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035 (w)	1,875,000	2,103,806
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040 (w)	1,210,000	1,339,664
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045 (w)	1,515,000	1,660,819
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 4%, 12/01/2020	1,315,000	1,322,877
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	765,000	920,341
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	785,000	943,531
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B”, AGM, 0%, 12/15/2056	2,810,000	739,873
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,400,000	2,149,608
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, BAM, 5%, 6/15/2042	4,550,000	4,677,218
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,110,000	1,345,463
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	5,725,000	6,609,341
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	620,000	698,951
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	700,000	783,139
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	665,000	739,181
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	315,000	348,944
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,805,866

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	$1,390,000	$ 1,491,400
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,165,358
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,125,000	1,154,272
State of Illinois, 4.875%, 5/01/2021	845,000	858,250
State of Illinois, 5%, 2/01/2025	2,600,000	2,803,684
State of Illinois, 5%, 1/01/2028	425,000	433,317
State of Illinois, 5%, 5/01/2028	870,000	915,327
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,646,835
State of Illinois, 5%, 11/01/2028	2,005,000	2,167,325
State of Illinois, 5%, 2/01/2029	2,180,000	2,357,823
State of Illinois, 4.125%, 11/01/2031	1,720,000	1,729,357
State of Illinois, 5.5%, 5/01/2039	1,660,000	1,817,733
State of Illinois, 4.5%, 11/01/2039	1,895,000	1,904,437
State of Illinois, 5.75%, 5/01/2045	1,545,000	1,696,425
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,369,950
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,596,191
State of Illinois, AGM, 4%, 2/01/2030	720,000	774,389
State of Illinois, NATL, 6%, 11/01/2026	4,615,000	5,403,011
State of Illinois, “A”, 5%, 12/01/2020	2,975,000	2,989,072
State of Illinois, “A”, 5%, 11/01/2027	9,820,000	10,837,450
State of Illinois, “A”, 5%, 11/01/2028	13,010,000	14,363,951
State of Illinois, “A”, 4%, 12/01/2033	1,800,000	1,766,772
State of Illinois, “A”, 5%, 4/01/2036	2,120,000	2,167,340
State of Illinois, “B”, 5%, 12/01/2020	1,645,000	1,652,781
State of Illinois, “A”, 5%, 12/01/2024	425,000	457,457
State of Illinois, “P“, ETM, 6.5%, 6/15/2022	1,360,000	1,406,689
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2032	2,210,000	2,593,722
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2035	2,950,000	3,411,586
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2036	1,510,000	1,738,131
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2038	1,930,000	2,204,639
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2039	1,705,000	1,941,125
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2044	1,000,000	1,121,810

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2029	$675,000	$ 798,370
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2030	850,000	993,659
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2032	1,180,000	1,355,914
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2034	1,755,000	1,990,837
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2036	2,000,000	2,242,620
		$520,386,048
Indiana - 1.5%
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	$1,075,000	$ 1,100,080
Indiana Finance Authority Rev. (BHI Senior Living), ”A“, 6%, 11/15/2041	2,840,000	3,063,650
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2030	530,000	571,457
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2039	1,340,000	1,409,184
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2035	2,190,000	2,355,389
Indiana Finance Authority Rev. (State Revolving Fund Program), ”A“, 5%, 2/01/2029 (Prerefunded 2/01/2022)	4,000,000	4,254,440
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	5,955,000	6,744,871
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2048	3,090,000	3,394,180
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”B-1“, GNMA, 3.25%, 7/01/2049	2,650,000	2,886,380
Indianapolis, IN, Local Public Improvement, (Indianapolis Airport Authority Project), ”D“, 5%, 1/01/2027	11,000,000	13,341,790
Indianapolis, IN, Local Public Improvement, (Indianapolis Airport Authority Project), ”I“, 5%, 1/01/2028	1,995,000	2,277,412
Indianapolis, IN, Water System First Lien Refunding Rev., ”A“, 5%, 10/01/2037	5,250,000	6,611,692

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), ”A“, 5%, 4/01/2042	$1,170,000	$ 1,195,775
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	625,000	763,713
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	455,000	553,366
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	565,000	682,983
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,700,000	2,035,954
Mount Vernon, IN, Environmental Improvement Rev., (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	3,800,000	3,804,484
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,319,900
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	373,243
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	848,975
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas And Electric Co.), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,510,000	2,512,962
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), ”A“, 5%, 12/01/2044 (Put Date 6/05/2026)	11,910,000	14,561,166
		$76,663,046
Iowa - 0.4%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2030	$1,200,000	$ 1,341,420
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2031	2,230,000	2,486,339
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2032	1,085,000	1,206,531
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), ”A“, 5.25%, 2/15/2044	3,000,000	3,359,460
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2033	745,000	790,773
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2038	615,000	646,980
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2048	1,125,000	1,165,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, FNMA, 4%, 7/01/2047	$1,045,000	$ 1,143,345
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	1,965,000	1,931,123
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	5,865,000	5,588,758
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset-Backed, ”B“, 5.6%, 6/01/2034	3,070,000	3,115,190
		$22,775,419
Kansas - 0.9%
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2038	$3,800,000	$ 4,556,200
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2042	1,500,000	1,798,500
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,398,626
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	726,158
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	125,000	147,656
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	520,000	611,530
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	585,000	686,334
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2039	3,000,000	3,435,570
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,030,000	1,057,923
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,085,000	1,113,286
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,145,000	1,173,579
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,260,000	1,288,476
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,395,000	1,422,956
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,510,000	1,528,029

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	$2,160,000	$ 2,181,060
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2031	1,145,000	1,365,401
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2032	855,000	1,013,697
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), ”A“, 5%, 9/01/2048	13,460,000	16,378,667
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2033	145,000	148,031
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2038	175,000	176,092
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 4.625%, 5/15/2041	145,000	136,799
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2047	720,000	699,329
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	155,000	157,568
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,515,000	1,543,391
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	495,000	491,144
		$45,236,002
Kentucky - 1.9%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$810,000	$ 1,013,537
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	800,000	995,792
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	910,000	1,128,300
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), 5.25%, 8/15/2046	2,360,000	2,420,322
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2037	590,000	693,757
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2041	4,235,000	4,901,293
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2046	2,685,000	3,071,291
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2037	2,530,000	2,790,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2041	$1,655,000	$ 1,811,265
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5.25%, 6/01/2041	1,290,000	1,440,659
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2045	2,070,000	2,252,822
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2045	3,390,000	3,968,300
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2047	1,895,000	2,009,439
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, ”B-1“, 5%, 6/01/2036	6,475,000	7,400,083
Kentucky Public Energy Authority, Gas Supply Rev., ”C“, 4%, 2/01/2050 (Put Date 2/01/2028)	6,935,000	8,148,833
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), ”A“, 5%, 7/01/2032	2,000,000	2,176,420
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	1,650,000	1,647,442
Public Energy Authority of Kentucky, Gas Supply Rev., ”B“, 4%, 1/01/2049	3,215,000	3,603,115
Public Energy Authority of Kentucky, Gas Supply Rev., ”C-1“, 4%, 12/01/2049	31,565,000	35,726,845
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), ”A“, 1.3%, 9/01/2044 (Put Date 9/01/2027)	12,500,000	12,456,875
		$99,657,208
Louisiana - 1.8%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	$3,355,000	$ 3,452,966
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,581,514
Louisiana Housing Corp. Single Family Mortgage Rev. (Home Ownership Program), ”A-1“, 4.5%, 12/01/2047	640,000	717,197
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), ”A“, 5.625%, 6/01/2045	4,900,000	4,522,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	$590,000	$ 681,668
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,555,000	2,933,089
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6%, 11/15/2035	580,000	602,956
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6.25%, 11/15/2045	2,240,000	2,329,085
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), ”A-2“, 6.5%, 11/01/2035	6,000,000	6,020,280
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2029	480,000	511,440
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2039	1,200,000	1,182,684
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2054	1,925,000	1,815,814
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2027	5,020,000	5,042,239
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2033 (Put Date 12/01/2023)	4,075,000	4,093,052
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2034 (Put Date 12/01/2023)	3,140,000	3,153,910
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), ”A“, 5%, 4/01/2045	4,910,000	5,998,842
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	5,165,299
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	5,850,000	6,188,540

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2023	$1,325,000	$ 1,418,214
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2024	1,270,000	1,358,290
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2025	1,000,000	1,067,320
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2043	745,000	882,773
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2048	1,210,000	1,422,512
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2032	2,575,000	3,419,059
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2033	5,815,000	7,663,589
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2034	5,315,000	6,968,603
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2035	6,080,000	7,943,763
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040	800,000	914,632
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2044	1,000,000	1,141,090
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2049	1,250,000	1,414,150
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,084,280
		$93,691,550
Maine - 0.5%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-2“, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$1,140,000	$ 1,232,340
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-3“, 5.25%, 1/01/2025	570,000	630,830
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2036	1,475,000	1,724,968
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2037	1,200,000	1,397,796
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2038	1,250,000	1,450,850
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2039	1,550,000	1,793,009

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - continued
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2040	$2,200,000	$ 2,536,776
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2045	4,220,000	4,790,333
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2050	5,375,000	6,069,665
Maine Housing Authority Mortgage, ”C“, 4%, 11/15/2050	3,545,000	4,027,014
Maine Housing Authority Mortgage, ”C-1“, 3.5%, 11/15/2044	1,970,000	2,056,936
		$27,710,517
Maryland - 1.6%
Baltimore, MD, Project Rev. (Water Projects), ”A“, 4%, 7/01/2039	$1,500,000	$ 1,752,255
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	1,565,000	1,641,309
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2041	5,000,000	5,945,350
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	380,000	387,573
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	420,000	441,693
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	970,000	971,678
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.125%, 2/15/2034	150,000	151,109
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.375%, 2/15/2039	155,000	156,731
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047	1,105,000	1,114,393
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.5%, 9/01/2048 (u)	9,435,000	10,717,688
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 4.5%, 9/01/2048 (u)	7,660,000	8,617,347
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”C“, 4%, 9/01/2044	1,880,000	2,004,193
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2026	300,000	368,373

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2027	$455,000	$ 573,700
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2028	355,000	454,918
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 3.25%, 9/01/2050	10,430,000	11,554,980
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2030	180,000	207,796
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2032	125,000	142,081
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2035	225,000	252,356
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	807,805
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2038	180,000	164,174
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2048	550,000	467,297
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2058	1,665,000	1,357,308
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), ”A“, 5.5%, 1/01/2036	5,090,000	5,821,637
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,225,000	2,258,419
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2033	1,745,000	2,007,780
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	1,090,000	1,247,287
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2038	4,845,000	5,400,576
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	6,425,000	7,649,027
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”B-2“, 5%, 7/01/2045 (Put Date 7/01/2027)	4,555,000	5,653,894
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039	555,000	584,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048	$545,000	$ 574,108
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), ”A-1“, 5%, 11/01/2037	185,000	186,528
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	315,000	310,433
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2047	330,000	317,671
State of Maryland, ”B“, 4%, 8/01/2027	2,570,000	2,742,190
		$85,006,516
Massachusetts - 4.1%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), ”A“, 5%, 6/01/2023	$2,645,000	$ 2,981,550
Commonwealth of Massachusetts Transportation Fund Rev., ”A“, 5%, 6/01/2043	9,290,000	11,489,129
Commonwealth of Massachusetts, ”A“, AAC, 5.5%, 8/01/2030	5,000,000	7,060,050
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”D“, 5%, 7/01/2045	15,000,000	19,329,300
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”H“, 5%, 12/01/2026	10,000,000	12,743,900
Massachusetts Bay Transportation Authority Rev., ”A“, 7%, 3/01/2021	1,065,000	1,065,000
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	9,445,000	11,113,270
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2031	2,395,000	2,692,076
Massachusetts Development Finance Agency Lease Rev. (University of Massachusetts at Dartmouth, College of Visual & Performing Arts Project), 6%, 8/01/2021	275,000	287,683
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 5%, 6/01/2039	945,000	1,119,882
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), ”2018 I-2“, 5%, 7/01/2053	8,670,000	10,269,615
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2031	1,130,000	1,447,959
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2032	1,145,000	1,457,402
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-1“, 5%, 7/01/2048	3,000,000	3,568,230
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,735,287

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	$3,225,000	$ 3,589,812
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	992,260
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	250,000	282,603
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	3,515,000	3,890,015
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	790,000	816,623
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	1,000,000	1,169,970
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	460,000	492,209
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	110,000	118,131
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047	1,530,000	1,633,780
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	2,960,000	3,144,674
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	275,000	326,331
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	435,000	518,977
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2031 (Prerefunded 7/01/2021)	1,430,000	1,481,437
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2036 (Prerefunded 7/01/2021)	1,670,000	1,730,070
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 5%, 7/01/2032	1,275,000	1,581,433
Massachusetts Development Finance Agency Rev. (Partners Healthcare), Unrefunded Balance, ”L“, 5%, 7/01/2031	1,350,000	1,399,086
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	199,802
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	696,918
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	813,866
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2036	1,440,000	1,667,405

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	$1,300,000	$ 1,510,314
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), ”C“, AGM, 5%, 10/01/2032	850,000	1,110,287
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), ”C“, AGM, 5%, 10/01/2033	525,000	681,833
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,240,000	2,371,152
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	935,000	1,071,669
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,255,046
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.45%, 5/01/2027 (Put Date 5/03/2021)	3,695,000	3,734,943
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 3%, 7/01/2035	4,210,000	4,194,212
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	6,960,000	7,191,281
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	9,170,000	9,118,465
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.5%, 1/01/2022	225,000	225,725
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 5%, 7/01/2021	1,255,000	1,292,073
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.7%, 7/01/2026	830,000	850,227
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.9%, 7/01/2028	860,000	880,709
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033 (u)	9,855,000	9,987,747
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	3,360,000	3,405,259
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 5.25%, 7/01/2029	2,095,000	2,204,568
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 3.625%, 7/01/2032	7,510,000	7,720,881
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	470,000	498,092
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	3,915,000	4,881,888
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	4,915,000	6,109,443
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2039	7,975,000	9,883,417
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2035	500,000	605,830

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2036	$1,000,000	$ 1,206,570
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2037	1,435,000	1,725,358
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	180,000	215,739
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), ”A“, 5.125%, 7/01/2041	465,000	482,163
Massachusetts Water Resources Authority Rev., ”B“, AGM, 5.25%, 8/01/2029	4,215,000	5,820,325
University of Massachusetts Building Authority Rev., ”2017-3“, 5%, 11/01/2036	8,895,000	10,952,680
		$216,093,631
Michigan - 2.1%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), ”A“, AGM, 5%, 7/01/2043	$1,565,000	$ 1,755,914
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5.25%, 7/01/2039	5,920,000	6,444,453
Detroit, MI, Water Supply System Rev., Senior Lien, ”A“, 5%, 7/01/2036	295,000	305,726
Detroit, MI, Water Supply System Rev., Senior Lien, ”C“, 5%, 7/01/2041	410,000	424,908
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	505,000	621,190
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	460,000	561,297
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	815,000	980,176
Eastern Michigan University Board of Regents, General Rev., ”A“, 4%, 3/01/2047	9,675,000	10,188,936
Great Lakes Water Authority, Michigan Water Supply System Rev., ”B“, BAM, 5%, 7/01/2046	5,745,000	6,786,683
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, 5%, 7/01/2036	3,155,000	3,778,680
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, AGM, 5%, 7/01/2034	3,710,000	4,528,203
Michigan Building Authority Rev., ”I“, 4%, 10/15/2049	2,800,000	3,203,564
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 3.875%, 10/01/2023	685,000	709,502
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 4%, 10/01/2024	860,000	902,260

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), ”A“, 4%, 11/15/2050	$6,145,000	$ 6,873,060
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,237,420
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,463,220
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2035	3,195,000	3,374,751
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	3,690,000	4,491,579
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), ”2“, 4%, 12/01/2036	5,265,000	6,146,098
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2033	800,000	939,480
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2034	1,790,000	2,098,489
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2035	1,155,000	1,351,720
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	580,000	665,335
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), ”C-1“, 5%, 7/01/2044 (Prerefunded 7/01/2022)	450,000	487,490
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), ”D-2“, 5%, 7/01/2034	800,000	937,872
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	485,000	552,895
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	240,000	273,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	$570,000	$ 647,320
Michigan Housing Development Authority, ”A“, 4%, 6/01/2046	970,000	1,027,812
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	5,000,000	5,715,850
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	1,000,000	1,125,350
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	610,000	693,027
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	470,000	525,112
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	1,020,000	1,132,710
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”D“, AGM, 5%, 12/01/2040	7,105,000	8,293,880
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	2,490,000	3,036,754
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,580,000	3,126,857
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2030	980,000	1,304,204
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2031	1,200,000	1,581,648
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2032	1,850,000	2,421,372
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	3,500,000	4,515,770
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	1,000,000	1,279,300
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	1,100,000	1,401,642
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	290,000	368,245
		$111,281,352
Minnesota - 1.0%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2043	$2,275,000	$ 2,486,120
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2043	2,550,000	2,968,225
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2048	2,280,000	2,473,321
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2048	2,015,000	2,328,514
Duluth, MN, Independent School District No. 709, ”A“, COP, 5%, 2/01/2025	240,000	282,492
Duluth, MN, Independent School District No. 709, ”A“, COP, 4%, 3/01/2032	1,145,000	1,142,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Duluth, MN, Independent School District No. 709, ”A“, COP, 4.2%, 3/01/2034	$305,000	$ 305,842
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2026	765,000	926,912
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2028	225,000	285,604
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2041	2,500,000	2,940,900
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2046	3,000,000	3,497,970
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4%, 1/01/2041	740,000	778,968
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4.25%, 7/01/2049 (u)	20,365,000	22,903,701
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	5,895,000	6,399,848
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	3,570,000	3,526,125
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), ”A“, 5.5%, 7/01/2052	240,000	255,828
University of Minnesota, ”A“, 5%, 12/01/2025 (Prerefunded 12/01/2021)	710,000	749,512
		$54,252,775
Mississippi - 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$1,750,000	$ 1,902,110
Mississippi Development Bank Special Obligation (Harrison County Coliseum), ”A“, 5.25%, 1/01/2034	2,455,000	3,359,078
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	400,000	476,928
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	1,000,000	1,221,480
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	577,635
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,210,000	1,398,530
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	715,000	818,725

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	$4,000,000	$ 4,869,320
Mississippi Home Corp. Single Family Mortgage Rev., ”A“, 4%, 12/01/2044	1,750,000	1,934,467
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2022	1,445,000	1,545,731
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2023	3,560,000	3,933,907
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2046	1,905,000	2,148,230
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2036	845,000	976,060
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2037	760,000	874,122
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2039	760,000	868,186
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2040	425,000	483,982
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2033	350,000	443,223
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2035	1,200,000	1,508,856
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2039	850,000	1,053,992
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,250,000	1,428,463
State of Mississippi, ”B“, 5%, 12/01/2025	585,000	723,083
State of Mississippi, ”B“, 5%, 12/01/2032	2,500,000	3,104,000
State of Mississippi, ”B“, 5%, 12/01/2033	2,500,000	3,096,500
State of Mississippi, ”B“, 5%, 12/01/2034	5,000,000	6,179,600
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), ”A“, 5%, 3/01/2028	1,080,000	1,264,658
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	5,750,000	6,840,257
		$53,031,123

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 1.3%
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), ”B“, AGM, 5%, 3/01/2055	$5,675,000	$ 6,729,131
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	14,865,000	17,557,200
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2040	160,000	165,138
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2050	275,000	282,106
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	834,653
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2030	5,000,000	6,335,050
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2031	3,165,000	3,987,805
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2044	2,300,000	2,587,960
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2049	5,000,000	5,584,750
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2054	9,550,000	10,622,465
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), ”A“, 5%, 6/01/2031	2,615,000	2,949,903
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, 3.75%, 5/01/2038	620,000	658,961
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, FNMA, 4.25%, 5/01/2049	5,600,000	6,221,152
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”B“, FNMA, 4.75%, 5/01/2049	2,910,000	3,295,895
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2030	140,000	142,594
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2035	95,000	96,017
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5.125%, 8/15/2045	260,000	261,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 3.875%, 11/15/2029	$200,000	$ 183,868
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.375%, 11/15/2035	735,000	640,530
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.75%, 11/15/2047	2,290,000	2,034,573
		$71,170,791
Montana - 0.1%
Montana Board of Housing Single Family Mortgage, ”B“, 4%, 12/01/2050	$4,825,000	$ 5,482,454
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A“, 4%, 6/01/2049	980,000	1,070,503
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A-2“, 3%, 12/01/2043	840,000	867,040
		$7,419,997
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), ”A“, 5%, 9/01/2034	$850,000	$ 1,133,220
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, 4%, 9/01/2044	1,070,000	1,139,604
Nebraska Investment Finance Authority, Single Family Housing Rev., ”C“, 4%, 9/01/2048 (u)	4,575,000	5,054,368
		$7,327,192
Nevada - 0.5%
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2037	$900,000	$ 1,056,519
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2039	1,975,000	2,302,455
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2040	130,000	151,069
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 4.5%, 12/15/2029	150,000	155,625
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2035	630,000	653,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2038	$705,000	$ 726,087
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5.125%, 12/15/2045	760,000	780,345
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2048	2,745,000	2,798,912
Nevada Housing Division, Single Family Mortgage Rev., ”B“, GNMA, 4%, 10/01/2049	5,770,000	6,467,651
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2033	90,000	108,664
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2038	115,000	136,492
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4%, 6/01/2048	460,000	497,794
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4.125%, 6/01/2058	570,000	618,251
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), ”A“, 2.5%, 6/15/2024 (n)	700,000	695,576
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), ”F“, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,472,937
		$27,621,970
New Hampshire - 0.4%
National Finance Authority, New Hampshire Municipal Certificates, ”A“, 4.125%, 1/20/2034	$8,833,901	$ 9,540,083
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., ”A“, 3.625%, 7/01/2043 (Put Date 7/02/2040) (n)	1,695,000	1,676,287
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., ”B“, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,910,000	2,877,815
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), ”A“, 5%, 8/01/2059	2,295,000	3,329,563
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,906,784
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,870,473
		$21,201,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - 4.7%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2032	$4,925,000	$ 5,962,845
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2037	4,400,000	5,233,360
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2042	600,000	705,300
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2032	1,665,000	2,015,865
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2037	1,670,000	1,986,298
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	415,176
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	621,989
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	947,801
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	615,889
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	612,615
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	528,167
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	519,416
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,585,720
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	965,474
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	481,136
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2037	1,970,000	2,321,428
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2042	2,190,000	2,533,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2030	$1,095,000	$ 1,080,579
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2035	1,570,000	1,538,553
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2034	610,000	688,050
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2035	510,000	574,505
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2042	2,855,000	3,151,663
New Jersey Economic Development Authority Rev., School Facilities Construction, ”NN“, 5%, 3/01/2027	4,135,000	4,433,216
New Jersey Economic Development Authority Rev., School Facilities Construction, ”XX“, 5%, 6/15/2021	1,850,000	1,902,337
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,650,000	3,732,125
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”A“, 5.625%, 11/15/2030	4,050,000	4,199,404
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), ”C“, 5%, 6/15/2042	3,385,000	3,760,058
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	1,595,000	1,930,205
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2029	850,000	851,258
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2031 (u)	8,400,000	8,577,576
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 5%, 7/01/2033	485,000	542,089
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2027	1,105,000	1,326,210
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2028	9,240,000	11,005,210
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), ”A“, AGM, 5%, 7/01/2046	5,485,000	6,069,427
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,358,589
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	2,100,000	2,340,555

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	$1,775,000	$ 1,972,433
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,785,000	1,981,296
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,575,000	1,744,045
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	2,027,436
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,353,850
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”1B“, 2.95%, 12/01/2028	3,110,000	3,127,198
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.25%, 12/01/2039	5,690,000	5,609,202
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	7,865,000	7,907,786
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”C“, 4.75%, 10/01/2050 (u)	9,700,000	11,113,678
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”E“, 3.5%, 4/01/2051 (u)	12,000,000	13,457,640
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2032	3,000,000	3,683,580
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2033	3,000,000	3,665,070
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2034	3,000,000	3,654,210
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2035	2,950,000	3,578,468
New Jersey Transportation Trust Fund Authority, ”B“, AAC, 5.5%, 9/01/2026	3,525,000	4,228,907
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2029	3,420,000	3,960,805
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2031	2,275,000	2,606,103
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	3,985,000	4,684,208
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	2,520,000	2,649,251

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation System, ”B“, NATL, 5.5%, 12/15/2020	$3,325,000	$ 3,355,922
New Jersey Transportation Trust Fund Authority, Transportation System, ”B“, NATL, 5.5%, 12/15/2021	5,000,000	5,275,100
New Jersey Transportation Trust Fund Authority, Transportation System, ”C“, 5%, 6/15/2042	2,360,000	2,441,042
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”A“, 0%, 12/15/2037	25,000,000	13,329,750
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2028	12,075,000	9,759,498
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2035	3,725,000	2,241,370
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2036	9,720,000	5,580,252
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2029	15,690,000	12,493,006
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	3,345,000	2,380,469
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NATL, 0%, 12/15/2027	6,900,000	5,793,999
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NATL, 0%, 12/15/2031	5,000,000	3,578,950
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2024	750,000	874,485
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2026	925,000	1,138,647
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2028	570,000	724,556
Newark, NJ, General Obligation Refunding, ”B“, AGM, 5%, 10/01/2023	1,000,000	1,129,350
Newark, NJ, General Obligation Refunding, ”B“, AGM, 5%, 10/01/2025	500,000	601,105
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2031	1,290,000	1,653,625
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2032	2,530,000	3,217,882
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2033	725,000	915,371
		$249,603,441

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - 0.2%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$2,300,000	$ 2,867,272
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	520,000	571,366
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”A-1“, FNMA, 4%, 1/01/2049	1,520,000	1,684,570
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”C“, FNMA, 4%, 1/01/2049	3,070,000	3,398,306
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2034	270,000	290,733
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2039	205,000	217,663
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2044	215,000	225,735
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2049	565,000	590,312
		$9,845,957
New York - 5.5%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2031	$925,000	$ 1,209,780
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2032	1,000,000	1,301,020
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2033	1,050,000	1,357,209
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	1,000,000	1,188,310
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2035	2,000,000	2,129,700
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,800,000	1,907,532
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,500,000	1,582,860
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	1,250,000	1,456,825
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,350,000	1,566,851
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2045	4,850,000	4,992,687
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2050	2,180,000	2,228,047

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2050	$385,000	$ 430,965
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	5,715,000	6,172,600
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, ”C“, 0% to 1/01/2024, 5.625% to 1/01/2055	1,610,000	1,500,890
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,493,834
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,111,676
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,450,000	2,500,935
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, Unrefunded Balance, 5.75%, 2/15/2047	1,500,000	1,528,455
Long Island, NY, Power Authority, Electric System General Rev., ”A“, 5%, 9/01/2035	1,200,000	1,582,620
Long Island, NY, Power Authority, Electric System General Rev., ”A“, 5%, 9/01/2036	1,500,000	1,968,960
Long Island, NY, Power Authority, Electric System General Rev., ”A“, 5%, 9/01/2037	2,000,000	2,615,380
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 4%, 7/01/2050	22,300,000	25,409,735
New York Dormitory Authority Rev. (Cornell University), ”D“, 5%, 7/01/2034	3,000,000	4,398,000
New York Dormitory Authority Rev. (Cornell University), ”D“, 5%, 7/01/2035	590,000	875,796
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	100,000	116,196
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2032	520,000	671,679
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2036	1,115,000	1,415,905
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2040	1,265,000	1,586,285
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035	200,000	230,946
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 5%, 12/15/2025	5,000,000	5,507,800
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	584,304

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Environmental Facilities Corp., State Revolving Funds Rev., ”C“, 5%, 5/15/2041	$2,745,000	$ 2,816,425
New York Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), ”A“, AGM, 4%, 3/01/2045 (w)	890,000	1,010,168
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	11,660,000	16,168,339
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044	16,005,000	16,407,366
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”2“, 5.375%, 11/15/2040	3,190,000	3,300,980
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,403,155
New York Mortgage Agency Rev., ”54“, 4%, 4/01/2047	3,290,000	3,571,756
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	6,215,000	6,775,593
New York Transitional Finance Authority Future Tax Secured Subordinate, ”A“, 4%, 11/01/2034	1,000,000	1,204,660
New York Transitional Finance Authority Future Tax Secured Subordinate, ”A“, 4%, 11/01/2035	1,000,000	1,190,570
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,493,487
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	762,667
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,635,000	1,686,110
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,400,000	2,487,744
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 10/01/2030	7,500,000	7,661,400
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	8,135,000	8,798,328
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	2,330,000	2,507,336
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	5,000,000	5,394,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	$1,315,000	$ 1,303,612
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	1,685,000	1,794,121
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), ”C“, 4%, 3/15/2042	10,000,000	11,547,100
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), ”C“, 4%, 3/15/2049	10,200,000	11,629,734
New York Urban Development Corp., State Personal Income Tax Rev., ”A“, 4%, 3/15/2039	6,000,000	7,000,440
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	1,455,000	1,808,580
New York, NY, ”B-1“, 5%, 12/01/2041	3,500,000	4,169,235
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), ”F“, 4.5%, 2/15/2048	5,574,420	5,830,732
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	1,025,000	1,247,712
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2036	2,000,000	2,365,280
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2037	2,280,000	2,680,391
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2038	2,800,000	3,279,528
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2039	3,500,000	4,085,095
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	2,495,000	2,614,835
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2046	7,000,000	8,401,400
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2048	5,150,000	6,195,347
New York, NY, Transitional Finance Authority Future Tax Secured Rev., ”A“4, 4%, 11/01/2038	3,285,000	3,840,723
New York, NY, Trust for Cultural Resources (Lincoln Center For The Performing Arts, Inc.), ”A“, 4%, 12/01/2035	245,000	281,902
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 5%, 12/01/2031	330,000	428,630

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 5%, 12/01/2032	$1,090,000	$ 1,405,097
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 4%, 12/01/2034	910,000	1,053,170
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,220,000	2,490,862
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	920,000	1,025,726
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,485,000	1,637,212
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,430,000	1,583,081
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	3,570,000	3,925,393
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	17,280,000	18,938,016
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,670,000	2,693,229
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2029	870,000	792,274
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2032	1,465,000	1,272,367
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2033	1,255,000	1,070,992
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2034	1,755,000	1,473,691
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2036	275,000	225,129
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2034	950,000	1,121,114
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	480,000	564,538
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2041	2,710,000	3,048,994
		$293,089,598
North Carolina - 1.6%
North Carolina Housing Finance Agency, Home Ownership Rev., ”44“, 4%, 7/01/2050	$1,700,000	$ 1,932,713
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	205,000	218,257
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	276,526

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	$285,000	$ 299,732
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (The Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2040 (w)	915,000	1,075,637
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (The Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2045 (w)	875,000	1,016,330
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (The Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2050 (w)	560,000	646,565
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), ”A“, 4%, 11/01/2049	3,790,000	4,268,753
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), ”A“, 4%, 11/01/2052	9,435,000	10,601,732
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”A“, 5%, 9/01/2037	100,000	101,271
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2041	370,000	373,756
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2046	1,350,000	1,355,427
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2042	610,000	686,750
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2047	1,195,000	1,336,763
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2051	2,440,000	2,721,966
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2054	975,000	1,086,033
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,600,000	1,936,016
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	11,650,000	14,493,066
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 4%, 1/01/2055	1,385,000	1,558,859
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2049	6,745,000	8,041,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	$1,780,000	$ 2,186,036
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,435,000
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2033	1,375,000	1,562,949
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2027	1,400,000	1,728,636
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2028	1,875,000	2,358,937
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2029	1,490,000	1,907,543
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2030	1,250,000	1,626,900
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2031	1,350,000	1,745,779
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2032	1,000,000	1,284,180
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2033	1,000,000	1,276,020
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	1,000,000	1,080,080
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2045	900,000	1,372,014
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,834,475
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2049	2,615,000	4,097,051
		$83,523,074
North Dakota - 0.7%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 7/01/2034	$405,000	$ 425,283
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 1/01/2051 (u)	12,175,000	13,839,079
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”D“, 4.25%, 1/01/2049 (u)	6,775,000	7,508,055
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), ”A“, AGM, 4%, 4/01/2039	2,340,000	2,735,226
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2034	3,895,000	4,411,360

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - continued
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2038	$3,620,000	$ 4,036,445
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2048	200,000	218,684
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2053	1,485,000	1,616,155
		$34,790,287
Ohio - 3.5%
Akron, Bath and Copley Joint Township Hospital District, OH, Hospital Facilities Rev., 4%, 11/15/2034 (w)	$485,000	$ 552,454
Akron, Bath and Copley Joint Township Hospital District, OH, Hospital Facilities Rev., 4%, 11/15/2035 (w)	485,000	549,738
Akron, Bath and Copley Joint Township Hospital District, OH, Hospital Facilities Rev., 4%, 11/15/2036 (w)	485,000	548,074
Akron, Bath and Copley Joint Township Hospital District, OH, Hospital Facilities Rev., 4%, 11/15/2038 (w)	360,000	405,198
Akron, Bath and Copley Joint Township, OH, Hospital Improvement Rev. (Children's Hospital Medical Center of Akron), 5%, 11/15/2038	3,005,000	3,238,008
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), ”B“, 5%, 2/15/2024 (Prerefunded 2/15/2022)	1,500,000	1,597,125
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2031	1,800,000	2,378,034
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2034	900,000	1,165,770
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2035	450,000	579,686
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	1,400,000	1,793,330
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2039	450,000	524,421
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	6,485,000	7,087,975
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	22,650,000	24,094,390
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, ”2“, 0%, 6/01/2057	62,655,000	8,824,330
Cleveland, OH, Public Power System Refunding Rev., ”A“, AGM, 4%, 11/15/2038	1,000,000	1,154,390
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), ”B“, 7%, 5/15/2040	1,000,000	1,002,720

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	$4,065,000	$ 4,499,630
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	10,245,000	11,835,024
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), ”A“, 4%, 5/15/2047	4,140,000	4,598,091
Lancaster, PA, Port Authority Gas Supply Rev., ”A“, 5%, 8/01/2049 (Put Date 2/01/2025)	5,250,000	6,194,317
Lucas County, OH, Hospital Rev. (Promedica Healthcare), ”A“, 5.25%, 11/15/2048	485,000	552,590
Miami County, OH, Hospital Facilities Rev. (Kettering Health), ”A“, 5%, 8/01/2049	9,845,000	11,758,376
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2041 (w)	3,140,000	3,423,259
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2047	1,740,000	1,965,504
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 5%, 11/15/2034	1,000,000	1,196,750
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 4%, 11/15/2038	4,380,000	4,742,270
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 4%, 11/15/2042	1,425,000	1,524,009
Northeast Ohio Regional Sewer District, Wastewater Improvement Rev., 4%, 11/15/2036	1,000,000	1,222,740
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”B“, 2.6%, 6/01/2041 (Put Date 10/01/2029)	4,615,000	4,748,927
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 12/01/2027 (Put Date 10/01/2024)	8,400,000	8,702,568
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,925,000	4,067,360
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	10,040,000	10,966,290
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	250,000	268,780
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	330,000	352,800
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,411,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	$1,130,000	$ 1,434,230
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	1,075,000	1,349,276
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	1,135,000	1,419,919
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	1,950,000	2,415,738
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2048 (u)	4,380,000	4,921,587
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2049 (u)	8,600,000	9,720,752
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2034	865,000	1,046,408
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	635,000	696,982
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	620,000	676,116
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	590,000	638,575
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2038 (u)	3,355,000	3,680,066
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2043 (u)	8,150,000	8,903,712
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,876,696
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	390,000	391,802
		$187,697,877
Oklahoma - 0.6%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$265,000	$ 259,011
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	2,195,000	2,374,836
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,360,000	2,775,596
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,534,244
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2029	150,000	181,857

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2033	$810,000	$ 957,379
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2038	1,135,000	1,317,372
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2043	395,000	460,870
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2048	1,140,000	1,324,099
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2052	9,880,000	11,524,921
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2057	2,630,000	3,061,635
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), ”A“, 4.75%, 9/01/2048	2,580,000	2,934,157
Tulsa, OK, Airport Improvement Trust Rev., ”A“, 5%, 6/01/2045	755,000	844,113
		$29,550,090
Oregon - 1.0%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), ”B-2“, 2.75%, 11/15/2025	$950,000	$ 958,256
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2025 (Put Date 5/02/2022)	1,275,000	1,282,994
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 7/01/2038 (Put Date 5/01/2022)	1,730,000	1,772,350
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, 5%, 8/15/2045	2,140,000	2,646,067
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, 4%, 8/15/2050	1,510,000	1,693,103
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, 5%, 8/15/2050	1,425,000	1,750,385
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, AGM, 4%, 8/15/2045	3,920,000	4,495,299
Oregon Facilities Authority Rev. (Legacy Health), ”A“, 5%, 6/01/2046	10,100,000	11,547,936
Oregon Facilities Authority Rev. (Samaritan Health Services Project), ”A“, 5%, 10/01/2040	750,000	915,533
Oregon Health & Sciences University Rev., ”B“, 5%, 7/01/2034	7,500,000	9,008,850
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), ”D“, 4.75%, 1/01/2050 (u)	7,950,000	8,962,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Port of Portland, OR, International Airport Rev., ”24B“, 5%, 7/01/2042	$1,340,000	$ 1,538,762
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2030	4,000,000	5,074,960
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2033	1,750,000	2,188,235
		$53,834,844
Pennsylvania - 7.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	$13,590,000	$ 14,997,380
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2035	1,150,000	1,335,472
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2036	1,100,000	1,271,787
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	135,000	149,895
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	135,000	143,779
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	330,000	346,104
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027	2,000,000	2,233,280
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	500,000	592,535
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	1,075,000	1,268,543
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	500,000	587,785
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	500,000	585,895
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	2,500,000	2,903,150
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	2,280,000	2,562,880
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	855,000	957,318
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	1,125,000	1,269,743

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	$3,500,000	$ 3,929,065
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	2,025,000	2,261,581
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	900,000	979,047
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,460,000	1,557,820
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), ”A“, 5%, 11/01/2044	7,325,000	7,519,918
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B“, 5%, 2/01/2040 (Put Date 2/01/2030)	4,200,000	4,738,104
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B-1“, 5%, 2/01/2040 (Put Date 2/01/2025)	1,205,000	1,306,907
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B-2“, 5%, 2/01/2040 (Put Date 2/01/2027)	7,015,000	7,794,016
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	660,154
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	945,000	1,090,001
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	895,000	974,261
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	4,485,000	4,846,536
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2032	225,000	256,725
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2033	270,000	306,320
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2034	335,000	378,192
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2035	325,000	365,024
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2036	170,000	190,500
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 4.75%, 12/15/2037	1,115,000	1,217,156
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2047	530,000	579,195

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2051	$645,000	$ 703,424
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,475,000	1,850,933
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,260,000	1,571,976
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	630,000	783,040
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	730,000	734,811
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,316,081
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	966,295
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 4%, 1/01/2033	2,155,000	2,199,652
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2038	345,000	363,568
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,549,728
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	505,000	550,288
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.915% (LIBOR - 3mo. + 0.75%), 6/01/2037	7,315,000	6,618,100
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	585,000	613,881
Doylestown, PA, Hospital Rev., ”A“, 5%, 7/01/2049	590,000	651,755
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	373,953
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	476,124
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	485,000	488,749
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	265,000	266,418
Erie, PA, City School District General Obligation, ”A“, AGM, 5%, 4/01/2034	820,000	1,036,160
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), ”A“, 4%, 7/01/2049	7,950,000	8,793,177

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), ”A“, 5%, 12/01/2043	$9,610,000	$ 10,719,282
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, ”B“, 0%, 12/01/2036	12,095,000	8,260,885
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2021	755,000	796,344
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2023	675,000	766,800
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2024	690,000	809,839
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2026	630,000	781,131
Luzerne County, PA, ”A“, AGM, 5%, 11/15/2029	5,835,000	6,992,372
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2029	1,570,000	1,959,423
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	940,000	1,129,203
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	680,000	851,408
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2032	2,625,000	3,186,986
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2033	2,000,000	2,416,460
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,970,000	2,132,269
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,880,000	2,020,304
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	3,785,000	4,060,851
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”C“, 5%, 11/15/2045	1,380,000	1,619,485
Montgomery County, PA, Industrial Development Authority Rev. (Haverford School Project), 4%, 3/01/2049	8,700,000	9,571,131
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	1,026,612
Montour County, PA, Geisinger Authority Health System Rev., ”A“, 4%, 4/01/2039	3,320,000	3,850,204
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	450,000	504,846
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	600,000	667,212
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,310,000	1,416,817
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	800,000	862,016

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Private Activity Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2021	$3,270,000	$ 3,364,732
Pennsylvania Economic Development Financing Authority Private Activity Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2021	3,270,000	3,428,333
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	1,110,000	1,253,656
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	760,000	865,792
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	795,000	910,649
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	210,000	242,857
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management Project, Inc.), 2.15%, 7/01/2041 (Put Date 7/01/2024)	8,000,000	8,352,560
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), ”A“, AGM, 4%, 5/01/2040	1,310,000	1,508,255
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2038	1,000,000	1,225,320
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2039	250,000	305,428
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	2,305,000	2,441,940
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	3,915,000	4,286,886
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”128A“, 4.75%, 4/01/2033 (u)	6,285,000	6,952,153
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	2,003,836
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2030	2,000,000	2,439,960
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2032	7,820,000	9,416,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	$22,255,000	$ 26,697,766
Pennsylvania Turnpike Commission Rev., ”A“, 5%, 12/01/2044	2,220,000	2,758,394
Philadelphia, PA, ”B“, 5%, 2/01/2032	5,250,000	6,734,752
Philadelphia, PA, ”B“, 5%, 2/01/2035	3,850,000	4,852,193
Philadelphia, PA, Airport Refunding Rev., ”B“, 5%, 7/01/2047	5,000,000	5,717,000
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2033	4,215,000	4,978,589
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2034	250,000	294,523
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2042	11,175,000	12,872,147
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.625%, 8/01/2036	315,000	344,793
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.75%, 8/01/2046	805,000	872,781
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.375%, 8/01/2051	1,530,000	1,675,931
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	1,180,000	1,291,309
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,430,796
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	1,175,000	1,177,703
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 6.75%, 6/15/2033	150,000	162,176
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	355,000	381,998
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2035	1,040,000	1,208,386
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	10,810,000	12,311,293
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2037	2,080,000	2,402,587
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2058	8,300,000	9,402,074
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.25%, 12/01/2047	350,000	360,175

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.5%, 12/01/2058	$505,000	$ 522,266
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2037	565,000	569,464
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2042	1,005,000	998,337
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2049	1,570,000	1,530,153
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”15“, 5%, 8/01/2042	9,075,000	10,666,029
Philadelphia, PA, Gas Works Rev., ”14“, AGM, 5%, 10/01/2033	2,910,000	3,549,909
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,900,000	2,031,100
Philadelphia, PA, School District, ”A“, 5%, 9/01/2033	310,000	385,005
Philadelphia, PA, School District, ”A“, 5%, 9/01/2035	1,160,000	1,428,540
Philadelphia, PA, School District, ”A“, 4%, 9/01/2036	1,565,000	1,795,916
Philadelphia, PA, School District, ”A“, 5%, 9/01/2036	385,000	471,975
Philadelphia, PA, School District, ”A“, 4%, 9/01/2037	1,240,000	1,415,807
Philadelphia, PA, School District, ”A“, 5%, 9/01/2037	385,000	469,881
Philadelphia, PA, School District, ”A“, 4%, 9/01/2038	1,775,000	2,016,968
Philadelphia, PA, School District, ”A“, 5%, 9/01/2038	385,000	468,214
Philadelphia, PA, School District, ”A“, 4%, 9/01/2039	1,000,000	1,131,960
Philadelphia, PA, School District, ”B“, 5%, 9/01/2043	1,160,000	1,389,274
Philadelphia, PA, School District, ”F“, 5%, 9/01/2037	1,020,000	1,211,831
Philadelphia, PA, School District, ”F“, 5%, 9/01/2038	255,000	302,325
Philadelphia, PA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2045	6,500,000	8,270,795
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2032	750,000	1,034,925
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2033	565,000	790,158
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 4%, 9/01/2035	285,000	336,095
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2044	1,875,000	2,335,181
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	1,920,000	2,135,136
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,945,000	3,268,685

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	$2,015,000	$ 2,228,912
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2050	1,920,000	2,117,222
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	90,000	90,601
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	80,000	81,700
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2030	445,000	478,170
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2035	435,000	458,420
		$374,373,504
Puerto Rico - 5.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, AGM, 5%, 7/01/2028	$3,235,000	$ 3,297,500
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2041	2,885,000	3,202,090
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	5,860,000	5,898,324
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2029	850,000	950,461
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	5,005,000	5,099,895
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	365,000	367,690
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	17,370,000	18,116,910
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	8,390,000	8,598,408
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”M“, AGM, 5%, 7/01/2032	660,000	663,307
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2030	5,350,000	5,723,002
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,980,000	2,107,908
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AGM, 5.25%, 7/01/2036	4,910,000	5,415,239
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	1,515,000	1,561,495

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	$3,330,000	$ 3,430,066
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”Y“, AGM, 6.25%, 7/01/2021	2,445,000	2,527,445
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NATL, 5%, 7/01/2038	570,000	573,865
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	50,110,000	31,819,850
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	210,000	210,256
Commonwealth of Puerto Rico, Public Improvement, ”A“, AGM, 5%, 7/01/2035	10,035,000	10,462,090
Commonwealth of Puerto Rico, Public Improvement, ”A“, NATL, 5.5%, 7/01/2021	570,000	576,612
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5.25%, 7/01/2030	785,000	789,435
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, NATL, 6%, 7/01/2027	2,560,000	2,626,611
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	7,120,000	7,122,706
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	10,160,000	7,213,600
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	1,535,000	1,089,850
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	850,000	603,500
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	405,000	287,550
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	3,815,000	2,708,650
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	3,990,000	2,832,900
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	425,000	301,750
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	6,450,000	4,579,500
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	445,000	445,352
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	1,915,000	1,915,862
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	2,380,000	1,686,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 5.25%, 7/01/2022	$1,505,000	$ 1,533,791
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 4.75%, 7/01/2033	225,000	226,550
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2022	905,000	909,389
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2024	160,000	161,309
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2025	210,000	211,718
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	110,000	112,125
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	555,000	557,692
Puerto Rico Electric Power Authority Rev., ”SS“, AGM, 4.375%, 7/01/2030	230,000	230,069
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	1,955,000	1,388,050
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	1,705,000	1,210,550
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	345,000	244,950
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	5,215,000	3,702,650
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2024	970,000	977,935
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2026	35,000	35,286
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 5%, 7/01/2022	360,000	363,467
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 4.25%, 7/01/2027	1,385,000	1,385,637
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2025	280,000	288,165
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2026	840,000	865,855
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2029	2,295,000	2,366,122
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	3,085,000	3,178,969
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	860,000	886,393

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2034	$465,000	$ 478,076
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	360,000	256,050
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	815,000	578,650
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	2,450,000	1,733,375
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	2,730,000	1,934,887
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	955,000	678,050
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	2,950,000	2,094,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	5,000,000	5,125,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,805,140
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	15,000	14,985
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	525,127
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	250,000	249,540
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	603,654
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	154,613

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	$2,205,000	$ 2,199,333
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	688,372
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	725,092
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	820,000	787,610
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	534,994
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2023	3,810,000	4,051,706
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	7,335,000	7,897,521
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2025	705,000	766,236
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2028	755,000	823,229
Puerto Rico Municipal Finance Agency, ”A“, AGM, 5%, 8/01/2027	190,000	193,753
Puerto Rico Public Buildings Authority Government Facilities Rev., ”I“, AGM, 5%, 7/01/2036	425,000	432,038
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-2“, AAC, 10%, 7/01/2035	4,660,000	4,947,103
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2023	1,100,000	1,143,549
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2027	1,600,000	1,641,632
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2028	435,000	446,319
Puerto Rico Public Buildings Authority Government Facilities Rev., ”N“, AGM, 5%, 7/01/2032	400,000	407,584

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.5%, 7/01/2034	$395,000	$ 412,119
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	974,000	1,006,892
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	33,541,000	35,455,856
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	9,821,000	10,009,269
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	132,000	135,423
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	1,824,000	1,902,158
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	157,000	144,961
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	1,554,000	1,319,160
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	293,000	230,568
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	14,021,000	10,235,050
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	13,721,000	9,183,328
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	9,798,000	2,766,073
University of Puerto Rico Rev., ”P“, NATL, 5%, 6/01/2025	350,000	352,863
		$283,714,614
Rhode Island - 0.3%
Providence, RI, ”A“, 5%, 1/15/2025	$1,345,000	$ 1,452,089
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3%, 12/01/2021	2,820,000	2,825,161
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2021	1,120,000	1,161,709
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.25%, 12/01/2022	1,500,000	1,503,390
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2022	700,000	747,845
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.8%, 12/01/2031	905,000	901,624
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.5%, 12/01/2034	2,060,000	2,104,063

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	$4,625,000	$ 4,647,339
		$15,343,220
South Carolina - 2.3%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$ 2,398,590
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	650,000	811,116
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), ”A“, 5%, 10/01/2040	3,880,000	4,579,874
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	4,150,000	4,210,632
Richland County, SC, Environmental Improvement Rev. (International Paper), ”A“, 3.875%, 4/01/2023	5,750,000	6,181,825
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	4,350,000	4,877,133
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,425,000	9,704,926
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), ”A“, 5%, 5/01/2048	6,685,000	7,731,069
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), ”C“, 5%, 7/01/2032	5,000,000	6,194,050
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,580,000	1,668,685
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,210,000	1,275,800
South Carolina Ports Authority Rev., 5.25%, 7/01/2050	3,075,000	3,773,978
South Carolina Ports Authority Rev. (tax-exempt), ”B“, 5%, 7/01/2044	8,000,000	9,676,560
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2035	3,405,000	3,915,648
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2037	5,290,000	6,035,149
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2039	5,235,000	5,912,671
South Carolina Public Service Authority Rev., ”A“, 5.125%, 12/01/2043	2,745,000	3,018,512
South Carolina Public Service Authority Rev., ”B“, 5.125%, 12/01/2043	6,550,000	7,202,642
South Carolina Public Service Authority Rev., ”C“, 5%, 12/01/2036	2,920,000	3,038,698

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.641%, 12/01/2026	$7,990,000	$ 8,040,896
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.771%, 12/01/2027	3,700,000	3,705,883
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.923%, 12/01/2028	2,750,000	2,752,778
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.993%, 12/01/2029	1,800,000	1,800,468
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 3.043%, 12/01/2030	575,000	574,396
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 3.593%, 12/01/2039	4,150,000	4,281,928
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 5%, 4/15/2048	4,620,000	5,339,334
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, AGM, 4%, 4/15/2045	1,080,000	1,222,700
		$119,925,941
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2024	$1,000,000	$ 1,113,130
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2025	1,000,000	1,110,380
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2026	1,400,000	1,549,338
South Dakota Housing Development Authority, Homeownership Mortgage, ”B“, 4.5%, 11/01/2048 (u)	8,955,000	10,043,391
		$13,816,239
Tennessee - 1.8%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5.25%, 1/01/2045	$10,310,000	$ 11,432,347
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-1“, 4%, 8/01/2044	440,000	485,773
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2044	655,000	783,465
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	330,000	391,951
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2042	7,000,000	8,112,160
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	790,000	933,906
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,805,000	3,240,168

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	$7,250,000	$ 8,929,463
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2040	9,465,000	11,155,449
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2029 (Prerefunded 5/15/2021)	4,765,000	4,909,523
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2030 (Prerefunded 5/15/2021)	2,500,000	2,575,825
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2035	2,685,000	3,146,793
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	170,000	189,312
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	230,000	251,418
Metropolitan Nashville Airport Authority, TN, Airport Rev., ”B“, 5%, 7/01/2035	1,700,000	2,104,923
Metropolitan Nashville Airport Authority, TN, Airport Rev., ”B“, 5%, 7/01/2054	10,000,000	11,867,000
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	1,665,000	1,813,102
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	2,385,000	2,702,348
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	2,805,000	3,484,427
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 3.75%, 7/01/2039	1,500,000	1,658,715
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4%, 1/01/2043	2,260,000	2,475,355
Tennessee Housing Development Agency, Residential Finance Program Rev., ”2-C“, 4%, 1/01/2045	845,000	896,308
Tennessee Housing Development Agency, Residential Finance Program Rev., ”3“, 4.25%, 7/01/2049	2,665,000	2,955,618
Tennessee Housing Development Agency, Residential Finance Program Rev., ”4“, 4.5%, 7/01/2049 (u)	8,100,000	9,113,958
		$95,609,307

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 4.2%
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2028	$650,000	$ 843,011
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2029	600,000	792,930
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2030	850,000	1,128,656
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2031	630,000	831,625
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2032	625,000	818,688
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2037	1,200,000	1,432,608
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2038	980,000	1,165,230
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2043	5,100,000	5,951,343
Austin, TX, Airport System Rev., ”B“, 5%, 11/15/2041	1,070,000	1,230,468
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2029	715,000	729,693
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2031	1,055,000	1,076,522
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2034	200,000	192,818
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2026	490,000	474,575
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2028	315,000	304,643
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2030	460,000	444,273
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,295,350
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 2.35%, 4/01/2040	820,000	801,542
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 3%, 4/01/2040	900,000	837,648
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), ”A“, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	2,355,000	2,377,796
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), ”A“, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,425,000	1,439,093
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	2,240,000	2,584,512
College of the Mainland, TX, General Obligation, 4%, 8/15/2049	2,240,000	2,559,984

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Dallas and Fort Worth, TX, International Airport Rev., ”C“, 5%, 11/01/2045	$1,875,000	$ 1,954,125
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), ”A“, 5.25%, 9/01/2044	415,000	445,067
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2021	320,000	331,546
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2022	400,000	428,920
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2023	850,000	940,160
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	430,000	501,922
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	650,000	772,382
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	1,000,000	1,203,970
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	1,075,000	1,304,126
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	700,000	858,494
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	800,000	992,288
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	1,100,000	1,357,994
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	485,753
Gulf Coast Waste Disposal Authority, TX, Solid Waste Disposal Rev. (Waste Management of Texas, Inc.), ”B“, 2.45%, 5/01/2028 (Put Date 5/03/2021)	1,330,000	1,344,377
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2030	1,170,000	1,381,735
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2031	1,525,000	1,785,516
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2035	1,575,000	1,867,745
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2036	2,790,000	3,293,902
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2037	3,775,000	4,441,287
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2038	3,150,000	3,693,816
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2032	225,000	237,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2033	$545,000	$ 574,223
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2041	900,000	394,731
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2046	2,250,000	754,020
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,492,164
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	101,627
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project) ”A“, 5%, 7/01/2027	665,000	690,576
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects) ”B-2“, 5%, 7/15/2027	905,000	939,770
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-1“, 5%, 7/15/2030	2,760,000	2,812,578
Houston, TX, Airport System Rev., Subordinate Lien, ”A“, 5%, 7/01/2031	2,310,000	2,493,968
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	10,000	10,030
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), ”A“, 5%, 10/15/2044	1,565,000	1,795,994
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	150,000	154,101
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	215,000	219,081
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	240,000	243,806
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	435,000	436,296
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	2,640,000	2,629,123
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	490,000	562,246
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,595,000	1,798,363
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,780,000	1,997,035

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2031	$190,000	$ 192,088
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 4%, 7/01/2036	955,000	852,662
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2046	6,220,000	6,061,266
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2051	2,545,000	2,389,271
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030	355,000	424,903
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035	355,000	424,903
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047	895,000	1,071,234
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, AGM, 5%, 4/01/2046	1,585,000	1,704,652
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	45,000	46,037
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	115,000	117,172
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	345,000	349,996
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2032	155,000	158,674
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2037	175,000	178,421
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2042	215,000	218,492
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5.25%, 6/15/2048	300,000	305,565
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	3,195,000	3,161,548
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 4%, 1/01/2050 (n)	7,435,000	7,443,253

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”B“, 6%, 1/01/2025 (n)	$9,070,000	$ 9,003,970
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	4,760,184
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2029	420,000	532,547
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2030	520,000	654,196
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2031	420,000	524,924
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2032	420,000	521,060
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	7,296,540
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2028	635,000	787,470
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2029	625,000	787,275
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2030	520,000	648,476
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2031	375,000	464,929
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2032	465,000	572,694
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,160,000	1,241,420
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,451,743
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,562,687
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), ”B“, 5%, 11/15/2030	3,200,000	2,996,576
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	8,751,376	8,871,007
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), ”A-1“, 5%, 10/01/2044	785,000	818,739
Texas Department of Housing & Community Affairs Residential Mortgage Rev., ”A“, 4.75%, 1/01/2049 (u)	14,605,000	16,558,711
Texas Department of Housing & Community Affairs Single Family Mortgage Rev., ”A“, 4.75%, 3/01/2049 (u)	3,615,000	4,075,226
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2026	805,000	872,185

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	$22,920,000	$ 26,269,987
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,709,189
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,355,955
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,176,170
Texas State University, Financing System Rev., ”A“, 5%, 3/15/2032	5,000,000	6,172,500
Texas Transportation Commission, State Highway 249 System Rev., ”A“, 5%, 8/01/2057	4,100,000	4,677,526
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2037	455,000	240,199
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2038	335,000	167,333
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2039	375,000	177,386
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2040	375,000	167,475
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2041	745,000	314,286
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2042	1,025,000	408,862
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2043	840,000	317,486
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	590,000	593,168
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	2,575,000	2,589,085
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	40,000	40,138
University of Texas, System Rev., ”J“, 5%, 8/15/2028	5,000,000	6,249,450
		$224,764,401

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 0.5%
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 5%, 4/15/2030	$150,000	$ 150,561
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 6%, 4/15/2045	795,000	798,577
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2039	290,000	353,002
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2044	260,000	312,354
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2049	1,840,000	2,194,807
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,158,780
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	4,014,322
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), ”A“, 5%, 5/15/2043	5,000,000	6,351,200
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”H“, GNMA, 4.5%, 8/21/2049	1,535,442	1,636,336
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, GNMA, 4%, 9/21/2049	3,117,454	3,330,813
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, ”G“, GNMA, 4.5%, 7/21/2049	3,651,673	3,889,324
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, ”G“, GNMA, 3.5%, 2/21/2050	3,961,022	4,216,033
		$28,406,109
Vermont - 0.5%
Burlington, VT, Airport Rev., ”A“, 5%, 7/01/2022	$165,000	$ 172,314
Burlington, VT, Airport Rev., ”A“, 4%, 7/01/2028	2,020,000	2,096,720
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	1,035,000	1,146,511
Vermont Housing Finance Agency, Multi-Purpose Rev., ”C“, 4%, 11/01/2043	390,000	412,776
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.625%, 6/15/2029	485,000	514,153
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.75%, 6/15/2030	530,000	558,228
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2033	500,000	526,485
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2034	530,000	556,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3%, 6/15/2035	$13,000,000	$ 12,804,220
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.375%, 6/15/2036	7,130,000	7,029,039
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4.375%, 6/15/2046	765,000	783,873
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4%, 6/15/2047	1,260,000	1,264,284
		$27,865,373
Virginia - 1.2%
Charles City County, VA, Economic Development Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2027 (Put Date 5/02/2022)	$1,275,000	$ 1,306,212
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	13,150,000	14,720,373
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,100,000	2,188,137
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,905,000	4,928,500
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	3,990,000	4,997,116
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), ”A“, 2.4%, 9/01/2038 (Put Date 5/02/2022)	1,090,000	1,116,683
Halifax County, VA, Industrial Development Authority Recovery Zone Facility Rev. (Virginia Electric & Power Co. Project), ”A“, 0.45%, 12/01/2041 (Put Date 4/01/2022)	5,440,000	5,440,000
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 11.271%, 8/23/2027 (p)	3,150,000	4,420,238
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), ”A“, 2.5%, 6/01/2023	1,455,000	1,505,605
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), ”B“, 0.75%, 11/01/2035 (Put Date 9/02/2025)	4,160,000	4,157,546
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023	110,000	110,422
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028	145,000	149,069
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	270,000	281,699

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	$980,000	$ 990,535
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	230,000	239,389
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), ”A“, 2.4%, 6/01/2028 (Put Date 5/01/2022)	1,275,000	1,306,212
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2030	800,000	832,968
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035	715,000	735,177
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	1,285,000	1,321,969
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	736,225
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	185,000	188,310
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	5,705,000	5,876,435
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2021 (a)(d)	529,028	53
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), ”A“, 0.75%, 10/01/2040 (Put Date 9/02/2025)	4,800,000	4,792,560
		$62,341,433
Washington - 1.9%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., ”S-1“, 5%, 11/01/2041	$13,000,000	$ 15,745,210
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,885,000	2,170,540
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	2,410,000	2,729,686
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	4,630,000	5,141,430
King Country, WA, Public Hospital District No. 2 (EvergreenHealth), ”A“, 4%, 12/01/2040	2,000,000	2,277,660
King Country, WA, Public Hospital District No. 2 (EvergreenHealth), ”A“, 4%, 12/01/2041	1,250,000	1,418,538
King Country, WA, Public Hospital District No. 2 (EvergreenHealth), ”A“, 4%, 12/01/2045	3,795,000	4,267,136

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2037	$10,000,000	$ 12,109,500
Seattle, WA, Port Rev., 4%, 4/01/2044	1,600,000	1,715,760
Seattle, WA, Port Rev., ”B“, 5%, 8/01/2024	3,000,000	3,231,390
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	5,140,000	6,318,910
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	2,500,000	3,050,825
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	8,105,000	9,850,979
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	500,000	579,460
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,875,000	2,092,594
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,710,000	1,897,878
Washington Higher Education Facilities Authority Rev. (Seattle University Project), 4%, 5/01/2045	545,000	598,666
Washington Higher Education Facilities Authority Rev. (Seattle University Project), 4%, 5/01/2050	515,000	561,371
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2037	12,000,000	13,659,120
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2039	7,985,000	9,069,203
Washington State Convention Center Public Facilities District, Lodging Tax, 5%, 7/01/2058	3,830,000	4,249,538
		$102,735,394
West Virginia - 0.6%
Harrison County, WV, Community Solid Waste Disposal Rev. (Monongahela Power Co.), 3%, 10/15/2037	$10,000,000	$ 10,199,100
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,445,000	1,554,155
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 1%, 1/01/2041 (Put Date 9/01/2025)	3,140,000	3,122,918
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2038	840,000	987,067
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2039	250,000	292,895
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), ”A“, 4%, 6/01/2051	10,000,000	11,071,700
West Virginia Housing Development Fund, ”A“, FHA, 3.45%, 11/01/2033	640,000	705,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Housing Development Fund, ”A“, FHA, 3.75%, 11/01/2038	$605,000	$ 665,010
West Virginia Housing Development Fund, ”A“, FHA, 3.9%, 11/01/2048	300,000	323,076
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	675,000	832,613
		$29,754,384
Wisconsin - 1.4%
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	$6,000,000	$ 6,956,460
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,570,000	4,122,100
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	5,000,000	5,764,800
Public Finance Authority Wisconsin Healthcare Facilities Rev. (Blue Ridge Healthcare), ”A“, 4%, 1/01/2045	650,000	721,448
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), ”A“, 5%, 7/15/2026 (Prerefunded 7/15/2021)	2,215,000	2,299,724
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2030	115,000	148,741
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2031	130,000	167,109
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2032	150,000	191,481
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2033	160,000	203,246
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2034	150,000	189,965
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2035	190,000	239,554
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2036	1,200,000	1,387,548
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2037	1,100,000	1,266,573
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 5%, 2/15/2047	805,000	914,721

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2038	$385,000	$ 444,856
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2044	450,000	514,094
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2049	1,875,000	2,131,519
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2039	815,000	857,274
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2046	875,000	889,892
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2054	5,965,000	5,926,645
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”B-3“, 2.25%, 11/01/2026	1,735,000	1,697,194
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2040	465,000	478,341
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2045	630,000	645,605
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2050	2,560,000	2,615,552
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., ”D“, 4%, 3/01/2047 (u)	5,360,000	5,926,659
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	385,000	397,882
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	1,260,000	1,318,577
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2042	1,600,000	1,648,032
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”C“, 5%, 7/01/2042	1,630,000	1,661,948
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	200,000	229,738
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	615,000	693,345
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	420,000	470,665
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	126,053

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	$120,000	$ 125,566
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2025	100,000	104,692
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2030	165,000	172,377
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2038	220,000	225,964
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	694,490
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	637,894
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027	5,080,000	4,368,444
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	925,000	800,569
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”A“, 5%, 11/15/2041	1,010,000	1,193,254
Wisconsin Public Finance Authority Rev. (Celanese Corp.), ”B“, 5%, 12/01/2025	620,000	716,075
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2037	995,000	1,057,864
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2042	960,000	1,013,702
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2047	2,320,000	2,436,139
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2052	200,000	209,426
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.125%, 11/15/2029	490,000	522,218
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.5%, 11/15/2034	455,000	485,471
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.75%, 11/15/2044	375,000	399,679
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 6%, 11/15/2049	740,000	795,367

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, 5%, 7/01/2036	$500,000	$ 594,860
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2044	375,000	437,006
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2045	805,000	871,614
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2050	695,000	748,300
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2054	485,000	559,641
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2055	785,000	842,376
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2058	560,000	645,658
		$73,905,987
Wyoming - 0.2%
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050 (u)	$9,000,000	$ 10,223,100
Total Municipal Bonds (Identified Cost, $5,036,588,524)		$ 5,281,520,208
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
Freddie Mac, VRDN, 2.625%, 6/15/2035 (Identified Cost, $18,185,465)	$17,690,000	$ 19,304,920
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	$6,065,000	$ 5,038,068
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2027 (n)	851,000	620,101
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2028 (n)	638,000	446,774

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$25,900,000	$ 7,644,499
Toll Road Investors Partnership II LP, Capital Appreciation, ”A“, NATL, 0%, 2/15/2045 (n)	484,279	156,187
Toll Road Investors Partnership II LP, Capital Appreciation, ”B“, NATL, 0%, 2/15/2033 (n)	3,715,000	2,061,245
Total Bonds (Identified Cost, $15,972,883)		$ 15,966,874
Investment Companies (h) - 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $31,423,577)	31,424,936	$ 31,424,936
Other Assets, Less Liabilities - (0.7)%		(38,382,698)
Net Assets - 100.0%		$ 5,309,834,240

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $31,424,936 and $5,316,792,002, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,595,613, representing 1.1% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 9/30/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $5,070,746,872)	$5,316,792,002
Investments in affiliated issuers, at value (identified cost, $31,423,577)	31,424,936
Receivables for
When-issued investments sold	3,442,783
Investments sold	31,813,163
Fund shares sold	7,929,160
Interest	56,453,080
Other assets	100,085
Total assets	$5,447,955,209
Liabilities
Payable to custodian	$6,336
Payables for
Distributions	1,159,194
Fund shares reacquired	9,182,807
When-issued investments purchased	22,709,072
Interest expense and fees	212,534
Payable to the holders of the floating rate certificates	103,047,264
Payable to affiliates
Investment adviser	102,509
Administrative services fee	3,072
Shareholder servicing costs	1,434,190
Distribution and service fees	47,164
Payable for independent Trustees' compensation	4,599
Accrued expenses and other liabilities	212,228
Total liabilities	$138,120,969
Net assets	$5,309,834,240
Net assets consist of
Paid-in capital	$5,111,937,392
Total distributable earnings (loss)	197,896,848
Net assets	$5,309,834,240
Shares of beneficial interest outstanding	595,126,245

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,017,025,405	338,066,030	$8.92
Class B	5,970,485	668,058	8.94
Class C	140,474,906	15,686,978	8.95
Class I	1,251,718,023	140,384,220	8.92
Class R6	507,222,981	56,932,390	8.91
Class A1	387,380,769	43,383,907	8.93
Class B1	41,671	4,662	8.94

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $9.32 [100 / 95.75 x $8.92] and $9.33 [100 / 95.75 x $8.93], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 9/30/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$85,703,267
Dividends from affiliated issuers	222,032
Other	570
Total investment income	$85,925,869
Expenses
Management fee	$9,155,313
Distribution and service fees	4,246,413
Shareholder servicing costs	1,584,918
Administrative services fee	294,601
Independent Trustees' compensation	21,764
Custodian fee	165,569
Shareholder communications	71,131
Audit and tax fees	31,831
Legal fees	30,544
Interest expense and fees	439,827
Miscellaneous	274,909
Total expenses	$16,316,820
Fees paid indirectly	(883)
Reduction of expenses by investment adviser and distributor	(293,864)
Net expenses	$16,022,073
Net investment income (loss)	$69,903,796
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(8,450,719)
Affiliated issuers	(34,155)
Net realized gain (loss)	$(8,484,874)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$144,117,135
Affiliated issuers	(4,117)
Net unrealized gain (loss)	$144,113,018
Net realized and unrealized gain (loss)	$135,628,144
Change in net assets from operations	$205,531,940
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	9/30/20 (unaudited)	3/31/20
Change in net assets
From operations
Net investment income (loss)	$69,903,796	$129,897,932
Net realized gain (loss)	(8,484,874)	(21,589,052)
Net unrealized gain (loss)	144,113,018	(60,896,867)
Change in net assets from operations	$205,531,940	$47,412,013
Total distributions to shareholders	$(68,995,727)	$(129,401,588)
Change in net assets from fund share transactions	$567,148,355	$1,023,405,944
Total change in net assets	$703,684,568	$941,416,369
Net assets
At beginning of period	4,606,149,672	3,664,733,303
At end of period	$5,309,834,240	$4,606,149,672
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$8.68	$8.77	$8.63	$8.64	$8.89	$8.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.32	$0.31	$0.32(c)	$0.34
Net realized and unrealized gain (loss)	0.24	(0.09)	0.11	(0.02)	(0.27)	0.01
Total from investment operations	$0.36	$0.17	$0.43	$0.29	$0.05	$0.35
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.26)	$(0.29)	$(0.30)	$(0.30)	$(0.31)
Net asset value, end of period (x)	$8.92	$8.68	$8.77	$8.63	$8.64	$8.89
Total return (%) (r)(s)(t)(x)	4.15(n)	1.88	5.14	3.35	0.59(c)	4.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.78	0.77	0.77	0.78(c)	0.79
Expenses after expense reductions (f)	0.73(a)	0.77	0.75	0.73	0.73(c)	0.74
Net investment income (loss)	2.71(a)	2.89	3.74	3.49	3.67(c)	3.88
Portfolio turnover	11(n)	23	19	21	20	22
Net assets at end of period (000 omitted)	$3,017,025	$2,386,528	$1,683,822	$1,418,893	$1,234,571	$870,656
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.71(a)	0.73	0.73	0.72	0.72(c)	0.73
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$8.69	$8.78	$8.65	$8.66	$8.90	$8.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.20	$0.26	$0.24	$0.26(c)	$0.27
Net realized and unrealized gain (loss)	0.25	(0.10)	0.10	(0.02)	(0.26)	0.02
Total from investment operations	$0.34	$0.10	$0.36	$0.22	$0.00(w)	$0.29
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.23)	$(0.23)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$8.94	$8.69	$8.78	$8.65	$8.66	$8.90
Total return (%) (r)(s)(t)(x)	3.88(n)	1.14	4.23	2.58	(0.04)(c)	3.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49(a)	1.53	1.52	1.52	1.53(c)	1.54
Expenses after expense reductions (f)	1.48(a)	1.52	1.50	1.48	1.49(c)	1.49
Net investment income (loss)	1.99(a)	2.19	2.99	2.75	2.94(c)	3.12
Portfolio turnover	11(n)	23	19	21	20	22
Net assets at end of period (000 omitted)	$5,970	$7,843	$12,579	$18,135	$23,866	$27,926
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.46(a)	1.48	1.48	1.48	1.47(c)	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$8.71	$8.80	$8.66	$8.67	$8.92	$8.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.19	$0.26	$0.24	$0.26(c)	$0.27
Net realized and unrealized gain (loss)	0.24	(0.09)	0.11	(0.02)	(0.27)	0.02
Total from investment operations	$0.33	$0.10	$0.37	$0.22	$(0.01)	$0.29
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.23)	$(0.23)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$8.95	$8.71	$8.80	$8.66	$8.67	$8.92
Total return (%) (r)(s)(t)(x)	3.76(n)	1.13	4.35	2.58	(0.16)(c)	3.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49(a)	1.53	1.52	1.52	1.53(c)	1.54
Expenses after expense reductions (f)	1.48(a)	1.52	1.50	1.49	1.49(c)	1.49
Net investment income (loss)	1.98(a)	2.16	2.99	2.74	2.92(c)	3.11
Portfolio turnover	11(n)	23	19	21	20	22
Net assets at end of period (000 omitted)	$140,475	$155,843	$151,636	$181,793	$184,018	$180,722
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.46(a)	1.48	1.48	1.48	1.47(c)	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$8.67	$8.76	$8.63	$8.63	$8.88	$8.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.34	$0.33	$0.34(c)	$0.36
Net realized and unrealized gain (loss)	0.25	(0.09)	0.10	(0.01)	(0.26)	0.02
Total from investment operations	$0.38	$0.19	$0.44	$0.32	$0.08	$0.38
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.28)	$(0.31)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$8.92	$8.67	$8.76	$8.63	$8.63	$8.88
Total return (%) (r)(s)(t)(x)	4.40(n)	2.13	5.27	3.73	0.84(c)	4.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49(a)	0.53	0.52	0.52	0.54(c)	0.55
Expenses after expense reductions (f)	0.48(a)	0.52	0.51	0.49	0.49(c)	0.49
Net investment income (loss)	2.96(a)	3.15	3.99	3.74	3.92(c)	4.12
Portfolio turnover	11(n)	23	19	21	20	22
Net assets at end of period (000 omitted)	$1,251,718	$1,042,592	$870,855	$672,870	$974,392	$474,159
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46(a)	0.48	0.48	0.48	0.47(c)	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$8.67	$8.76	$8.62	$8.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.35	$0.22
Net realized and unrealized gain (loss)	0.24	(0.09)	0.11	(0.15)
Total from investment operations	$0.37	$0.20	$0.46	$0.07
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.29)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$8.91	$8.67	$8.76	$8.62
Total return (%) (r)(s)(t)(x)	4.32(n)	2.21	5.48	0.75(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.46	0.45	0.42(a)
Expenses after expense reductions (f)	0.41(a)	0.45	0.43	0.41(a)
Net investment income (loss)	3.04(a)	3.22	4.06	3.77(a)
Portfolio turnover	11(n)	23	19	21
Net assets at end of period (000 omitted)	$507,223	$591,947	$491,400	$492,474
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.40(a)	0.41	0.41	0.40(a)
See Notes to Financial Statements

Financial Highlights – continued
Class A1	Six months ended	Year ended
	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$8.69	$8.78	$8.64	$8.65	$8.90	$8.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.34	$0.33	$0.35(c)	$0.36
Net realized and unrealized gain (loss)	0.24	(0.09)	0.12	(0.02)	(0.27)	0.03
Total from investment operations	$0.37	$0.19	$0.46	$0.31	$0.08	$0.39
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.28)	$(0.32)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$8.93	$8.69	$8.78	$8.64	$8.65	$8.90
Total return (%) (r)(s)(t)(x)	4.28(n)	2.14	5.40	3.61	0.85(c)	4.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49(a)	0.53	0.52	0.52	0.54(c)	0.54
Expenses after expense reductions (f)	0.48(a)	0.52	0.51	0.49	0.49(c)	0.49
Net investment income (loss)	2.98(a)	3.18	3.99	3.75	3.94(c)	4.13
Portfolio turnover	11(n)	23	19	21	20	22
Net assets at end of period (000 omitted)	$387,381	$421,338	$454,350	$476,864	$504,886	$551,970
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46(a)	0.48	0.48	0.48	0.48(c)	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class B1	Six months ended	Year ended
	9/30/20 (unaudited)	3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$8.69	$8.78	$8.65	$8.66	$8.90	$8.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.22	$0.28	$0.26	$0.28(c)	$0.29
Net realized and unrealized gain (loss)	0.25	(0.09)	0.10	(0.02)	(0.26)	0.02
Total from investment operations	$0.35	$0.13	$0.38	$0.24	$0.02	$0.31
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.22)	$(0.25)	$(0.25)	$(0.26)	$(0.27)
Net asset value, end of period (x)	$8.94	$8.69	$8.78	$8.65	$8.66	$8.90
Total return (%) (r)(s)(t)(x)	4.01(n)	1.38	4.49	2.83	0.19(c)	3.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49(a)	1.53	1.52	1.52	1.53(c)	1.54
Expenses after expense reductions (f)	1.23(a)	1.27	1.25	1.24	1.26(c)	1.27
Net investment income (loss)	2.24(a)	2.45	3.24	2.99	3.17(c)	3.34
Portfolio turnover	11(n)	23	19	21	20	22
Net assets at end of period (000 omitted)	$42	$58	$91	$114	$152	$257
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.21(a)	1.23	1.23	1.23	1.25(c)	1.25

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications

Notes to Financial Statements (unaudited) - continued
that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

Notes to Financial Statements (unaudited) - continued
investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,300,825,128	$—	$5,300,825,128
U.S. Corporate Bonds	—	15,966,874	—	15,966,874
Mutual Funds	31,424,936	—	—	31,424,936
Total	$31,424,936	$5,316,792,002	$—	$5,348,216,938
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the fund utilizing the fund's municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust (“the trust”), and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates”. The carrying value of the fund’s payable to the holders of the floating rate certificates as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2020, the fund’s payable to the holders of the floating rate certificates

Notes to Financial Statements (unaudited) - continued
was $103,047,264 and the weighted average interest rate on the settled floating rate certificates issued by the trust was 0.18%. For the six months ended September 30, 2020, the average payable to the holders of the settled floating rate certificates was $96,328,465 at a weighted average interest rate of 0.87%. Interest expense and fees include interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2020, interest expense and fees related to self-deposited inverse floaters amounted to $427,192 and are included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are not accounted for as secured borrowings.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell debt securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the

Notes to Financial Statements (unaudited) - continued
Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2020, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/20
Ordinary income (including any short-term capital gains)	$1,893,348
Tax-exempt income	127,508,240
Total distributions	$129,401,588

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/20
Cost of investments	$4,996,640,409
Gross appreciation	286,316,261
Gross depreciation	(37,786,996)
Net unrealized appreciation (depreciation)	$ 248,529,265
As of 3/31/20
Undistributed ordinary income	1,504,425
Undistributed tax-exempt income	14,702,201
Capital loss carryforwards	(46,538,815)
Other temporary differences	(11,892,284)
Net unrealized appreciation (depreciation)	103,585,108
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(46,538,815)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and B1 shares will convert to Class A and A1 shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 9/30/20	Year ended 3/31/20
Class A	$37,016,278	$60,394,449
Class B	65,828	241,460
Class C	1,456,270	3,367,523
Class I	16,675,709	32,798,905
Class R6	7,782,023	18,309,232
Class A1	5,999,079	14,288,175
Class B1	540	1,844
Total	$68,995,727	$129,401,588

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended September 30, 2020, this management fee reduction amounted to $282,328, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2020 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6	A1	B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2021. For the six months ended September 30, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $65,076 and $1,499 for the six months ended September 30, 2020, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 3,461,850
Class B	0.75%	0.25%	1.00%	1.00%	33,785
Class C	0.75%	0.25%	1.00%	1.00%	750,531
Class B1	0.75%	0.25%	1.00%	0.75%	247
Total Distribution and Service Fees					$4,246,413
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2020 based on each class's average daily net assets.MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2021. For the six months ended September 30, 2020, this reduction amounted to $62 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended September 30, 2020, this rebate amounted to $11,352 and $122 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2020, were as follows:
Amount
Class A	$121,914
Class B	9,707
Class C	19,485
Class A1	—
Class B1	123
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2020, the fee was $114,588, which equated to 0.0046% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service

Notes to Financial Statements (unaudited) - continued
providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,470,330.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2020 was equivalent to an annual effective rate of 0.0118% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $692 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended September 30, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,599 at September 30, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended September 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $1,264,161,373 and $544,033,006, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	110,383,208	$967,203,591	129,556,923	$1,158,166,774
Class B	55,499	498,926	34,781	309,644
Class C	1,377,443	12,142,484	5,233,994	47,220,149
Class I	37,384,427	328,848,459	62,975,674	564,647,920
Class R6	12,642,168	110,673,815	23,959,991	214,141,467
Class A1	154,229	1,345,547	442,044	3,964,207
Class B1	—	—	390	3,408
	161,996,974	$1,420,712,822	222,203,797	$1,988,453,569
Shares issued to shareholders in reinvestment of distributions
Class A	4,075,939	$35,916,083	6,488,422	$58,265,262
Class B	7,043	61,930	25,602	229,891
Class C	147,711	1,303,182	330,117	2,971,507
Class I	1,347,517	11,856,457	2,280,035	20,452,915
Class R6	874,564	7,665,612	2,038,200	18,267,314
Class A1	581,448	5,116,800	1,352,024	12,140,041
Class B1	61	534	204	1,844
	7,034,283	$61,920,598	12,514,604	$112,328,774
Shares reacquired
Class A	(51,296,479)	$(449,762,156)	(53,122,194)	$(470,287,658)
Class B	(296,636)	(2,613,037)	(590,335)	(5,266,361)
Class C	(3,728,172)	(33,101,405)	(4,903,612)	(43,826,403)
Class I	(18,552,115)	(162,301,250)	(44,432,917)	(391,255,575)
Class R6	(24,886,821)	(215,725,633)	(13,819,437)	(121,383,667)
Class A1	(5,860,194)	(51,963,577)	(5,061,459)	(45,318,172)
Class B1	(2,047)	(18,007)	(4,319)	(38,563)
	(104,622,464)	$(915,485,065)	(121,934,273)	$(1,077,376,399)

Notes to Financial Statements (unaudited) - continued
	Six months ended 9/30/20		Year ended 3/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	63,162,668	$553,357,518	82,923,151	$746,144,378
Class B	(234,094)	(2,052,181)	(529,952)	(4,726,826)
Class C	(2,203,018)	(19,655,739)	660,499	6,365,253
Class I	20,179,829	178,403,666	20,822,792	193,845,260
Class R6	(11,370,089)	(97,386,206)	12,178,754	111,025,114
Class A1	(5,124,517)	(45,501,230)	(3,267,391)	(29,213,924)
Class B1	(1,986)	(17,473)	(3,725)	(33,311)
	64,408,793	$567,148,355	112,784,128	$1,023,405,944
Effective June 1, 2019, purchases of the fund’s Class B and Class B1 shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2020, the fund’s commitment fee and interest expense were $11,946 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$149,559,733	$691,768,881	$809,865,406	$(34,155)	$(4,117)	$31,424,936

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$222,032	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
(9) Subsequent Event
On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020 any Class C shares that have an original purchase date of December 31, 2012 or earlier will automatically convert to Class A shares of the same fund. Please see the fund's prospectus for details.

Board Review of Investment Advisory Agreement
MFS Municipal Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the five-, three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.3 billion, $2 billion, $5 billion and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 13, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 13, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 13, 2020

*	Print name and title of each signing officer under his or her signature.